UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

Fidelity®

Select Portfolios®

Utilities Sector

Telecommunications

Utilities Growth

Wireless

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Utilities Sector
Telecommunications	<Click Here>
Utilities Growth	<Click Here>
Wireless	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Telecommunications Portfolio
Actual	$1,000.00	$1,046.70	$5.26
HypotheticalA	$1,000.00	$1,020.06	$5.19
Utilities Growth Portfolio
Actual	$1,000.00	$1,092.30	$5.12
HypotheticalA	$1,000.00	$1,020.32	$4.94
Wireless Portfolio
Actual	$1,000.00	$940.90	$4.79
HypotheticalA	$1,000.00	$1,020.27	$4.99

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Telecommunications Portfolio	1.02%
Utilities Growth Portfolio	.97%
Wireless Portfolio	.98%

Semiannual Report

Telecommunications Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	15.2	11.2
Qwest Communications International, Inc.	14.7	12.1
Verizon Communications, Inc.	11.6	10.4
BellSouth Corp.	6.3	4.8
Corning, Inc.	4.6	2.7
Cisco Systems, Inc.	4.5	3.9
Motorola, Inc.	4.5	3.2
QUALCOMM, Inc.	4.4	5.6
ALLTEL Corp.	4.3	2.4
Level 3 Communications, Inc.	3.1	0.0
	73.2
Top Industries (% of fund's net assets)
As of August 31, 2006
Diversified Telecommunication Services	55.5%
Communications Equipment	29.4%
Wireless Telecommunication Services	12.0%
All Others*	3.1%

As of February 28, 2006
Diversified Telecommunication Services	39.9%
Communications Equipment	38.0%
Wireless Telecommunication Services	17.9%
Media	2.7%
All Others*	1.5%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 29.4%
Communications Equipment - 29.4%
ADC Telecommunications, Inc. (a)	130,400	$1,779,960
Alcatel SA sponsored ADR (d)	493,100	6,178,543
CIENA Corp. (a)	942,800	3,724,060
Cisco Systems, Inc. (a)(d)	851,200	18,717,888
Comverse Technology, Inc. (a)	298,000	6,228,200
Corning, Inc. (a)	848,300	18,866,192
Juniper Networks, Inc. (a)	735,000	10,782,450
Motorola, Inc.	790,300	18,477,214
Nokia Corp. sponsored ADR	350,100	7,310,088
Nortel Networks Corp. (a)	4,016,900	8,395,332
Powerwave Technologies, Inc. (a)	100,000	758,000
QUALCOMM, Inc.	482,400	18,172,008
Sonus Networks, Inc. (a)	217,100	1,055,106
Tellabs, Inc. (a)	87,600	892,644
		121,337,685
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.5%
Alternative Carriers - 6.5%
Broadwing Corp. (a)	350,000	4,007,500
Global Crossing Ltd. (a)	109,200	1,830,192
Level 3 Communications, Inc. (a)(d)	2,846,600	12,610,438
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	466,900	8,390,193
		26,838,323
Integrated Telecommunication Services - 49.0%
AT&T, Inc. (d)	2,017,642	62,809,196
BellSouth Corp.	634,800	25,849,056
Embarq Corp.	3,188	150,314
NTELOS Holding Corp.	175,000	2,402,750
Qwest Communications International, Inc. (a)(d)	6,892,344	60,721,551
Telenor ASA sponsored ADR	60,200	2,303,252
Verizon Communications, Inc.	1,360,924	47,877,306
Windstream Corp.	15,008	198,106
		202,311,531
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		229,149,854

	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - 12.0%
Wireless Telecommunication Services - 12.0%
ALLTEL Corp.	326,800	$17,715,828
American Tower Corp. Class A (a)	245,000	8,785,700
Bharti Airtel Ltd. (a)	250,000	2,401,270
Crown Castle International Corp.	108,300	3,721,188
Dobson Communications Corp. Class A	508,200	3,491,334
Leap Wireless International, Inc. (a)	40,100	1,855,026
Sprint Nextel Corp.	683,498	11,564,786
		49,535,132
TOTAL COMMON STOCKS (Cost $378,770,626)		400,022,671
Money Market Funds - 21.6%

Fidelity Cash Central Fund, 5.31% (b)	10,797,617	10,797,617
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	78,506,675	78,506,675
TOTAL MONEY MARKET FUNDS (Cost $89,304,292)		89,304,292
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $468,074,918)		489,326,963
NET OTHER ASSETS - (18.5)%		(76,283,746)
NET ASSETS - 100%		$413,043,217
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$196,511
Fidelity Securities Lending Cash Central Fund	83,589
Total	$280,100
Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $525,296,523 of which $351,665,365, $161,866,685, and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,977,047) - See accompanying schedule: Unaffiliated issuers (cost $378,770,626)	$400,022,671
Affiliated Central Funds (cost $89,304,292)	89,304,292
Total Investments (cost $468,074,918)		$489,326,963
Receivable for fund shares sold		3,157,458
Dividends receivable		70,148
Interest receivable		17,504
Prepaid expenses		350
Other receivables		9,984
Total assets		492,582,407

Liabilities
Payable for fund shares redeemed	$656,844
Accrued management fee	187,248
Other affiliated payables	125,410
Other payables and accrued expenses	63,013
Collateral on securities loaned, at value	78,506,675
Total liabilities		79,539,190

Net Assets		$413,043,217
Net Assets consist of:
Paid in capital		$890,838,434
Undistributed net investment income		3,683,875
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(502,699,426)
Net unrealized appreciation (depreciation) on investments		21,220,334
Net Assets, for 9,416,519 shares outstanding		$413,043,217
Net Asset Value, offering price and redemption price per share ($413,043,217 ÷ 9,416,519 shares)		$43.86

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$4,540,041
Special dividends		1,230,657
Income from affiliated Central Funds		280,100
Total income		6,050,798

Expenses
Management fee	$1,288,362
Transfer agent fees	741,679
Accounting and security lending fees	113,830
Independent trustees' compensation	941
Custodian fees and expenses	16,522
Registration fees	76,026
Audit	17,076
Legal	4,959
Interest	15,851
Miscellaneous	19,377
Total expenses before reductions	2,294,623
Expense reductions	(15,427)	2,279,196
Net investment income (loss)		3,771,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,432,284
Foreign currency transactions	(6,414)
Total net realized gain (loss)		27,425,870
Change in net unrealized appreciation (depreciation) on investment securities (net of increase in deferred foreign taxes of $31,711)		(16,410,297)
Net gain (loss)		11,015,573
Net increase (decrease) in net assets resulting from operations		$14,787,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,771,602	$3,338,999
Net realized gain (loss)	27,425,870	55,407,188
Change in net unrealized appreciation (depreciation)	(16,410,297)	10,244,776
Net increase (decrease) in net assets resulting from operations	14,787,175	68,990,963
Distributions to shareholders from net investment income	(1,053,022)	(3,005,035)
Share transactions Proceeds from sales of shares	314,669,958	116,810,248
Reinvestment of distributions	1,012,385	2,869,866
Cost of shares redeemed	(318,819,312)	(116,998,712)
Net increase (decrease) in net assets resulting from share transactions	(3,136,969)	2,681,402
Redemption fees	112,126	25,069
Total increase (decrease) in net assets	10,709,310	68,692,399

Net Assets
Beginning of period	402,333,907	333,641,508
End of period (including undistributed net investment income of $3,683,875 and undistributed net investment income of $965,295, respectively)	$413,043,217	$402,333,907
Other Information Shares
Sold	7,156,977	3,070,553
Issued in reinvestment of distributions	22,664	74,920
Redeemed	(7,349,934)	(3,137,526)
Net increase (decrease)	(170,293)	7,947

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$41.97	$34.83	$35.79	$23.62	$30.55	$45.89
Income from Investment Operations
Net investment income (loss) E	.36 F	.36	.49 G	.08	.03	.01
Net realized and unrealized gain (loss)	1.59	7.11	(.96)	12.13	(6.95)	(15.33)
Total from investment operations	1.95	7.47	(.47)	12.21	(6.92)	(15.32)
Distributions from net investment income	(.07)	(.33)	(.49)	(.05)	(.03)	(.02)
Redemption fees added to paid in capital E	.01	- J	- J	.01	.02	- J
Net asset value, end of period	$43.86	$41.97	$34.83	$35.79	$23.62	$30.55
Total Return B, C, D	4.67%	21.54%	(1.40)%	51.78%	(22.60)%	(33.39)%
Ratios to Average Net Assets H
Expenses before reductions	1.02% A	1.05%	1.09%	1.40%	1.56%	1.29%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.09%	1.40%	1.56%	1.29%
Expenses net of all reductions	1.01% A	.96%	1.02%	1.34%	1.34%	1.20%
Net investment income (loss)	1.67% A,F	.96%	1.44% G	.27%	.13%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$413,043	$402,334	$333,642	$439,350	$312,839	$456,116
Portfolio turnover rate	230% A	148%	56%	98%	163%	169%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%. G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	9.9	12.6
BellSouth Corp.	9.9	10.7
Verizon Communications, Inc.	9.9	13.7
Sprint Nextel Corp.	6.7	8.6
Exelon Corp.	5.3	4.6
Qwest Communications International, Inc.	5.1	4.6
TXU Corp.	4.8	3.1
ALLTEL Corp.	4.6	3.0
FPL Group, Inc.	4.6	2.4
Entergy Corp.	4.4	3.1
	65.2
Top Industries (% of fund's net assets)
As of August 31, 2006
Diversified Telecommunication Services	40.2%
Electric Utilities	22.7%
Wireless Telecommunication Services	12.2%
Multi-Utilities	10.9%
Independent Power Producers & Energy Traders	10.3%
All Others*	3.7%

As of February 28, 2006
Diversified Telecommunication Services	44.0%
Electric Utilities	20.2%
Wireless Telecommunication Services	13.0%
Independent Power Producers & Energy Traders	10.5%
Multi-Utilities	7.6%
All Others*	4.7%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Utilities Growth Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
DIVERSIFIED TELECOMMUNICATION SERVICES - 40.2%
Alternative Carriers - 2.9%
Global Crossing Ltd. (a)	70,300	$1,178,228
Level 3 Communications, Inc. (a)(d)	2,037,000	9,023,910
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	146,100	2,625,417
		12,827,555
Integrated Telecommunication Services - 37.3%
Alaska Communication Systems Group, Inc.	304,000	4,192,160
AT&T, Inc.	1,427,626	44,441,997
BellSouth Corp.	1,091,400	44,441,808
Embarq Corp.	76,551	3,609,380
NTELOS Holding Corp.	25,000	343,250
Qwest Communications International, Inc. (a)	2,579,100	22,721,871
Verizon Communications, Inc. (d)	1,260,910	44,358,814
Windstream Corp.	247,533	3,267,436
		167,376,716
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		180,204,271
ELECTRIC UTILITIES - 22.7%
Electric Utilities - 22.7%
Allegheny Energy, Inc. (a)	256,000	10,685,440
American Electric Power Co., Inc.	82,400	3,005,952
Edison International	226,400	9,880,096
Entergy Corp.	255,800	19,862,870
Exelon Corp.	388,300	23,678,534
FirstEnergy Corp.	27,200	1,552,032
FPL Group, Inc. (d)	460,900	20,487,005
Pepco Holdings, Inc.	57,600	1,462,464
PPL Corp.	325,400	11,379,238
		101,993,631
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.3%
Independent Power Producers & Energy Traders - 10.3%
AES Corp. (a)	787,400	16,724,376
Dynegy, Inc. Class A (a)	391,600	2,427,920
NRG Energy, Inc.	107,600	5,448,864
TXU Corp.	326,200	21,597,702
		46,198,862
MULTI-UTILITIES - 10.9%
Multi-Utilities - 10.9%
Ameren Corp.	24,500	1,311,975

	Shares	Value (Note 1)
CMS Energy Corp. (a)	409,900	$6,000,936
Dominion Resources, Inc.	83,700	6,686,793
Duke Energy Corp.	364,400	10,932,000
Public Service Enterprise Group, Inc.	210,100	14,711,202
Sempra Energy	190,000	9,446,800
		49,089,706
WIRELESS TELECOMMUNICATION SERVICES - 12.2%
Wireless Telecommunication Services - 12.2%
ALLTEL Corp.	381,169	20,663,171
American Tower Corp. Class A (a)	34,685	1,243,804
Dobson Communications Corp. Class A	309,200	2,124,204
Leap Wireless International, Inc. (a)	7,300	337,698
Sprint Nextel Corp. (d)	1,780,423	30,124,757
		54,493,634
TOTAL COMMON STOCKS (Cost $397,960,611)		431,980,104
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.31% (b)	14,910,885	14,910,885
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	34,477,275	34,477,275
TOTAL MONEY MARKET FUNDS (Cost $49,388,160)		49,388,160
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $447,348,771)		481,368,264
NET OTHER ASSETS - (7.3)%		(32,547,585)
NET ASSETS - 100%		$448,820,679
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$160,371
Fidelity Securities Lending Cash Central Fund	20,670
Total	$181,041
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $94,867,710 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,910,304) - See accompanying schedule: Unaffiliated issuers (cost $397,960,611)	$431,980,104
Affiliated Central Funds (cost $49,388,160)	49,388,160
Total Investments (cost $447,348,771)		$481,368,264
Receivable for investments sold		8,661,238
Receivable for fund shares sold		4,001,117
Dividends receivable		831,754
Interest receivable		61,512
Prepaid expenses		355
Other receivables		8,786
Total assets		494,933,026

Liabilities
Payable for investments purchased	$7,984,535
Payable for fund shares redeemed	3,312,466
Accrued management fee	200,343
Other affiliated payables	111,269
Other payables and accrued expenses	26,459
Collateral on securities loaned, at value	34,477,275
Total liabilities		46,112,347

Net Assets		$448,820,679
Net Assets consist of:
Paid in capital		$504,962,050
Undistributed net investment income		3,184,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,345,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,019,597
Net Assets, for 8,859,513 shares outstanding		$448,820,679
Net Asset Value, offering price and redemption price per share ($448,820,679 ÷ 8,859,513 shares)		$50.66

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$4,651,736
Interest		293
Income from affiliated Central Funds		181,041
Total income		4,833,070

Expenses
Management fee	$922,547
Transfer agent fees	491,486
Accounting and security lending fees	82,171
Independent trustees' compensation	703
Custodian fees and expenses	10,341
Registration fees	51,430
Audit	16,674
Legal	3,061
Miscellaneous	10,525
Total expenses before reductions	1,588,938
Expense reductions	(2,849)	1,586,089
Net investment income (loss)		3,246,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,658,518
Foreign currency transactions	13
Total net realized gain (loss)		7,658,531
Change in net unrealized appreciation (depreciation) on: Investment securities	20,698,806
Assets and liabilities in foreign currencies	104
Total change in net unrealized appreciation (depreciation)		20,698,910
Net gain (loss)		28,357,441
Net increase (decrease) in net assets resulting from operations		$31,604,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,246,981	$5,521,599
Net realized gain (loss)	7,658,531	62,384,092
Change in net unrealized appreciation (depreciation)	20,698,910	(16,994,242)
Net increase (decrease) in net assets resulting from operations	31,604,422	50,911,449
Distributions to shareholders from net investment income	(377,840)	(6,178,163)
Share transactions Proceeds from sales of shares	215,197,624	150,205,440
Reinvestment of distributions	359,583	5,869,756
Cost of shares redeemed	(96,439,394)	(227,229,266)
Net increase (decrease) in net assets resulting from share transactions	119,117,813	(71,154,070)
Redemption fees	105,356	60,121
Total increase (decrease) in net assets	150,449,751	(26,360,663)

Net Assets
Beginning of period	298,370,928	324,731,591
End of period (including undistributed net investment income of $3,184,841 and undistributed net investment income of $315,700, respectively)	$448,820,679	$298,370,928
Other Information Shares
Sold	4,460,366	3,527,344
Issued in reinvestment of distributions	7,697	135,825
Redeemed	(2,033,304)	(5,348,558)
Net increase (decrease)	2,434,759	(1,685,389)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$46.44	$40.04	$33.94	$24.44	$34.32	$50.37
Income from Investment Operations
Net investment income (loss) E	.47	.73	.76 F, I	.43	.44	.33
Net realized and unrealized gain (loss)	3.79	6.59	5.95	9.46	(9.85)	(15.20)
Total from investment operations	4.26	7.32	6.71	9.89	(9.41)	(14.87)
Distributions from net investment income	(.06)	(.93)	(.62)	(.40)	(.48)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.93)
Total distributions	(.06)	(.93)	(.62)	(.40)	(.48)	(1.19)
Redemption fees added to paid in capital E	.02	.01	.01	.01	.01	.01
Net asset value, end of period	$50.66	$46.44	$40.04	$33.94	$24.44	$34.32
Total Return B, C, D	9.23%	18.48%	19.90%	40.71%	(27.55)%	(29.94)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.97%	1.02%	1.23%	1.30%	1.11%
Expenses net of fee waivers, if any	.97% A	.97%	1.02%	1.23%	1.30%	1.11%
Expenses net of all reductions	.97% A	.92%	.99%	1.19%	1.17%	1.09%
Net investment income (loss)	1.98% A	1.71%	2.06% F, I	1.44%	1.56%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$448,821	$298,371	$324,732	$207,044	$161,359	$274,894
Portfolio turnover rate	88% A	101%	51%	76%	139%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005, have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
ALLTEL Corp.	10.0	5.5
QUALCOMM, Inc.	8.7	9.0
American Tower Corp. Class A	8.0	5.2
Motorola, Inc.	7.9	5.4
Sprint Nextel Corp.	6.9	8.5
Comverse Technology, Inc.	6.8	5.1
Nokia Corp. sponsored ADR	4.5	0.7
Verizon Communications, Inc.	4.4	3.5
Harris Corp.	4.4	5.3
Telenor ASA sponsored ADR	4.1	0.3
	65.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Communications Equipment	37.7%
Wireless Telecommunication Services	36.6%
Diversified Telecommunication Services	17.8%
Electronic Equipment & Instruments	2.1%
Semiconductors & Semiconductor Equipment	2.0%
All Others*	3.8%

As of February 28, 2006
Communications Equipment	38.7%
Wireless Telecommunication Services	38.0%
Diversified Telecommunication Services	8.8%
Electronic Equipment & Instruments	4.4%
Semiconductors & Semiconductor Equipment	3.4%
All Others*	6.7%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Wireless Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 37.7%
Communications Equipment - 37.7%
Andrew Corp. (a)	175,900	$1,627,075
Arris Group, Inc. (a)	243,000	2,784,780
Comverse Technology, Inc. (a)	1,044,220	21,824,198
Harris Corp.	316,600	13,905,072
Motorola, Inc.	1,079,280	25,233,566
Nokia Corp. sponsored ADR	687,200	14,348,736
Powerwave Technologies, Inc. (a)	570,400	4,323,632
QUALCOMM, Inc.	738,450	27,817,412
Research In Motion Ltd. (a)	30,800	2,541,000
Tekelec (a)	165,000	2,194,500
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	102,200	3,413,480
		120,013,451
DIVERSIFIED TELECOMMUNICATION SERVICES - 17.8%
Alternative Carriers - 0.6%
Global Crossing Ltd. (a)	105,500	1,768,180
Integrated Telecommunication Services - 17.2%
AT&T, Inc.	413,500	12,872,255
BellSouth Corp.	292,600	11,914,672
NTELOS Holding Corp.	224,000	3,075,520
Telenor ASA sponsored ADR (d)	338,600	12,954,836
Verizon Communications, Inc.	399,200	14,043,856
		54,861,139
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		56,629,319
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Manufacturing Services - 2.1%
Trimble Navigation Ltd. (a)	139,300	6,821,521
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Openwave Systems, Inc. (a)	547,441	4,428,798
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Semiconductors - 2.0%
Atheros Communications, Inc. (a)	20,600	335,162
Atmel Corp. (a)	760,400	4,387,508
RF Micro Devices, Inc. (a)	228,200	1,510,684
		6,233,354

	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - 36.6%
Wireless Telecommunication Services - 36.6%
ALLTEL Corp.	587,488	$31,847,724
American Tower Corp. Class A (a)	708,992	25,424,453
Bharti Airtel Ltd. (a)	191,941	1,843,609
Crown Castle International Corp.	311,000	10,685,960
Dobson Communications Corp. Class A	1,248,200	8,575,134
Leap Wireless International, Inc. (a)	223,500	10,339,110
NII Holdings, Inc. (a)	110,700	5,905,845
Sprint Nextel Corp. (d)	1,306,331	22,103,121
		116,724,956
TOTAL COMMON STOCKS (Cost $303,126,263)		310,851,399
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 5.31% (b)	7,207,651	7,207,651
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	22,749,200	22,749,200
TOTAL MONEY MARKET FUNDS (Cost $29,956,851)		29,956,851
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $333,083,114)		340,808,250
NET OTHER ASSETS - (7.0)%		(22,150,472)
NET ASSETS - 100%		$318,657,778
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$143,684
Fidelity Securities Lending Cash Central Fund	90,330
Total	$234,014
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Finland	4.5%
Norway	4.1%
Sweden	1.1%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,311,334) - See accompanying schedule: Unaffiliated issuers (cost $303,126,263)	$310,851,399
Affiliated Central Funds (cost $29,956,851)	29,956,851
Total Investments (cost $333,083,114)		$340,808,250
Receivable for investments sold		1,691,727
Receivable for fund shares sold		320,260
Dividends receivable		88,614
Interest receivable		21,416
Prepaid expenses		391
Other receivables		7,118
Total assets		342,937,776

Liabilities
Payable for fund shares redeemed	$1,230,247
Accrued management fee	151,341
Other affiliated payables	110,026
Other payables and accrued expenses	39,184
Collateral on securities loaned, at value	22,749,200
Total liabilities		24,279,998

Net Assets		$318,657,778
Net Assets consist of:
Paid in capital		$313,528,835
Undistributed net investment income		2,713,259
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,300,396)
Net unrealized appreciation (depreciation) on investments		7,716,080
Net Assets, for 49,963,145 shares outstanding		$318,657,778
Net Asset Value, offering price and redemption price per share ($318,657,778 ÷ 49,963,145 shares)		$6.38

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$2,922,142
Special dividends		1,475,599
Interest		950
Income from affiliated Central Funds		234,014
Total income		4,632,705

Expenses
Management fee	$1,219,116
Transfer agent fees	686,234
Accounting and security lending fees	108,731
Independent trustees' compensation	893
Custodian fees and expenses	17,504
Registration fees	19,886
Audit	17,009
Legal	4,610
Interest	1,337
Miscellaneous	28,058
Total expenses before reductions	2,103,378
Expense reductions	(25,813)	2,077,565
Net investment income (loss)		2,555,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $138,770)	(894,215)
Foreign currency transactions	(42,793)
Total net realized gain (loss)		(937,008)
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $86,617)		(33,462,074)
Net gain (loss)		(34,399,082)
Net increase (decrease) in net assets resulting from operations		$(31,843,942)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,555,140	$183,237
Net realized gain (loss)	(937,008)	122,872,136
Change in net unrealized appreciation (depreciation)	(33,462,074)	(26,620,651)
Net increase (decrease) in net assets resulting from operations	(31,843,942)	96,434,722
Distributions to shareholders from net realized gain	(30,965,055)	-
Share transactions Proceeds from sales of shares	67,584,896	340,148,847
Reinvestment of distributions	29,981,050	-
Cost of shares redeemed	(218,834,571)	(306,680,611)
Net increase (decrease) in net assets resulting from share transactions	(121,268,625)	33,468,236
Redemption fees	32,908	94,936
Total increase (decrease) in net assets	(184,044,714)	129,997,894

Net Assets
Beginning of period	502,702,492	372,704,598
End of period (including undistributed net investment income of $2,713,259 and undistributed net investment income of $161,188, respectively)	$318,657,778	$502,702,492
Other Information Shares
Sold	9,776,662	52,205,281
Issued in reinvestment of distributions	4,216,744	-
Redeemed	(33,866,407)	(47,885,529)
Net increase (decrease)	(19,873,001)	4,319,752

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$7.20	$5.69	$4.85	$2.42	$3.68	$7.22
Income from Investment Operations
Net investment income (loss) E	.04 F	- I	(.01)	(.03)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.42)	1.51	.85	2.46	(1.23)	(3.50)
Total from investment operations	(.38)	1.51	.84	2.43	(1.26)	(3.54)
Distributions from net realized gain	(.44)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$6.38	$7.20	$5.69	$4.85	$2.42	$3.68
Total Return B, C, D	(5.91)%	26.54%	17.32%	100.41%	(34.24)%	(49.03)%
Ratios to Average Net Assets G
Expenses before reductions	.98% A	1.00%	1.04%	1.55%	2.17%	1.59%
Expenses net of fee waivers, if any	.98%A	1.00%	1.04%	1.55%	2.17%	1.59%
Expenses net of all reductions	.97%A	.89%	.97%	1.43%	2.01%	1.54%
Net investment income (loss)	1.19%A,F	.04%	(.27)%	(.77)%	(1.16)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$318,658	$502,702	$372,705	$283,040	$51,720	$77,266
Portfolio turnover rate	167%A	162%	96%	79%	110%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Telecommunications Portfolio, Utilities Growth Portfolio, and Wireless Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period, each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, non-taxable dividends, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Telecommunications Portfolio	$474,948,496	$50,973,398	$(36,594,931)	$14,378,467
Utilities Growth Portfolio	453,931,017	44,105,795	(16,668,548)	27,437,247
Wireless Portfolio	335,599,129	23,643,733	(18,434,612)	5,209,121

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	526,103,815	533,432,977
Utilities Growth Portfolio	256,641,105	142,555,178
Wireless Portfolio	351,405,615	499,740,711

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Telecommunications Portfolio	.30%	.27%	.57%
Utilities Growth Portfolio	.30%	.27%	.56%
Wireless Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Telecommunications Portfolio	.33%
Utilities Growth Portfolio	.30%
Wireless Portfolio	.32%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Telecommunications Portfolio	$4,088
Utilities Growth Portfolio	1,253
Wireless Portfolio	5,940

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$36,201
Utilities Growth Portfolio	2,558
Wireless Portfolio	4,631

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecommunications Portfolio	Borrower	$9,539,417	4.98%	$15,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Telecommunications Portfolio	$605
Utilities Growth Portfolio	404
Wireless Portfolio	674

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to:

Telecommunications Portfolio	$83,589
Utilities Growth Portfolio	20,670
Wireless Portfolio	90,330

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Wireless Portfolio	$5,034,500	4.78%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Telecommunications Portfolio	$13,153	$2,274
Utilities Growth Portfolio	-	2,849
Wireless Portfolio	22,892	2,921

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Telecommunications
Select Utilities Growth
Select Wireless

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (Telecommunications Portfolio and Wireless Portfolio) or a Goldman Sachs index that reflects the market sector in which the fund invests (Utilities Growth Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each of Telecommunications Portfolio and Wireless Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For Utilities Growth Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a Goldman Sachs index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Utilities Growth Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Telecommunications Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was higher than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Semiannual Report

Utilities Growth Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Wireless Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the telecommunications industry. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Telecommunications Portfolio

Semiannual Report

Utilities Growth Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-8888

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELUTL-USAN-1006
1.813629.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Select Portfolios®

Money Market

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Money Market Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$1,000.00	$1,023.90	$2.04
Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.19	$2.04

*Expenses are equal to the Fund's annualized expense ratio of .40%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/06	% of fund's investments 2/28/06	% of fund's investments 8/31/05
0 - 30	67.7	70.8	72.5
31 - 90	20.7	19.5	21.3
91 - 180	6.9	5.3	2.0
181 - 397	4.7	4.4	4.2
Weighted Average Maturity
	8/31/06	2/28/06	8/31/05
Money Market Portfolio	43 Days	39 Days	36 Days
All Taxable Money Market Fund's Average *	38 Days	39 Days	36 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2006
Commercial Paper27.7%
Bank CDs, BAs, TDs, and Notes51.0%
Government Securities2.1%
Repurchase Agreements21.2%
Other Investments2.1%
Net Other Assets **(4.1)%

As of February 28, 2006
Commercial Paper31.9%
Bank CDs, BAs, TDs, and Notes48.7%
Government Securities1.1%
Repurchase Agreements19.8%
Other Investments1.8%
Net Other Assets **(3.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Conoco Funding Co.
10/15/06	4.77%	$4,635,000	$4,637,959
Household Finance Corp.
1/30/07	4.64	7,300,000	7,326,390
Virginia Electric & Power Co.
2/1/07	5.51	5,000,000	4,994,550
TOTAL CORPORATE BONDS			16,958,899
Certificates of Deposit - 18.5%

Domestic Certificates Of Deposit - 0.9%
PNC Bank NA, Pittsburgh
1/24/07	5.15	500,000	499,281
Washington Mutual Bank FA
9/20/06 to 7/5/07	5.34 to 5.75	14,000,000	14,000,000
			14,499,281
London Branch, Eurodollar, Foreign Banks - 5.4%
Barclays Bank PLC
10/24/06 to 6/11/07	5.33 to 5.44	15,000,000	15,000,000
Calyon
10/4/06 to 2/12/07	4.40 to 5.00	8,000,000	8,000,000
Credit Agricole SA
11/8/06 to 12/18/06	5.40	20,000,000	20,000,000
Credit Industriel et Commercial
9/18/06 to 3/30/07	4.76 to 5.34	19,000,000	19,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Dresdner Bank AG
3/5/07	5.40	5,000,000	5,000,000
HBOS Treasury Services PLC
12/5/06	5.35	5,000,000	5,000,000
Landesbank Hessen-Thuringen
12/8/06	5.36	5,000,000	5,000,000
Societe Generale
12/6/06	4.80	5,000,000	5,000,000
			87,000,000
New York Branch, Yankee Dollar, Foreign Banks - 12.2%
Bank Tokyo-Mitsubishi UFJ Ltd.
9/20/06	5.31	17,000,000	17,000,000
Barclays Bank PLC
9/5/06	5.21	9,000,000	9,000,000
BNP Paribas SA
11/8/06 to 6/11/07	4.93 to 5.45	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
9/15/06	5.41 (d)	14,000,000	14,000,000
Credit Industriel et Commercial
11/22/06	5.30	5,000,000	5,000,000

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Credit Suisse First Boston
9/12/06 to 10/23/06	5.28 to 5.50% (d)	$20,000,000	$20,000,000
Credit Suisse Group
6/4/07	5.44	3,000,000	3,000,000
Deutsche Bank AG
9/5/06	5.24 (d)	5,000,000	5,000,000
Landesbank Baden-Wuert
9/22/06	5.46	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
11/7/06 to 1/29/07	5.37 to 5.56	37,000,000	37,000,000
Skandinaviska Enskilda Banken AB
12/1/06 to 3/30/07	5.35 to 5.60	9,590,000	9,568,007
Sumitomo Mitsui Banking Corp.
9/5/06 to 12/29/06	5.34 to 5.41	31,000,000	31,000,000
UBS AG
9/20/06	5.33	20,000,000	20,000,000
Unicredito Italiano Spa
11/20/06	5.26	5,000,000	5,000,000
			195,568,007
TOTAL CERTIFICATES OF DEPOSIT			297,067,288
Commercial Paper - 27.7%

Aegis Finance LLC
9/18/06	5.42	4,000,000	3,989,891
Aquifer Funding LLC
9/6/06	5.40	5,000,000	4,996,271
Bavaria TRR Corp.
9/5/06 to 9/27/06	5.31 to 5.42	25,000,000	24,932,322
British Telecommunications PLC
10/12/06 to 11/2/06	5.54 to 5.55	3,000,000	2,976,929
Capital One Multi-Asset Execution Trust
10/20/06	5.33	2,000,000	1,985,599
Charta LLC
10/12/06	5.33	2,000,000	1,987,962
Citigroup Funding, Inc.
10/26/06	5.45	10,000,000	9,917,806
Countrywide Financial Corp.
9/5/06 to 11/1/06	5.31 to 5.43	21,000,000	20,922,099
Cullinan Finance Corp.
9/5/06	5.23 (b)	3,602,000	3,599,935
CVS Corp.
9/28/06	5.36	5,000,000	4,979,975
DaimlerChrysler NA Holding Corp.
9/5/06 to 11/3/06	5.41 to 5.57	6,500,000	6,463,124
Davis Square Funding V Corp.
9/15/06	5.33	1,000,000	997,939
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Devon Energy Corp.
10/2/06 to 11/16/06	5.43 to 5.48%	$2,000,000	$1,984,009
Dominion Resources, Inc.
9/12/06	5.36	3,000,000	2,995,105
DZ Bank AG
10/23/06	5.33	5,000,000	4,961,867
Emerald (MBNA Credit Card Master Note Trust)
9/6/06 to 11/21/06	5.26 to 5.47	22,000,000	21,818,390
FCAR Owner Trust
9/8/06 to 1/24/07	5.36 to 5.57	25,000,000	24,783,497
Fortune Brands, Inc.
9/11/06 to 11/6/06	5.43 to 5.56	5,000,000	4,979,539
France Telecom SA
9/20/06 to 11/20/06	5.42 to 5.50 (b)	3,000,000	2,975,309
Giro Funding US Corp.
9/6/06 to 10/27/06	5.33 to 5.36	11,000,000	10,946,856
Grampian Funding LLC
10/23/06 to 12/11/06	5.39 to 5.52	10,000,000	9,887,065
Harrier Finance Funding LLC
9/5/06 to 10/20/06	5.30 to 5.33 (b)	51,987,000	51,923,501
HBOS Treasury Services PLC
11/22/06	5.37	1,000,000	987,928
John Deere Capital Corp.
11/2/06	5.47	1,000,000	990,700
Kellogg Co.
9/20/06	5.48	1,000,000	997,134
Michigan Gen. Oblig.
10/11/06	5.27	9,500,000	9,500,000
Monument Gardens Funding
10/23/06	5.34	5,000,000	4,961,794
Motown Notes Program
9/6/06 to 11/14/06	5.35 to 5.52	8,000,000	7,939,238
Nissan Motor Acceptance Corp.
9/13/06 to 11/2/06	5.33 to 5.53	5,250,000	5,214,234
Paradigm Funding LLC
9/18/06 to 9/20/06	5.30 to 5.31	30,000,000	29,920,900
Park Granada LLC
11/28/06 to 1/29/07	5.36 to 5.52	13,781,000	13,482,265
Park Sienna LLC
9/20/06	5.31	20,000,000	19,944,267
Sheffield Receivables Corp.
9/11/06	5.30	5,000,000	4,992,674
Skandinaviska Enskilda Banken AB
9/29/06	5.30 (b)(d)	2,000,000	1,999,876
Strand Capital LLC
9/18/06 to 9/22/06	5.12 to 5.46	9,000,000	8,974,351

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Stratford Receivables Co. LLC
9/19/06 to 10/11/06	5.30 to 5.33%	$64,988,000	$64,778,646
Thames Asset Global Securities No. 1, Inc.
10/26/06	5.45	16,138,000	16,005,355
The Walt Disney Co.
9/7/06	5.34	1,000,000	999,112
Time Warner, Inc.
9/1/06 to 12/1/06	5.33 to 5.47 (b)	10,000,000	9,921,219
Verizon Global Funding Corp.
9/12/06 to 9/25/06	5.32 to 5.47	3,000,000	2,992,084
Viacom, Inc.
9/1/06 to 11/16/06	5.53 to 5.68 (b)	4,567,000	4,553,852
Vodafone Group PLC
9/1/06	5.46 (b)	1,000,000	1,000,000
Weatherford International Ltd.
9/1/06 to 9/18/06	5.33 to 5.48 (b)	2,500,000	2,496,411
WellPoint, Inc.
10/24/06	5.38	1,000,000	992,138
Whirlpool Corp.
9/14/06 to 9/29/06	5.34 to 5.36	4,000,000	3,986,823
Xcel Energy, Inc.
10/17/06	5.35	1,000,000	993,343
TOTAL COMMERCIAL PAPER			443,629,334
Federal Agencies - 2.1%
Fannie Mae - 1.0%
9/5/07	5.53	15,000,000	15,000,000
Federal Home Loan Bank - 1.1%
8/15/07 to 9/14/07	5.42 to 5.56 (c)	18,000,000	17,999,477
TOTAL FEDERAL AGENCIES			32,999,477
Master Notes - 1.8%
Asset Funding Co. III LLC
9/5/06	5.40 (d)(f)	9,000,000	9,000,000
Goldman Sachs Group, Inc.
9/11/06	5.42 to 5.43 (d)(f)	20,000,000	20,000,000
TOTAL MASTER NOTES			29,000,000
Medium-Term Notes - 29.6%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52% (d)	$20,000,000	$20,000,000
Australia & New Zealand Banking Group Ltd.
9/25/06	5.32 (b)(d)	2,000,000	2,000,000
Banco Santander Totta SA
9/18/06	5.33 (b)(d)	10,000,000	10,000,000
Bank of New York Co., Inc.
9/27/06	5.39 (b)(d)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
9/13/06	5.33 (b)(d)	28,000,000	28,000,000
Bayerische Landesbank Girozentrale
11/20/06	5.43 (d)	5,000,000	5,000,000
BellSouth Corp.
4/26/07	5.34 (b)	10,000,000	9,925,160
BMW U.S. Capital LLC
9/15/06	5.33 (d)	1,000,000	1,000,000
BNP Paribas SA
11/20/06	5.36 (b)(d)	5,000,000	5,000,000
Calyon New York Branch
9/5/06	5.33 (d)	5,000,000	4,998,363
Commonwealth Bank of Australia
9/25/06	5.33 (d)	2,000,000	2,000,000
ConocoPhillips
10/11/06	5.51 (d)	2,000,000	2,000,000
Countrywide Bank, Alexandria, Virginia
9/15/06 to 9/18/06	5.34 (d)	5,000,000	4,999,855
Credit Agricole SA
10/23/06	5.48 (d)	15,000,000	15,000,000
Cullinan Finance Corp.
11/27/06 to 6/25/07	5.36 to 5.38% (b)(d)	17,000,000	16,997,000
DnB NOR ASA
9/25/06	5.31 (b)(d)	14,500,000	14,499,954
General Electric Capital Corp.
9/7/06 to 9/18/06	5.43 to 5.49 (d)	24,000,000	24,005,841
Genworth Life Insurance Co.
9/1/06	5.48 (d)(f)	5,000,000	5,000,000
HBOS Treasury Services PLC
9/11/06	5.34 (b)(d)	5,000,000	4,999,565
9/25/06	5.53 (d)	10,000,000	10,000,000
HSBC Finance Corp.
9/25/06	5.36 (d)	2,000,000	2,000,000
HSH Nordbank AG
9/25/06	5.35 (b)(d)	2,000,000	2,000,000
Huntington National Bank, Columbus
11/1/06	5.57 (d)	1,000,000	1,000,509
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (d)(f)	1,000,000	1,000,000

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Intesa Bank Ireland PLC
9/25/06	5.32% (b)(d)	$15,000,000	$15,000,000
K2 (USA) LLC
9/11/06 to 12/11/06	5.33 to 5.36 (b)(d)	5,000,000	4,999,587
Kestrel Funding PLC/US LLC 144A
9/1/06	5.34 (b)(d)	1,000,000	1,000,000
Links Finance LLC
9/19/06	5.28 (b)(d)	10,000,000	9,999,552
Merrill Lynch & Co., Inc.
9/5/06 to 9/25/06	5.31 to 5.58 (d)	22,000,000	22,002,405
Metropolitan Life Insurance Co.
9/6/06	5.42 (b)(d)	2,213,000	2,213,000
Morgan Stanley
9/1/06 to 9/15/06	5.39 to 5.46 (d)	8,000,000	8,000,000
Natexis Banq CD
9/5/06	5.35 (d)	14,000,000	13,997,723
Nationwide Building Society
9/28/06	5.55 (b)(d)	5,000,000	5,001,748
Nordea Bank AB
9/5/06	5.33 (d)	16,000,000	15,994,790
Pacific Life Global Funding
9/5/06	5.45 (b)(d)	2,000,000	2,000,954
RACERS
9/22/06	5.35 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
9/21/06	5.32 (b)(d)	5,000,000	5,000,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (d)(f)	1,000,000	1,000,000
Sigma Finance, Inc.
12/11/06	5.36 (b)(d)	10,000,000	9,999,000
Skandinaviska Ensk Banken
9/7/06	5.36 (d)	9,000,000	8,997,515
SLM Corp.
10/25/06	5.71 (d)	20,000,000	20,040,172
Societe Generale
9/29/06	5.28 (d)	25,000,000	24,994,115
9/5/06	5.36 (b)(d)	5,000,000	5,000,000
UniCredito Italiano Bank (Ireland) PLC
9/11/06 to 9/15/06	5.34 to 5.38 (b)(d)	11,000,000	10,999,932
9/29/06	5.30 (d)	5,000,000	4,998,877
Verizon Global Funding Corp.
9/15/06	5.44 (b)(d)	20,000,000	20,000,003
Washington Mutual Bank
11/20/06 to 11/30/06	5.38 to 5.39 (d)	13,000,000	13,000,000
Washington Mutual Bank FA
10/31/06	5.47 (b)(d)	13,000,000	13,000,000
9/25/06	5.31 (d)	10,000,000	10,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Washington Mutual Bank, California
9/20/06	5.39% (d)	$4,000,000	$4,000,000
Wells Fargo & Co.
9/5/06 to 9/15/06	5.34 to 5.44 (d)	10,000,000	10,000,000
WestLB AG
9/11/06 to 9/29/06	5.41 to 5.53 (b)(d)	7,500,000	7,500,572
TOTAL MEDIUM-TERM NOTES			475,166,192
Short-Term Notes - 0.6%

Metropolitan Life Insurance Co.
10/2/06	5.63 (d)(f)	5,000,000	5,000,000
New York Life Insurance Co.
9/29/06	5.58 (d)(f)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
1/25/07 to 2/25/07	5.35 (d)	4,000,000	3,999,965
Wind Master Trust Notes
9/25/06	5.32 (b)(d)	1,000,000	1,000,000
Wind Trust
2/25/07	5.32 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			5,999,965
Municipal Securities - 1.1%

Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 5.33%, (AMBAC Insured), VRDN 9/7/06 (d)	5,000,000	5,000,000
Florida Hurricane Catastrophe Fund Bonds 5.34% 9/15/06 (d)	10,000,000	10,000,000
New York State Dorm. Auth. Revs. Series A, 5.31%, (MBIA Insured) VRDN 9/7/06 (d)	2,900,000	2,900,000
TOTAL MUNICIPAL SECURITIES	17,900,000
Repurchase Agreements - 21.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 8/31/06 due 9/1/06 at 5.3%)	$647,095	$647,000
With:
Banc of America Securities LLC At 5.42%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $12,600,000, 5.88%, 7/15/16)	12,001,807	12,000,000
Barclays Capital, Inc. At 5.35%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $56,100,000, 4.13% - 7.13%, 3/7/07 - 6/29/09)	55,008,174	55,000,000
Citigroup Global Markets, Inc. At 5.36%, dated 8/31/06 due 9/1/06 (Collateralized by Commercial Paper Obligations valued at $70,380,000, 0%, 9/6/06 - 10/18/06)	69,010,273	69,000,000
Credit Suisse First Boston, Inc. At 5.37%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $57,125,499, 4.58% - 9.25%, 6/1/07 - 12/1/49)	56,008,353	56,000,000
Deutsche Bank Securities, Inc. At 5.35%, dated 8/10/06 due 9/11/06 (Collateralized by Mortgage Loan Obligations valued at $5,250,000, 6.19%, 12/25/34)	5,023,778	5,000,000
Goldman Sachs & Co. At 5.41%, dated:
8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $13,650,000, 8.5% 8/1/14) (d)(e)	13,179,723	13,000,000
(Collateralized by Corporate Obligations valued at $18,360,001, 6.47% - 6.5%, 11/25/35 - 4/25/36) (d)(e)	18,248,860	18,000,000
8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $19,950,000, 7.63% - 12.67%, 3/1/11 - 11/15/12)	19,002,857	19,000,000
J.P. Morgan Securities, Inc. At 5.41%, dated:
8/9/06 due 9/21/06 (Collateralized by Corporate Obligations valued at $13,739,436, 7.19% - 8.75%, 12/29/10 - 4/1/11) (d)(e)	13,084,005	13,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $61,950,842, 8.75%, 12/29/10)	$59,008,866	$59,000,000
Merrill Lynch, Pierce, Fenner & Smith At 5.42%, dated 7/19/06 due 10/17/06 (Collateralized by Mortgage Loan Obligations valued at $10,521,100, 8.5% 11/15/08) (d)(e)	10,103,883	10,000,000
Morgan Stanley & Co. At 5.38%, dated 8/9/06 due 9/21/06 (Collateralized by Mortgage Loan Obligations valued at $10,602,765, 6%, 7/25/36)	10,064,261	10,000,000
TOTAL REPURCHASE AGREEMENTS		339,647,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,668,368,155)		1,668,368,155
NET OTHER ASSETS - (4.1)%		(66,194,273)
NET ASSETS - 100%		$1,602,173,882
Security Type Abbreviations
VRDNVARIABLE RATE DEMAND NOTE
Legend
(a)Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,606,130 or 18.8% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e)The maturity amount is based on the rate at period end.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,000,000 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.40%, 9/5/06	8/29/06	$9,000,000
Genworth Life Insurance Co. 5.48%, 9/1/06	7/31/06	$5,000,000
Goldman Sachs Group, Inc.: 5.42%, 9/11/06	1/9/06	$15,000,000
5.43%, 9/11/06	11/10/05	$5,000,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$1,000,000
Metropolitan Life Insurance Co. 5.63%, 10/2/06	3/26/02	$5,000,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02	$5,000,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$1,000,000
Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $138,740 of which $19,605, $93,644 and $25,491 will expire on February 29, 2012, February 28, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $339,647,000) - See accompanying schedule: Unaffiliated issuers (cost $1,668,368,155)		$1,668,368,155
Cash		208,146
Receivable for fund shares sold		14,067,616
Interest receivable		5,628,050
Prepaid expenses		610
Total assets		1,688,272,577

Liabilities
Payable for investments purchased Regular delivery	$51,016,279
Delayed delivery	8,000,000
Payable for fund shares redeemed	26,126,063
Distributions payable	451,104
Accrued management fee	308,944
Other affiliated payables	164,617
Other payables and accrued expenses	31,688
Total liabilities		86,098,695

Net Assets		$1,602,173,882
Net Assets consist of:
Paid in capital		$1,602,407,154
Distributions in excess of net investment income		(94,823)
Accumulated undistributed net realized gain (loss) on investments		(138,449)
Net Assets, for 1,602,195,481 shares outstanding		$1,602,173,882
Net Asset Value, offering price and redemption price per share ($1,602,173,882 ÷ 1,602,195,481 shares)		$1.00

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest (including $17,394 from affiliated interfund lending)		$30,805,324

Expenses
Management fee	$1,390,440
Transfer agent fees	789,586
Accounting fees and expenses	63,331
Independent trustees' compensation	2,095
Custodian fees and expenses	21,953
Registration fees	62,044
Audit	18,350
Legal	1,281
Interest	15,334
Miscellaneous	13,501
Total expenses before reductions	2,377,915
Expense reductions	(20,848)	2,357,067
Net investment income		28,448,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		291
Net increase in net assets resulting from operations		$28,448,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$28,448,257	$23,835,548
Net realized gain (loss)	291	9,709
Net increase in net assets resulting from operations	28,448,548	23,845,257
Distributions to shareholders from net investment income	(28,449,749)	(23,834,293)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,909,358,501	1,877,724,222
Reinvestment of distributions	26,398,435	22,431,760
Cost of shares redeemed	(1,225,378,253)	(1,593,125,497)
Net increase (decrease) in net assets and shares resulting from share transactions	710,378,683	307,030,485
Total increase (decrease) in net assets	710,377,482	307,041,449

Net Assets
Beginning of period	891,796,400	584,754,951
End of period (including distributions in excess of net investment income of $94,823 and distributions in excess of net investment income of $93,331, respectively)	$1,602,173,882	$891,796,400

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.024	.033	.013	.009	.015	.033
Distributions from net investment income	(.024)	(.033)	(.013)	(.009)	(.015)	(.033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C, D	2.39%	3.32%	1.29%	.86%	1.50%	3.30%
Ratios to Average Net Assets E
Expenses before reductions	.40% A	.40%	.39%	.40%	.38%	.37%
Expenses net of fee waivers, if any	.40% A	.40%	.39%	.40%	.38%	.37%
Expenses net of all reductions	.39% A	.40%	.39%	.40%	.38%	.37%
Net investment income	4.74% A	3.34%	1.26%	.86%	1.45%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,602,174	$891,796	$584,755	$607,620	$1,079,578	$1,037,869

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the former sales charges.

EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

FFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$-
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Cost for federal income tax purposes	$1,668,368,155

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Reverse Repurchase Agreements - continued

repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $6,758,053. The weighted average interest rate was 4.30%. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $675,257 or an annualized rate of .11% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$6,456,211	5.10%

4. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1,003 and $19,845, respectively.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.,

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-8888

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELMM-USAN-1006
1.813613.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Select Portfolios®

Technology Sector

Communications Equipment (formerly Developing Communications)

Computers

Electronics

IT Services (formerly Business Services and Outsourcing)

Networking and Infrastructure

Software and Computer Services

Technology

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Technology Sector
Communications Equipment	<Click Here>
Computers	<Click Here>
Electronics	<Click Here>
IT Services	<Click Here>
Networking and Infrastructure	<Click Here>
Software and Computer Services	<Click Here>
Technology	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period * March 1, 2006 to August 31, 2006
Communications Equipment Portfolio
Actual	$1,000.00	$904.50	$4.90
HypotheticalA	$1,000.00	$1,020.06	$5.19
Computers Portfolio
Actual	$1,000.00	$941.70	$5.04
HypotheticalA	$1,000.00	$1,020.01	$5.24
Electronics Portfolio
Actual	$1,000.00	$910.30	$4.43
HypotheticalA	$1,000.00	$1,020.57	$4.69
IT Services Portfolio
Actual	$1,000.00	$981.90	$5.79
HypotheticalA	$1,000.00	$1,019.36	$5.90
Networking and Infrastructure Portfolio
Actual	$1,000.00	$876.00	$5.20
HypotheticalA	$1,000.00	$1,019.66	$5.60
Software and Computer Services Portfolio
Actual	$1,000.00	$1,074.30	$4.86
HypotheticalA	$1,000.00	$1,020.52	$4.74
Technology Portfolio
Actual	$1,000.00	$951.00	$4.77
HypotheticalA	$1,000.00	$1,020.32	$4.94

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Communications Equipment Portfolio	1.02%
Computers Portfolio	1.03%
Electronics Portfolio	.92%
IT Services Portfolio	1.16%
Networking and Infrastructure Portfolio	1.10%
Software and Computer Services Portfolio	.93%
Technology Portfolio	.97%

Semiannual Report

Communications Equipment Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Corning, Inc.	8.7	5.5
QUALCOMM, Inc.	7.6	7.4
Powerwave Technologies, Inc.	5.3	0.0
Comverse Technology, Inc.	5.3	4.6
Motorola, Inc.	4.6	4.6
Google, Inc. Class A (sub. vtg.)	4.2	9.9
Nortel Networks Corp.	3.7	6.5
Juniper Networks, Inc.	2.4	2.7
F5 Networks, Inc.	2.3	3.1
Ulticom, Inc.	1.9	1.7
	46.0
Top Industries (% of fund's net assets)
As of August 31, 2006
Communications Equipment	62.0%
Semiconductors & Semiconductor Equipment	13.5%
Internet Software & Services	5.9%
Wireless Telecommunication Services	4.2%
Software	2.9%
All Others *	11.5%

As of February 28, 2006
Communications Equipment	59.0%
Wireless Telecommunication Services	13.0%
Internet Software & Services	12.5%
Semiconductors & Semiconductor Equipment	7.1%
Software	2.8%
All Others *	5.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial & Professional Services - 0.8%
Tele Atlas NV (a)(d)	162,000	$2,955,575
COMMUNICATIONS EQUIPMENT - 61.8%
Communications Equipment - 61.8%
3Com Corp. (a)	293,500	1,300,205
ADC Telecommunications, Inc. (a)	192,200	2,623,530
Adtran, Inc.	174,900	4,349,763
ADVA AG Optical Networking (a)	264,161	1,952,817
Alvarion Ltd. (a)	124,600	877,184
Andrew Corp. (a)	455,400	4,212,450
Arris Group, Inc. (a)	132,100	1,513,866
AudioCodes Ltd. (a)	492,990	4,900,321
Bookham, Inc. (a)(d)	734,828	2,336,753
C-COR, Inc. (a)	33,600	267,120
Ceragon Networks Ltd. (a)	478,000	2,184,460
CIENA Corp. (a)	1,565,044	6,181,924
CommScope, Inc. (a)	9,400	274,574
Comtech Group, Inc. (a)(d)	282,200	3,146,530
Comverse Technology, Inc. (a)	989,610	20,682,849
Corning, Inc. (a)	1,536,000	34,160,638
CSR PLC (a)	170,100	3,796,060
ECI Telecom Ltd. (a)	198,400	1,418,560
F5 Networks, Inc. (a)	180,900	9,061,281
Foundry Networks, Inc. (a)	351,800	4,281,406
Foxconn International Holdings Ltd. (a)	80,000	211,386
Ixia (a)	191,000	1,919,550
JDS Uniphase Corp. (a)	1,470,800	3,338,716
Juniper Networks, Inc. (a)	637,959	9,358,859
Lucent Technologies, Inc. (a)	1,685,200	3,926,516
Motorola, Inc.	772,500	18,061,050
MRV Communications, Inc. (a)(d)	329,083	819,417
Nokia Corp. sponsored ADR	178,600	3,729,168
Nortel Networks Corp. (a)	6,975,700	14,579,232
Orckit Communications Ltd. (a)	143,300	1,309,762
Powerwave Technologies, Inc. (a)(d)	2,768,800	20,987,504
QUALCOMM, Inc.	792,600	29,857,242
Research In Motion Ltd. (a)	72,100	5,948,250
Riverstone Networks, Inc. (a)	1,129,500	1,016,550
Sandvine Corp. (e)	1,957,600	4,118,958
Sonus Networks, Inc. (a)	1,083,796	5,267,249
Stratex Networks, Inc. (a)	445,200	1,624,980
Symmetricom, Inc. (a)	448,200	3,343,572
Tekelec (a)	171,900	2,286,270
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,848	61,723
Telson Electronics Co. Ltd. (a)	850,529	0
Terayon Communication Systems, Inc. (a)	187,000	185,130
TomTom Group BV (a)	29,000	1,183,009
Tut Systems, Inc. (a)(d)	109,700	126,155
		242,782,539

	Shares	Value (Note 1)
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 1.1%
Compal Electronics, Inc.	247,627	$216,797
Concurrent Computer Corp. (a)	2,656,478	4,090,976
NEC Corp. sponsored ADR	700	4,053
		4,311,826
Computer Storage & Peripherals - 1.7%
msystems Ltd. (a)	29,900	1,326,962
Novatel Wireless, Inc. (a)(d)	131,000	1,460,650
Synaptics, Inc. (a)	157,500	3,983,175
		6,770,787
TOTAL COMPUTERS & PERIPHERALS		11,082,613
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)(d)	232,400	1,029,532
Integrated Telecommunication Services - 0.8%
Embarq Corp.	1,035	48,800
NeuStar, Inc. Class A	72,800	2,054,416
Philippine Long Distance Telephone Co. sponsored ADR	33,400	1,250,496
		3,353,712
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,383,244
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	14,600	511,730
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Equipment & Instruments - 1.4%
AU Optronics Corp. sponsored ADR	3,573	52,094
Chi Mei Optoelectronics Corp.	415,617	492,744
Dolby Laboratories, Inc. Class A (a)	40,000	867,600
HannStar Display Corp.	2,368,000	317,456
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	96,800	1,923,416
Nippon Electric Glass Co. Ltd.	48,000	1,165,297
Photon Dynamics, Inc. (a)	43,484	583,990
		5,402,597
Electronic Manufacturing Services - 0.4%
Molex, Inc.	25,700	937,279
Trimble Navigation Ltd. (a)	13,500	661,095
		1,598,374
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,000,971
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Directed Electronics, Inc.	85,300	1,251,351
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 5.9%
Internet Software & Services - 5.9%
aQuantive, Inc. (a)	41,200	$1,021,760
Google, Inc. Class A (sub. vtg.) (a)	43,407	16,430,852
Openwave Systems, Inc. (a)	582,919	4,715,815
RADVision Ltd. (a)	72,800	1,208,480
		23,376,907
MEDIA - 0.8%
Broadcasting & Cable TV - 0.8%
EchoStar Communications Corp. Class A (a)	97,100	3,082,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.5%
Semiconductor Equipment - 0.6%
EMCORE Corp. (a)(d)	223,800	1,689,690
MEMC Electronic Materials, Inc. (a)	22,500	870,300
		2,559,990
Semiconductors - 12.9%
Actel Corp. (a)	19,449	301,848
Advanced Analogic Technologies, Inc.	224,100	2,133,432
AMIS Holdings, Inc. (a)	242,100	2,205,531
ANADIGICS, Inc. (a)(d)	199,700	1,489,762
Applied Micro Circuits Corp. (a)	443,268	1,210,122
ARM Holdings PLC sponsored ADR	232,100	1,578,280
Broadcom Corp. Class A (a)	192,200	5,658,368
Conexant Systems, Inc. (a)	432,400	890,744
Exar Corp. (a)	6,701	93,680
Freescale Semiconductor, Inc. Class A (a)	208,300	6,394,810
Ikanos Communications, Inc.	1,700	21,692
Intersil Corp. Class A	78,900	2,000,115
Marvell Technology Group Ltd. (a)	45,200	791,452
Microtune, Inc. (a)	276,300	1,663,326
Mindspeed Technologies, Inc. (a)	440,463	841,284
MIPS Technologies, Inc. (a)	48,602	338,270
Netlogic Microsystems, Inc. (a)(d)	70,900	2,092,259
Novatek Microelectronics Corp.	571,591	2,814,906
O2Micro International Ltd. sponsored ADR (a)	357,600	2,149,176
Pericom Semiconductor Corp. (a)	58,100	540,330
Pixelplus Co. Ltd. sponsored ADR (d)	123,700	218,949
PLX Technology, Inc. (a)	48,400	518,848
PMC-Sierra, Inc. (a)	1,200	8,208
PowerDsine Ltd. (a)	142,300	1,316,275
RF Micro Devices, Inc. (a)	164,800	1,090,976

	Shares	Value (Note 1)
Sigma Designs, Inc. (a)	210,512	$2,940,853
Silicon On Insulator Technologies SA (SOITEC) (a)	79,300	2,419,076
SiRF Technology Holdings, Inc. (a)	7,600	200,108
Skyworks Solutions, Inc. (a)	264,600	1,225,098
Spansion, Inc. Class A (d)	139,600	2,399,724
Transmeta Corp. (a)	236,700	279,306
Trident Microsystems, Inc. (a)	123,000	2,537,490
Vimicro International Corp. sponsored ADR	22,939	244,989
		50,609,287
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		53,169,277
SOFTWARE - 2.9%
Application Software - 2.2%
ECtel Ltd. (a)	2,790	11,746
NAVTEQ Corp. (a)	36,400	966,784
Ulticom, Inc. (a)	711,278	7,639,126
		8,617,656
Home Entertainment Software - 0.3%
Ubisoft Entertainment SA (a)(d)	23,600	1,259,040
Systems Software - 0.4%
Wind River Systems, Inc. (a)	145,900	1,483,803
TOTAL SOFTWARE		11,360,499
WIRELESS TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
American Tower Corp. Class A (a)	105,000	3,765,300
Crown Castle International Corp.	100,800	3,463,488
MTN Group Ltd.	154,700	1,226,450
NII Holdings, Inc. (a)	9,900	528,165
SBA Communications Corp. Class A (a)	73,200	1,884,168
Sprint Nextel Corp.	210,900	3,568,428
Vimpel Communications sponsored ADR (a)	29,200	1,586,144
WiderThan Co. Ltd. ADR	25,600	336,640
		16,358,783
TOTAL COMMON STOCKS (Cost $430,666,901)		377,316,414
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
CIENA Corp. 0.25% 5/1/13 (Cost $700,000)	$700,000	617,470
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	6,238,051	$6,238,051
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	22,696,725	22,696,725
TOTAL MONEY MARKET FUNDS (Cost $28,934,776)		28,934,776
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $460,301,677)		406,868,660
NET OTHER ASSETS - (3.6)%		(14,032,570)
NET ASSETS - 100%		$392,836,090
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 4,118,958 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$66,210
Fidelity Securities Lending Cash Central Fund	116,018
Total	$182,228
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
Canada	6.2%
Israel	3.6%
United Kingdom	1.4%
Netherlands	1.1%
Taiwan	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $1,232,103,818 of which $876,655,867 and $355,447,951 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2007 approximately $7,544,000 of losses recognized during the period November 1, 2005 to February 28, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,731,616) - See accompanying schedule: Unaffiliated issuers (cost $431,366,901)	$377,933,884
Affiliated Central Funds (cost $28,934,776)	28,934,776
Total Investments (cost $460,301,677)		$406,868,660
Foreign currency held at value (cost $28)		28
Receivable for investments sold		1,677,912
Receivable for fund shares sold		7,748,028
Dividends receivable		141,798
Interest receivable		19,468
Prepaid expenses		470
Other receivables		18,660
Total assets		416,475,024

Liabilities
Payable for fund shares redeemed	$596,770
Accrued management fee	173,040
Other affiliated payables	136,403
Other payables and accrued expenses	35,996
Collateral on securities loaned, at value	22,696,725
Total liabilities		23,638,934

Net Assets		$392,836,090
Net Assets consist of:
Paid in capital		$1,676,117,609
Accumulated net investment loss		(1,537,310)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,228,311,174)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(53,433,035)
Net Assets, for 20,042,568 shares outstanding		$392,836,090
Net Asset Value, offering price and redemption price per share ($392,836,090 ÷ 20,042,568 shares)		$19.60

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$580,709
Interest		720
Income from affiliated Central Funds (including $116,018 from security lending)		182,228
		763,657
Less foreign taxes withheld		(50,080)
Total income		713,577

Expenses
Management fee	$1,251,426
Transfer agent fees	808,052
Accounting and security lending fees	112,039
Independent trustees' compensation	903
Custodian fees and expenses	20,980
Registration fees	24,495
Audit	17,107
Legal	4,688
Interest	2,585
Miscellaneous	19,689
Total expenses before reductions	2,261,964
Expense reductions	(11,866)	2,250,098
Net investment income (loss)		(1,536,521)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,530,312
Foreign currency transactions	(1,919)
Total net realized gain (loss)		15,528,393
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,154,910)
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		(60,154,928)
Net gain (loss)		(44,626,535)
Net increase (decrease) in net assets resulting from operations		$(46,163,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,536,521)	$(2,247,890)
Net realized gain (loss)	15,528,393	28,080,137
Change in net unrealized appreciation (depreciation)	(60,154,928)	65,837,387
Net increase (decrease) in net assets resulting from operations	(46,163,056)	91,669,634
Share transactions Proceeds from sales of shares	86,172,792	135,493,900
Cost of shares redeemed	(127,337,184)	(258,336,137)
Net increase (decrease) in net assets resulting from share transactions	(41,164,392)	(122,842,237)
Redemption fees	36,728	89,299
Total increase (decrease) in net assets	(87,290,720)	(31,083,304)

Net Assets
Beginning of period	480,126,810	511,210,114
End of period (including accumulated net investment loss of $1,537,310 and accumulated net investment loss of $789, respectively)	$392,836,090	$480,126,810
Other Information Shares
Sold	3,978,132	6,969,732
Redeemed	(6,089,712)	(13,742,323)
Net increase (decrease)	(2,111,580)	(6,772,591)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$21.67	$17.67	$20.25	$10.03	$14.98	$23.94
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.11)	(.13)	(.10)	(.11)
Net realized and unrealized gain (loss)	(2.00)	4.09	(2.48)	10.34	(4.85)	(8.85)
Total from investment operations	(2.07)	4.00	(2.59)	10.21	(4.95)	(8.96)
Redemption fees added to paid in capital E	- H	- H	.01	.01	- H	- H
Net asset value, end of period	$19.60	$21.67	$17.67	$20.25	$10.03	$14.98
Total Return B, C, D	(9.55)%	22.64%	(12.74)%	101.89%	(33.04)%	(37.43)%
Ratios to Average Net Assets F
Expenses before reductions	1.02% A	1.06%	1.07%	1.37%	1.76%	1.31%
Expenses net of fee waivers, if any	1.02% A	1.06%	1.07%	1.37%	1.76%	1.31%
Expenses net of all reductions	1.02% A	.94%	.89%	1.23%	1.58%	1.22%
Net investment income (loss)	(.70)% A	(.48)%	(.64)%	(.87)%	(.93)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$392,836	$480,127	$511,210	$940,061	$319,521	$592,703
Portfolio turnover rate	142% A	167%	226%	205%	111%	198%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	7.6	9.7
Hewlett-Packard Co.	7.6	0.0
Intel Corp.	5.1	5.8
International Business Machines Corp.	5.0	4.9
Texas Instruments, Inc.	4.4	0.0
EMC Corp.	4.3	5.3
Corning, Inc.	4.0	1.8
Best Buy Co., Inc.	3.6	4.5
Cisco Systems, Inc.	3.2	5.0
Sun Microsystems, Inc.	2.9	1.6
	47.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Computers & Peripherals	39.9%
Semiconductors & Semiconductor Equipment	32.1%
Communications Equipment	8.1%
Specialty Retail	6.1%
Electronic Equipment & Instruments	4.2%
All Others *	9.6%

As of February 28, 2006
Computers & Peripherals	35.2%
Semiconductors & Semiconductor Equipment	31.8%
Communications Equipment	11.0%
Specialty Retail	9.6%
Electronic Equipment & Instruments	5.3%
All Others *	7.1%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Computers Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 8.1%
Communications Equipment - 8.1%
Cisco Systems, Inc. (a)	660,500	$14,524,395
Corning, Inc. (a)	810,300	18,021,072
CSR PLC (a)	89,500	1,997,339
ITF Optical Technologies, Inc. Series A (e)	31,365	0
JDS Uniphase Corp. (a)	861,000	1,954,470
		36,497,276
COMPUTERS & PERIPHERALS - 39.9%
Computer Hardware - 27.3%
Apple Computer, Inc. (a)(d)	508,100	34,474,586
Dell, Inc. (a)	413,200	9,317,660
Diebold, Inc.	28,500	1,194,435
Hewlett-Packard Co.	933,200	34,117,792
International Business Machines Corp.	277,200	22,444,884
NCR Corp. (a)	121,800	4,237,422
Neoware Systems, Inc. (a)(d)	151,800	1,958,220
Sun Microsystems, Inc. (a)	2,660,100	13,273,899
Wistron Corp.	2,097,828	2,330,885
		123,349,783
Computer Storage & Peripherals - 12.6%
ASUSTeK Computer, Inc.	466,400	1,046,353
Brocade Communications Systems, Inc. (a)	599,100	3,714,420
Electronics for Imaging, Inc. (a)	52,200	1,202,688
EMC Corp. (a)	1,673,500	19,496,275
Lexmark International, Inc. Class A (a)	40,800	2,287,656
Network Appliance, Inc. (a)	377,400	12,922,176
Phison Electronics Corp.	305,285	1,271,421
QLogic Corp. (a)	169,700	3,119,086
Rackable Systems, Inc. (a)	34,700	963,272
SanDisk Corp. (a)	141,500	8,337,180
Seagate Technology	50,000	1,112,500
Xyratex Ltd. (a)	60,700	1,153,907
		56,626,934
TOTAL COMPUTERS & PERIPHERALS		179,976,717
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
Electronic Equipment & Instruments - 2.8%
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	640,900	12,734,683
Technology Distributors - 1.4%
CDW Corp.	32,800	1,912,240
Ingram Micro, Inc. Class A (a)	92,500	1,665,000
Insight Enterprises, Inc. (a)	22,900	412,429
Wolfson Microelectronics PLC (a)	253,200	2,306,996
		6,296,665
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		19,031,348

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
LG Electronics, Inc.	23,290	$1,560,258
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	20,000	404,800
IT SERVICES - 0.3%
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	17,500	1,223,425
MACHINERY - 1.9%
Industrial Machinery - 1.9%
Shin Zu Shing Co. Ltd.	1,553,000	8,427,004
OFFICE ELECTRONICS - 2.2%
Office Electronics - 2.2%
Xerox Corp. (a)	683,100	10,116,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 32.1%
Semiconductors - 32.1%
Actions Semiconductor Co. Ltd. ADR	214,200	1,711,458
Advanced Micro Devices, Inc. (a)(d)	187,280	4,680,127
Agere Systems, Inc. (a)	67,900	1,034,796
Altera Corp. (a)	300,800	6,085,184
AMIS Holdings, Inc. (a)	176,700	1,609,737
Analog Devices, Inc.	210,170	6,439,609
Broadcom Corp. Class A (a)	356,300	10,489,472
Cypress Semiconductor Corp. (a)	95,400	1,492,056
Freescale Semiconductor, Inc. Class A (a)	86,600	2,658,620
Hynix Semiconductor, Inc. (a)	33,600	1,286,258
Intel Corp.	1,165,900	22,781,686
Linear Technology Corp.	229,400	7,801,894
LSI Logic Corp. (a)	185,100	1,490,055
Marvell Technology Group Ltd. (a)	422,400	7,396,224
Maxim Integrated Products, Inc.	138,600	4,033,260
MediaTek, Inc.	102,300	932,954
Microchip Technology, Inc.	154,600	5,281,136
Micron Technology, Inc. (a)	238,000	4,112,640
National Semiconductor Corp.	264,600	6,427,134
NVIDIA Corp. (a)	285,000	8,296,350
O2Micro International Ltd. sponsored ADR (a)	226,700	1,362,467
Powerchip Semiconductor Corp.	1,746,400	1,154,693
Powertech Technology, Inc.	422,050	1,180,362
ProMOS Technologies, Inc. (a)	3,001,000	1,236,143
Qimonda AG Sponsored ADR (a)	93,000	1,501,950
RF Micro Devices, Inc. (a)	111,400	737,468
Silicon On Insulator Technologies SA (SOITEC) (a)	50,000	1,525,269
Spansion, Inc. Class A (d)	273,000	4,692,870
Texas Instruments, Inc.	603,900	19,681,101
Xilinx, Inc.	242,500	5,545,975
		144,658,948
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 2.1%
Application Software - 1.6%
Autodesk, Inc. (a)	12,000	$417,120
Cognos, Inc. (a)	34,900	1,134,948
Hyperion Solutions Corp. (a)	32,900	1,089,648
NAVTEQ Corp. (a)	93,000	2,470,080
Sonic Solutions, Inc. (a)	148,100	2,222,981
		7,334,777
Home Entertainment Software - 0.5%
Electronic Arts, Inc. (a)	42,400	2,161,128
TOTAL SOFTWARE		9,495,905
SPECIALTY RETAIL - 6.1%
Computer & Electronics Retail - 3.6%
Best Buy Co., Inc.	346,100	16,266,700
Specialty Stores - 2.5%
Staples, Inc.	506,100	11,417,616
TOTAL SPECIALTY RETAIL		27,684,316
TOTAL COMMON STOCKS (Cost $459,993,021)		439,076,708
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 5.31% (b)	12,141,089	12,141,089
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	31,614,533	31,614,533
TOTAL MONEY MARKET FUNDS (Cost $43,755,622)		43,755,622
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $503,748,643)		482,832,330
NET OTHER ASSETS - (7.0)%		(31,598,722)
NET ASSETS - 100%		$451,233,608
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$1,575,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$338,133
Fidelity Securities Lending Cash Central Fund	56,751
Total	$394,884
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Taiwan	4.0%
Korea (South)	3.4%
Bermuda	1.9%
United Kingdom	1.0%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $801,330,392 of which $549,550,193 and $251,780,199 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,063,248) - See accompanying schedule: Unaffiliated issuers (cost $459,993,021)	$439,076,708
Affiliated Central Funds (cost $43,755,622)	43,755,622
Total Investments (cost $503,748,643)		$482,832,330
Foreign currency held at value (cost $17)		17
Receivable for fund shares sold		1,496,902
Dividends receivable		427,768
Interest receivable		24,277
Prepaid expenses		604
Other receivables		40,026
Total assets		484,821,924

Liabilities
Payable for investments purchased	$721,682
Payable for fund shares redeemed	861,101
Accrued management fee	198,209
Other affiliated payables	152,869
Other payables and accrued expenses	39,922
Collateral on securities loaned, at value	31,614,533
Total liabilities		33,588,316

Net Assets		$451,233,608
Net Assets consist of:
Paid in capital		$1,262,425,273
Accumulated net investment loss		(616,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(789,658,702)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,916,823)
Net Assets, for 12,762,234 shares outstanding		$451,233,608
Net Asset Value, offering price and redemption price per share ($451,233,608 ÷ 12,762,234 shares)		$35.36

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,325,931
Interest		37
Income from affiliated Central Funds(including $56,751 from security lending)		394,884
Total income		1,720,852

Expenses
Management fee	$1,315,153
Transfer agent fees	855,366
Accounting and security lending fees	116,573
Independent trustees' compensation	923
Custodian fees and expenses	30,698
Registration fees	16,180
Audit	17,257
Legal	7,889
Interest	1,640
Miscellaneous	22,019
Total expenses before reductions	2,383,698
Expense reductions	(47,590)	2,336,108
Net investment income (loss)		(615,256)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,383,945
Foreign currency transactions	(69,543)
Total net realized gain (loss)		14,314,402
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,205,440)
Assets and liabilities in foreign currencies	(6,243)
Total change in net unrealized appreciation (depreciation)		(43,211,683)
Net gain (loss)		(28,897,281)
Net increase (decrease) in net assets resulting from operations		$(29,512,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(615,256)	$(3,248,250)
Net realized gain (loss)	14,314,402	47,860,490
Change in net unrealized appreciation (depreciation)	(43,211,683)	(1,330,783)
Net increase (decrease) in net assets resulting from operations	(29,512,537)	43,281,457
Share transactions Proceeds from sales of shares	25,360,860	56,362,094
Cost of shares redeemed	(76,331,728)	(235,793,382)
Net increase (decrease) in net assets resulting from share transactions	(50,970,868)	(179,431,288)
Redemption fees	9,851	55,832
Total increase (decrease) in net assets	(80,473,554)	(136,093,999)

Net Assets
Beginning of period	531,707,162	667,801,161
End of period (including accumulated net investment loss of $616,140 and accumulated net investment loss of $884, respectively)	$451,233,608	$531,707,162
Other Information Shares
Sold	724,032	1,603,028
Redeemed	(2,122,977)	(6,713,561)
Net increase (decrease)	(1,398,945)	(5,110,533)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$37.55	$34.65	$37.50	$22.36	$32.73	$41.31
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.21) F	(.27)	(.25)	(.30)
Net realized and unrealized gain (loss)	(2.14)	3.10	(2.64)	15.40	(10.12)	(8.29)
Total from investment operations	(2.19)	2.90	(2.85)	15.13	(10.37)	(8.59)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$35.36	$37.55	$34.65	$37.50	$22.36	$32.73
Total Return B, C, D	(5.83)%	8.37%	(7.60)%	67.71%	(31.68)%	(20.77)%
Ratios to Average Net Assets G
Expenses before reductions	1.03% A	1.04%	1.05%	1.23%	1.40%	1.19%
Expenses net of fee waivers, if any	1.03%A	1.04%	1.05%	1.23%	1.40%	1.19%
Expenses net of all reductions	1.00%A	.98%	.98%	1.16%	1.31%	1.13%
Net investment income (loss)	(.26)%A	(.56)%	(.63)% F	(.85)%	(.96)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$451,234	$531,707	$667,801	$999,708	$572,488	$966,235
Portfolio turnover rate	228%A	112%	100%	138%	106%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Semiconductor Corp.	6.2	5.9
Applied Materials, Inc.	5.9	1.9
Intel Corp.	5.7	6.9
Maxim Integrated Products, Inc.	5.1	5.5
KLA-Tencor Corp.	4.7	3.1
Analog Devices, Inc.	4.4	5.6
Broadcom Corp. Class A	4.3	0.0
Marvell Technology Group Ltd.	4.0	4.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3.4	4.4
Arrow Electronics, Inc.	3.4	2.2
	47.1
Top Industries (% of fund's net assets)
As of August 31, 2006
Semiconductors & Semiconductor Equipment	74.9%
Electronic Equipment & Instruments	13.7%
Electrical Equipment	2.2%
Communications Equipment	2.0%
Computers & Peripherals	1.3%
All Others*	5.9%

As of February 28, 2006
Semiconductors & Semiconductor Equipment	71.2%
Electronic Equipment & Instruments	13.2%
Computers & Peripherals	3.8%
Electrical Equipment	2.9%
Communications Equipment	2.5%
All Others*	6.4%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Electronics Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	600,000	$7,870,863
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nitto Denko Corp.	175,000	12,566,548
Tokuyama Corp.	1,000,000	13,859,193
		26,425,741
COMMUNICATIONS EQUIPMENT - 2.0%
Communications Equipment - 2.0%
CSR PLC (a)	1,500,000	33,474,957
Harris Corp.	250,000	10,980,000
Powerwave Technologies, Inc. (a)	300,000	2,274,000
		46,728,957
COMPUTERS & PERIPHERALS - 1.3%
Computer Hardware - 0.1%
High Tech Computer Corp.	60,000	1,513,885
Computer Storage & Peripherals - 1.2%
Ichia Technologies, Inc. (a)	3,000,000	3,520,238
msystems Ltd. (a)	350,000	15,533,000
Phison Electronics Corp.	909,362	3,787,223
TPV Technology Ltd.	4,000,000	4,274,004
		27,114,465
TOTAL COMPUTERS & PERIPHERALS		28,628,350
ELECTRICAL EQUIPMENT - 2.0%
Electrical Components & Equipment - 2.0%
Evergreen Solar, Inc. (a)(d)	2,500,000	25,450,000
Q-Cells AG (d)	175,000	7,712,824
SolarWorld AG	75,000	4,438,397
Suntech Power Holdings Co. Ltd. sponsored ADR	250,025	7,250,725
		44,851,946
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.7%
Electronic Equipment & Instruments - 4.2%
Amphenol Corp. Class A	100,000	5,747,000
AU Optronics Corp. sponsored ADR (d)	1,000,000	14,580,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	2,000,000	39,740,000
Motech Industries, Inc.	1,000,000	24,653,828
Phoenix Precision Technology Corp.	2,500,000	3,708,714
Photon Dynamics, Inc. (a)	500,000	6,715,000
		95,144,542
Electronic Manufacturing Services - 4.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,000,000	78,946,969
Jabil Circuit, Inc.	1,000,000	26,830,000
		105,776,969

	Shares	Value (Note 1)
Technology Distributors - 4.9%
Arrow Electronics, Inc. (a)	2,755,000	$76,864,500
Avnet, Inc. (a)	1,200,114	23,474,230
Wolfson Microelectronics PLC (a)	1,200,000	10,933,629
		111,272,359
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		312,193,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 74.9%
Semiconductor Equipment - 19.4%
Applied Materials, Inc.	8,000,000	135,040,000
ASML Holding NV (NY Shares) (a)	1,000,000	22,060,000
Brooks Automation, Inc. (a)	654,600	9,098,940
Cohu, Inc.	600,000	10,062,000
Cymer, Inc. (a)	450,000	18,517,500
Entegris, Inc. (a)	900,000	9,774,000
KLA-Tencor Corp. (d)	2,450,000	107,579,500
Lam Research Corp. (a)(d)	1,250,000	53,487,500
MEMC Electronic Materials, Inc. (a)	700,000	27,076,000
MKS Instruments, Inc. (a)	600,000	12,534,000
Photronics, Inc. (a)	200,000	2,902,000
Teradyne, Inc. (a)	600,000	8,424,000
Varian Semiconductor Equipment Associates, Inc. (a)	400,000	14,124,000
Verigy Ltd.	650,000	11,245,000
		441,924,440
Semiconductors - 55.5%
Actel Corp. (a)(d)	150,000	2,328,000
Advanced Analogic Technologies, Inc.	300,000	2,856,000
Altera Corp. (a)	2,500,000	50,575,000
Analog Devices, Inc. (d)	3,300,000	101,112,000
ARM Holdings PLC sponsored ADR (d)	7,500,000	51,000,000
Broadcom Corp. Class A (a)	3,300,000	97,152,000
Cree, Inc. (a)(d)	547,130	10,187,561
Cypress Semiconductor Corp. (a)	500,000	7,820,000
Exar Corp. (a)	350,000	4,893,000
Freescale Semiconductor, Inc.:
Class A (a)	450,000	13,815,000
Class B (a)	450,000	13,909,500
Hittite Microwave Corp. (a)	150,000	6,777,000
Holtek Semiconductor, Inc.	5,000,766	8,893,156
Integrated Device Technology, Inc. (a)	400,000	6,892,000
Intel Corp.	6,600,000	128,964,000
Linear Technology Corp. (d)	2,150,000	73,121,500
LSI Logic Corp. (a)	3,000,000	24,150,000
Marvell Technology Group Ltd. (a)	5,247,200	91,878,472
Maxim Integrated Products, Inc.	4,000,000	116,400,000
Nanya Technology Corp.	5,000,000	3,488,319
National Semiconductor Corp. (d)	5,800,031	140,882,753
ON Semiconductor Corp. (a)	500,000	3,005,000
PMC-Sierra, Inc. (a)	1,250,300	8,552,052
Power Integrations, Inc. (a)	400,000	7,360,000
Powerchip Semiconductor Corp.	13,000,000	8,595,401
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
ProMOS Technologies, Inc. (a)	28,000,000	$11,533,493
Saifun Semiconductors Ltd.	300,000	7,524,000
Samsung Electronics Co. Ltd.	70,000	47,331,739
Silicon On Insulator Technologies SA (SOITEC) (a)	1,000,000	30,505,372
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,000,034	17,610,200
Spansion, Inc. Class A (d)	600,000	10,314,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,499,975	23,274,767
Texas Instruments, Inc.	1,500,000	48,885,000
Trident Microsystems, Inc. (a)	250,000	5,157,500
Vimicro International Corp. sponsored ADR (d)	1,200,000	12,816,000
Volterra Semiconductor Corp. (a)(d)	500,043	7,540,648
Xilinx, Inc.	2,600,000	59,462,000
		1,266,562,433
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,708,486,873
SOFTWARE - 0.1%
Application Software - 0.1%
Cadence Design Systems, Inc. (a)	200,000	3,286,000
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Under Armour, Inc. Class A (sub. vtg.)	46,400	1,598,016
TOTAL COMMON STOCKS (Cost $2,270,166,016)		2,180,070,616
Convertible Bonds - 0.2%
Principal Amount
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (e) (Cost $2,980,000)	$2,980,000	4,335,900
Money Market Funds - 9.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	61,130,375	$61,130,375
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	148,417,246	148,417,246
TOTAL MONEY MARKET FUNDS (Cost $209,547,621)		209,547,621
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $2,482,693,637)		2,393,954,137
NET OTHER ASSETS - (5.0)%		(113,448,503)
NET ASSETS - 100%		$2,280,505,634
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 4,335,900 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$743,435
Fidelity Securities Lending Cash Central Fund	779,215
Total	$1,522,650
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cohu, Inc.	$29,568,000	$-	$14,597,686	$132,000	$-
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.1%
Taiwan	9.0%
Bermuda	4.2%
United Kingdom	4.1%
Korea (South)	3.8%
Japan	1.5%
France	1.3%
Israel	1.0%
Netherlands	1.0%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $2,795,466,298 of which $1,213,182,479, $1,514,779,921 and $67,503,898 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $143,156,538) - See accompanying schedule: Unaffiliated issuers (cost $2,273,146,016)	$2,184,406,516
Affiliated Central Funds (cost $209,547,621)	209,547,621
Total Investments (cost $2,482,693,637)		$2,393,954,137
Foreign currency held at value (cost $12,726)		12,728
Receivable for investments sold		40,723,054
Receivable for fund shares sold		2,761,185
Dividends receivable		4,402,148
Interest receivable		250,477
Prepaid expenses		2,749
Other receivables		284,569
Total assets		2,442,391,047

Liabilities
Payable for investments purchased	$8,335,119
Payable for fund shares redeemed	3,351,266
Accrued management fee	1,028,596
Other affiliated payables	641,258
Other payables and accrued expenses	111,928
Collateral on securities loaned, at value	148,417,246
Total liabilities		161,885,413

Net Assets		$2,280,505,634
Net Assets consist of:
Paid in capital		$5,022,932,487
Undistributed net investment income		1,628,404
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,655,312,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(88,742,714)
Net Assets, for 53,764,029 shares outstanding		$2,280,505,634
Net Asset Value, offering price and redemption price per share ($2,280,505,634 ÷ 53,764,029 shares)		$42.42

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends (including $132,000 received from other affiliated issuers)		$12,296,674
Interest		69,185
Income from affiliated Central Funds (including $779,215 from security lending)		1,522,650
		13,888,509
Less foreign taxes withheld		(1,197,996)
Total income		12,690,513

Expenses
Management fee	$6,918,002
Transfer agent fees	3,406,741
Accounting and security lending fees	478,834
Independent trustees' compensation	4,975
Depreciation in deferred trustee compensation account	(837)
Custodian fees and expenses	247,918
Registration fees	42,306
Audit	22,522
Legal	24,429
Interest	11,225
Miscellaneous	73,530
Total expenses before reductions	11,229,645
Expense reductions	(205,754)	11,023,891
Net investment income (loss)		1,666,622
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,631,670
Other affiliated issuers	(3,677,242)
Foreign currency transactions	(224,328)
Total net realized gain (loss)		142,730,100
Change in net unrealized appreciation (depreciation) on: Investment securities	(377,775,112)
Assets and liabilities in foreign currencies	(29,755)
Total change in net unrealized appreciation (depreciation)		(377,804,867)
Net gain (loss)		(235,074,767)
Net increase (decrease) in net assets resulting from operations		$(233,408,145)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,666,622	$(4,568,551)
Net realized gain (loss)	142,730,100	254,398,033
Change in net unrealized appreciation (depreciation)	(377,804,867)	224,891,343
Net increase (decrease) in net assets resulting from operations	(233,408,145)	474,720,825
Share transactions
Proceeds from sales of shares	178,445,810	798,575,652
Cost of shares redeemed	(505,270,818)	(1,230,676,689)
Net increase (decrease) in net assets resulting from share transactions	(326,825,008)	(432,101,037)
Redemption fees	168,774	626,614
Total increase (decrease) in net assets	(560,064,379)	43,246,402

Net Assets
Beginning of period	2,840,570,013	2,797,323,611
End of period (including undistributed net investment income of $1,628,404 and accumulated net investment loss of $38,218, respectively)	$2,280,505,634	$2,840,570,013
Other Information Shares
Sold	4,195,093	18,890,263
Redeemed	(11,388,984)	(29,782,062)
Net increase (decrease)	(7,193,891)	(10,891,799)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$46.60	$38.93	$43.67	$24.90	$44.26	$48.25
Income from Investment Operations
Net investment income (loss) E	.03	(.07)	(.17)	(.25)	(.26)	(.29)
Net realized and unrealized gain (loss)	(4.21)	7.73	(4.58)	19.01	(19.12)	(3.73)
Total from investment operations	(4.18)	7.66	(4.75)	18.76	(19.38)	(4.02)
Redemption fees added to paid in capital E	- H	.01	.01	.01	.02	.03
Net asset value, end of period	$42.42	$46.60	$38.93	$43.67	$24.90	$44.26
Total Return B, C, D	(8.97)%	19.70%	(10.85)%	75.38%	(43.74)%	(8.27)%
Ratios to Average Net Assets F
Expenses before reductions	.92% A	.95%	.96%	1.08%	1.14%	.99%
Expenses net of fee waivers, if any	.92% A	.95%	.96%	1.08%	1.14%	.99%
Expenses net of all reductions	.90% A	.88%	.89%	1.06%	1.06%	.97%
Net investment income (loss)	.14% A	(.17)%	(.45)%	(.70)%	(.78)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,280,506	$2,840,570	$2,797,324	$4,110,073	$2,204,036	$4,539,791
Portfolio turnover rate	104% A	80%	119%	50%	70%	57%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
First Data Corp.	11.9	8.5
Open Solutions, Inc.	9.7	0.6
Paychex, Inc.	7.5	3.7
Hypercom Corp.	7.0	0.0
Moody's Corp.	4.5	2.5
MoneyGram International, Inc.	4.5	0.5
Fair, Isaac & Co., Inc.	4.3	0.0
Cognizant Technology Solutions Corp. Class A	4.2	2.7
CyberSource Corp.	3.2	0.0
Robert Half International, Inc.	3.1	1.9
	59.9
Top Industries (% of fund's net assets)
As of August 31, 2006
IT Services	44.0%
Software	16.1%
Commercial Services & Supplies	9.6%
Computers & Peripherals	8.9%
Internet Software & Services	5.8%
All Others *	15.6%

As of February 28, 2006
IT Services	59.8%
Commercial Services & Supplies	8.9%
Health Care Providers & Services	6.6%
Capital Markets	6.2%
Software	4.6%
All Others *	13.9%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

IT Services Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CAPITAL MARKETS - 2.0%
Asset Management & Custody Banks - 2.0%
State Street Corp.	11,300	$698,340
COMMERCIAL SERVICES & SUPPLIES - 9.6%
Commercial Printing - 0.3%
Banta Corp.	2,400	112,920
Diversified Commercial & Professional Services - 5.9%
Cintas Corp.	17,000	629,510
Dun & Bradstreet Corp. (a)	1,100	77,341
Equifax, Inc.	19,950	634,211
Global Cash Access Holdings, Inc.	45,600	703,608
		2,044,670
Human Resource & Employment Services - 3.4%
CDI Corp.	900	18,855
Kenexa Corp. (a)	2,800	71,568
Robert Half International, Inc.	35,000	1,082,900
		1,173,323
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,330,913
COMPUTERS & PERIPHERALS - 8.9%
Computer Storage & Peripherals - 8.9%
Hypercom Corp. (a)	261,300	2,440,542
USA Technologies, Inc. (a)	89,800	642,070
		3,082,612
DIVERSIFIED CONSUMER SERVICES - 2.2%
Education Services - 1.7%
Apollo Group, Inc. Class A (a)	12,100	607,541
Specialized Consumer Services - 0.5%
Coinmach Service Corp. Class A	6,700	66,330
Jackson Hewitt Tax Service, Inc.	500	15,800
Weight Watchers International, Inc.	2,000	84,920
		167,050
TOTAL DIVERSIFIED CONSUMER SERVICES		774,591
DIVERSIFIED FINANCIAL SERVICES - 4.7%
Specialized Finance - 4.7%
Moody's Corp.	25,500	1,560,090
NETeller PLC (a)	8,300	66,063
		1,626,153
FOOD & STAPLES RETAILING - 0.6%
Food Distributors - 0.6%
Sysco Corp.	6,000	188,340
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Health Care Services - 2.7%
DaVita, Inc. (a)	6,000	350,160
Quest Diagnostics, Inc.	9,000	578,520
		928,680

	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 5.8%
Internet Software & Services - 5.8%
CyberSource Corp. (a)	101,500	$1,111,425
Digital Insight Corp. (a)	27,600	717,876
Google, Inc. Class A (sub. vtg.) (a)	500	189,265
		2,018,566
IT SERVICES - 44.0%
Data Processing & Outsourced Services - 30.8%
Affiliated Computer Services, Inc. Class A (a)	9,100	467,194
Automatic Data Processing, Inc.	14,600	689,120
Ceridian Corp. (a)	38,200	911,834
Convergys Corp. (a)	400	8,348
DST Systems, Inc. (a)(d)	1,700	100,351
eFunds Corp. (a)	4,600	106,812
First Data Corp.	96,100	4,129,416
Hewitt Associates, Inc. Class A (a)	2,900	65,163
Mastercard, Inc. Class A	100	5,590
MoneyGram International, Inc.	49,500	1,554,300
Paychex, Inc.	72,287	2,595,826
Total System Services, Inc.	400	8,916
		10,642,870
IT Consulting & Other Services - 13.2%
Accenture Ltd. Class A	31,000	919,460
BearingPoint, Inc. (a)	16,800	140,448
CACI International, Inc. Class A (a)	3,000	159,180
Cognizant Technology Solutions Corp. Class A (a)	20,808	1,454,687
Forrester Research, Inc. (a)	6,200	183,024
Gartner, Inc. Class A (a)	1,500	23,385
HCL Infosystems Ltd.	13,609	47,825
HCL Technologies Ltd.	22,622	283,311
Kanbay International, Inc. (a)	6,000	111,060
NCI, Inc. Class A	4,400	49,060
Ness Technologies, Inc. (a)	17,300	199,988
Sapient Corp. (a)	157,600	767,512
Satyam Computer Services Ltd. sponsored ADR	400	15,268
SRA International, Inc. Class A (a)	8,200	229,682
		4,583,890
TOTAL IT SERVICES		15,226,760
MEDIA - 1.4%
Advertising - 1.4%
Interpublic Group of Companies, Inc. (a)	791	7,261
Omnicom Group, Inc.	5,500	480,810
		488,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Exar Corp. (a)	900	12,582
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 16.1%
Application Software - 16.1%
EPIQ Systems, Inc. (a)	33,900	$504,432
Fair, Isaac & Co., Inc.	42,700	1,494,927
NAVTEQ Corp. (a)	7,200	191,232
Open Solutions, Inc. (a)	114,092	3,370,278
		5,560,869
TOTAL COMMON STOCKS (Cost $30,579,524)		33,936,477
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.31% (b)	656,320	656,320
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	66,825	66,825
TOTAL MONEY MARKET FUNDS (Cost $723,145)		723,145
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $31,302,669)		34,659,622
NET OTHER ASSETS - (0.1)%		(40,964)
NET ASSETS - 100%		$34,618,658
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$38,858
Fidelity Securities Lending Cash Central Fund	162
Total	$39,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,933) - See accompanying schedule: Unaffiliated issuers (cost $30,579,524)	$33,936,477
Affiliated Central Funds (cost $723,145)	723,145
Total Investments (cost $31,302,669)		$34,659,622
Cash		24,969
Receivable for investments sold		102,362
Receivable for fund shares sold		52,608
Dividends receivable		7,052
Interest receivable		2,625
Prepaid expenses		33
Other receivables		3,082
Total assets		34,852,353

Liabilities
Payable for investments purchased	$71,653
Payable for fund shares redeemed	47,171
Accrued management fee	16,674
Other affiliated payables	12,605
Other payables and accrued expenses	18,767
Collateral on securities loaned, at value	66,825
Total liabilities		233,695

Net Assets		$34,618,658
Net Assets consist of:
Paid in capital		$27,671,317
Accumulated net investment loss		(96,109)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,687,296
Net unrealized appreciation (depreciation) on investments		3,356,154
Net Assets, for 2,105,776 shares outstanding		$34,618,658
Net Asset Value, offering price and redemption price per share ($34,618,658 ÷ 2,105,776 shares)		$16.44

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$98,863
Interest		9
Income from affiliated Central Funds (including $162 from security lending)		39,020
Total income		137,892

Expenses
Management fee	$115,704
Transfer agent fees	72,192
Accounting and security lending fees	10,242
Independent trustees' compensation	79
Custodian fees and expenses	7,337
Registration fees	8,745
Audit	18,418
Legal	3,021
Miscellaneous	1,532
Total expenses before reductions	237,270
Expense reductions	(3,269)	234,001
Net investment income (loss)		(96,109)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,957)	3,710,807
Foreign currency transactions	(900)
Total net realized gain (loss)		3,709,907
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $6,075)		(4,848,881)
Net gain (loss)		(1,138,974)
Net increase (decrease) in net assets resulting from operations		$(1,235,083)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(96,109)	$(60,983)
Net realized gain (loss)	3,709,907	2,848,409
Change in net unrealized appreciation (depreciation)	(4,848,881)	3,037,491
Net increase (decrease) in net assets resulting from operations	(1,235,083)	5,824,917
Distributions to shareholders from net realized gain	(1,688,574)	(1,570,115)
Share transactions Proceeds from sales of shares	23,486,674	21,849,620
Reinvestment of distributions	1,623,213	1,513,925
Cost of shares redeemed	(26,979,451)	(25,398,907)
Net increase (decrease) in net assets resulting from share transactions	(1,869,564)	(2,035,362)
Redemption fees	19,874	7,908
Total increase (decrease) in net assets	(4,773,347)	2,227,348

Net Assets
Beginning of period	39,392,005	37,164,657
End of period (including accumulated net investment loss of $96,109 and $0, respectively)	$34,618,658	$39,392,005
Other Information Shares
Sold	1,385,316	1,348,274
Issued in reinvestment of distributions	96,562	98,617
Redeemed	(1,635,498)	(1,585,831)
Net increase (decrease)	(153,620)	(138,940)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$15.50	$14.14	$10.20	$15.21	$14.66
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03) F	(.10) G	(.15)	(.12)	(.11)
Net realized and unrealized gain (loss)	(.27)	2.59	1.70	4.09	(4.90)	.81
Total from investment operations	(.31)	2.56	1.60	3.94	(5.02)	.70
Distributions from net realized gain	(.69)	(.63)	(.24)	-	-	(.19)
Redemption fees added to paid in capital E	.01	- J	- J	- J	.01	.04
Net asset value, end of period	$16.44	$17.43	$15.50	$14.14	$10.20	$15.21
Total ReturnB, C, D	(1.81)%	17.14%	11.26%	38.63%	(32.94)%	5.23%
Ratios to Average Net Assets H
Expenses before reductions	1.16% A	1.22%	1.24%	1.64%	1.61%	1.42%
Expenses net of fee waivers, if any	1.16%A	1.22%	1.23%	1.64%	1.61%	1.42%
Expenses net of all reductions	1.15%A	1.18%	1.21%	1.63%	1.57%	1.39%
Net investment income (loss)	(.47)%A	(.17)% F	(.66)% G	(1.17)%	(.97)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$34,619	$39,392	$37,165	$35,068	$27,888	$63,326
Portfolio turnover rate	169%A	73%	88%	54%	129%	159%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sale charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects special dividends which amounted to $.05 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.50)%. GInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	8.1	4.6
Corning, Inc.	7.7	5.5
Google, Inc. Class A (sub. vtg.)	4.7	9.5
Sun Microsystems, Inc.	4.7	4.8
Network Appliance, Inc.	4.4	4.3
National Semiconductor Corp.	3.4	2.1
Marvell Technology Group Ltd.	3.3	4.0
Agilent Technologies, Inc.	2.8	4.0
Nortel Networks Corp.	2.7	5.1
Juniper Networks, Inc.	2.6	2.8
	44.4
Top Industries (% of fund's net assets)
As of August 31, 2006
Communications Equipment	33.9%
Semiconductors & Semiconductor Equipment	27.7%
Computers & Peripherals	12.7%
Internet Software & Services	8.8%
Electronic Equipment & Instruments	7.8%
All Others*	9.1%

As of February 28, 2006
Communications Equipment	40.2%
Semiconductors & Semiconductor Equipment	19.6%
Computers & Peripherals	16.8%
Internet Software & Services	12.1%
Electronic Equipment & Instruments	6.2%
All Others*	5.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Networking and Infrastructure Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	25,000	$327,953
COMMUNICATIONS EQUIPMENT - 33.7%
Communications Equipment - 33.7%
3Com Corp. (a)	187,700	831,511
ADC Telecommunications, Inc. (a)	26,128	356,647
Adtran, Inc.	43,200	1,074,384
ADVA AG Optical Networking (a)	80,000	591,402
Andrew Corp. (a)	91,400	845,450
AudioCodes Ltd. (a)	95,600	950,264
Bookham, Inc. (a)(d)	230,100	731,718
Ceragon Networks Ltd. (a)	214,700	981,179
CIENA Corp. (a)	510,628	2,016,981
Comtech Group, Inc. (a)(d)	56,900	634,435
Comverse Technology, Inc. (a)	71,200	1,488,080
Corning, Inc. (a)	372,200	8,277,728
F5 Networks, Inc. (a)	35,900	1,798,231
Finisar Corp. (a)(d)	448,700	1,664,677
Foundry Networks, Inc. (a)	90,600	1,102,602
Foxconn International Holdings Ltd. (a)	40,000	105,693
Ixia (a)	16,400	164,820
Juniper Networks, Inc. (a)	188,609	2,766,894
MRV Communications, Inc. (a)(d)	67,800	168,822
Nortel Networks Corp. (a)	1,406,800	2,940,216
Oplink Communications, Inc. (a)	40,900	802,867
Optical Communication Products, Inc. (a)	36,100	72,200
Orckit Communications Ltd. (a)	29,900	273,286
Powerwave Technologies, Inc. (a)	142,700	1,081,666
Research In Motion Ltd. (a)	12,700	1,047,750
Riverstone Networks, Inc. (a)	94,100	84,690
Sandvine Corp. (e)	273,800	576,099
Sonus Networks, Inc. (a)	153,300	745,038
Stratex Networks, Inc. (a)	78,800	287,620
Symmetricom, Inc. (a)	96,900	722,874
Tekelec (a)	62,900	836,570
Terayon Communication Systems, Inc. (a)	55,900	55,341
Tut Systems, Inc. (a)(d)	66,700	76,705
		36,154,440
COMPUTERS & PERIPHERALS - 12.7%
Computer Hardware - 5.7%
Concurrent Computer Corp. (a)	682,100	1,050,434
Sun Microsystems, Inc. (a)	1,008,500	5,032,415
		6,082,849
Computer Storage & Peripherals - 7.0%
Network Appliance, Inc. (a)	135,800	4,649,792
Novatel Wireless, Inc. (a)(d)	29,690	331,044

	Shares	Value (Note 1)
Read-Rite Corp. (a)	44,000	$4
Synaptics, Inc. (a)(d)	98,400	2,488,536
		7,469,376
TOTAL COMPUTERS & PERIPHERALS		13,552,225
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	13,000	455,650
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.8%
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	92,400	2,971,584
Chi Mei Optoelectronics Corp.	3,888	4,610
Coherent, Inc. (a)	15,400	558,404
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	15,000	298,050
Nippon Electric Glass Co. Ltd.	18,000	436,986
Orbotech Ltd. (a)	18,900	453,789
		4,723,423
Electronic Manufacturing Services - 3.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	74,400	419,547
Jabil Circuit, Inc.	98,400	2,640,072
Smart Modular Tech WWH, Inc.	58,800	582,120
		3,641,739
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		8,365,162
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Directed Electronics, Inc.	30,600	448,902
Thomson SA	12,500	200,027
		648,929
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
Orkla ASA (A Shares)	6,800	333,449
INTERNET SOFTWARE & SERVICES - 8.8%
Internet Software & Services - 8.8%
aQuantive, Inc. (a)	14,200	352,160
Ariba, Inc. (a)	25,100	207,828
Baidu.com, Inc. sponsored ADR	800	62,160
Google, Inc. Class A (sub. vtg.) (a)	13,300	5,034,449
Marchex, Inc. Class B	12,000	197,040
Openwave Systems, Inc. (a)	168,900	1,366,401
VeriSign, Inc. (a)	106,900	2,163,656
		9,383,694
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Sapient Corp. (a)	21,700	105,679
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.7%
Semiconductor Equipment - 0.7%
Cymer, Inc. (a)	4,200	$172,830
EMCORE Corp. (a)	40,700	307,285
MEMC Electronic Materials, Inc. (a)	7,100	274,628
		754,743
Semiconductors - 27.0%
Altera Corp. (a)	52,800	1,068,144
AMIS Holdings, Inc. (a)	23,000	209,530
ANADIGICS, Inc. (a)(d)	76,000	566,960
Applied Micro Circuits Corp. (a)	242,600	662,298
Broadcom Corp. Class A (a)(d)	293,350	8,636,223
Conexant Systems, Inc. (a)	223,200	459,792
Cree, Inc. (a)	2,700	50,274
Cypress Semiconductor Corp. (a)	33,300	520,812
Ikanos Communications, Inc.	300	3,828
Integrated Device Technology, Inc. (a)	58,800	1,013,124
Intersil Corp. Class A	32,500	823,875
LSI Logic Corp. (a)	115,100	926,555
Marvell Technology Group Ltd. (a)	200,480	3,510,405
Maxim Integrated Products, Inc.	8,300	241,530
Microtune, Inc. (a)	128,600	774,172
Mindspeed Technologies, Inc. (a)	325,333	621,386
MIPS Technologies, Inc. (a)	43,500	302,760
National Semiconductor Corp.	151,200	3,672,648
Netlogic Microsystems, Inc. (a)(d)	35,000	1,032,850
O2Micro International Ltd. sponsored ADR (a)	60,300	362,403
PowerDsine Ltd. (a)	40,500	374,625
RF Micro Devices, Inc. (a)	39,400	260,828
Saifun Semiconductors Ltd.	10,500	263,340
Sigma Designs, Inc. (a)	23,000	321,310
Silicon On Insulator Technologies SA (SOITEC) (a)	30,500	930,414
Skyworks Solutions, Inc. (a)	58,100	269,003
Spansion, Inc. Class A (d)	32,900	565,551
Trident Microsystems, Inc. (a)	21,700	447,671
Vimicro International Corp. sponsored ADR	3,000	32,040
		28,924,351
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		29,679,094
SOFTWARE - 2.4%
Application Software - 1.8%
Cognos, Inc. (a)	2,400	78,048

	Shares	Value (Note 1)
Informatica Corp. (a)	36,800	$538,752
Ulticom, Inc. (a)	117,900	1,266,246
		1,883,046
Systems Software - 0.6%
Wind River Systems, Inc. (a)	68,600	697,662
TOTAL SOFTWARE		2,580,708
TOTAL COMMON STOCKS (Cost $115,324,856)		101,586,983
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
CIENA Corp. 0.25% 5/1/13 (Cost $240,000)	$240,000	211,704
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	5,736,189	5,736,189
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	10,006,350	10,006,350
TOTAL MONEY MARKET FUNDS (Cost $15,742,539)		15,742,539
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $131,307,395)		117,541,226
NET OTHER ASSETS - (9.7)%		(10,413,550)
NET ASSETS - 100%		$107,127,676
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 576,099 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$49,506
Fidelity Securities Lending Cash Central Fund	53,688
Total	$103,194
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.0%
Canada	4.3%
Bermuda	3.3%
Israel	3.1%
France	1.1%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $196,502,774 of which $109,595,892, $83,559,188 and $3,347,694 will expire on February 28, 2010, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,417,626) - See accompanying schedule: Unaffiliated issuers (cost $115,564,856)	$101,798,687
Affiliated Central Funds (cost $15,742,539)	15,742,539
Total Investments (cost $131,307,395)		$117,541,226
Receivable for investments sold		597,081
Receivable for fund shares sold		1,564,241
Dividends receivable		19,034
Interest receivable		13,016
Prepaid expenses		103
Other receivables		6,880
Total assets		119,741,581

Liabilities
Payable for investments purchased	$2,065,007
Payable for fund shares redeemed	440,744
Accrued management fee	45,498
Other affiliated payables	34,717
Other payables and accrued expenses	21,589
Collateral on securities loaned, at value	10,006,350
Total liabilities		12,613,905

Net Assets		$107,127,676
Net Assets consist of:
Paid in capital		$312,196,019
Accumulated net investment loss		(551,826)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,750,308)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,766,209)
Net Assets, for 47,317,587 shares outstanding		$107,127,676
Net Asset Value, offering price and redemption price per share ($107,127,676 ÷ 47,317,587 shares)		$2.26

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$42,386
Interest		241
Income from affiliated Central Funds (including $53,688 from security lending)		103,194
Total income		145,821

Expenses
Management fee	$362,490
Transfer agent fees	237,742
Accounting and security lending fees	32,672
Independent trustees' compensation	257
Custodian fees and expenses	19,638
Registration fees	25,192
Audit	16,162
Legal	1,300
Miscellaneous	5,390
Total expenses before reductions	700,843
Expense reductions	(3,196)	697,647
Net investment income (loss)		(551,826)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,868,461
Foreign currency transactions	1,795
Total net realized gain (loss)		5,870,256
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,722,645)
Assets and liabilities in foreign currencies	(40)
Total change in net unrealized appreciation (depreciation)		(22,722,685)
Net gain (loss)		(16,852,429)
Net increase (decrease) in net assets resulting from operations		$(17,404,255)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(551,826)	$(851,863)
Net realized gain (loss)	5,870,256	8,428,855
Change in net unrealized appreciation (depreciation)	(22,722,685)	10,418,364
Net increase (decrease) in net assets resulting from operations	(17,404,255)	17,995,356
Share transactions Proceeds from sales of shares	109,122,762	99,416,849
Cost of shares redeemed	(110,030,215)	(102,088,170)
Net increase (decrease) in net assets resulting from share transactions	(907,453)	(2,671,321)
Redemption fees	72,435	82,946
Total increase (decrease) in net assets	(18,239,273)	15,406,981

Net Assets
Beginning of period	125,366,949	109,959,968
End of period (including accumulated net investment loss of $551,826 and $0, respectively)	$107,127,676	$125,366,949
Other Information Shares
Sold	42,311,882	42,500,481
Redeemed	(43,552,515)	(45,315,892)
Net increase (decrease)	(1,240,633)	(2,815,411)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$2.58	$2.14	$2.66	$1.52	$2.38	$4.14
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.02)	(.02)	(.03)	(.03)
Net realized and unrealized gain (loss)	(.31)	.46	(.50)	1.16	(.84)	(1.74)
Total from investment operations	(.32)	.44	(.52)	1.14	(.87)	(1.77)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$2.26	$2.58	$2.14	$2.66	$1.52	$2.38
Total Return B,C,D	(12.40)%	20.56%	(19.55)%	75.00%	(36.13)%	(42.51)%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A	1.14%	1.17%	1.43%	1.93%	1.58%
Expenses net of fee waivers, if any	1.10% A	1.14%	1.17%	1.43%	1.93%	1.58%
Expenses net of all reductions	1.10% A	1.02%	1.07%	1.39%	1.78%	1.52%
Net investment income (loss)	(.87)% A	(.84)%	(.89)%	(1.00)%	(1.45)%	(1.03)%
Supplemental Data F
Net assets, end of period (000 omitted)	$107,128	$125,367	$109,960	$211,468	$77,981	$110,547
Portfolio turnover rate	182% A	201%	160%	57%	120%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	9.6	10.1
Symantec Corp.	9.0	14.7
Quest Software, Inc.	5.8	0.0
Nintendo Co. Ltd.	5.3	4.8
Microsoft Corp.	4.7	12.5
Yahoo!, Inc.	4.5	3.3
FileNET Corp.	4.5	2.0
Oracle Corp.	4.4	4.9
Electronic Arts, Inc.	3.4	0.0
Affiliated Computer Services, Inc. Class A	2.9	3.9
	54.1
Top Industries (% of fund's net assets)
As of August 31, 2006
Software	58.1%
Internet Software & Services	15.5%
IT Services	9.4%
Computers & Peripherals	2.7%
Communications Equipment	2.5%
All Others*	11.8%

As of February 28, 2006
Software	54.2%
Internet Software & Services	19.0%
IT Services	12.4%
Computers & Peripherals	4.9%
Specialty Retail	3.3%
All Others*	6.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
CAPITAL MARKETS - 1.4%
Asset Management & Custody Banks - 1.4%
Aberdeen Asset Management PLC	2,875,000	$8,635,915
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Human Resource & Employment Services - 0.9%
Taleo Corp. Class A	488,900	5,138,339
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Blue Coat Systems, Inc. (a)	173,219	2,946,455
Comverse Technology, Inc. (a)	571,200	11,938,080
		14,884,535
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 1.5%
Cray, Inc. (a)	83,472	1,064,268
International Business Machines Corp.	1,000	80,970
Sun Microsystems, Inc. (a)	1,553,700	7,752,963
		8,898,201
Computer Storage & Peripherals - 1.2%
ActivIdentity Corp. (a)	892,200	4,416,390
Rackable Systems, Inc. (a)	97,400	2,703,824
SimpleTech, Inc. (a)	74,900	526,547
		7,646,761
TOTAL COMPUTERS & PERIPHERALS		16,544,962
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Specialized Finance - 0.6%
The NASDAQ Stock Market, Inc. (a)	120,000	3,421,200
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	83,900	2,329,064
Technology Distributors - 0.7%
CDW Corp.	70,900	4,133,470
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,462,534
HEALTH CARE TECHNOLOGY - 0.8%
Healthcare Technology - 0.8%
IMS Health, Inc.	182,200	4,972,238
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Expedia, Inc. (a)	230,100	3,755,232
INTERNET SOFTWARE & SERVICES - 15.5%
Internet Software & Services - 15.5%
Google, Inc. Class A (sub. vtg.) (a)(d)	152,000	57,536,561
Interwoven, Inc. (a)	111,200	1,219,864
Supportsoft, Inc. (a)	491,700	1,956,966

	Shares	Value (Note 1)
Vitria Technology, Inc. (a)(e)	2,128,482	$5,470,199
Yahoo!, Inc. (a)	945,800	27,257,956
		93,441,546
IT SERVICES - 9.4%
Data Processing & Outsourced Services - 5.4%
Affiliated Computer Services, Inc. Class A (a)	337,800	17,342,652
First Data Corp.	110,900	4,765,373
The BISYS Group, Inc. (a)	857,000	8,818,530
VeriFone Holdings, Inc. (a)	75,000	1,736,250
		32,662,805
IT Consulting & Other Services - 4.0%
HCL Technologies Ltd.	207,287	2,595,997
Infosys Technologies Ltd. sponsored ADR	270,800	12,145,380
Kanbay International, Inc. (a)	494,411	9,151,548
		23,892,925
TOTAL IT SERVICES		56,555,730
SOFTWARE - 58.1%
Application Software - 21.7%
Altiris, Inc. (a)	8,900	201,140
Ansys, Inc. (a)	91,700	4,286,058
Autodesk, Inc. (a)	219,100	7,615,916
BEA Systems, Inc. (a)	932,600	12,804,598
Fair, Isaac & Co., Inc.	142,500	4,988,925
FileNET Corp. (a)	776,286	27,123,433
Informatica Corp. (a)	887,100	12,987,144
NAVTEQ Corp. (a)	347,000	9,216,320
Parametric Technology Corp. (a)	515,000	8,296,650
Quest Software, Inc. (a)	2,482,314	34,578,634
SAP AG sponsored ADR	4,200	200,508
SPSS, Inc. (a)	1,400	35,518
TIBCO Software, Inc. (a)	870,000	6,838,200
Verint Systems, Inc. (a)	43,010	1,421,481
		130,594,525
Home Entertainment Software - 10.5%
Electronic Arts, Inc. (a)	398,840	20,328,875
Nintendo Co. Ltd.	155,200	31,834,540
Ubisoft Entertainment SA (a)(d)	202,634	10,810,355
		62,973,770
Systems Software - 25.9%
Check Point Software Technologies Ltd. (a)	460,300	8,556,977
Microsoft Corp.	1,108,600	28,479,934
Moldflow Corp. (a)	63,846	773,175
Oracle Corp. (a)	1,679,800	26,288,870
Protect Data AB	403,900	6,158,711
Red Hat, Inc. (a)	215,000	4,996,600
Symantec Corp. (a)(d)	2,915,071	54,336,923
Utimaco Safeware AG (a)(e)	870,741	11,825,290
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Systems Software - continued
WatchGuard Technologies, Inc. (a)(e)	2,056,312	$8,533,695
Wind River Systems, Inc. (a)	625,000	6,356,250
		156,306,425
TOTAL SOFTWARE		349,874,720
SPECIALTY RETAIL - 1.0%
Computer & Electronics Retail - 1.0%
Circuit City Stores, Inc.	252,800	5,968,608
TOTAL COMMON STOCKS (Cost $552,963,664)		569,655,559
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 5.31% (b)	31,676,845	31,676,845
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	17,100,257	17,100,257
TOTAL MONEY MARKET FUNDS (Cost $48,777,102)		48,777,102
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $601,740,766)		618,432,661
NET OTHER ASSETS - (2.7)%		(16,008,796)
NET ASSETS - 100%		$602,423,865
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$402,545
Fidelity Securities Lending Cash Central Fund	10,435
Total	$412,980
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Utimaco Safeware AG	$-	$11,957,464	$-	$-	$11,825,290
Vitria Technology, Inc.	5,523,254	279,008	-	-	5,470,199
WatchGuard Technologies, Inc.	7,224,007	1,462,403	316,164	-	8,533,695
Total	$12,747,261	$13,698,875	$316,164	$-	$25,829,184
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
Japan	5.3%
India	2.5%
Germany	2.0%
France	1.8%
United Kingdom	1.4%
Israel	1.4%
Sweden	1.0%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $101,031,277 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,501,006) - See accompanying schedule: Unaffiliated issuers (cost $525,213,498)	$543,826,375
Affiliated Central Funds (cost $48,777,102)	48,777,102
Other affiliated issuers (cost $27,750,166)	25,829,184
Total Investments (cost $601,740,766)		$618,432,661
Foreign currency held at value (cost $12)		12
Receivable for investments sold		1,428,500
Receivable for fund shares sold		7,845,970
Dividends receivable		105,448
Interest receivable		142,955
Prepaid expenses		627
Other receivables		2,324
Total assets		627,958,497

Liabilities
Payable for investments purchased	$7,367,292
Payable for fund shares redeemed	620,311
Accrued management fee	261,831
Other affiliated payables	152,316
Other payables and accrued expenses	32,625
Collateral on securities loaned, at value	17,100,257
Total liabilities		25,534,632

Net Assets		$602,423,865
Net Assets consist of:
Paid in capital		$695,128,423
Accumulated net investment loss		(1,080,554)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,318,701)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,694,697
Net Assets, for 10,395,840 shares outstanding		$602,423,865
Net Asset Value, offering price and redemption price per share ($602,423,865 ÷ 10,395,840 shares)		$57.95

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,029,682
Interest		33
Income from affiliated Central Funds (including $10,435 from security lending)		412,980
Total income		1,442,695

Expenses
Management fee	$1,546,578
Transfer agent fees	773,115
Accounting and security lending fees	133,795
Independent trustees' compensation	1,104
Custodian fees and expenses	25,310
Registration fees	22,316
Audit	19,391
Legal	8,131
Interest	882
Miscellaneous	16,721
Total expenses before reductions	2,547,343
Expense reductions	(25,298)	2,522,045
Net investment income (loss)		(1,079,350)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,322)	(994,159)
Other affiliated issuers	108,482
Foreign currency transactions	(17,279)
Total net realized gain (loss)		(902,956)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $51,970)	42,144,175
Assets and liabilities in foreign currencies	1,243
Total change in net unrealized appreciation (depreciation)		42,145,418
Net gain (loss)		41,242,462
Net increase (decrease) in net assets resulting from operations		$40,163,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,079,350)	$(3,088,414)
Net realized gain (loss)	(902,956)	57,039,650
Change in net unrealized appreciation (depreciation)	42,145,418	21,863,267
Net increase (decrease) in net assets resulting from operations	40,163,112	75,814,503
Share transactions Proceeds from sales of shares	72,385,063	171,883,514
Cost of shares redeemed	(73,936,244)	(364,978,616)
Net increase (decrease) in net assets resulting from share transactions	(1,551,181)	(193,095,102)
Redemption fees	13,263	90,805
Total increase (decrease) in net assets	38,625,194	(117,189,794)

Net Assets
Beginning of period	563,798,671	680,988,465
End of period (including accumulated net investment loss of $1,080,554 and accumulated net investment loss of $1,204, respectively)	$602,423,865	$563,798,671
Other Information Shares
Sold	1,288,282	3,386,990
Redeemed	(1,345,189)	(7,240,815)
Net increase (decrease)	(56,907)	(3,853,825)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$53.94	$47.60	$51.37	$35.48	$41.84	$45.33
Income from Investment Operations
Net investment income (loss) E	(.11)	(.25)	.53 F	(.24) G	(.24)	(.26)
Net realized and unrealized gain (loss)	4.12	6.58	(3.79)	16.12	(6.13)	(3.02)
Total from investment operations	4.01	6.33	(3.26)	15.88	(6.37)	(3.28)
Distributions from net investment income	-	-	(.51)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(.24)
Total distributions	-	-	(.51)	-	-	(.24)
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01	.03
Net asset value, end of period	$57.95	$53.94	$47.60	$51.37	$35.48	$41.84
Total Return B, C, D	7.43%	13.32%	(6.43)%	44.79%	(15.20)%	(7.08)%
Ratios to Average Net Assets H
Expenses before reductions	.93% A	.96%	.98%	1.09%	1.18%	1.09%
Expenses net of fee waivers, if any	.93% A	.96%	.98%	1.09%	1.18%	1.09%
Expenses net of all reductions	.92% A	.91%	.92%	1.06%	1.05%	1.05%
Net investment income (loss)	(.39)%A	(.49)%	1.09% F	(.53)%	(.65)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$602,424	$563,799	$680,988	$846,946	$617,904	$782,519
Portfolio turnover rate	101% A	59%	94%	81%	198%	325%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. GInvestment income per share reflects a special dividend which amounted to $.03 per share. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.5	5.2
Intel Corp.	5.8	6.9
eBay, Inc.	5.0	1.8
International Business Machines Corp.	4.5	0.0
National Semiconductor Corp.	3.2	1.8
Apple Computer, Inc.	3.1	3.7
QUALCOMM, Inc.	3.1	0.0
Maxim Integrated Products, Inc.	2.6	1.0
Dell, Inc.	2.4	6.5
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2.1	1.7
	38.3
Top Industries (% of fund's net assets)
As of August 31, 2006
Semiconductors & Semiconductor Equipment	31.9%
Computers & Peripherals	14.8%
Internet Software & Services	12.7%
Communications Equipment	9.6%
Software	7.9%
All Others *	23.1%

As of February 28, 2006
Semiconductors & Semiconductor Equipment	22.6%
Software	16.9%
Computers & Peripherals	16.3%
Communications Equipment	13.7%
Internet Software & Services	9.0%
All Others *	21.5%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Technology Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Fuel Systems Solutions, Inc. (a)	250,000	$3,445,000
COMMUNICATIONS EQUIPMENT - 9.6%
Communications Equipment - 9.6%
Alcatel SA sponsored ADR	650,000	8,144,500
Arris Group, Inc. (a)	200,000	2,292,000
Comverse Technology, Inc. (a)	500,000	10,450,000
Corning, Inc. (a)	1,000,000	22,240,000
CSR PLC (a)	750,000	16,737,479
F5 Networks, Inc. (a)	100,000	5,009,000
ITF Optical Technologies, Inc. Series A (f)	65,118	1
Juniper Networks, Inc. (a)	1,250,000	18,337,500
Lucent Technologies, Inc. (a)	3,000,000	6,990,000
Motorola, Inc.	300,000	7,014,000
Nortel Networks Corp. (a)	3,500,000	7,315,010
QUALCOMM, Inc.	1,350,000	50,854,500
Sandvine Corp. (e)	2,000,000	4,208,171
		159,592,161
COMPUTERS & PERIPHERALS - 14.8%
Computer Hardware - 11.9%
Apple Computer, Inc. (a)	750,000	50,887,500
Dell, Inc. (a)	1,750,000	39,462,500
Hewlett-Packard Co.	500,000	18,280,000
International Business Machines Corp.	925,000	74,897,250
NCR Corp. (a)	100,000	3,479,000
Sun Microsystems, Inc. (a)	2,000,000	9,980,000
		196,986,250
Computer Storage & Peripherals - 2.9%
Brocade Communications Systems, Inc. (a)	275,000	1,705,000
EMC Corp. (a)	1,750,000	20,387,500
Emulex Corp. (a)	100,000	1,732,000
Hypercom Corp. (a)	350,000	3,269,000
msystems Ltd. (a)	200,000	8,876,000
Network Appliance, Inc. (a)	250,000	8,560,000
Rackable Systems, Inc. (a)	900	24,984
TPV Technology Ltd.	3,000,000	3,205,503
		47,759,987
TOTAL COMPUTERS & PERIPHERALS		244,746,237
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.5%
Apollo Group, Inc. Class A (a)	150,000	7,531,500
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
NETeller PLC (a)	401,200	3,193,290
ELECTRICAL EQUIPMENT - 4.3%
Electrical Components & Equipment - 4.0%
Energy Conversion Devices, Inc. (a)	175,000	6,133,750

	Shares	Value (Note 1)
Evergreen Solar, Inc. (a)(d)	1,950,000	$19,851,000
SolarWorld AG (d)	550,000	32,548,246
Suntech Power Holdings Co. Ltd. sponsored ADR	275,000	7,975,000
		66,507,996
Heavy Electrical Equipment - 0.3%
Suzlon Energy Ltd.	200,000	5,183,032
TOTAL ELECTRICAL EQUIPMENT		71,691,028
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.6%
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	100,000	5,747,000
Motech Industries, Inc.	600,000	14,792,297
Photon Dynamics, Inc. (a)	250,000	3,357,500
		23,896,797
Electronic Manufacturing Services - 2.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,999,965	33,834,218
Jabil Circuit, Inc.	200,000	5,366,000
		39,200,218
Technology Distributors - 2.8%
Arrow Electronics, Inc. (a)	942,419	26,293,490
Avnet, Inc. (a)	503,200	9,842,592
CDW Corp.	175,000	10,202,500
		46,338,582
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		109,435,597
HOTELS, RESTAURANTS & LEISURE - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
eLong, Inc. sponsored ADR (a)	150,000	2,008,500
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Directed Electronics, Inc.	400,000	5,868,000
INTERNET SOFTWARE & SERVICES - 12.7%
Internet Software & Services - 12.7%
aQuantive, Inc. (a)	150,000	3,720,000
CNET Networks, Inc. (a)	500,000	4,715,000
eBay, Inc. (a)	3,000,000	83,580,000
Equinix, Inc. (a)	125,000	7,208,750
Google, Inc. Class A (sub. vtg.) (a)	285,000	107,881,049
LoopNet, Inc.	150,000	1,957,500
Openwave Systems, Inc. (a)	300,010	2,427,081
		211,489,380
IT SERVICES - 4.0%
Data Processing & Outsourced Services - 2.1%
First Data Corp.	575,000	24,707,750
Paychex, Inc.	300,000	10,773,000
		35,480,750
Common Stocks - continued
	Shares	Value (Note 1)
IT SERVICES - CONTINUED
IT Consulting & Other Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	125,000	$8,738,750
HCL Technologies Ltd.	250,000	3,130,922
Infosys Technologies Ltd.	300,000	11,669,251
Satyam Computer Services Ltd. sponsored ADR (d)	200,000	7,634,000
		31,172,923
TOTAL IT SERVICES		66,653,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 31.9%
Semiconductor Equipment - 6.6%
Applied Materials, Inc.	1,800,000	30,384,000
ASML Holding NV (NY Shares) (a)	500,000	11,030,000
Brooks Automation, Inc. (a)	200,000	2,780,000
Cohu, Inc.	200,000	3,354,000
Cymer, Inc. (a)	116,700	4,802,205
Entegris, Inc. (a)	250,000	2,715,000
KLA-Tencor Corp.	500,000	21,955,000
Lam Research Corp. (a)	300,000	12,837,000
MEMC Electronic Materials, Inc. (a)	250,000	9,670,000
MKS Instruments, Inc. (a)	175,000	3,655,750
Varian Semiconductor Equipment Associates, Inc. (a)	200,000	7,062,000
		110,244,955
Semiconductors - 25.3%
Altera Corp. (a)	700,000	14,161,000
Analog Devices, Inc.	800,000	24,512,000
ARM Holdings PLC sponsored ADR	2,000,000	13,600,000
Broadcom Corp. Class A (a)	700,000	20,608,000
Cree, Inc. (a)	25,000	465,500
Ersol Solar Energy AG	75,000	5,258,045
Freescale Semiconductor, Inc.:
Class A (a)	150,000	4,605,000
Class B (a)	400,000	12,364,000
Intel Corp.	4,900,000	95,746,000
Linear Technology Corp.	500,000	17,005,000
LSI Logic Corp. (a)	400,000	3,220,000
Marvell Technology Group Ltd. (a)	1,300,100	22,764,751
Maxim Integrated Products, Inc.	1,500,000	43,650,000
National Semiconductor Corp.	2,200,000	53,438,000
PMC-Sierra, Inc. (a)	225,000	1,539,000
Samsung Electronics Co. Ltd.	35,000	23,665,870
Silicon On Insulator Technologies SA (SOITEC) (a)	275,000	8,388,977
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,899,985	17,688,860
Texas Instruments, Inc.	500,000	16,295,000

	Shares	Value (Note 1)
Vimicro International Corp. sponsored ADR	400,000	$4,272,000
Xilinx, Inc.	700,000	16,009,000
		419,256,003
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		529,500,958
SOFTWARE - 7.9%
Application Software - 2.9%
Adobe Systems, Inc. (a)	250,000	8,110,000
Amdocs Ltd. (a)	100,000	3,795,000
Autodesk, Inc. (a)	300,000	10,428,000
Autonomy Corp. PLC (a)	300,000	2,224,999
Cognos, Inc. (a)	100,000	3,252,000
Compuware Corp. (a)	750,000	5,700,000
Hyperion Solutions Corp. (a)	150,000	4,968,000
NAVTEQ Corp. (a)	100,000	2,656,000
Quest Software, Inc. (a)	200,000	2,786,000
Salesforce.com, Inc. (a)	150,000	5,172,000
		49,091,999
Home Entertainment Software - 1.6%
Nintendo Co. Ltd.	80,000	16,409,557
Take-Two Interactive Software, Inc. (a)(d)	500,000	6,100,000
THQ, Inc. (a)	150,000	3,870,000
		26,379,557
Systems Software - 3.4%
Check Point Software Technologies Ltd. (a)	500,000	9,295,000
Fast Search & Transfer ASA (a)	500,000	1,637,192
McAfee, Inc. (a)	200,000	4,552,000
Oracle Corp. (a)	1,000,000	15,650,000
Symantec Corp. (a)	1,250,000	23,300,000
Utimaco Safeware AG (a)	125,000	1,697,590
		56,131,782
TOTAL SOFTWARE		131,603,338
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	6,662,000
Crown Castle International Corp.	150,000	5,154,000
		11,816,000
TOTAL COMMON STOCKS (Cost $1,622,662,945)		1,558,574,662
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $496,562)	33,100	0
Convertible Bonds - 0.2%
	Principal Amount	Value (Note 1)
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (e) (Cost $2,020,000)	$2,020,000	$2,939,100
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	78,547,742	78,547,742
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	61,879,485	61,879,485
TOTAL MONEY MARKET FUNDS (Cost $140,427,227)		140,427,227
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,765,606,734)		1,701,940,989
NET OTHER ASSETS - (2.5)%		(42,004,348)
NET ASSETS - 100%		$1,659,936,641
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 7,147,271 or 0.4% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$496,562
ITF Optical Technologies, Inc. Series A	10/11/00	$3,269,910
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$780,268
Fidelity Securities Lending Cash Central Fund	383,261
Total	$1,163,529
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.3%
Taiwan	4.1%
United Kingdom	2.3%
Germany	2.3%
India	1.7%
Bermuda	1.6%
Korea (South)	1.4%
Israel	1.2%
France	1.0%
Japan	1.0%
Canada	1.0%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $2,622,811,486 of which $1,844,360,998 and $778,450,488 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,783,541) - See accompanying schedule: Unaffiliated issuers (cost $1,625,179,507)	$1,561,513,762
Affiliated Central Funds (cost $140,427,227)	140,427,227
Total Investments (cost $1,765,606,734)		$1,701,940,989
Foreign currency held at value (cost $652,713)		652,713
Receivable for investments sold		38,114,758
Receivable for fund shares sold		2,318,399
Dividends receivable		1,876,736
Interest receivable		228,618
Prepaid expenses		1,906
Other receivables		110,829
Total assets		1,745,244,948

Liabilities
Payable for investments purchased	$18,867,490
Payable for fund shares redeemed	2,541,599
Accrued management fee	751,830
Other affiliated payables	511,653
Other payables and accrued expenses	756,250
Collateral on securities loaned, at value	61,879,485
Total liabilities		85,308,307

Net Assets		$1,659,936,641
Net Assets consist of:
Paid in capital		$4,312,844,067
Distributions in excess of net investment income		(2,425,080)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,586,149,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,332,878)
Net Assets, for 26,756,521 shares outstanding		$1,659,936,641
Net Asset Value, offering price and redemption price per share ($1,659,936,641 ÷ 26,756,521 shares)		$62.04

Statement of Operations

Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$4,778,132
Interest		44,626
Income from affiliated Central Funds (including $383,261 from security lending)		1,163,529
Total income		5,986,287

Expenses
Management fee	$4,946,272
Transfer agent fees	2,895,338
Accounting and security lending fees	348,861
Independent trustees' compensation	3,475
Custodian fees and expenses	122,613
Registration fees	32,933
Audit	22,310
Legal	18,244
Miscellaneous	67,470
Total expenses before reductions	8,457,516
Expense reductions	(48,233)	8,409,283
Net investment income (loss)		(2,422,996)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,291,706
Foreign currency transactions	(168,106)
Total net realized gain (loss)		50,123,600
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $383,990)	(139,507,187)
Assets and liabilities in foreign currencies	(7,251)
Total change in net unrealized appreciation (depreciation)		(139,514,438)
Net gain (loss)		(89,390,838)
Net increase (decrease) in net assets resulting from operations		$(91,813,834)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,422,996)	$(8,274,738)
Net realized gain (loss)	50,123,600	159,248,895
Change in net unrealized appreciation (depreciation)	(139,514,438)	78,145,959
Net increase (decrease) in net assets resulting from operations	(91,813,834)	229,120,116
Share transactions Proceeds from sales of shares	125,758,211	453,428,844
Cost of shares redeemed	(297,382,609)	(713,469,270)
Net increase (decrease) in net assets resulting from share transactions	(171,624,398)	(260,040,426)
Redemption fees	58,543	219,628
Total increase (decrease) in net assets	(263,379,689)	(30,700,682)

Net Assets
Beginning of period	1,923,316,330	1,954,017,012
End of period (including distributions in excess of net investment income of $2,425,080 and distributions in excess of net investment income of $2,084, respectively)	$1,659,936,641	$1,923,316,330
Other Information Shares
Sold	1,996,237	7,377,352
Redeemed	(4,720,443)	(11,808,572)
Net increase (decrease)	(2,724,206)	(4,431,220)

Financial Highlights

	Six months ended August 31,2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$65.24	$57.62	$61.94	$38.44	$52.07	$69.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.27)	.11 F	(.42)	(.37)	(.45)
Net realized and unrealized gain (loss)	(3.11)	7.88	(4.28)	23.91	(13.28)	(16.50)
Total from investment operations	(3.20)	7.61	(4.17)	23.49	(13.65)	(16.95)
Distributions from net investment income	-	-	(.16)	-	-	-
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.02
Net asset value, end of period	$62.04	$65.24	$57.62	$61.94	$38.44	$52.07
Total Return B, C, D	(4.90)%	13.22%	(6.73)%	61.13%	(26.18)%	(24.54)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.99%	1.01%	1.19%	1.39%	1.19%
Expenses net of fee waivers, if any	.97% A	.99%	1.01%	1.19%	1.39%	1.19%
Expenses net of all reductions	.96% A	.93%	.94%	1.14%	1.22%	1.13%
Net investment income (loss)	(.28)% A	(.44)%	.20% F	(.80)%	(.86)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,659,937	$1,923,316	$1,954,017	$2,599,172	$1,484,150	$2,245,312
Portfolio turnover rate	96% A	100%	104%	127%	153%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Networking and Infrastructure Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). On April 20, 2006, the Board of Trustees approved changes to the names of Business Services and Outsourcing Portfolio and Developing Communications Portfolio to IT Services Portfolio and Communications Equipment Portfolio effective October 1, 2006. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Communications Equipment Portfolio	$466,192,529	$20,165,704	$(79,489,573)	$(59,323,869)
Computers Portfolio	516,455,663	19,274,725	(52,898,058)	(33,623,333)
Electronics Portfolio	2,499,146,424	209,632,148	(314,824,435)	(105,192,287)
IT Services Portfolio	31,429,311	4,576,213	(1,345,902)	3,230,311
Networking and Infrastructure Portfolio	131,900,508	5,718,331	(20,077,613)	(14,359,282)
Software and Computer Services Portfolio	608,215,539	70,423,288	(60,206,166)	10,217,122
Technology Portfolio	1,772,910,857	137,015,259	(207,985,127)	(70,969,868)

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	312,861,463	370,666,677
Computers Portfolio	526,301,968	588,442,793
Electronics Portfolio	1,268,558,742	1,647,540,093
IT Services Portfolio	33,391,323	36,840,451
Networking and Infrastructure Portfolio	114,662,690	121,722,690
Software and Computer Services Portfolio	271,826,527	298,612,053
Technology Portfolio	831,491,934	1,088,020,901

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.27%	.57%
Computers Portfolio	.30%	.27%	.57%
Electronics Portfolio	.30%	.27%	.57%
IT Services Portfolio	.30%	.27%	.57%
Networking and Infrastructure Portfolio	.30%	.27%	.57%
Software and Computer Services Portfolio	.30%	.27%	.57%
Technology Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.37%
Computers Portfolio	.37%
Electronics Portfolio	.28%
IT Services Portfolio	.35%
Networking and Infrastructure Portfolio	.37%
Software and Computer Services Portfolio	.28%
Technology Portfolio	.33%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Communications Equipment Portfolio	$6,180
Computers Portfolio	6,383
Electronics Portfolio	20,873
IT Services Portfolio	1,635
Networking and Infrastructure Portfolio	1,965
Software and Computer Services Portfolio	3,323
Technology Portfolio	15,608

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$29,120
Computers Portfolio	5,124
Electronics Portfolio	14,064
IT Services Portfolio	1,513
Networking and Infrastructure Portfolio	17,309
Software and Computer Services Portfolio	20,021
Technology Portfolio	13,877

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$3,026,500	5.13%	$2,585
Computers Portfolio	Borrower	11,916,000	4.95%	1,640
Electronics Portfolio	Borrower	13,185,500	5.11%	11,225
Software and Computer Services Portfolio	Borrower	6,197,000	5.12%	882

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Communications Equipment Portfolio	$664
Computers Portfolio	715
Electronics Portfolio	3,765
IT Services Portfolio	57
Networking and Infrastructure Portfolio	184
Software and Computer Services Portfolio	804
Technology Portfolio	2,610

During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Communications Equipment Portfolio	$9,619	$-	$2,247
Computers Portfolio	44,387	-	3,203
Electronics Portfolio	191,603	188	13,963
IT Services Portfolio	3,269	-	-
Networking and Infrastructure Portfolio	2,563	-	633
Software and Computer Services Portfolio	22,105	645	2,548
Technology Portfolio	30,493	-	17,740

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
PROPOSAL 4A & 7A
To modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments).
Communications Equipment Portfolio
	# of Votes	% of Votes
Affirmative	168,688,858.20	84.770
Against	10,025,316.66	5.038
Abstain	8,835,301.16	4.440
Broker Non-Votes	11,446,932.29	5.752
TOTAL	198,996,408.31	100.000
IT Services Portfolio
	# of Votes	% of Votes
Affirmative	19,358,948.48	85.091
Against	1,812,263.15	7.966
Abstain	956,663.07	4.205
Broker Non-Votes	623,012.85	2.738
TOTAL	22,750,887.55	100.000
PROPOSAL 4B & 7B
To modify the fund's investment concentration policy.
Communications Equipment Portfolio
	# of Votes	% of Votes
Affirmative	168,085,859.71	84.467
Against	10,284,988.86	5.168
Abstain	9,178,627.45	4.613
Broker Non-Votes	11,446,932.29	5.752
TOTAL	198,996,408.31	100.000
IT Services Portfolio
	# of Votes	% of Votes
Affirmative	18,677,110.78	82.094
Against	2,365,740.10	10.398
Abstain	1,085,023.82	4.770
Broker Non-Votes	623,012.85	2.738
TOTAL	22,750,887.55	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select IT Services (formerly known as Select Business Services and Outsourcing)
Select Computers
Select Communications Equipment (formerly known as Select Developing Communications)
Select Electronics
Select Networking and Infrastructure
Select Software and Computer Services
Select Technology

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Technology Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Technology Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Technology Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

IT Services Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Computers Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Communications Equipment Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Networking and Infrastructure Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Software and Computer Services Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the first quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Technology Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

IT Services Portfolio

Semiannual Report

Computers Portfolio

Communications Equipment Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

Networking and Infrastructure Portfolio

Semiannual Report

Software and Computer Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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Fidelity®

Select Portfolios®

Consumer Sector

Consumer Discretionary (formerly Consumer Industries)

Consumer Staples (formerly Food and Agriculture)

Leisure

Multimedia

Retailing

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Consumer Sector
Consumer Discretionary	<Click Here>
Consumer Staples	<Click Here>
Leisure	<Click Here>
Multimedia	<Click Here>
Retailing	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Consumer Discretionary Portfolio
Actual	$1,000.00	$1,010.00	$5.62
HypotheticalA	$1,000.00	$1,019.61	$5.65
Consumer Staples Portfolio
Actual	$1,000.00	$1,098.00	$5.34
HypotheticalA	$1,000.00	$1,020.11	$5.14
Leisure Portfolio
Actual	$1,000.00	$981.40	$4.89
HypotheticalA	$1,000.00	$1,020.27	$4.99
Multimedia Portfolio
Actual	$1,000.00	$997.90	$5.39
HypotheticalA	$1,000.00	$1,019.81	$5.45
Retailing Portfolio
Actual	$1,000.00	$983.60	$5.50
HypotheticalA	$1,000.00	$1,019.66	$5.60

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Consumer Discretionary Portfolio	1.11%
Consumer Staples Portfolio	1.01%
Leisure Portfolio	.98%
Multimedia Portfolio	1.07%
Retailing Portfolio	1.10%

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA sponsored ADR	5.5	2.1
Procter & Gamble Co.	5.4	6.7
Federated Department Stores, Inc.	5.3	1.2
Altria Group, Inc.	5.2	0.0
Wal-Mart Stores, Inc.	5.0	2.7
PepsiCo, Inc.	4.7	3.7
The Coca-Cola Co.	3.6	2.3
Unilever NV (NY Shares)	3.4	0.0
CVS Corp.	2.7	1.1
Walgreen Co.	2.5	1.9
	43.3
Top Industries (% of fund's net assets)
As of August 31, 2006
Food Products	13.6%
Food & Staples Retailing	12.8%
Beverages	12.4%
Specialty Retail	12.3%
Multiline Retail	9.7%
All Others*	39.2%

As of February 28, 2006
Hotels, Restaurants & Leisure	12.5%
Specialty Retail	11.8%
Internet Software & Services	10.6%
Media	10.2%
Multiline Retail	8.3%
All Others*	46.6%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	5,100	$298,401
BEVERAGES - 12.4%
Brewers - 1.1%
InBev SA	5,600	290,791
SABMiller PLC	14,700	289,567
		580,358
Distillers & Vintners - 1.2%
Diageo PLC sponsored ADR	3,900	278,850
Pernod Ricard SA	1,600	349,101
		627,951
Soft Drinks - 10.1%
Coca-Cola Enterprises, Inc.	18,300	408,090
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	8,700	291,276
Hansen Natural Corp. (a)(d)	8,800	242,176
PepsiCo, Inc.	37,600	2,454,528
The Coca-Cola Co.	42,300	1,895,463
		5,291,533
TOTAL BEVERAGES		6,499,842
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
Sothebys Class A (ltd. vtg.)	10,000	278,000
Weight Watchers International, Inc.	6,400	271,744
		549,744
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Specialized Finance - 0.6%
Moody's Corp.	4,900	299,782
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Evergreen Solar, Inc. (a)	21,100	214,798
SolarWorld AG	2,400	142,029
		356,827
FOOD & STAPLES RETAILING - 12.8%
Drug Retail - 5.2%
CVS Corp.	42,700	1,432,585
Walgreen Co.	26,600	1,315,636
		2,748,221
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	4,100	119,105
Food Retail - 2.4%
Kroger Co.	24,500	583,345
Safeway, Inc.	21,600	668,088
		1,251,433

	Shares	Value (Note 1)
Hypermarkets & Super Centers - 5.0%
Wal-Mart Stores, Inc.	58,800	$2,629,536
TOTAL FOOD & STAPLES RETAILING		6,748,295
FOOD PRODUCTS - 13.6%
Agricultural Products - 0.9%
Archer-Daniels-Midland Co.	11,400	469,338
Packaged Foods & Meats - 12.7%
Cadbury Schweppes PLC sponsored ADR	8,100	346,437
Groupe Danone	2,500	344,002
Kellogg Co.	13,800	699,660
Koninklijke Numico NV	5,900	274,092
Lindt & Spruengli AG (participation certificate)	107	233,006
Nestle SA sponsored ADR	33,500	2,877,649
Tyson Foods, Inc. Class A	9,000	132,570
Unilever NV (NY Shares)	74,600	1,778,464
		6,685,880
TOTAL FOOD PRODUCTS		7,155,218
HOTELS, RESTAURANTS & LEISURE - 6.5%
Casinos & Gaming - 2.0%
Boyd Gaming Corp.	2,600	94,016
International Game Technology	7,800	301,704
Penn National Gaming, Inc. (a)	6,800	225,216
WMS Industries, Inc. (a)	4,900	131,320
Wynn Resorts Ltd. (a)	3,600	278,676
		1,030,932
Hotels, Resorts & Cruise Lines - 1.2%
Ctrip.com International Ltd. sponsored ADR	2,500	129,075
Starwood Hotels & Resorts Worldwide, Inc.	9,900	527,274
		656,349
Leisure Facilities - 0.3%
Vail Resorts, Inc. (a)	4,500	169,290
Restaurants - 3.0%
Buffalo Wild Wings, Inc. (a)	14,354	500,237
CBRL Group, Inc.	7	265
Domino's Pizza, Inc.	5,450	133,253
Panera Bread Co. Class A (a)	3,900	202,410
Starbucks Corp. (a)	14,500	449,645
Wendy's International, Inc.	4,600	293,940
		1,579,750
TOTAL HOTELS, RESTAURANTS & LEISURE		3,436,321
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD PRODUCTS - 7.9%
Household Products - 7.9%
Colgate-Palmolive Co.	21,900	$1,310,934
Procter & Gamble Co. (d)	46,400	2,872,160
		4,183,094
INTERNET & CATALOG RETAIL - 1.7%
Catalog Retail - 1.7%
Coldwater Creek, Inc. (a)	31,900	876,293
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
Google, Inc. Class A (sub. vtg.) (a)	1,654	626,089
MEDIA - 6.4%
Advertising - 0.0%
Interpublic Group of Companies, Inc. (a)	6	55
Broadcasting & Cable TV - 0.3%
Grupo Televisa SA de CV (CPO) sponsored ADR	6,800	129,472
Movies & Entertainment - 4.5%
News Corp. Class A	54,300	1,033,329
The Walt Disney Co.	35,700	1,058,505
Viacom, Inc. Class B (non-vtg.) (a)	7,400	268,620
		2,360,454
Publishing - 1.6%
McGraw-Hill Companies, Inc.	10,600	592,646
R.H. Donnelley Corp.	4,900	266,168
		858,814
TOTAL MEDIA		3,348,795
MULTILINE RETAIL - 9.7%
Department Stores - 7.9%
Federated Department Stores, Inc.	73,700	2,799,126
JCPenney Co., Inc.	13,800	869,952
Saks, Inc.	33,000	476,190
		4,145,268
General Merchandise Stores - 1.8%
Target Corp.	19,300	933,927
TOTAL MULTILINE RETAIL		5,079,195
PERSONAL PRODUCTS - 1.5%
Personal Products - 1.5%
Avon Products, Inc.	18,400	528,264
Herbalife Ltd. (a)	8,400	274,428
		802,692
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Host Hotels & Resorts, Inc.	5	113

	Shares	Value (Note 1)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Management & Development - 0.0%
Move, Inc.	12	$55
SOFTWARE - 0.0%
Home Entertainment Software - 0.0%
Activision, Inc. (a)	3	39
SPECIALTY RETAIL - 12.3%
Apparel Retail - 7.1%
Abercrombie & Fitch Co. Class A	2,400	154,872
Aeropostale, Inc. (a)	6,700	170,180
American Eagle Outfitters, Inc.	6,300	243,369
AnnTaylor Stores Corp. (a)	3,100	123,380
Casual Male Retail Group, Inc. (a)	14,800	166,500
Charlotte Russe Holding, Inc. (a)	10,400	277,680
Chico's FAS, Inc. (a)	5,000	92,200
Gymboree Corp. (a)	10,500	352,275
Limited Brands, Inc.	15,700	403,961
The Children's Place Retail Stores, Inc. (a)	4,500	260,865
TJX Companies, Inc.	17,800	476,150
Tween Brands, Inc. (a)	20,900	711,854
Urban Outfitters, Inc. (a)	7,600	119,244
Zumiez, Inc. (a)	7,000	156,030
		3,708,560
Automotive Retail - 0.7%
AutoZone, Inc. (a)	3,000	270,900
O'Reilly Automotive, Inc. (a)	3,400	100,946
		371,846
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	17,050	801,350
Gamestop Corp. Class B (a)	6,200	250,480
		1,051,830
Specialty Stores - 2.5%
Office Depot, Inc. (a)	15,000	552,600
OfficeMax, Inc.	6,600	274,098
Staples, Inc.	16,350	368,856
Tiffany & Co., Inc.	4,000	126,400
		1,321,954
TOTAL SPECIALTY RETAIL		6,454,190
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Apparel, Accessories & Luxury Goods - 1.4%
Coach, Inc. (a)	10,700	323,033
Polo Ralph Lauren Corp. Class A	7,200	424,728
		747,761
Footwear - 0.3%
Deckers Outdoor Corp. (a)	4,100	168,141
TOTAL TEXTILES, APPAREL & LUXURY GOODS		915,902
Common Stocks - continued
	Shares	Value (Note 1)
TOBACCO - 6.0%
Tobacco - 6.0%
Altria Group, Inc.	32,600	$2,723,078
British American Tobacco PLC sponsored ADR	5,300	295,475
Loews Corp. - Carolina Group	2,500	143,150
		3,161,703
TOTAL COMMON STOCKS (Cost $45,814,019)		50,792,590
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 5.31% (b)	1,774,911	1,774,911
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,736,550	1,736,550
TOTAL MONEY MARKET FUNDS (Cost $3,511,461)		3,511,461
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $49,325,480)	54,304,051
NET OTHER ASSETS - (3.3)%	(1,732,263)
NET ASSETS - 100%	$52,571,788
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$27,011
Fidelity Securities Lending Cash Central Fund	10,030
Total	$37,041
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.2%
Switzerland	5.9%
Netherlands	3.9%
United Kingdom	2.2%
France	1.4%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,698,314) - See accompanying schedule: Unaffiliated issuers (cost $45,814,019)	$50,792,590
Affiliated Central Funds (cost $3,511,461)	3,511,461
Total Investments (cost $49,325,480)		$54,304,051
Receivable for fund shares sold		56,149
Dividends receivable		36,108
Interest receivable		9,064
Prepaid expenses		41
Other receivables		2,272
Total assets		54,407,685

Liabilities
Payable for fund shares redeemed	38,351
Accrued management fee	24,502
Other affiliated payables	16,211
Other payables and accrued expenses	20,283
Collateral on securities loaned, at value	1,736,550
Total liabilities		1,835,897

Net Assets		$52,571,788
Net Assets consist of:
Paid in capital		$45,765,368
Undistributed net investment income		42,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,784,997
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,978,603
Net Assets, for 2,068,326 shares outstanding		$52,571,788
Net Asset Value, offering price and redemption price per share ($52,571,788 ÷ 2,068,326 shares)		$25.42

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$288,416
Interest		77
Income from affiliated Central Funds (including $10,030 from security lending)		37,041
Total income		325,534

Expenses
Management fee	$145,783
Transfer agent fees	84,286
Accounting and security lending fees	13,129
Independent trustees' compensation	98
Custodian fees and expenses	10,263
Registration fees	13,467
Audit	16,024
Legal	498
Miscellaneous	1,907
Total expenses before reductions	285,455
Expense reductions	(2,755)	282,700
Net investment income (loss)		42,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,916,448
Foreign currency transactions	(1,649)
Total net realized gain (loss)		1,914,799
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,458,145)
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		(1,458,113)
Net gain (loss)		456,686
Net increase (decrease) in net assets resulting from operations		$499,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,834	$(45,197)
Net realized gain (loss)	1,914,799	1,980,108
Change in net unrealized appreciation (depreciation)	(1,458,113)	1,133,559
Net increase (decrease) in net assets resulting from operations	499,520	3,068,470
Distributions to shareholders from net realized gain	(1,174,057)	(484,881)
Share transactions Proceeds from sales of shares	10,954,685	26,870,735
Reinvestment of distributions	1,158,737	473,921
Cost of shares redeemed	(8,557,065)	(20,002,209)
Net increase (decrease) in net assets resulting from share transactions	3,556,357	7,342,447
Redemption fees	7,941	8,138
Total increase (decrease) in net assets	2,889,761	9,934,174

Net Assets
Beginning of period	49,682,027	39,747,853
End of period (including undistributed net investment income of $42,820 and accumulated net investment loss of $14, respectively)	$52,571,788	$49,682,027
Other Information Shares
Sold	433,607	1,077,885
Issued in reinvestment of distributions	44,515	18,542
Redeemed	(339,920)	(806,579)
Net increase (decrease)	138,202	289,848

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$25.74	$24.23	$24.21	$18.39	$23.58	$25.31
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.07)	(.09)	(.18)	(.07)
Net realized and unrealized gain (loss)	.25	1.80	1.05	6.28	(5.02)	(.25)
Total from investment operations	.27	1.77	.98	6.19	(5.20)	(.32)
Distributions from net realized gain	(.59)	(.26)	(.97)	(.38)	-	(1.42)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01	.01
Net asset value, end of period	$25.42	$25.74	$24.23	$24.21	$18.39	$23.58
Total Return B,C,D	1.00%	7.31%	4.18%	33.82%	(22.01)%	(.87)%
Ratios to Average Net Assets F
Expenses before reductions	1.11% A	1.15%	1.23%	1.59%	1.86%	1.71%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.22%	1.59%	1.86%	1.71%
Expenses net of all reductions	1.10% A	1.13%	1.19%	1.54%	1.83%	1.69%
Net investment income (loss)	.17% A	(.11) %	(.31)%	(.39)%	(.84)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$52,572	$49,682	$39,748	$35,573	$20,693	$23,471
Portfolio turnover rate	134% A	71%	112%	138%	116%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA sponsored ADR	7.5	8.4
Altria Group, Inc.	6.5	6.4
Unilever NV (NY Shares)	6.2	6.5
The Coca-Cola Co.	5.8	6.1
PepsiCo, Inc.	5.3	6.5
McDonald's Corp.	5.3	5.8
Kellogg Co.	4.0	4.4
Kroger Co.	3.7	3.5
Sysco Corp.	3.4	3.0
General Mills, Inc.	3.1	3.4
	50.8
Top Industries (% of fund's net assets)
As of August 31, 2006
Food Products	29.7%
Beverages	20.0%
Hotels, Restaurants & Leisure	12.3%
Food & Staples Retailing	11.8%
Tobacco	9.1%
All Others*	17.1%

As of February 28, 2006
Food Products	30.2%
Beverages	23.8%
Hotels, Restaurants & Leisure	16.7%
Food & Staples Retailing	10.6%
Tobacco	8.4%
All Others*	10.3%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1)
BEVERAGES - 20.0%
Brewers - 3.0%
Efes Breweries International NV unit (a)(e)	1,000	$33,750
InBev SA	42,500	2,206,899
Molson Coors Brewing Co. Class B	31,300	2,200,390
SABMiller PLC	112,900	2,223,953
		6,664,992
Distillers & Vintners - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.)	60,000	1,637,400
Diageo PLC sponsored ADR	31,000	2,216,500
Pernod Ricard SA	12,350	2,694,626
		6,548,526
Soft Drinks - 14.1%
Coca-Cola Enterprises, Inc. (d)	172,200	3,840,060
Coca-Cola Femsa SA de CV sponsored ADR	17,500	516,600
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	32,900	1,101,492
Fomento Economico Mexicano SA de CV sponsored ADR	5,500	516,560
Hansen Natural Corp. (a)	38,000	1,045,760
PepsiCo, Inc.	183,000	11,946,240
The Coca-Cola Co.	291,700	13,071,077
		32,037,789
TOTAL BEVERAGES		45,251,307
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	34,000	527,000
CHEMICALS - 3.8%
Fertilizers & Agricultural Chemicals - 3.8%
Agrium, Inc.	23,400	543,452
Bodisen Biotech, Inc. (a)(d)	47,300	558,140
Monsanto Co.	126,600	6,005,904
Mosaic Co.	33,200	539,168
Potash Corp. of Saskatchewan, Inc.	5,700	558,429
Syngenta AG sponsored ADR	11,000	324,610
		8,529,703
FOOD & STAPLES RETAILING - 11.8%
Drug Retail - 0.7%
CVS Corp.	48,300	1,620,465
Food Distributors - 3.4%
Sysco Corp. (d)	245,000	7,690,550
Food Retail - 7.3%
Convenience Retail Asia Ltd.	2,000	735
Kroger Co.	351,200	8,362,072

	Shares	Value (Note 1)
Safeway, Inc.	214,400	$6,631,392
Whole Foods Market, Inc.	30,900	1,656,858
		16,651,057
Hypermarkets & Super Centers - 0.4%
Wal-Mart Stores, Inc.	19,400	867,568
TOTAL FOOD & STAPLES RETAILING		26,829,640
FOOD PRODUCTS - 29.7%
Agricultural Products - 3.4%
Archer-Daniels-Midland Co.	147,300	6,064,341
Bunge Ltd.	9,900	557,766
Corn Products International, Inc.	31,500	1,086,750
		7,708,857
Packaged Foods & Meats - 26.3%
Cadbury Schweppes PLC sponsored ADR	37,800	1,616,706
General Mills, Inc. (d)	130,600	7,082,438
Groupe Danone	7,700	1,059,527
Kellogg Co.	177,000	8,973,900
Koninklijke Numico NV	23,400	1,087,078
Kraft Foods, Inc. Class A (d)	96,900	3,285,879
Lindt & Spruengli AG	47	1,096,043
McCormick & Co., Inc. (non-vtg.)	60,500	2,203,410
Nestle SA sponsored ADR	198,600	17,059,741
Tyson Foods, Inc. Class A	35,300	519,969
Unilever NV (NY Shares)	593,900	14,158,576
Wm. Wrigley Jr. Co.	34,250	1,589,885
		59,733,152
TOTAL FOOD PRODUCTS		67,442,009
HOTELS, RESTAURANTS & LEISURE - 12.3%
Restaurants - 12.3%
Applebee's International, Inc.	25,100	520,825
Buffalo Wild Wings, Inc. (a)	77,714	2,708,333
Chipotle Mexican Grill, Inc. Class A	2,100	103,614
Domino's Pizza, Inc.	51,800	1,266,510
McCormick & Schmick's Seafood Restaurants (a)	9,300	184,326
McDonald's Corp.	332,300	11,929,570
P.F. Chang's China Bistro, Inc. (a)	15,100	532,275
Red Robin Gourmet Burgers, Inc. (a)	37,000	1,561,770
Sonic Corp. (a)	23,600	517,548
Starbucks Corp. (a)(d)	163,500	5,070,135
Texas Roadhouse, Inc. Class A (a)	100	1,208
The Cheesecake Factory, Inc. (a)	21,500	535,135
Tim Hortons, Inc. (d)	7,200	187,272
Yum! Brands, Inc.	56,700	2,771,496
		27,890,017
HOUSEHOLD DURABLES - 0.2%
Housewares & Specialties - 0.2%
Fortune Brands, Inc.	7,300	529,980
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD PRODUCTS - 2.9%
Household Products - 2.9%
Colgate-Palmolive Co.	54,650	$3,271,349
Procter & Gamble Co.	53,097	3,286,704
		6,558,053
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
AGCO Corp. (a)	18,500	459,725
CNH Global NV	25,700	565,143
Deere & Co.	7,400	577,940
		1,602,808
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Avon Products, Inc.	19,000	545,490
Herbalife Ltd. (a)	32,800	1,071,576
Playtex Products, Inc. (a)	44,300	582,545
		2,199,611
TOBACCO - 9.1%
Tobacco - 9.1%
Altria Group, Inc.	175,100	14,626,103
British American Tobacco PLC sponsored ADR	39,000	2,174,250
Japan Tobacco, Inc.	136	517,841
Loews Corp. - Carolina Group	37,500	2,147,250
Reynolds American, Inc.	16,600	1,080,162
		20,545,606
TOTAL COMMON STOCKS (Cost $172,051,346)		207,905,734
Money Market Funds - 18.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	25,169,141	$25,169,141
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	16,974,800	16,974,800
TOTAL MONEY MARKET FUNDS (Cost $42,143,941)		42,143,941
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $214,195,287)	250,049,675
NET OTHER ASSETS - (10.3)%	(23,379,163)
NET ASSETS - 100%	$226,670,512
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,750 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$168,732
Fidelity Securities Lending Cash Central Fund	40,276
Total	$209,008
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.3%
Switzerland	8.1%
Netherlands	6.9%
United Kingdom	3.7%
France	1.7%
Belgium	1.0%
Others (individually less than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,624,091) - See accompanying schedule: Unaffiliated issuers (cost $172,051,346)	$207,905,734
Affiliated Central Funds (cost $42,143,941)	42,143,941
Total Investments (cost $214,195,287)		$250,049,675
Cash		140,005
Receivable for investments sold		3,147,374
Receivable for fund shares sold		3,297,888
Dividends receivable		145,118
Interest receivable		63,898
Prepaid expenses		125
Other receivables		6,528
Total assets		256,850,611

Liabilities
Payable for investments purchased	$12,763,924
Payable for fund shares redeemed	271,113
Accrued management fee	93,006
Other affiliated payables	54,091
Other payables and accrued expenses	23,165
Collateral on securities loaned, at value	16,974,800
Total liabilities		30,180,099

Net Assets		$226,670,512
Net Assets consist of:
Paid in capital		$188,660,991
Undistributed net investment income		931,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,223,665
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,854,492
Net Assets, for 3,998,997 shares outstanding		$226,670,512
Net Asset Value, offering price and redemption price per share ($226,670,512 ÷ 3,998,997 shares)		$56.68

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,490,731
Interest		49
Income from affiliated Central Funds (including $40,276 from security lending)		209,008
Total income		1,699,788

Expenses
Management fee	$422,769
Transfer agent fees	235,122
Accounting and security lending fees	38,410
Independent trustees' compensation	297
Custodian fees and expenses	16,216
Registration fees	22,683
Audit	16,255
Legal	1,218
Miscellaneous	5,100
Total expenses before reductions	758,070
Expense reductions	(760)	757,310
Net investment income (loss)		942,478
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,688,486
Foreign currency transactions	781
Total net realized gain (loss)		1,689,267
Change in net unrealized appreciation (depreciation) on: Investment securities	12,830,510
Assets and liabilities in foreign currencies	363
Total change in net unrealized appreciation (depreciation)		12,830,873
Net gain (loss)		14,520,140
Net increase (decrease) in net assets resulting from operations		$15,462,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$942,478	$1,263,331
Net realized gain (loss)	1,689,267	8,287,843
Change in net unrealized appreciation (depreciation)	12,830,873	(385,129)
Net increase (decrease) in net assets resulting from operations	15,462,618	9,166,045
Distributions to shareholders from net investment income	(122,419)	(1,049,605)
Distributions to shareholders from net realized gain	(1,273,148)	(6,158,772)
Total distributions	(1,395,567)	(7,208,377)
Share transactions Proceeds from sales of shares	115,029,012	47,926,666
Reinvestment of distributions	1,319,076	6,802,073
Cost of shares redeemed	(28,774,361)	(71,028,865)
Net increase (decrease) in net assets resulting from share transactions	87,573,727	(16,300,126)
Redemption fees	23,219	20,664
Total increase (decrease) in net assets	101,663,997	(14,321,794)

Net Assets
Beginning of period	125,006,515	139,328,309
End of period (including undistributed net investment income of $931,364 and undistributed net investment income of $237,173, respectively)	$226,670,512	$125,006,515
Other Information Shares
Sold	2,118,243	932,427
Issued in reinvestment of distributions	25,011	133,891
Redeemed	(540,123)	(1,380,263)
Net increase (decrease)	1,603,131	(313,945)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$52.18	$51.42	$46.50	$35.71	$44.68	$46.01
Income from Investment Operations
Net investment income (loss) E	.34	.50	.29	.22	.25	.34
Net realized and unrealized gain (loss)	4.72	3.25	4.90	10.80	(8.06)	2.79
Total from investment operations	5.06	3.75	5.19	11.02	(7.81)	3.13
Distributions from net investment income	(.05)	(.44)	(.29)	(.24)	(.32)	(.21)
Distributions from net realized gain	(.52)	(2.56)	-	-	(.88)	(4.28)
Total distributions	(.57)	(3.00)	(.29)	(.24)	(1.20)	(4.49)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.04	.03
Net asset value, end of period	$56.68	$52.18	$51.42	$46.50	$35.71	$44.68
Total Return B,C,D	9.80%	7.50%	11.24%	30.94%	(17.85)%	7.76%
Ratios to Average Net Assets F
Expenses before reductions	1.01% A	1.04%	1.06%	1.27%	1.25%	1.24%
Expenses net of fee waivers, if any	1.01% A	1.04%	1.06%	1.27%	1.25%	1.24%
Expenses net of all reductions	1.01% A	1.03%	1.05%	1.25%	1.17%	1.14%
Net investment income (loss)	1.26% A	.97%	.61%	.55%	.59%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$226,671	$125,007	$139,328	$104,436	$88,123	$119,980
Portfolio turnover rate	32% A	75%	86%	62%	225%	315%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Yahoo!, Inc.	7.0	7.3
Viacom, Inc. Class B (non-vtg.)	5.9	0.0
Google, Inc. Class A (sub. vtg.)	5.3	7.5
International Game Technology	4.8	0.0
McDonald's Corp.	4.6	2.1
The Walt Disney Co.	4.1	3.9
Penn National Gaming, Inc.	3.9	3.0
Vail Resorts, Inc.	3.2	2.1
Starwood Hotels & Resorts Worldwide, Inc.	3.0	3.5
Boyd Gaming Corp.	2.9	2.1
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Hotels, Restaurants & Leisure	47.9%
Media	22.6%
Internet Software & Services	13.4%
Software	3.5%
Leisure Equipment & Products	2.8%
All Others*	9.8%

As of February 28, 2006
Hotels, Restaurants & Leisure	40.4%
Media	19.7%
Internet Software & Services	19.3%
Multiline Retail	2.1%
Leisure Equipment & Products	2.0%
All Others*	16.5%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Leisure Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
BEVERAGES - 1.0%
Distillers & Vintners - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.)	75,200	$2,052,208
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Commercial Printing - 0.5%
R.R. Donnelley & Sons Co.	30,100	975,842
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
SeaChange International, Inc. (a)	193,400	1,634,230
COMPUTERS & PERIPHERALS - 0.1%
Computer Storage & Peripherals - 0.1%
SimpleTech, Inc. (a)	26,600	186,998
CONSUMER FINANCE - 0.4%
Consumer Finance - 0.4%
Cash Systems, Inc. (a)	103,600	672,364
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
AT&T, Inc.	100	3,113
BellSouth Corp.	100	4,072
Verizon Communications, Inc.	100	3,518
		10,703
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.4%
Photon Dynamics, Inc. (a)	63,100	847,433
Technology Distributors - 0.1%
PFSweb, Inc. (a)	244,800	190,993
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,038,426
HOTELS, RESTAURANTS & LEISURE - 47.9%
Casinos & Gaming - 25.0%
Aristocrat Leisure Ltd. (d)	109,500	1,095,274
Bally Technologies, Inc. (a)	133,200	2,096,568
Boyd Gaming Corp.	165,800	5,995,328
Harrah's Entertainment, Inc.	42,300	2,637,828
International Game Technology	252,900	9,782,172
Isle of Capri Casinos, Inc. (a)	122,700	2,500,626
Las Vegas Sands Corp. (a)	83,100	5,801,211
MGM MIRAGE (a)	57,000	2,033,760
Multimedia Games, Inc. (a)(d)	154,400	1,479,152
Penn National Gaming, Inc. (a)	241,000	7,981,920
Pinnacle Entertainment, Inc. (a)	12,700	327,406
Progressive Gaming International Corp. (a)	2,600	19,214
Station Casinos, Inc. (d)	37,300	2,172,725
WMS Industries, Inc. (a)	74,400	1,993,920
Wynn Resorts Ltd. (a)(d)	64,800	5,016,168
		50,933,272

	Shares	Value (Note 1)
Hotels, Resorts & Cruise Lines - 12.2%
Accor SA	10,900	$697,556
Carnival Corp. unit	119,000	4,986,100
eLong, Inc. sponsored ADR (a)	1,100	14,729
Gaylord Entertainment Co. (a)	88,300	3,860,476
Hilton Hotels Corp.	59,600	1,518,012
Marriott International, Inc. Class A	75,800	2,854,628
Morgans Hotel Group Co.	245,928	3,270,842
Royal Caribbean Cruises Ltd.	41,200	1,502,976
Starwood Hotels & Resorts Worldwide, Inc.	113,100	6,023,706
		24,729,025
Leisure Facilities - 3.2%
Vail Resorts, Inc. (a)	173,400	6,523,308
Restaurants - 7.5%
Buffalo Wild Wings, Inc. (a)	63,015	2,196,073
McDonald's Corp.	260,000	9,334,000
Starbucks Corp. (a)(d)	67,100	2,080,771
Wendy's International, Inc.	24,800	1,584,720
		15,195,564
TOTAL HOTELS, RESTAURANTS & LEISURE		97,381,169
INTERNET & CATALOG RETAIL - 0.8%
Catalog Retail - 0.0%
dELiA*s, Inc. (a)	143	1,030
Internet Retail - 0.8%
Expedia, Inc. (a)	99,300	1,620,576
TOTAL INTERNET & CATALOG RETAIL		1,621,606
INTERNET SOFTWARE & SERVICES - 13.4%
Internet Software & Services - 13.4%
China LotSynergy Holdings Ltd. (a)	12,400,000	1,594,394
CMGI, Inc. (a)	87,100	96,681
eBay, Inc. (a)	23,300	649,138
Google, Inc. Class A (sub. vtg.) (a)	28,200	10,674,546
Yahoo!, Inc. (a)(d)	491,404	14,162,263
		27,177,022
LEISURE EQUIPMENT & PRODUCTS - 2.8%
Leisure Products - 2.8%
Aruze Corp.	219,900	4,757,834
Brunswick Corp.	26,700	766,290
Polaris Industries, Inc. (d)	5,500	209,550
Pool Corp.	500	19,035
		5,752,709
MEDIA - 22.6%
Advertising - 2.0%
Interpublic Group of Companies, Inc. (a)	384	3,525
Lamar Advertising Co. Class A (a)(d)	28,300	1,480,090
Omnicom Group, Inc.	28,300	2,473,986
		3,957,601
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Broadcasting & Cable TV - 2.9%
Comcast Corp. Class A (a)	106,700	$3,734,500
EchoStar Communications Corp. Class A (a)	47,300	1,501,775
Salem Communications Corp. Class A	29,500	359,605
XM Satellite Radio Holdings, Inc. Class A	23,535	305,014
		5,900,894
Movies & Entertainment - 16.0%
Lions Gate Entertainment Corp. (a)	238,000	2,191,982
News Corp. Class A	301,296	5,733,663
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	153,300	1,459,416
The Walt Disney Co.	281,800	8,355,370
Time Warner, Inc.	163,800	2,722,356
Viacom, Inc. Class B (non-vtg.) (a)	330,200	11,986,260
		32,449,047
Publishing - 1.7%
McGraw-Hill Companies, Inc.	63,500	3,550,285
TOTAL MEDIA		45,857,827
MULTILINE RETAIL - 0.5%
General Merchandise Stores - 0.5%
99 Cents Only Stores (a)	93,300	1,059,888
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Specialized REITs - 2.1%
Hersha Hospitality Trust	56,500	568,955
Host Hotels & Resorts, Inc.	141,639	3,192,543
Strategic Hotel & Resorts, Inc.	21,900	446,760
		4,208,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
California Micro Devices Corp. (a)	288,381	1,274,644
SOFTWARE - 3.5%
Application Software - 0.6%
NAVTEQ Corp. (a)	7,700	204,512
Plato Learning, Inc. (a)	178,671	1,002,344
		1,206,856

	Shares	Value (Note 1)
Home Entertainment Software - 2.9%
Electronic Arts, Inc. (a)	65,600	$3,343,632
NCsoft Corp. (a)	46,470	2,576,564
		5,920,196
TOTAL SOFTWARE		7,127,052
SPECIALTY RETAIL - 0.2%
Apparel Retail - 0.2%
Pacific Sunwear of California, Inc. (a)	34,900	466,264
TOTAL COMMON STOCKS (Cost $175,348,650)		198,497,210
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.31% (b)	5,727,461	5,727,461
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	16,292,405	16,292,405
TOTAL MONEY MARKET FUNDS (Cost $22,019,866)		22,019,866
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $197,368,516)	220,517,076
NET OTHER ASSETS - (8.5)%	(17,257,325)
NET ASSETS - 100%	$203,259,751
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$179,918
Fidelity Securities Lending Cash Central Fund	74,768
Total	$254,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,946,587) - See accompanying schedule: Unaffiliated issuers (cost $175,348,650)	$198,497,210
Affiliated Central Funds (cost $22,019,866)	22,019,866
Total Investments (cost $197,368,516)		$220,517,076
Receivable for investments sold		901,989
Receivable for fund shares sold		1,734,452
Dividends receivable		102,410
Interest receivable		41,662
Prepaid expenses		205
Other receivables		7,509
Total assets		223,305,303

Liabilities
Payable for investments purchased	$3,373,115
Payable for fund shares redeemed	201,943
Accrued management fee	93,619
Other affiliated payables	60,302
Other payables and accrued expenses	24,168
Collateral on securities loaned, at value	16,292,405
Total liabilities		20,045,552

Net Assets		$203,259,751
Net Assets consist of:
Paid in capital		$169,151,671
Accumulated net investment loss		(237,340)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,196,864
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,148,556
Net Assets, for 2,650,380 shares outstanding		$203,259,751
Net Asset Value, offering price and redemption price per share ($203,259,751 ÷ 2,650,380 shares)		$76.69

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$554,961
Interest		366
Income from affiliated Central Funds (including $74,768 from security lending)		254,686
Total income		810,013

Expenses
Management fee	$619,096
Transfer agent fees	328,161
Accounting and security lending fees	56,772
Independent trustees' compensation	451
Custodian fees and expenses	15,364
Registration fees	27,166
Audit	16,469
Legal	2,122
Miscellaneous	7,842
Total expenses before reductions	1,073,443
Expense reductions	(26,611)	1,046,832
Net investment income (loss)		(236,819)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,436,498
Foreign currency transactions	9,496
Total net realized gain (loss)		11,445,994
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,579,082)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(15,579,092)
Net gain (loss)		(4,133,098)
Net increase (decrease) in net assets resulting from operations		$(4,369,917)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(236,819)	$(736,502)
Net realized gain (loss)	11,445,994	14,588,568
Change in net unrealized appreciation (depreciation)	(15,579,092)	8,408,643
Net increase (decrease) in net assets resulting from operations	(4,369,917)	22,260,709
Distributions to shareholders from net realized gain	(7,849,327)	(7,936,173)
Share transactions Proceeds from sales of shares	66,943,805	52,967,028
Reinvestment of distributions	7,429,389	7,524,369
Cost of shares redeemed	(64,209,332)	(75,943,707)
Net increase (decrease) in net assets resulting from share transactions	10,163,862	(15,452,310)
Redemption fees	24,934	12,071
Total increase (decrease) in net assets	(2,030,448)	(1,115,703)

Net Assets
Beginning of period	205,290,199	206,405,902
End of period (including accumulated net investment loss of $237,340 and accumulated net investment loss of $521, respectively)	$203,259,751	$205,290,199
Other Information Shares
Sold	807,209	699,664
Issued in reinvestment of distributions	87,549	98,957
Redeemed	(790,256)	(1,002,364)
Net increase (decrease)	104,502	(203,743)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$80.64	$75.07	$74.40	$48.60	$61.57	$66.22
Income from Investment Operations
Net investment income (loss) E	(.09)	(.28)	(.20)	(.24)	(.33)	(.29)
Net realized and unrealized gain (loss)	(1.16)	8.83	5.55	26.03	(12.66)	(4.37)
Total from investment operations	(1.25)	8.55	5.35	25.79	(12.99)	(4.66)
Distributions from net realized gain	(2.71)	(2.98)	(4.70)	-	-	-
Redemption fees added to paid in capital E	.01	- H	.02	.01	.02	.01
Net asset value, end of period	$76.69	$80.64	$75.07	$74.40	$48.60	$61.57
Total Return B,C,D	(1.86)%	11.67%	7.43%	53.09%	(21.07)%	(7.02)%
Ratios to Average Net Assets F
Expenses before reductions	.98% A	.99%	1.01%	1.15%	1.27%	1.12%
Expenses net of fee waivers, if any	.98% A	.99%	1.01%	1.15%	1.27%	1.12%
Expenses net of all reductions	.96% A	.94%	.96%	1.09%	1.19%	1.09%
Net investment income (loss)	(.22)% A	(.37)%	(.28)%	(.38)%	(.62)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$203,260	$205,290	$206,406	$204,354	$112,147	$211,055
Portfolio turnover rate	172% A	107%	117%	156%	124%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	8.9	10.0
McGraw-Hill Companies, Inc.	7.5	6.6
Viacom, Inc. Class B (non-vtg.)	6.9	5.2
Yahoo!, Inc.	6.3	7.0
Omnicom Group, Inc.	5.8	5.3
News Corp. Class A	5.8	5.1
Time Warner, Inc.	5.0	0.0
The Walt Disney Co.	4.8	6.7
Clear Channel Communications, Inc.	4.7	1.5
Comcast Corp. Class A	3.9	0.0
	59.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Media	74.0%
Internet Software & Services	18.2%
Hotels, Restaurants & Leisure	2.1%
Software	2.0%
Real Estate Management & Development	0.6%
All Others*	3.1%

As of February 28, 2006
Media	60.9%
Internet Software & Services	25.2%
Software	3.3%
Hotels, Restaurants & Leisure	2.4%
Internet & Catalog Retail	2.4%
All Others*	5.8%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Dolby Laboratories, Inc. Class A (a)	100	$2,169
HOTELS, RESTAURANTS & LEISURE - 2.1%
Hotels, Resorts & Cruise Lines - 2.1%
Ctrip.com International Ltd. sponsored ADR	19,600	1,011,948
eLong, Inc. sponsored ADR (a)	83,600	1,119,404
		2,131,352
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Expedia, Inc. (a)	100	1,632
INTERNET SOFTWARE & SERVICES - 18.2%
Internet Software & Services - 18.2%
AD Pepper Media International NV (a)	58	817
aQuantive, Inc. (a)	40,900	1,014,320
CNET Networks, Inc. (a)	400	3,772
Digitas, Inc. (a)	122,100	1,091,574
Equinix, Inc. (a)	6,500	374,855
Google, Inc. Class A (sub. vtg.) (a)	23,500	8,895,455
NHN Corp.	4,968	469,255
WebSideStory, Inc. (a)	100	1,267
Yahoo!, Inc. (a)	220,850	6,364,897
		18,216,212
MEDIA - 74.0%
Advertising - 10.9%
Focus Media Holding Ltd. ADR (a)	16,500	973,500
Harte-Hanks, Inc.	200	5,300
Interpublic Group of Companies, Inc. (a)	181,447	1,665,683
Lamar Advertising Co. Class A (a)	32,100	1,678,830
Omnicom Group, Inc.	67,300	5,883,366
Valassis Communications, Inc. (a)	36,800	725,696
		10,932,375
Broadcasting & Cable TV - 22.2%
Cablevision Systems Corp. - NY Group Class A	79,500	1,850,760
Central European Media Enterprises Ltd. Class A (a)	100	6,199
Clear Channel Communications, Inc.	161,400	4,687,056
Comcast Corp. Class A (a)	111,700	3,909,500
E.W. Scripps Co. Class A	32,800	1,491,416
EchoStar Communications Corp. Class A (a)	66,000	2,095,500
Gestevision Telecinco SA	12,200	314,176
Grupo Televisa SA de CV (CPO) sponsored ADR	25,600	487,424
Impresa SGPS (a)	49,900	303,676
Liberty Global, Inc.:
Class A	44,775	1,057,138
Class C	430	9,924

	Shares	Value (Note 1)
Liberty Media Holding Corp. - Capital Series A (a)	11,700	$1,010,061
Mediaset Spa	48,200	557,020
NTL, Inc.	300	7,947
TiVo, Inc. (a)(d)	74,600	615,450
TVN SA (a)	24,080	835,786
Univision Communications, Inc. Class A (a)	89,900	3,106,944
		22,345,977
Movies & Entertainment - 26.0%
Carmike Cinemas, Inc. (d)	26,500	495,285
DreamWorks Animation SKG, Inc.Class A (a)	37,200	788,268
News Corp.:
Class A	306,982	5,841,867
Class B	25,200	500,724
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	107,260	1,021,115
Regal Entertainment Group Class A	33,200	655,036
The Walt Disney Co. (d)	164,100	4,865,565
Time Warner, Inc.	301,300	5,007,606
Viacom, Inc. Class B (non-vtg.) (a)	190,500	6,915,150
		26,090,616
Publishing - 14.9%
ADVO, Inc.	100	2,859
Dow Jones & Co., Inc.	23,700	853,674
McGraw-Hill Companies, Inc.	135,600	7,581,396
R.H. Donnelley Corp.	36,600	1,988,112
Reuters Group PLC sponsored ADR	100	4,614
The McClatchy Co. Class A	38,900	1,578,173
Tribune Co.	94,900	2,961,829
		14,970,657
TOTAL MEDIA		74,339,625
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Management & Development - 0.6%
Move, Inc.	127,500	583,950
SOFTWARE - 2.0%
Application Software - 1.0%
NDS Group PLC sponsored ADR (a)	21,900	1,008,495
Home Entertainment Software - 1.0%
Activision, Inc. (a)	38,066	491,051
Electronic Arts, Inc. (a)	9,500	484,215
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	200	3,284
		978,550
TOTAL SOFTWARE		1,987,045
Common Stocks - continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	130	$4,662
TOTAL COMMON STOCKS (Cost $79,167,978)		97,266,647
Money Market Funds - 15.2%

Fidelity Cash Central Fund, 5.31% (b)	10,759,436	10,759,436
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	4,520,725	4,520,725
TOTAL MONEY MARKET FUNDS (Cost $15,280,161)		15,280,161
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $94,448,139)	112,546,808
NET OTHER ASSETS - (12.1)%	(12,115,070)
NET ASSETS - 100%	$100,431,738
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$69,530
Fidelity Securities Lending Cash Central Fund	26,321
Total	$95,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,443,550) - See accompanying schedule: Unaffiliated issuers (cost $79,167,978)	$97,266,647
Affiliated Central Funds (cost $15,280,161)	15,280,161
Total Investments (cost $94,448,139)		$112,546,808
Receivable for investments sold		5,426,834
Receivable for fund shares sold		84,092
Dividends receivable		80,620
Interest receivable		22,545
Prepaid expenses		84
Other receivables		4,279
Total assets		118,165,262

Liabilities
Payable for investments purchased	$13,008,576
Payable for fund shares redeemed	114,390
Accrued management fee	42,603
Other affiliated payables	26,244
Other payables and accrued expenses	20,986
Collateral on securities loaned, at value	4,520,725
Total liabilities		17,733,524

Net Assets		$100,431,738
Net Assets consist of:
Paid in capital		$80,110,658
Accumulated net investment loss		(60,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,282,880
Net unrealized appreciation (depreciation) on investments		18,098,669
Net Assets, for 2,265,439 shares outstanding		$100,431,738
Net Asset Value, offering price and redemption price per share ($100,431,738 ÷ 2,265,439 shares)		$44.33

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$281,073
Interest		36
Income from affiliated Central Funds (including $26,321 from security lending)		95,851
Total income		376,960

Expenses
Management fee	$230,844
Transfer agent fees	137,557
Accounting and security lending fees	21,184
Independent trustees' compensation	155
Custodian fees and expenses	10,425
Registration fees	17,232
Audit	16,115
Legal	862
Miscellaneous	3,368
Total expenses before reductions	437,742
Expense reductions	(392)	437,350
Net investment income (loss)		(60,390)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,376,545
Foreign currency transactions	(1,384)
Total net realized gain (loss)		2,375,161
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,851,417)
Assets and liabilities in foreign currencies	(176)
Total change in net unrealized appreciation (depreciation)		(1,851,593)
Net gain (loss)		523,568
Net increase (decrease) in net assets resulting from operations		$463,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(60,390)	$(243,191)
Net realized gain (loss)	2,375,161	8,623,430
Change in net unrealized appreciation (depreciation)	(1,851,593)	(81,731)
Net increase (decrease) in net assets resulting from operations	463,178	8,298,508
Distributions to shareholders from net realized gain	(5,041,094)	(1,681,202)
Share transactions Proceeds from sales of shares	49,013,330	36,474,405
Reinvestment of distributions	4,822,277	1,612,799
Cost of shares redeemed	(29,547,290)	(89,613,233)
Net increase (decrease) in net assets resulting from share transactions	24,288,317	(51,526,029)
Redemption fees	6,034	8,889
Total increase (decrease) in net assets	19,716,435	(44,899,834)

Net Assets
Beginning of period	80,715,303	125,615,137
End of period (including accumulated net investment loss of $60,469 and accumulated net investment loss of $79, respectively)	$100,431,738	$80,715,303
Other Information Shares
Sold	1,111,876	781,583
Issued in reinvestment of distributions	104,424	33,434
Redeemed	(656,193)	(1,993,938)
Net increase (decrease)	560,107	(1,178,921)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$47.33	$43.55	$44.83	$32.10	$37.38	$41.91
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.18)	(.31)	(.20)	(.18)
Net realized and unrealized gain (loss)	.05	4.70	.19	16.49	(5.14)	(4.36)
Total from investment operations	.02	4.58	.01	16.18	(5.34)	(4.54)
Distributions from net realized gain	(3.02)	(.80)	(1.30)	(3.47)	-	-
Redemption fees added to paid in capital E	- H	- H	.01	.02	.06	.01
Net asset value, end of period	$44.33	$47.33	$43.55	$44.83	$32.10	$37.38
Total Return B,C,D	(.21)%	10.48%	.01%	50.99%	(14.13)%	(10.81)%
Ratios to Average Net Assets F
Expenses before reductions	1.07% A	1.07%	1.07%	1.17%	1.29%	1.13%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.07%	1.17%	1.29%	1.13%
Expenses net of all reductions	1.07% A	1.04%	1.03%	1.09%	1.13%	1.10%
Net investment income (loss)	(.15)% A	(.27)%	(.42)%	(.75)%	(.59)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$100,432	$80,715	$125,615	$163,826	$100,111	$140,070
Portfolio turnover rate	106% A	48%	88%	208%	272%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Federated Department Stores, Inc.	6.8	6.6
Wal-Mart Stores, Inc.	5.2	5.1
Target Corp.	5.2	5.2
CVS Corp.	4.1	3.6
eBay, Inc.	3.9	4.2
Deckers Outdoor Corp.	3.9	2.8
Best Buy Co., Inc.	3.2	3.5
Walgreen Co.	3.2	2.4
McDonald's Corp.	3.1	4.1
JCPenney Co., Inc.	2.9	2.8
	41.5
Top Industries (% of fund's net assets)
As of August 31, 2006
Specialty Retail	33.0%
Multiline Retail	21.2%
Food & Staples Retailing	20.4%
Textiles, Apparel & Luxury Goods	8.0%
Hotels, Restaurants & Leisure	6.6%
All Others*	10.8%

As of February 28, 2006
Specialty Retail	34.4%
Multiline Retail	20.9%
Food & Staples Retailing	16.3%
Hotels, Restaurants & Leisure	10.3%
Textiles, Apparel & Luxury Goods	7.9%
All Others*	10.2%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Retailing Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Sothebys Class A (ltd. vtg.)	7,400	$205,720
FOOD & STAPLES RETAILING - 20.4%
Drug Retail - 8.2%
CVS Corp.	71,500	2,398,825
Rite Aid Corp.	125,000	542,500
Walgreen Co.	37,500	1,854,750
		4,796,075
Food Retail - 4.7%
Kroger Co.	57,000	1,357,170
Safeway, Inc.	38,000	1,175,340
Whole Foods Market, Inc.	1,000	53,620
Wild Oats Markets, Inc. (a)(d)	10,000	163,400
		2,749,530
Hypermarkets & Super Centers - 7.5%
BJ's Wholesale Club, Inc. (a)	5,700	150,195
Costco Wholesale Corp. (d)	16,500	772,035
Wal-Mart de Mexico SA de CV Series V	123,911	424,072
Wal-Mart Stores, Inc.	68,000	3,040,960
		4,387,262
TOTAL FOOD & STAPLES RETAILING		11,932,867
HOTELS, RESTAURANTS & LEISURE - 6.6%
Restaurants - 6.6%
Buffalo Wild Wings, Inc. (a)	3,500	121,975
Domino's Pizza, Inc.	5,000	122,250
McDonald's Corp.	51,500	1,848,850
Red Robin Gourmet Burgers, Inc. (a)	4,000	168,840
Starbucks Corp. (a)(d)	20,000	620,200
Wendy's International, Inc.	15,000	958,500
Yum! Brands, Inc.	800	39,104
		3,879,719
INTERNET & CATALOG RETAIL - 2.5%
Catalog Retail - 1.7%
Coldwater Creek, Inc. (a)	37,000	1,016,390
Internet Retail - 0.8%
Amazon.com, Inc. (a)	5,100	157,233
Blue Nile, Inc. (a)	8,000	274,560
		431,793
TOTAL INTERNET & CATALOG RETAIL		1,448,183
INTERNET SOFTWARE & SERVICES - 3.9%
Internet Software & Services - 3.9%
eBay, Inc. (a)	83,000	2,312,380
MULTILINE RETAIL - 21.2%
Department Stores - 15.8%
Federated Department Stores, Inc.	104,000	3,949,920

	Shares	Value (Note 1)
JCPenney Co., Inc.	27,000	$1,702,080
Kohl's Corp. (a)	20,000	1,250,200
Nordstrom, Inc.	8,000	298,800
Saks, Inc.	43,000	620,490
Sears Holdings Corp. (a)	9,864	1,421,501
		9,242,991
General Merchandise Stores - 5.4%
Target Corp.	62,500	3,024,375
Tuesday Morning Corp. (d)	10,000	134,800
		3,159,175
TOTAL MULTILINE RETAIL		12,402,166
SPECIALTY RETAIL - 33.0%
Apparel Retail - 15.9%
Abercrombie & Fitch Co. Class A	11,000	709,830
Aeropostale, Inc. (a)(d)	17,500	444,500
American Eagle Outfitters, Inc.	3,000	115,890
AnnTaylor Stores Corp. (a)	7,000	278,600
bebe Stores, Inc.	7,000	155,960
Casual Male Retail Group, Inc. (a)(d)	70,000	787,500
Charlotte Russe Holding, Inc. (a)	25,000	667,500
Chico's FAS, Inc. (a)	13,000	239,720
Gymboree Corp. (a)	18,000	603,900
Hot Topic, Inc. (a)	10,000	98,800
J. Crew Group, Inc.	3,100	78,523
Limited Brands, Inc.	35,500	913,415
New York & Co., Inc. (a)	10,000	114,200
Pacific Sunwear of California, Inc. (a)	3,000	40,080
Ross Stores, Inc.	7,000	171,430
The Children's Place Retail Stores, Inc. (a)	14,000	811,580
TJX Companies, Inc.	54,000	1,444,500
Tween Brands, Inc. (a)	29,000	987,740
Urban Outfitters, Inc. (a)	14,000	219,660
Wet Seal, Inc. Class A (a)	5,000	28,550
Zumiez, Inc. (a)	17,500	390,075
		9,301,953
Automotive Retail - 0.4%
AutoZone, Inc. (a)	2,600	234,780
Computer & Electronics Retail - 6.9%
Best Buy Co., Inc. (d)	40,000	1,880,000
Circuit City Stores, Inc.	47,000	1,109,670
Gamestop Corp. Class A (a)	13,063	570,592
RadioShack Corp.	28,400	512,904
		4,073,166
Home Improvement Retail - 3.4%
Home Depot, Inc.	30,000	1,028,700
Lowe's Companies, Inc. (d)	35,000	947,100
		1,975,800
Specialty Stores - 6.4%
s Group, Inc.	13,000	248,690
Michaels Stores, Inc.	4,000	172,200
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Office Depot, Inc. (a)	36,000	$1,326,240
OfficeMax, Inc.	8,000	332,240
PETsMART, Inc.	12,500	313,750
Staples, Inc.	43,000	970,080
Tiffany & Co., Inc.	12,000	379,200
		3,742,400
TOTAL SPECIALTY RETAIL		19,328,099
TEXTILES, APPAREL & LUXURY GOODS - 8.0%
Apparel, Accessories & Luxury Goods - 3.7%
Coach, Inc. (a)	31,500	950,985
Liz Claiborne, Inc.	1,000	37,370
Phillips-Van Heusen Corp.	7,500	289,800
Polo Ralph Lauren Corp. Class A	12,500	737,375
Under Armour, Inc. Class A (sub. vtg.) (d)	5,000	172,200
		2,187,730
Footwear - 4.3%
Deckers Outdoor Corp. (a)(d)	55,000	2,255,550
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,000	158,480
Stride Rite Corp.	5,000	68,750
		2,482,780
TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,670,510
TOTAL COMMON STOCKS (Cost $46,537,455)		56,179,644
Money Market Funds - 16.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	2,699,311	$2,699,311
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	6,696,750	6,696,750
TOTAL MONEY MARKET FUNDS (Cost $9,396,061)		9,396,061
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $55,933,516)	65,575,705
NET OTHER ASSETS - (11.9)%	(6,980,282)
NET ASSETS - 100%	$58,595,423
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$23,905
Fidelity Securities Lending Cash Central Fund	31,569
Total	$55,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,552,880) - See accompanying schedule: Unaffiliated issuers (cost $46,537,455)	$56,179,644
Affiliated Central Funds (cost $9,396,061)	9,396,061
Total Investments (cost $55,933,516)		$65,575,705
Cash		10,948
Receivable for investments sold		746,576
Receivable for fund shares sold		11,818
Dividends receivable		34,244
Interest receivable		8,573
Prepaid expenses		109
Other receivables		1,683
Total assets		66,389,656

Liabilities
Payable for investments purchased	$953,614
Payable for fund shares redeemed	78,895
Accrued management fee	27,067
Other affiliated payables	18,531
Other payables and accrued expenses	19,376
Collateral on securities loaned, at value	6,696,750
Total liabilities		7,794,233

Net Assets		$58,595,423
Net Assets consist of:
Paid in capital		$46,854,118
Undistributed net investment income		68,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,030,863
Net unrealized appreciation (depreciation) on investments		9,642,189
Net Assets, for 1,211,740 shares outstanding		$58,595,423
Net Asset Value, offering price and redemption price per share ($58,595,423 ÷ 1,211,740 shares)		$48.36

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$207,031
Special dividends		152,000
Interest		39
Income from affiliated Central Funds (including $31,569 from security lending)		55,474
Total income		414,544

Expenses
Management fee	$177,655
Transfer agent fees	101,959
Accounting and security lending fees	16,319
Independent trustees' compensation	140
Custodian fees and expenses	13,047
Registration fees	17,699
Audit	16,075
Legal	630
Miscellaneous	2,433
Total expenses before reductions	345,957
Expense reductions	(33)	345,924
Net investment income (loss)		68,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,333,460
Foreign currency transactions	(485)
Total net realized gain (loss)		2,332,975
Change in net unrealized appreciation (depreciation) on investment securities		(3,550,153)
Net gain (loss)		(1,217,178)
Net increase (decrease) in net assets resulting from operations		$(1,148,558)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,620	$(167,502)
Net realized gain (loss)	2,332,975	13,946,935
Change in net unrealized appreciation (depreciation)	(3,550,153)	(4,974,621)
Net increase (decrease) in net assets resulting from operations	(1,148,558)	8,804,812
Distributions to shareholders from net realized gain	(2,197,938)	(10,046,481)
Share transactions Proceeds from sales of shares	14,389,469	80,507,255
Reinvestment of distributions	2,090,006	9,613,165
Cost of shares redeemed	(21,568,397)	(127,275,863)
Net increase (decrease) in net assets resulting from share transactions	(5,088,922)	(37,155,443)
Redemption fees	21,750	59,867
Total increase (decrease) in net assets	(8,413,668)	(38,337,245)

Net Assets
Beginning of period	67,009,091	105,346,336
End of period (including undistributed net investment income of $68,253 and accumulated net investment loss of $367, respectively)	$58,595,423	$67,009,091
Other Information Shares
Sold	289,030	1,540,646
Issued in reinvestment of distributions	40,363	193,514
Redeemed	(437,201)	(2,484,756)
Net increase (decrease)	(107,808)	(750,596)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$50.78	$50.89	$47.39	$30.72	$41.67	$46.34
Income from Investment Operations
Net investment income (loss) E	.05 F	(.10)	(.01)	(.19)	(.28)	(.23)
Net realized and unrealized gain (loss)	(.79)	6.24	4.00	16.83	(10.70)	(3.05)
Total from investment operations	(.74)	6.14	3.99	16.64	(10.98)	(3.28)
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(1.70)	(6.29)	(.50)	-	-	(1.47)
Total distributions	(1.70)	(6.29)	(.51)	-	-	(1.47)
Redemption fees added to paid in capital E	.02	.04	.02	.03	.03	.08
Net asset value, end of period	$48.36	$50.78	$50.89	$47.39	$30.72	$41.67
Total Return B,C,D	(1.64)%	12.77%	8.47%	54.26%	(26.28)%	(6.85)%
Ratios to Average Net Assets G
Expenses before reductions	1.10% A	1.06%	1.08%	1.31%	1.32%	1.29%
Expenses net of fee waivers, if any	1.10% A	1.06%	1.08%	1.31%	1.32%	1.29%
Expenses net of all reductions	1.10% A	1.04%	1.03%	1.28%	1.25%	1.16%
Net investment income (loss)	.22% A,F	(.20)%	(.02)%	(.46)%	(.74)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$58,595	$67,009	$105,346	$87,086	$63,627	$127,194
Portfolio turnover rate	89% A	114%	94%	85%	149%	280%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27) %. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). On April 20, 2006, the Board of Trustees approved changes to the names of Consumer Industries Portfolio and Food and Agriculture Portfolio to Consumer Discretionary Portfolio and Consumer Staples Portfolio effective October 1, 2006. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary Portfolio	$49,442,882	$6,122,869	$(1,261,700)	$4,861,169
Consumer Staples Portfolio	214,719,500	36,526,694	(1,196,519)	35,330,175
Leisure Portfolio	197,699,414	30,401,223	(7,583,561)	22,817,662
Multimedia Portfolio	94,972,245	19,220,791	(1,646,228)	17,574,563
Retailing Portfolio	56,267,955	11,864,482	(2,556,732)	9,307,750

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary Portfolio	35,493,363	33,781,215
Consumer Staples Portfolio	92,347,954	23,448,341
Leisure Portfolio	186,855,799	181,399,228
Multimedia Portfolio	59,340,493	42,851,533
Retailing Portfolio	27,659,448	35,639,862

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Consumer Discretionary Portfolio	.30%	.27%	.57%
Consumer Staples Portfolio	.30%	.27%	.56%
Leisure Portfolio	.30%	.27%	.57%
Multimedia Portfolio	.30%	.27%	.56%
Retailing Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Consumer Discretionary Portfolio	.33%
Consumer Staples Portfolio	.31%
Leisure Portfolio	.30%
Multimedia Portfolio	.34%
Retailing Portfolio	.33%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Exchange Fees. During the period FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Consumer Discretionary Portfolio	$180
Consumer Staples Portfolio	840
Leisure Portfolio	840
Multimedia Portfolio	653
Retailing Portfolio	345

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary Portfolio	$171
Consumer Staples Portfolio	1,153
Leisure Portfolio	1,678
Multimedia Portfolio	430
Retailing Portfolio	338

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Consumer Discretionary Portfolio	70
Consumer Staples Portfolio	182
Leisure Portfolio	304
Multimedia Portfolio	116
Retailing Portfolio	91

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Consumer Dicretionary Portfolio	$2,279	$-	$476
Consumer Staples Portfolio	213	68	479
Leisure Portfolio	24,674	1,048	889
Multimedia Portfolio	134	-	258
Retailing Portfolio	-	-	33

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
PROPOSAL 2A & 5A
To modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments).
Consumer Discretionary Portfolio
	# of Votes	% of Votes
Affirmative	31,466,469.89	84.262
Against	777,329.52	2.082
Abstain	574,751.87	1.539
Broker Non-Votes	4,524,985.68	12.117
TOTAL	37,343,536.96	100.000
Consumer Staples Portfolio
	# of Votes	% of Votes
Affirmative	75,186,262.69	73.992
Against	12,513,957.55	12.315
Abstain	4,755,941.37	4.681
Broker Non-Votes	9,157,134.36	9.012
TOTAL	101,613,295.97	100.000
PROPOSAL 2B & 5B
To modify the fund's investment concentration policy.
Consumer Discretionary Portfolio
	# of Votes	% of Votes
Affirmative	31,287,196.22	83.782
Against	958,558.54	2.567
Abstain	572,796.52	1.534
Broker Non-Votes	4,524,985.68	12.117
TOTAL	37,343,536.96	100.000
Consumer Staples Portfolio
	# of Votes	% of Votes
Affirmative	75,739,148.90	74.536
Against	11,467,272.86	11.285
Abstain	5,249,739.85	5.167
Broker Non-Votes	9,157,134.36	9.012
TOTAL	101,613,295.97	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Discretionary (formerly known as Select Consumer Industries)
Select Consumer Staples (formerly known as Select Food and Agriculture)
Select Leisure
Select Multimedia
Select Retailing

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Consumer Discretionary Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Consumer Discretionary Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Consumer Discretionary Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Consumer Discretionary Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Consumer Staples Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Leisure Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Multimedia Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Retailing Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Consumer Discretionary Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Leisure Portfolio

Semiannual Report

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI
Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-8888

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELCON-USAN-1006
1.813636.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Select Portfolios®

Health Care Sector

Biotechnology

Health Care

Medical Delivery

Medical Equipment and Systems

Pharmaceuticals

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Health Care Sector
Biotechnology	<Click Here>
Health Care	<Click Here>
Medical Delivery	<Click Here>
Medical Equipment and Systems	<Click Here>
Pharmaceuticals	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Biotechnology Portfolio
Actual	$1,000.00	$887.30	$4.52
HypotheticalA	$1,000.00	$1,020.42	$4.84
Health Care Portfolio
Actual	$1,000.00	$1,000.90	$4.49
HypotheticalA	$1,000.00	$1,020.72	$4.53
Medical Delivery Portfolio
Actual	$1,000.00	$950.20	$4.72
HypotheticalA	$1,000.00	$1,020.37	$4.89
Medical Equipment and Systems Portfolio
Actual	$1,000.00	$999.80	$4.74
HypotheticalA	$1,000.00	$1,020.47	$4.79
Pharmaceuticals Portfolio
Actual	$1,000.00	$1,054.70	$5.44
HypotheticalA	$1,000.00	$1,019.91	$5.35

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Biotechnology Portfolio	.95%
Health Care Portfolio	.89%
Medical Delivery Portfolio	.96%
Medical Equipment and Systems Portfolio	.94%
Pharmaceuticals Portfolio	1.05%

Semiannual Report

Biotechnology Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Biogen Idec, Inc.	6.8	6.3
Celgene Corp.	6.8	6.3
Genentech, Inc.	5.9	6.3
Gilead Sciences, Inc.	5.8	5.9
Genzyme Corp.	5.3	4.2
Amgen, Inc.	5.1	5.5
MedImmune, Inc.	4.7	5.0
Amylin Pharmaceuticals, Inc.	4.5	2.8
Sepracor, Inc.	3.7	3.9
Cephalon, Inc.	3.3	4.7
	51.9
Top Industries (% of fund's net assets)
As of August 31, 2006
Biotechnology	76.7%
Life Sciences Tools & Services	10.7%
Pharmaceuticals	10.1%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	0.2%
All Others*	0.2%

As of February 28, 2006
Biotechnology	90.0%
Pharmaceuticals	8.2%
Health Care Equipment & Supplies	1.2%
All Others*	0.6%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 76.5%
Biotechnology - 76.5%
Acadia Pharmaceuticals, Inc. (a)(d)	589,500	$5,105,070
Alexion Pharmaceuticals, Inc. (a)	1,062,200	39,885,610
Alkermes, Inc. (a)(d)	1,096,557	17,928,707
Alnylam Pharmaceuticals, Inc. (a)	279,100	3,633,882
Altus Pharmaceuticals, Inc.	116,270	1,688,240
Amgen, Inc. (a)(d)	1,088,000	73,907,840
Amylin Pharmaceuticals, Inc. (a)(d)	1,449,398	65,701,211
Arena Pharmaceuticals, Inc. (a)(d)	302,900	3,716,583
Biogen Idec, Inc. (a)	2,256,742	99,612,593
BioMarin Pharmaceutical, Inc. (a)(d)	1,414,000	23,528,960
Celgene Corp. (a)	2,441,334	99,337,880
Cephalon, Inc. (a)(d)	846,240	48,252,605
Combinatorx, Inc. (d)	353,100	2,665,905
Cubist Pharmaceuticals, Inc. (a)	442,400	10,378,704
Genentech, Inc. (a)(d)	1,033,500	85,284,420
Genomic Health, Inc.	224,400	3,177,504
Genzyme Corp. (a)	1,168,800	77,409,624
Gilead Sciences, Inc. (a)	1,329,800	84,309,320
Human Genome Sciences, Inc. (a)(d)	1,855,800	20,840,634
ICOS Corp. (a)	425,600	10,461,248
ImClone Systems, Inc. (a)	193,000	5,770,700
Isis Pharmaceuticals, Inc. (a)(d)	473,000	3,613,720
Ligand Pharmaceuticals, Inc. Class B (a)(d)	542,600	5,501,964
MannKind Corp. (a)(d)	614,600	11,320,932
Martek Biosciences (a)(d)	332,500	9,998,275
Medarex, Inc. (a)	1,035,800	11,124,492
MedImmune, Inc. (a)	2,493,720	68,926,421
Momenta Pharmaceuticals, Inc. (a)(d)	322,092	5,111,600
Myogen, Inc. (a)	849,208	29,552,438
Myriad Genetics, Inc. (a)	334,600	8,462,034
Neurocrine Biosciences, Inc. (a)	222,200	2,575,298
Novacea, Inc.	120,500	782,045
ONYX Pharmaceuticals, Inc. (a)	100	1,511
OSI Pharmaceuticals, Inc. (a)(d)	1,089,800	40,616,846
PDL BioPharma, Inc. (a)	1,329,200	26,185,240
Pharmion Corp. (a)(d)	300,600	5,585,148
Regeneron Pharmaceuticals, Inc. (a)	445,800	7,079,304
Renovis, Inc. (a)(d)	418,000	6,161,320
SGX Pharmaceuticals, Inc.	136,725	334,976
Tanox, Inc. (a)	679,200	10,194,792
Tercica, Inc. (a)	422,200	2,828,740
Theravance, Inc. (a)	455,500	12,088,970
United Therapeutics Corp. (a)	67,300	3,673,907
Vertex Pharmaceuticals, Inc. (a)(d)	1,380,200	47,547,890
ViaCell, Inc. (a)	17,500	71,225
Zymogenetics, Inc. (a)	700,100	13,539,934
		1,115,476,262

	Shares	Value (Note 1)
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Health Care Equipment - 1.3%
IDEXX Laboratories, Inc. (a)	206,900	$19,036,869
Health Care Supplies - 0.8%
Gen-Probe, Inc. (a)	236,800	11,510,848
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		30,547,717
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit	267,600	2,274,600
LIFE SCIENCES TOOLS & SERVICES - 10.7%
Life Science Tools & Services - 10.7%
Affymetrix, Inc. (a)(d)	170,960	3,643,158
Albany Molecular Research, Inc. (a)	373,500	3,660,300
Applera Corp.:
- Applied Biosystems Group	1,236,400	37,895,660
- Celera Genomics Group (a)	1,065,800	14,835,936
Bruker BioSciences Corp. (a)	318,900	2,251,434
Charles River Laboratories International, Inc. (a)	648,200	26,342,848
Diversa Corp. (a)	156,500	1,439,800
Exelixis, Inc. (a)	944,800	9,192,904
Invitrogen Corp. (a)	551,254	33,543,806
Luminex Corp. (a)	328,900	6,252,389
Techne Corp. (a)	347,000	17,662,300
		156,720,535
PHARMACEUTICALS - 10.1%
Pharmaceuticals - 10.1%
Abraxis BioScience, Inc. (a)	30,500	758,840
Adams Respiratory Therapeutics, Inc. (a)	385,400	15,724,320
Adolor Corp. (a)	29,349	732,258
Barrier Therapeutics, Inc. (a)(d)	239,300	1,411,870
Cardiome Pharma Corp. (a)	450,900	6,241,536
Cypress Bioscience, Inc. (a)	525,900	3,786,480
Elan Corp. PLC sponsored ADR (a)	1,401,600	23,168,448
Kos Pharmaceuticals, Inc. (a)	408,608	19,980,931
MGI Pharma, Inc. (a)	21,777	329,486
New River Pharmaceuticals, Inc. (a)(d)	547,300	14,273,584
Pozen, Inc. (a)(d)	54,800	680,068
Sepracor, Inc. (a)(d)	1,153,300	54,216,633
Somaxon Pharmaceuticals, Inc.	56,600	789,570
Xenoport, Inc. (a)	209,900	4,605,206
		146,699,230
TOTAL COMMON STOCKS (Cost $1,250,296,881)		1,451,718,344
Preferred Stocks - 0.2%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (a)(e)	981,626	$3,416,058
Nonconvertible Preferred Stocks - 0.0%
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	180,000	2
TOTAL PREFERRED STOCKS (Cost $7,698,817)		3,416,060
Money Market Funds - 17.1%

Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c) (Cost $248,639,525)	248,639,525	248,639,525
TOTAL INVESTMENT PORTFOLIO - 116.9% (Cost $1,506,635,223)		1,703,773,929
NET OTHER ASSETS - (16.9)%		(246,430,099)
NET ASSETS - 100%		$1,457,343,830
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,416,060 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$974,679
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$93,485
Fidelity Securities Lending Cash Central Fund	826,264
Total	$919,749
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $650,622,260 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $242,996,738) - See accompanying schedule: Unaffiliated issuers (cost $1,257,995,698)	$1,455,134,404
Affiliated Central Funds (cost $248,639,525)	248,639,525
Total Investments (cost $1,506,635,223)		$1,703,773,929
Receivable for investments sold		4,127,039
Receivable for fund shares sold		1,975,127
Dividends receivable		52,547
Interest receivable		9,810
Prepaid expenses		1,642
Other receivables		144,842
Total assets		1,710,084,936

Liabilities
Payable to custodian bank	$213,948
Payable for investments purchased	755,809
Payable for fund shares redeemed	1,936,792
Accrued management fee	683,297
Other affiliated payables	444,114
Other payables and accrued expenses	67,621
Collateral on securities loaned, at value	248,639,525
Total liabilities		252,741,106

Net Assets		$1,457,343,830
Net Assets consist of:
Paid in capital		$1,902,833,667
Accumulated net investment loss		(6,454,646)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(636,173,897)
Net unrealized appreciation (depreciation) on investments		197,138,706
Net Assets, for 24,130,859 shares outstanding		$1,457,343,830
Net Asset Value, offering price and redemption price per share ($1,457,343,830 ÷ 24,130,859 shares)		$60.39

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$109,408
Interest		49
Income from affiliated Central Funds (including $826,264 from security lending)		919,749
Total income		1,029,206

Expenses
Management fee	$4,493,606
Transfer agent fees	2,472,477
Accounting and security lending fees	341,604
Independent trustees' compensation	2,832
Custodian fees and expenses	41,541
Registration fees	53,835
Audit	20,112
Legal	15,845
Interest	4,708
Miscellaneous	55,355
Total expenses before reductions	7,501,915
Expense reductions	(21,898)	7,480,017
Net investment income (loss)		(6,450,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,527,233
Foreign currency transactions	(6,319)
Total net realized gain (loss)		28,520,914
Change in net unrealized appreciation (depreciation) on: Investment securities	(231,497,024)
Assets and liabilities in foreign currencies	4,275
Total change in net unrealized appreciation (depreciation)		(231,492,749)
Net gain (loss)		(202,971,835)
Net increase (decrease) in net assets resulting from operations		$(209,422,646)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,450,811)	$(13,520,627)
Net realized gain (loss)	28,520,914	158,681,966
Change in net unrealized appreciation (depreciation)	(231,492,749)	384,296,736
Net increase (decrease) in net assets resulting from operations	(209,422,646)	529,458,075
Share transactions Proceeds from sales of shares	204,329,020	414,412,377
Cost of shares redeemed	(349,232,447)	(619,998,822)
Net increase (decrease) in net assets resulting from share transactions	(144,903,427)	(205,586,445)
Redemption fees	177,571	220,761
Total increase (decrease) in net assets	(354,148,502)	324,092,391

Net Assets
Beginning of period	1,811,492,332	1,487,399,941
End of period (including accumulated net investment loss of $6,454,646 and accumulated net investment loss of $3,835, respectively)	$1,457,343,830	$1,811,492,332
Other Information Shares
Sold	3,217,568	7,153,448
Redeemed	(5,703,819)	(10,864,160)
Net increase (decrease)	(2,486,251)	(3,710,712)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$68.06	$49.04	$55.39	$38.42	$53.48	$71.46
Income from Investment Operations
Net investment income (loss) E	(.25)	(.48)	(.52)	(.43)	(.36)	(.42)
Net realized and unrealized gain (loss)	(7.43)	19.49	(5.84)	17.39	(14.71)	(17.59)
Total from investment operations	(7.68)	19.01	(6.36)	16.96	(15.07)	(18.01)
Redemption fees added to paid in capital E	.01	.01	.01	.01	.01	.03
Net asset value, end of period	$60.39	$68.06	$49.04	$55.39	$38.42	$53.48
Total Return B, C, D	(11.27)%	38.78%	(11.46)%	44.17%	(28.16)%	(25.16)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.97%	.99%	1.17%	1.29%	1.11%
Expenses net of fee waivers, if any	.95% A	.97%	.99%	1.17%	1.29%	1.11%
Expenses net of all reductions	.94% A	.93%	.98%	1.15%	1.24%	1.09%
Net investment income (loss)	(.81)% A	(.83)%	(.94)%	(.88)%	(.87)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,457,344	$1,811,492	$1,487,400	$1,948,574	$1,484,303	$2,433,835
Portfolio turnover rate	34% A	63%	19%	50%	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	9.2	8.8
Johnson & Johnson	7.8	4.2
Merck & Co., Inc.	5.1	4.4
UnitedHealth Group, Inc.	4.9	5.1
Amgen, Inc.	4.6	4.1
Genentech, Inc.	4.3	3.5
Wyeth	3.9	5.2
Allergan, Inc.	2.8	2.3
WellPoint, Inc.	2.8	2.5
Baxter International, Inc.	2.6	1.3
	48.0
Top Industries (% of fund's net assets)
As of August 31, 2006
Pharmaceuticals	39.4%
Health Care Providers & Services	23.1%
Biotechnology	15.1%
Health Care Equipment & Supplies	14.2%
Life Sciences Tools & Services	2.1%
All Others*	6.1%

As of February 28, 2006
Pharmaceuticals	32.8%
Health Care Providers & Services	29.2%
Health Care Equipment & Supplies	17.6%
Biotechnology	16.9%
Personal Products	1.0%
All Others*	2.5%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Health Care Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.1%
Biotechnology - 15.1%
Acadia Pharmaceuticals, Inc. (a)	100,000	$866,000
Actelion Ltd. (Reg.) (a)	17,000	2,276,428
Alizyme PLC (a)	71,600	159,514
Alnylam Pharmaceuticals, Inc. (a)	184,800	2,406,096
Altus Pharmaceuticals, Inc.	49,400	717,288
Amgen, Inc. (a)	1,497,904	101,752,619
Amylin Pharmaceuticals, Inc. (a)	187,900	8,517,507
Biogen Idec, Inc. (a)	360,800	15,925,712
BioSphere Medical, Inc.	71,500	455,455
Celgene Corp. (a)	481,700	19,600,373
Cephalon, Inc. (a)	68,600	3,911,572
DOV Pharmaceutical, Inc. (a)	49,100	46,645
DUSA Pharmaceuticals, Inc. (a)	250,138	995,549
Genentech, Inc. (a)	1,141,700	94,213,084
Genzyme Corp. (a)	208,000	13,775,840
Gilead Sciences, Inc. (a)	354,400	22,468,960
MannKind Corp. (a)	20,300	373,926
MedImmune, Inc. (a)	215,770	5,963,883
Millennium Pharmaceuticals, Inc. (a)	303,200	3,292,752
Myogen, Inc. (a)	39,900	1,388,520
Neopharm, Inc. (a)	8,400	41,748
OSI Pharmaceuticals, Inc. (a)	505,000	18,821,350
PDL BioPharma, Inc. (a)	148,000	2,915,600
Solexa, Inc. (a)	105,685	919,460
Telik, Inc. (a)	65,000	1,158,950
Tercica, Inc. (a)(d)	680,700	4,560,690
Theravance, Inc. (a)	19,900	528,146
Vertex Pharmaceuticals, Inc. (a)	120,100	4,137,445
		332,191,112
CHEMICALS - 0.6%
Diversified Chemicals - 0.1%
Bayer AG sponsored ADR	44,000	2,182,400
Fertilizers & Agricultural Chemicals - 0.5%
Agrium, Inc.	72,200	1,676,806
Monsanto Co.	26,300	1,247,672
Mosaic Co.	81,300	1,320,312
Potash Corp. of Saskatchewan, Inc.	22,500	2,204,325
Sinochem Hong Kong Holding Ltd.	6,500,000	2,381,947
Syngenta AG (Switzerland)	20,000	2,951,000
		11,782,062
TOTAL CHEMICALS		13,964,462
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.2%
FTI Consulting, Inc. (a)	190,000	4,244,600

	Shares	Value (Note 1)
Human Resource & Employment Services - 0.1%
On Assignment, Inc. (a)	136,058	$1,296,633
Watson Wyatt Worldwide, Inc. Class A	30,000	1,189,800
		2,486,433
Office Services & Supplies - 0.0%
Mine Safety Appliances Co.	100	3,545
TOTAL COMMERCIAL SERVICES & SUPPLIES		6,734,578
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International (SCI)	178,700	1,501,080
FOOD & STAPLES RETAILING - 0.2%
Food Retail - 0.2%
Safeway, Inc.	103,100	3,188,883
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Groupe Danone	35,700	4,912,351
Koninklijke Numico NV	9,400	436,689
		5,349,040
HEALTH CARE EQUIPMENT & SUPPLIES - 14.2%
Health Care Equipment - 10.2%
Advanced Medical Optics, Inc. (a)	82,500	3,972,375
Baxter International, Inc.	1,289,500	57,228,010
Becton, Dickinson & Co.	322,000	22,443,400
BioLase Technology, Inc. (a)	107,900	705,666
Boston Scientific Corp. (a)	1,525,000	26,596,000
C.R. Bard, Inc.	204,100	15,344,238
Cytyc Corp. (a)	213,800	5,107,682
Edwards Lifesciences Corp. (a)	57,800	2,698,682
Hospira, Inc. (a)	192,840	7,063,729
Imaging Dynamics Co. Ltd. (a)	764,600	2,455,741
Intuitive Surgical, Inc. (a)	38,800	3,662,720
Kinetic Concepts, Inc. (a)	44,500	1,406,200
Medtronic, Inc. (d)	855,460	40,121,074
Mentor Corp.	56,300	2,732,802
Optos PLC	620,700	1,944,235
PhotoMedex, Inc. (a)	284,089	400,565
ResMed, Inc. (a)	99,900	4,063,932
Respironics, Inc. (a)	99,100	3,657,781
Restore Medical, Inc.	144,000	1,008,000
St. Jude Medical, Inc. (a)	361,400	13,158,574
Stereotaxis, Inc. (a)	375,371	4,177,879
The Spectranetics Corp. (a)	7,200	78,480
Varian Medical Systems, Inc. (a)	100,100	5,335,330
		225,363,095
Health Care Supplies - 4.0%
Alcon, Inc.	382,700	45,078,233
Arrow International, Inc.	64,198	2,074,237
Cooper Companies, Inc.	57,800	2,888,844
DENTSPLY International, Inc.	98,000	3,192,840
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
DJO, Inc. (a)	129,000	$4,975,530
Gen-Probe, Inc. (a)	59,400	2,887,434
Immucor, Inc. (a)	142,000	2,949,340
Inverness Medical Innovations, Inc. (a)	253,565	8,562,890
Inverness Medical Innovations, Inc. (a)(e)	42,205	1,418,088
Inverness Medical Innovations, Inc. (a)(e)	12,500	378,000
Lifecore Biomedical, Inc. (a)	123,500	1,887,080
Nutraceutical International Corp. (a)	138,600	1,943,172
PolyMedica Corp.	225,000	9,132,750
		87,368,438
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		312,731,533
HEALTH CARE PROVIDERS & SERVICES - 23.1%
Health Care Distributors & Services - 3.7%
AmerisourceBergen Corp.	209,200	9,238,272
Cardinal Health, Inc.	551,700	37,195,614
Henry Schein, Inc. (a)	169,700	8,462,939
McKesson Corp.	429,300	21,808,440
Patterson Companies, Inc. (a)	176,600	5,442,812
		82,148,077
Health Care Facilities - 4.7%
Acibadem Saglik Hizmetleri AS	316,340	3,606,799
Apollo Hospitals Enterprise Ltd.	231,375	2,194,924
Brookdale Senior Living, Inc.	770,000	36,829,100
Bumrungrad Hospital PCL (For. Reg.)	5,478,400	5,284,513
Capital Senior Living Corp. (a)	623,100	5,975,529
Community Health Systems, Inc. (a)	289,600	11,224,896
Emeritus Corp. (a)	108,000	2,125,440
HCA, Inc.	433,300	21,370,356
Manor Care, Inc.	100,200	5,230,440
NovaMed Eyecare, Inc. (a)	12,500	97,750
Sun Healthcare Group, Inc. (a)	66,500	702,905
U.S. Physical Therapy, Inc. (a)	63,404	927,601
United Surgical Partners International, Inc. (a)	135,300	3,818,166
VCA Antech, Inc. (a)	88,300	3,127,586
		102,516,005
Health Care Services - 5.2%
Caremark Rx, Inc.	376,300	21,802,822
Chemed Corp.	235,700	9,288,937
DaVita, Inc. (a)	127,500	7,440,900
Diagnosticos Da America SA (a)	462,500	9,021,339
Emergency Medical Services Corp. Class A	151,800	2,398,440
Express Scripts, Inc. (a)	154,500	12,990,360
HAPC, Inc. unit	627,500	3,727,350
Health Grades, Inc. (a)	874,920	3,867,146
HMS Holdings Corp. (a)	15,900	231,027
Medco Health Solutions, Inc. (a)	365,500	23,161,735

	Shares	Value (Note 1)
Omnicare, Inc.	316,500	$14,340,615
QMed, Inc. (a)	25,000	116,000
ResCare, Inc. (a)	279,511	5,604,196
		113,990,867
Managed Health Care - 9.5%
Aetna, Inc.	202,400	7,543,448
Coventry Health Care, Inc. (a)	111,700	6,058,608
Health Net, Inc. (a)	234,100	9,787,721
Humana, Inc. (a)	208,400	12,697,812
Magellan Health Services, Inc. (a)	37,200	1,788,204
Sierra Health Services, Inc. (a)	16,500	707,850
UnitedHealth Group, Inc.	2,079,320	108,020,674
Wellcare Health Plans, Inc. (a)	10,800	605,664
WellPoint, Inc. (a)	787,200	60,937,152
		208,147,133
TOTAL HEALTH CARE PROVIDERS & SERVICES		506,802,082
HEALTH CARE TECHNOLOGY - 0.7%
Healthcare Technology - 0.7%
Cerner Corp. (a)	65,100	2,998,506
Eclipsys Corp. (a)	343,000	5,865,300
Emdeon Corp. (a)	163,430	1,936,646
Systems Xcellence, Inc. (a)	17,875	269,589
WebMD Health Corp. Class A (d)	120,989	4,471,753
		15,541,794
HOTELS, RESTAURANTS & LEISURE - 0.2%
Leisure Facilities - 0.2%
Life Time Fitness, Inc. (a)	103,900	4,668,227
INSURANCE - 0.0%
Life & Health Insurance - 0.0%
Prudential Financial, Inc.	12,500	917,625
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
NutriSystem, Inc. (a)(d)	18,821	935,027
LIFE SCIENCES TOOLS & SERVICES - 2.1%
Life Science Tools & Services - 2.1%
Affymetrix, Inc. (a)	86,484	1,842,974
Applera Corp. - Applied Biosystems Group	123,278	3,778,471
Charles River Laboratories International, Inc. (a)	65,400	2,657,856
Covance, Inc. (a)	89,300	5,614,291
Exelixis, Inc. (a)	265,500	2,583,315
Fisher Scientific International, Inc. (a)	27,000	2,112,210
Illumina, Inc. (a)	20,700	697,176
Invitrogen Corp. (a)	76,700	4,667,195
Millipore Corp. (a)	75,330	4,834,679
Pharmaceutical Product Development, Inc.	89,300	3,404,116
Common Stocks - continued
	Shares	Value (Note 1)
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Science Tools & Services - continued
QIAGEN NV (a)	28,800	$416,448
Thermo Electron Corp. (a)	335,900	13,167,280
		45,776,011
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Herbalife Ltd. (a)	339,100	11,078,397
PHARMACEUTICALS - 39.4%
Pharmaceuticals - 39.4%
Abbott Laboratories	685,800	33,398,460
Adams Respiratory Therapeutics, Inc. (a)	145,805	5,948,844
Allergan, Inc.	535,200	61,312,512
Altana AG sponsored ADR (d)	3,400	200,600
Atherogenics, Inc. (a)	115,000	1,610,000
Barr Pharmaceuticals, Inc. (a)	259,800	14,678,700
Bristol-Myers Squibb Co.	1,180,200	25,669,350
Eli Lilly & Co. (d)	365,000	20,414,450
Endo Pharmaceuticals Holdings, Inc. (a)	234,700	7,752,141
Forest Laboratories, Inc. (a)	454,000	22,690,920
Johnson & Johnson	2,646,084	171,095,791
Kos Pharmaceuticals, Inc. (a)	37,603	1,838,787
Medicis Pharmaceutical Corp. Class A	63,800	1,868,702
Merck & Co., Inc.	2,781,400	112,785,770
MGI Pharma, Inc. (a)	90,800	1,373,804
Mylan Laboratories, Inc. (d)	193,600	3,933,952
New River Pharmaceuticals, Inc. (a)	56,500	1,473,520
Novartis AG sponsored ADR	193,400	11,047,008
Pfizer, Inc.	7,331,310	202,050,904
Roche Holding AG (participation certificate)	113,075	20,847,256
Schering-Plough Corp.	1,907,300	39,957,935
Sepracor, Inc. (a)	59,800	2,811,198
Shire PLC sponsored ADR	43,700	2,239,625
Teva Pharmaceutical Industries Ltd. sponsored ADR	310,000	10,775,600
Valeant Pharmaceuticals International	118,200	2,323,812
Wyeth	1,759,770	85,700,799
		865,800,440
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Ventas, Inc.	30,000	1,201,500
TOTAL COMMON STOCKS (Cost $1,699,846,475)		2,128,381,791
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $601,052)	111,000	$1
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 5.31% (b)	69,973,735	69,973,735
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	24,127,675	24,127,675
TOTAL MONEY MARKET FUNDS (Cost $94,101,410)		94,101,410
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,794,548,937)		2,222,483,202
NET OTHER ASSETS - (1.1)%		(24,790,199)
NET ASSETS - 100%		$2,197,693,003
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,796,089 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$601,052
Inverness Medical Innovations, Inc.	2/8/06	$1,030,224
Inverness Medical Innovations, Inc.	8/17/06	$378,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$264,972
Fidelity Securities Lending Cash Central Fund	339,005
Total	$603,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,136,840) - See accompanying schedule: Unaffiliated issuers (cost $1,700,447,527)	$2,128,381,792
Affiliated Central Funds (cost $94,101,410)	94,101,410
Total Investments (cost $1,794,548,937)		$2,222,483,202
Receivable for investments sold		27,409,525
Receivable for fund shares sold		1,991,627
Dividends receivable		4,706,089
Interest receivable		163,058
Prepaid expenses		2,143
Other receivables		94,784
Total assets		2,256,850,428

Liabilities
Payable for investments purchased	$29,217,706
Payable for fund shares redeemed	4,119,346
Accrued management fee	1,015,617
Other affiliated payables	605,622
Other payables and accrued expenses	71,459
Collateral on securities loaned, at value	24,127,675
Total liabilities		59,157,425

Net Assets		$2,197,693,003
Net Assets consist of:
Paid in capital		$1,729,163,279
Undistributed net investment income		4,431,684
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,155,226
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		427,942,814
Net Assets, for 17,356,630 shares outstanding		$2,197,693,003
Net Asset Value, offering price and redemption price per share ($2,197,693,003 ÷ 17,356,630 shares)		$126.62

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$13,549,077
Interest		4,720
Income from affiliated Central Funds (including $339,005 from security lending)		603,977
Total income		14,157,774

Expenses
Management fee	$6,147,841
Transfer agent fees	2,919,795
Accounting and security lending fees	421,016
Independent trustees' compensation	4,265
Depreciation in deferred trustee compensation account	(1,008)
Custodian fees and expenses	45,633
Registration fees	36,333
Audit	21,563
Legal	20,038
Interest	14,030
Miscellaneous	58,554
Total expenses before reductions	9,688,060
Expense reductions	(20,020)	9,668,040
Net investment income (loss)		4,489,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,251,579
Foreign currency transactions	(23,751)
Total net realized gain (loss)		39,227,828
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,978,733)
Assets and liabilities in foreign currencies	17,759
Total change in net unrealized appreciation (depreciation)		(48,960,974)
Net gain (loss)		(9,733,146)
Net increase (decrease) in net assets resulting from operations		$(5,243,412)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,489,734	$(2,671,642)
Net realized gain (loss)	39,227,828	467,925,520
Change in net unrealized appreciation (depreciation)	(48,960,974)	(62,069,040)
Net increase (decrease) in net assets resulting from operations	(5,243,412)	403,184,838
Distributions to shareholders from net investment income	-	(592,623)
Distributions to shareholders from net realized gain	(208,004,456)	(214,985,606)
Total distributions	(208,004,456)	(215,578,229)
Share transactions Proceeds from sales of shares	165,631,508	714,309,159
Reinvestment of distributions	195,913,163	202,655,649
Cost of shares redeemed	(330,963,330)	(630,625,737)
Net increase (decrease) in net assets resulting from share transactions	30,581,341	286,339,071
Redemption fees	36,293	126,010
Total increase (decrease) in net assets	(182,630,234)	474,071,690

Net Assets
Beginning of period	2,380,323,237	1,906,251,547
End of period (including undistributed net investment income of $4,431,684 and accumulated net investment loss of $58,050, respectively)	$2,197,693,003	$2,380,323,237
Other Information Shares
Sold	1,330,752	5,197,779
Issued in reinvestment of distributions	1,579,816	1,471,110
Redeemed	(2,667,033)	(4,557,268)
Net increase (decrease)	243,535	2,111,621

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$139.09	$127.07	$123.36	$99.56	$121.42	$134.00
Income from Investment Operations
Net investment income (loss) E	.26	(.17)	.14	.13	.23	.17
Net realized and unrealized gain (loss)	(.40)	25.97	3.69	23.84	(19.48)	(12.45)
Total from investment operations	(.14)	25.80	3.83	23.97	(19.25)	(12.28)
Distributions from net investment income	-	(.04)	(.13)	(.18)	(.20)	(.13)
Distributions from net realized gain	(12.33)	(13.75)	-	-	(2.42)	(.19)
Total distributions	(12.33)	(13.79)	(.13)	(.18)	(2.62)	(.32)
Redemption fees added to paid in capital E	- H	.01	.01	.01	.01	.02
Net asset value, end of period	$126.62	$139.09	$127.07	$123.36	$99.56	$121.42
Total Return B, C, D	.09%	20.42%	3.12%	24.11%	(16.14)%	(9.15)%
Ratios to Average Net Assets F
Expenses before reductions	.89% A	.91%	.93%	1.02%	1.05%	.99%
Expenses net of fee waivers, if any	.89% A	.91%	.93%	1.02%	1.05%	.99%
Expenses net of all reductions	.89% A	.87%	.92%	.99%	.99%	.96%
Net investment income (loss)	.41% A	(.12)%	.11%	.12%	.22%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,197,693	$2,380,323	$1,906,252	$2,035,782	$1,748,459	$2,367,412
Portfolio turnover rate	73% A	120%	32%	104%	139%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	7.8	9.1
Medco Health Solutions, Inc.	5.2	6.8
McKesson Corp.	5.1	5.2
WellPoint, Inc.	5.0	4.3
HCA, Inc.	4.4	0.0
Health Net, Inc.	4.3	5.4
Humana, Inc.	4.0	5.4
Express Scripts, Inc.	3.8	0.0
Caremark Rx, Inc.	3.6	4.6
Omnicare, Inc.	3.4	6.3
	46.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Health Care Providers & Services	72.5%
Health Care Equipment & Supplies	5.3%
Diversified Consumer Services	3.8%
Pharmaceuticals	3.3%
Health Care Technology	3.0%
All Others*	12.1%

As of February 28, 2006
Health Care Providers & Services	81.8%
Diversified Consumer Services	5.3%
Health Care Equipment & Supplies	5.2%
Pharmaceuticals	2.7%
Food & Staples Retailing	1.4%
All Others*	3.6%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 2.0%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	28,000	$364,560
Cepheid, Inc. (a)	70,000	570,500
deCODE genetics, Inc. (a)	100,000	564,000
MannKind Corp. (a)	6,300	116,046
Myogen, Inc. (a)	15,000	522,000
OSI Pharmaceuticals, Inc. (a)(e)	358,100	13,346,387
Theravance, Inc. (a)	12,800	339,712
		15,823,205
CHEMICALS - 0.0%
Fertilizers & Agricultural Chemicals - 0.0%
Bodisen Biotech, Inc. (a)(e)	33,100	390,580
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial & Professional Services - 0.7%
Advisory Board Co. (a)	45,000	2,286,900
FTI Consulting, Inc. (a)	127,500	2,848,350
		5,135,250
Human Resource & Employment Services - 0.1%
Kforce, Inc. (a)	69,700	858,007
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,993,257
DIVERSIFIED CONSUMER SERVICES - 3.8%
Specialized Consumer Services - 3.8%
Carriage Services, Inc. Class A	506,549	2,309,863
Service Corp. International (SCI)	1,161,830	9,759,372
Weight Watchers International, Inc.	422,900	17,956,334
		30,025,569
FOOD & STAPLES RETAILING - 0.3%
Food Retail - 0.3%
Safeway, Inc.	72,700	2,248,611
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
Health Care Equipment - 2.1%
Abiomed, Inc. (a)	500	7,460
Aspect Medical Systems, Inc. (a)	401,100	7,749,252
BioLase Technology, Inc. (a)	50,000	327,000
IDEXX Laboratories, Inc. (a)	800	73,608
Imaging Dynamics Co. Ltd. (a)	100,000	321,180
Kinetic Concepts, Inc. (a)	108,500	3,428,600
NeuroMetrix, Inc. (a)	57,700	1,564,247
Phonak Holding AG	15,000	895,832
Quidel Corp. (a)	40,000	457,600
Stereotaxis, Inc. (a)	80,000	890,400
Sysmex Corp.	10,000	411,431
William Demant Holding AS (a)	5,000	369,696
		16,496,306
Health Care Supplies - 3.2%
Align Technology, Inc. (a)	5,000	31,250
Inverness Medical Innovations, Inc. (a)	455,200	15,337,764

	Shares	Value (Note 1)
Inverness Medical Innovations, Inc. (a)(h)	4,600	$139,104
PolyMedica Corp.	233,834	9,491,322
		24,999,440
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		41,495,746
HEALTH CARE PROVIDERS & SERVICES - 72.0%
Health Care Distributors & Services - 9.8%
Cardinal Health, Inc.	150,000	10,113,000
Henry Schein, Inc. (a)	277,700	13,848,899
McKesson Corp.	800,000	40,640,000
MWI Veterinary Supply, Inc.	72,000	2,499,120
Patterson Companies, Inc. (a)	342,135	10,544,601
		77,645,620
Health Care Facilities - 14.2%
Acibadem Saglik Hizmetleri AS	276,000	3,146,856
Apollo Hospitals Enterprise Ltd.	801,565	7,603,994
Bangkok Dusit Medical Service PCL (For. Reg.)	1,622,600	1,241,345
Brookdale Senior Living, Inc.	427,500	20,447,325
Bumrungrad Hospital PCL (For. Reg.)	3,168,200	3,056,074
Capital Senior Living Corp. (a)	175,700	1,684,963
Community Health Systems, Inc. (a)	315,300	12,221,028
Emeritus Corp. (a)	131,500	2,587,920
HCA, Inc.	701,800	34,612,776
HealthSouth Corp.	2,180	10,595
Kindred Healthcare, Inc. (a)	100	3,114
LifePoint Hospitals, Inc. (a)	2,200	74,910
Manor Care, Inc.	115,000	6,003,000
Medi-Clinic Corp. Ltd.	280,000	814,581
Network Healthcare Holdings Ltd.	975,000	1,581,081
Odyssey Healthcare, Inc. (a)	43,400	696,136
Orpea (a)	23,000	1,591,250
Radiation Therapy Services, Inc. (a)(e)	70,964	2,052,279
Sun Healthcare Group, Inc. (a)	241,532	2,552,993
Sunrise Senior Living, Inc. (a)	37,900	1,118,429
U.S. Physical Therapy, Inc. (a)	291,552	4,265,406
United Surgical Partners International, Inc. (a)	38,750	1,093,525
Universal Health Services, Inc. Class B	63,700	3,606,694
		112,066,274
Health Care Services - 23.7%
Allion Healthcare, Inc. (e)	302,396	1,315,423
AMN Healthcare Services, Inc. (a)	208,700	5,008,800
Apria Healthcare Group, Inc. (a)	10,500	214,095
Caremark Rx, Inc.	489,500	28,361,630
DaVita, Inc. (a)	205,200	11,975,472
Diagnosticos Da America SA (a)	322,500	6,290,555
Emergency Medical Services Corp. Class A	240,600	3,801,480
Express Scripts, Inc. (a)	360,400	30,302,432
Health Grades, Inc. (a)(f)	1,936,675	8,560,104
HMS Holdings Corp. (a)	146,629	2,130,519
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
LHC Group, Inc. (a)	52,100	$1,250,400
Lincare Holdings, Inc. (a)	100	3,703
Medco Health Solutions, Inc. (a)	650,600	41,228,522
Nighthawk Radiology Holdings, Inc.	104,600	1,813,764
Omnicare, Inc. (e)	589,300	26,701,183
Providence Service Corp. (a)	46,700	1,112,394
Rural/Metro Corp. (a)(e)(f)	1,957,400	14,660,926
Visicu, Inc.	34,492	418,388
VistaCare, Inc. Class A (a)	131,100	1,730,520
		186,880,310
Managed Health Care - 24.3%
Aetna, Inc.	114,400	4,263,688
AMERIGROUP Corp. (a)	2,700	85,158
Centene Corp. (a)	1,800	27,810
Coventry Health Care, Inc. (a)	288,300	15,637,392
Health Net, Inc. (a)	821,200	34,334,372
Healthspring, Inc.	265,500	5,286,105
Humana, Inc. (a)	516,700	31,482,531
Molina Healthcare, Inc. (a)	1,473	54,560
Sierra Health Services, Inc. (a)	6,000	257,400
UnitedHealth Group, Inc.	1,188,301	61,732,236
WellPoint, Inc. (a)	505,000	39,092,050
		192,253,302
TOTAL HEALTH CARE PROVIDERS & SERVICES		568,845,506
HEALTH CARE TECHNOLOGY - 3.0%
Healthcare Technology - 3.0%
Cerner Corp. (a)	187,201	8,622,478
Computer Programs & Systems, Inc.	24,926	847,983
Eclipsys Corp. (a)	317,500	5,429,250
Emageon, Inc. (a)	126,298	1,946,252
Per-Se Technologies, Inc. (a)	37,561	856,015
Vital Images, Inc. (a)	122,597	3,599,448
WebMD Health Corp. Class A (e)	63,400	2,343,264
		23,644,690
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	74,900	3,365,257
Town Sports International Holdings, Inc. (a)	170,000	2,187,900
		5,553,157
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	75,000	1,097,949

	Shares	Value (Note 1)
INSURANCE - 1.2%
Life & Health Insurance - 1.1%
China Life Insurance Co. Ltd. ADR (e)	15,000	$1,066,050
Universal American Financial Corp. (a)	515,504	7,902,676
		8,968,726
Reinsurance - 0.1%
Platinum Underwriters Holdings Ltd.	15,000	445,500
TOTAL INSURANCE		9,414,226
LIFE SCIENCES TOOLS & SERVICES - 2.6%
Life Science Tools & Services - 2.6%
Covance, Inc. (a)	167,200	10,511,864
Exelixis, Inc. (a)	80,000	778,400
Pharmaceutical Product Development, Inc.	128,300	4,890,796
PRA International (a)	170,478	4,429,018
		20,610,078
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd. (a)	373,100	12,189,177
Natura Cosmeticos SA	111,100	1,420,878
		13,610,055
PHARMACEUTICALS - 3.3%
Pharmaceuticals - 3.3%
Allergan, Inc.	47,200	5,407,232
Atherogenics, Inc. (a)(e)	66,465	930,510
New River Pharmaceuticals, Inc. (a)(e)	50,500	1,317,040
Pfizer, Inc.	100,000	2,756,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	450,100	15,645,476
		26,056,258
SOFTWARE - 0.6%
Systems Software - 0.6%
DATATRAK International, Inc. (a)(e)	65,000	388,700
Quality Systems, Inc.	107,500	4,310,750
		4,699,450
TOTAL COMMON STOCKS (Cost $651,153,113)		769,508,337
Nonconvertible Bonds - 0.5%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Facilities - 0.2%
HealthSouth Corp. 10.75% 6/15/16 (g)	$1,500,000	1,530,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 0.3%
Rural/Metro Corp.:
0% 3/15/16 (d)	$2,790,000	$2,015,775
9.875% 3/15/15	20,000	20,400
		2,036,175
TOTAL HEALTH CARE PROVIDERS & SERVICES		3,566,175
TOTAL NONCONVERTIBLE BONDS (Cost $3,298,910)		3,566,175
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	10,909,458	10,909,458
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	19,302,733	19,302,733
TOTAL MONEY MARKET FUNDS (Cost $30,212,191)		30,212,191
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $684,664,214)		803,286,703
NET OTHER ASSETS - (1.7)%		(13,502,450)
NET ASSETS - 100%		$789,784,253
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)Security or a portion of the security is on loan at period end.
(f)Affiliated company

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,530,000 or 0.2% of net assets.

(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,104 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$139,150
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$124,963
Fidelity Securities Lending Cash Central Fund	163,182
Total	$288,145
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Health Grades, Inc.	$5,154,280	$4,560,700	$12,377	$-	$8,560,104
Rural/Metro Corp.	16,872,788	-	-	-	14,660,926
Total	$22,027,068	$4,560,700	$12,377	$-	$23,221,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,749,088) - See accompanying schedule: Unaffiliated issuers (cost $630,261,011)	$749,853,482
Affiliated Central Funds (cost $30,212,191)	30,212,191
Other affiliated issuers (cost $24,191,012)	23,221,030
Total Investments (cost $684,664,214)		$803,286,703
Foreign currency held at value (cost $909,356)		908,466
Receivable for investments sold		14,163,406
Receivable for fund shares sold		1,952,598
Dividends receivable		293,588
Interest receivable		77,238
Prepaid expenses		1,242
Other receivables		31,305
Total assets		820,714,546

Liabilities
Payable for investments purchased	$7,991,308
Payable for fund shares redeemed	2,969,421
Accrued management fee	371,224
Other affiliated payables	242,733
Other payables and accrued expenses	52,874
Collateral on securities loaned, at value	19,302,733
Total liabilities		30,930,293

Net Assets		$789,784,253
Net Assets consist of:
Paid in capital		$630,320,170
Accumulated net investment loss		(2,537,707)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,382,174
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,619,616
Net Assets, for 15,538,403 shares outstanding		$789,784,253
Net Asset Value, offering price and redemption price per share ($789,784,253 ÷ 15,538,403 shares)		$50.83

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,690,104
Interest		144,218
Income from affiliated Central Funds (including $163,182 from security lending)		288,145
Total income		2,122,467

Expenses
Management fee	$2,747,130
Transfer agent fees	1,444,216
Accounting and security lending fees	209,564
Independent trustees' compensation	2,068
Custodian fees and expenses	72,056
Registration fees	59,191
Audit	23,572
Legal	12,466
Interest	69,269
Miscellaneous	31,561
Total expenses before reductions	4,671,093
Expense reductions	(11,872)	4,659,221
Net investment income (loss)		(2,536,754)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $20,744)	45,337,005
Other affiliated issuers	(3,166)
Foreign currency transactions	15,131
Total net realized gain (loss)		45,348,970
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $214,748)	(120,844,443)
Assets and liabilities in foreign currencies	(3,967)
Total change in net unrealized appreciation (depreciation)		(120,848,410)
Net gain (loss)		(75,499,440)
Net increase (decrease) in net assets resulting from operations		$(78,036,194)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,536,754)	$(7,632,320)
Net realized gain (loss)	45,348,970	87,118,185
Change in net unrealized appreciation (depreciation)	(120,848,410)	181,514,309
Net increase (decrease) in net assets resulting from operations	(78,036,194)	261,000,174
Distributions to shareholders from net realized gain	(34,630,155)	(63,142,749)
Share transactions Proceeds from sales of shares	153,740,599	1,611,776,758
Reinvestment of distributions	33,010,520	60,447,547
Cost of shares redeemed	(754,294,997)	(1,106,838,737)
Net increase (decrease) in net assets resulting from share transactions	(567,543,878)	565,385,568
Redemption fees	133,432	435,074
Total increase (decrease) in net assets	(680,076,795)	763,678,067

Net Assets
Beginning of period	1,469,861,048	706,182,981
End of period (including accumulated net investment loss of $2,537,707 and accumulated net investment loss of $953, respectively)	$789,784,253	$1,469,861,048
Other Information Shares
Sold	3,013,537	31,776,334
Issued in reinvestment of distributions	626,981	1,194,823
Redeemed	(14,835,049)	(21,329,025)
Net increase (decrease)	(11,194,531)	11,642,132

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$54.98	$46.80	$32.76	$22.84	$26.49	$25.74
Income from Investment Operations
Net investment income (loss) E	(.13)	(.31)	(.28)	(.30)	(.28)	(.20)
Net realized and unrealized gain (loss)	(2.57)	11.41	14.28	10.20	(3.46)	.91
Total from investment operations	(2.70)	11.10	14.00	9.90	(3.74)	.71
Distributions from net realized gain	(1.46)	(2.94)	-	-	-	-
Redemption fees added to paid in capital E	.01	.02	.04	.02	.09	.04
Net asset value, end of period	$50.83	$54.98	$46.80	$32.76	$22.84	$26.49
Total Return B, C, D	(4.98)%	24.54%	42.86%	43.43%	(13.78)%	2.91%
Ratios to Average Net Assets F
Expenses before reductions	.96% A	.95%	1.03%	1.30%	1.25%	1.22%
Expenses net of fee waivers, if any	.96% A	.95%	1.03%	1.30%	1.25%	1.22%
Expenses net of all reductions	.96% A	.91%	.92%	1.24%	1.13%	1.19%
Net investment income (loss)	(.52)% A	(.60)%	(.72)%	(1.11)%	(.99)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$789,784	$1,469,861	$706,183	$210,255	$117,635	$139,252
Portfolio turnover rate	92% A	106%	244%	196%	269%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Allergan, Inc.	10.2	8.6
Johnson & Johnson	9.4	9.5
Inverness Medical Innovations, Inc.	6.6	3.8
Becton, Dickinson & Co.	6.5	6.4
Baxter International, Inc.	6.3	6.2
Alcon, Inc.	5.6	5.5
C.R. Bard, Inc.	5.0	4.2
Cooper Companies, Inc.	4.7	4.0
St. Jude Medical, Inc.	3.9	5.2
Brookdale Senior Living, Inc.	2.4	0.0
	60.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Health Care Equipment & Supplies	63.7%
Pharmaceuticals	20.2%
Health Care Providers & Services	5.0%
Health Care Technology	2.6%
Biotechnology	2.4%
All Others*	6.1%

As of February 28, 2006
Health Care Equipment & Supplies	72.2%
Pharmaceuticals	18.2%
Biotechnology	5.2%
Health Care Providers & Services	3.2%
Chemicals	0.3%
All Others*	0.9%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 2.4%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)(d)	545,800	$7,106,316
BioSphere Medical, Inc. (a)	36,509	232,562
deCODE genetics, Inc. (a)(d)	783,161	4,417,028
DUSA Pharmaceuticals, Inc. (a)(d)(e)	950,699	3,783,782
Epigenomics AG (a)	63,300	324,400
MannKind Corp. (a)(d)	86,000	1,584,120
Sirna Therapeutics, Inc. (a)(d)	122,400	691,560
Solexa, Inc. (a)(d)	277,261	2,412,171
		20,551,939
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.1%
Bodisen Biotech, Inc. (a)(d)	89,800	1,059,640
Specialty Chemicals - 0.2%
Lonza Group AG	24,283	1,584,403
TOTAL CHEMICALS		2,644,043
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
Advisory Board Co. (a)	35,500	1,804,110
HEALTH CARE EQUIPMENT & SUPPLIES - 63.7%
Health Care Equipment - 43.9%
Advanced Medical Optics, Inc. (a)	317,894	15,306,596
American Medical Systems Holdings, Inc. (a)	333,277	5,852,344
ArthroCare Corp. (a)	58,800	2,681,868
Aspect Medical Systems, Inc. (a)	947,006	18,296,156
Baxter International, Inc.	1,236,220	54,863,444
Becton, Dickinson & Co. (d)	805,800	56,164,260
BioLase Technology, Inc. (a)	113,200	740,328
Boston Scientific Corp. (a)	1,150,743	20,068,958
C.R. Bard, Inc.	579,200	43,544,256
Cochlear Ltd.	53,500	2,054,751
Conceptus, Inc. (a)	390,100	6,729,225
Conor Medsystems, Inc. (a)	156,700	4,230,900
Cytyc Corp. (a)	464,700	11,101,683
DexCom, Inc. (a)(d)	401,285	5,152,499
Edwards Lifesciences Corp. (a)	202,000	9,431,380
GN Store Nordic AS (d)	59,300	873,354
Greatbatch, Inc. (a)	170,500	4,170,430
IntraLase Corp. (a)	58,300	1,096,623
IRIS International, Inc. (a)	28,798	282,508
Kinetic Concepts, Inc. (a)	136,900	4,326,040
Kyphon, Inc. (a)	186,400	6,749,544
Mentor Corp.	104,800	5,086,992
Meridian Bioscience, Inc.	1,050	25,053
NeuroMetrix, Inc. (a)	618,800	16,775,668
NMT Medical, Inc. (a)(d)	136,904	1,935,823
Nobel Biocare Holding AG (Switzerland)	9,033	2,201,918

	Shares	Value (Note 1)
Northstar Neuroscience, Inc.	2,300	$27,025
NuVasive, Inc. (a)	101,600	2,088,896
Phonak Holding AG	18,600	1,110,831
ResMed, Inc. (a)	199,200	8,103,456
Respironics, Inc. (a)	247,800	9,146,298
Restore Medical, Inc.	487,222	3,410,554
Sonic Innovations, Inc. (a)	97,700	402,524
St. Jude Medical, Inc. (a)	923,400	33,620,994
Stereotaxis, Inc. (a)	522,029	5,810,183
Straumann Holding AG	5,049	1,048,200
Syneron Medical Ltd. (a)	71,300	1,689,810
The Spectranetics Corp. (a)	218,800	2,384,920
Thermogenesis Corp. (a)	1,990,388	8,359,630
Thoratec Corp. (a)	231,600	3,395,256
William Demant Holding AS (a)	14,200	1,049,937
		381,391,115
Health Care Supplies - 19.8%
Alcon, Inc.	410,100	48,305,679
Bausch & Lomb, Inc.	145,100	7,024,291
Cooper Companies, Inc.	810,600	40,513,788
DJO, Inc. (a)	66,900	2,580,333
Gen-Probe, Inc. (a)	100	4,861
Haemonetics Corp. (a)	18,500	861,730
Immucor, Inc. (a)	125,800	2,612,866
Inverness Medical Innovations, Inc. (a)	1,699,900	57,250,923
Inverness Medical Innovations, Inc. (a)(f)	20,683	694,949
Inverness Medical Innovations, Inc. (a)(f)	5,000	151,200
Medical Action Industries, Inc. (a)	10,830	264,685
Merit Medical Systems, Inc. (a)	255,800	3,586,316
NUCRYST Pharmaceuticals Corp.	577,105	7,153,115
Shamir Optical Industry Ltd. (a)	2,000	16,200
Utah Medical Products, Inc.	35,500	1,081,685
		172,102,621
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		553,493,736
HEALTH CARE PROVIDERS & SERVICES - 5.0%
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc.	434,400	20,777,352
Odyssey Healthcare, Inc. (a)	119,000	1,908,760
		22,686,112
Health Care Services - 2.2%
Air Methods Corp. (a)	55,800	1,300,140
Chemed Corp.	84,000	3,310,440
DaVita, Inc. (a)	25,400	1,482,344
Fresenius Medical Care AG sponsored ADR	33,600	1,473,360
Gentiva Health Services, Inc. (a)	78,400	1,416,688
Health Grades, Inc. (a)	276,400	1,221,688
Healthways, Inc. (a)	110,000	5,678,200
HMS Holdings Corp. (a)	38,300	556,499
Nighthawk Radiology Holdings, Inc.	37,550	651,117
QMed, Inc. (a)	60,900	282,576
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Visicu, Inc.	1,100	$13,343
VistaCare, Inc. Class A (a)	112,500	1,485,000
		18,871,395
Managed Health Care - 0.2%
Magellan Health Services, Inc. (a)	36,500	1,754,555
TOTAL HEALTH CARE PROVIDERS & SERVICES		43,312,062
HEALTH CARE TECHNOLOGY - 2.6%
Healthcare Technology - 2.6%
Allscripts Healthcare Solutions, Inc. (a)	113,600	2,312,896
Cerner Corp. (a)	279,800	12,887,588
Eclipsys Corp. (a)	260,000	4,446,000
Omnicell, Inc. (a)	82,500	1,478,400
WebMD Health Corp. Class A (d)	39,630	1,464,725
		22,589,609
HOTELS, RESTAURANTS & LEISURE - 0.5%
Leisure Facilities - 0.5%
Town Sports International Holdings, Inc. (a)	341,200	4,391,244
LIFE SCIENCES TOOLS & SERVICES - 2.3%
Life Science Tools & Services - 2.3%
Affymetrix, Inc. (a)	213,830	4,556,717
Exelixis, Inc. (a)	214,800	2,090,004
Illumina, Inc. (a)	32,474	1,093,724
Millipore Corp. (a)	36,900	2,368,242
QIAGEN NV (a)	293,200	4,239,672
Thermo Electron Corp. (a)	128,700	5,045,040
Ventana Medical Systems, Inc. (a)	9,100	424,424
		19,817,823
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	57,300	1,871,991
PHARMACEUTICALS - 20.2%
Pharmaceuticals - 20.2%
Allergan, Inc.	772,200	88,463,232
BioMimetics Therapeutics, Inc.	285,000	1,881,000
Johnson & Johnson	1,264,500	81,762,570
Medicis Pharmaceutical Corp. Class A	63,500	1,859,915
Valeant Pharmaceuticals International	93,900	1,846,074
		175,812,791

	Shares	Value (Note 1)
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	47,900	$1,920,790
TOTAL COMMON STOCKS (Cost $695,937,395)		848,210,138
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.31% (b)	9,919,803	9,919,803
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	29,012,775	29,012,775
TOTAL MONEY MARKET FUNDS (Cost $38,932,578)		38,932,578
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $734,869,973)		887,142,716
NET OTHER ASSETS - (2.1)%		(18,565,199)
NET ASSETS - 100%		$868,577,517
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $846,149 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$504,872
Inverness Medical Innovations, Inc.	8/17/06	$151,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$126,674
Fidelity Securities Lending Cash Central Fund	165,768
Total	$292,442
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DUSA Pharmaceuticals, Inc.	$8,302,700	$240,615	$1,690,471	$-	$3,783,782
Seracare Life Sciences, Inc.	8,349,208	-	5,001,763	-	-
Total	$16,651,908	$240,615	$6,692,234	$-	$3,783,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,484,786) - See accompanying schedule: Unaffiliated issuers (cost $687,469,207)	$844,426,356
Affiliated Central Funds (cost $38,932,578)	38,932,578
Other affiliated issuers (cost $8,468,188)	3,783,782
Total Investments (cost $734,869,973)		$887,142,716
Receivable for investments sold		11,122,286
Receivable for fund shares sold		1,299,229
Dividends receivable		596,340
Interest receivable		72,786
Prepaid expenses		1,122
Other receivables		30,011
Total assets		900,264,490

Liabilities
Payable for investments purchased	$1,063,398
Payable for fund shares redeemed	918,381
Accrued management fee	399,171
Other affiliated payables	249,160
Other payables and accrued expenses	44,088
Collateral on securities loaned, at value	29,012,775
Total liabilities		31,686,973

Net Assets		$868,577,517
Net Assets consist of:
Paid in capital		$706,748,752
Accumulated net investment loss		(1,040,308)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,596,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,272,821
Net Assets, for 36,804,437 shares outstanding		$868,577,517
Net Asset Value, offering price and redemption price per share ($868,577,517 ÷ 36,804,437 shares)		$23.60

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$2,928,183
Interest		5,617
Income from affiliated Central Funds (including $165,768 from security lending)		292,442
Total income		3,226,242

Expenses
Management fee	$2,579,160
Transfer agent fees	1,379,506
Accounting and security lending fees	200,453
Independent trustees' compensation	1,867
Custodian fees and expenses	26,387
Registration fees	20,815
Audit	18,390
Legal	9,992
Interest	20,091
Miscellaneous	30,757
Total expenses before reductions	4,287,418
Expense reductions	(20,868)	4,266,550
Net investment income (loss)		(1,040,308)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,703,133
Other affiliated issuers	(4,835,500)
Foreign currency transactions	(5,009)
Total net realized gain (loss)		16,862,624
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,387,694)
Assets and liabilities in foreign currencies	(253)
Total change in net unrealized appreciation (depreciation)		(24,387,947)
Net gain (loss)		(7,525,323)
Net increase (decrease) in net assets resulting from operations		$(8,565,631)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,040,308)	$(2,022,638)
Net realized gain (loss)	16,862,624	89,919,444
Change in net unrealized appreciation (depreciation)	(24,387,947)	(6,935,199)
Net increase (decrease) in net assets resulting from operations	(8,565,631)	80,961,607
Distributions to shareholders from net realized gain	(41,429,250)	(39,838,684)
Share transactions Proceeds from sales of shares	94,896,642	565,874,282
Reinvestment of distributions	39,751,814	38,098,805
Cost of shares redeemed	(331,215,982)	(496,658,412)
Net increase (decrease) in net assets resulting from share transactions	(196,567,526)	107,314,675
Redemption fees	22,870	100,516
Total increase (decrease) in net assets	(246,539,537)	148,538,114

Net Assets
Beginning of period	1,115,117,054	966,578,940
End of period (including accumulated net investment loss of $1,040,308 and $0, respectively)	$868,577,517	$1,115,117,054
Other Information Shares
Sold	4,127,011	23,177,404
Issued in reinvestment of distributions	1,728,340	1,520,304
Redeemed	(14,335,441)	(20,201,783)
Net increase (decrease)	(8,480,090)	4,495,925

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$24.62	$23.70	$20.99	$15.63	$16.02	$16.19
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.06)	(.09)	(.08)	(.07)
Net realized and unrealized gain (loss)	- H	1.80	2.88	5.97	(.21)	.23
Total from investment operations	(.03)	1.76	2.82	5.88	(.29)	.16
Distributions from net realized gain	(.99)	(.84)	(.11)	(.53)	(.11)	(.34)
Redemption fees added to paid in capital E	-H	-H	-H	.01	.01	.01
Net asset value, end of period	$23.60	$24.62	$23.70	$20.99	$15.63	$16.02
Total Return B, C, D	(.02)%	7.36%	13.49%	37.94%	(1.76)%	1.37%
Ratios to Average Net Assets F
Expenses before reductions	.94% A	.96%	1.00%	1.18%	1.33%	1.26%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	1.18%	1.33%	1.26%
Expenses net of all reductions	.93% A	.92%	.98%	1.15%	1.29%	1.23%
Net investment income (loss)	(.23)% A	(.18)%	(.28)%	(.46)%	(.55)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$868,578	$1,115,117	$966,579	$571,596	$155,970	$146,665
Portfolio turnover rate	61% A	99%	28%	33%	82%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	10.7	9.6
Pfizer, Inc.	10.0	7.0
Novartis AG sponsored ADR	6.2	6.5
Eli Lilly & Co.	5.2	0.0
Roche Holding AG (participation certificate)	5.2	3.1
Bristol-Myers Squibb Co.	5.1	0.0
Wyeth	4.8	6.0
AstraZeneca PLC sponsored ADR	4.6	3.4
GlaxoSmithKline PLC sponsored ADR	4.3	0.0
Takeda Pharamaceutical Co. Ltd.	4.3	3.1
	60.4
Top Industries (% of fund's net assets)
As of August 31, 2006
Pharmaceuticals	86.2%
Biotechnology	4.6%
Health Care Providers & Services	4.5%
Health Care Equipment & Supplies	0.6%
Health Care Technology	0.4%
All Others*	3.7%

As of February 28, 2006
Pharmaceuticals	69.0%
Health Care Providers & Services	11.5%
Biotechnology	8.6%
Health Care Equipment & Supplies	6.9%
Chemicals	1.2%
All Others*	2.8%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 4.6%
Biotechnology - 4.6%
Acambis PLC (a)	27,600	$72,000
Alnylam Pharmaceuticals, Inc. (a)	13,000	169,260
Amgen, Inc. (a)	1,500	101,895
Amylin Pharmaceuticals, Inc. (a)	6,060	274,700
Antigenics, Inc. (a)	12,100	23,353
Arena Pharmaceuticals, Inc. (a)	1,100	13,497
Biogen Idec, Inc. (a)	9,100	401,674
BioMarin Pharmaceutical, Inc. (a)	3,400	56,576
BioSphere Medical, Inc. (a)	24,800	157,976
Cephalon, Inc. (a)	5,400	307,908
CSL Ltd.	16,965	658,692
deCODE genetics, Inc. (a)	18,900	106,596
Genentech, Inc. (a)	14,600	1,204,792
Genmab AS (a)	5,100	190,078
Genzyme Corp. (a)	1,500	99,345
Gilead Sciences, Inc. (a)	3,000	190,200
Grifols SA	12,052	103,918
Human Genome Sciences, Inc. (a)	16,100	180,803
Incyte Corp. (a)	35,000	178,850
Insmed, Inc. (a)	60,000	72,600
Isis Pharmaceuticals, Inc. (a)	30,000	229,200
MannKind Corp. (a)(d)	90,000	1,657,800
MedImmune, Inc. (a)	3,600	99,504
Metabasis Therapeutics, Inc. (a)	3,000	17,670
Myogen, Inc. (a)	17,500	609,000
Neopharm, Inc. (a)	36,300	180,411
OSI Pharmaceuticals, Inc. (a)	24,000	894,480
Panacos Pharmaceuticals, Inc. (a)	19,200	108,480
Progenics Pharmaceuticals, Inc. (a)	4,500	101,880
Regeneron Pharmaceuticals, Inc. (a)	6,400	101,632
Renovis, Inc. (a)	20,200	297,748
Sangamo Biosciences, Inc. (a)(d)	25,000	138,250
SGX Pharmaceuticals, Inc.	7,800	19,110
Speedel Holding AG	790	102,642
Tanox, Inc. (a)	484	7,265
Tercica, Inc. (a)(d)	53,200	356,440
Theravance, Inc. (a)	2,900	76,966
Vion Pharmaceuticals, Inc. (a)	77,400	94,428
		9,657,619
CHEMICALS - 0.0%
Diversified Chemicals - 0.0%
Bayer AG sponsored ADR	1,800	89,280
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.4%
Becton, Dickinson & Co.	1,400	97,580
BioLase Technology, Inc. (a)	11,700	76,518
EPIX Pharmaceuticals, Inc. (a)	13,400	86,698
Hospira, Inc. (a)	2,700	98,901
NeuroMetrix, Inc. (a)	9,600	260,256
NuVasive, Inc. (a)	3,800	78,128

	Shares	Value (Note 1)
St. Jude Medical, Inc. (a)	4,000	$145,640
Varian Medical Systems, Inc. (a)	2,000	106,600
		950,321
Health Care Supplies - 0.2%
Bausch & Lomb, Inc.	2,100	101,661
Cooper Companies, Inc.	200	9,996
Gen-Probe, Inc. (a)	4,300	209,023
		320,680
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,271,001
HEALTH CARE PROVIDERS & SERVICES - 4.5%
Health Care Distributors & Services - 3.2%
AmerisourceBergen Corp.	29,700	1,311,552
Cardinal Health, Inc.	56,162	3,786,442
McKesson Corp.	32,530	1,652,524
		6,750,518
Health Care Facilities - 0.4%
Brookdale Senior Living, Inc.	14,700	703,101
Community Health Systems, Inc. (a)	2,600	100,776
		803,877
Health Care Services - 0.4%
Caremark Rx, Inc.	1,700	98,498
Express Scripts, Inc. (a)	1,200	100,896
Healthways, Inc. (a)	10,300	531,686
Medco Health Solutions, Inc. (a)	2,400	152,088
		883,168
Managed Health Care - 0.5%
CIGNA Corp.	900	101,763
UnitedHealth Group, Inc.	16,000	831,200
		932,963
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,370,526
HEALTH CARE TECHNOLOGY - 0.4%
Healthcare Technology - 0.4%
Cerner Corp. (a)	17,400	801,444
TriZetto Group, Inc. (a)	7,400	101,528
		902,972
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Science Tools & Services - 0.2%
Exelixis, Inc. (a)	24,400	237,412
Third Wave Technologies, Inc. (a)	25,100	102,910
		340,322
PHARMACEUTICALS - 86.2%
Pharmaceuticals - 86.2%
Abbott Laboratories	2,100	102,270
Abraxis BioScience, Inc. (a)	15,300	380,664
Adams Respiratory Therapeutics, Inc. (a)	8,100	330,480
Adolor Corp. (a)	3,900	97,305
Allergan, Inc.	36,150	4,141,344
Common Stocks - continued
	Shares	Value (Note 1)
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Altana AG	34,770	$2,053,632
Astellas Pharma, Inc.	108,600	4,403,390
AstraZeneca PLC sponsored ADR	149,730	9,753,412
Atherogenics, Inc. (a)	1,400	19,600
AVANIR Pharmaceuticals Class A (a)	15,450	109,232
Barr Pharmaceuticals, Inc. (a)	18,550	1,048,075
Biovail Corp.	31,210	508,825
Bristol-Myers Squibb Co.	490,000	10,657,500
Cardiome Pharma Corp. (a)	8,200	113,508
Chugai Pharmaceutical Co. Ltd.	3,700	81,946
Daiichi Sankyo Co. Ltd.	139,800	3,858,358
Eisai Co. Ltd.	74,900	3,566,515
Elan Corp. PLC sponsored ADR (a)	74,300	1,228,179
Eli Lilly & Co. (d)	196,800	11,007,024
Endo Pharmaceuticals Holdings, Inc. (a)	16,700	551,601
Forest Laboratories, Inc. (a)(d)	76,920	3,844,462
GlaxoSmithKline PLC sponsored ADR	161,100	9,147,258
H. Lundbeck AS	36,880	850,368
Inspire Pharmaceuticals, Inc. (a)	3,000	15,450
King Pharmaceuticals, Inc. (a)	7,400	120,028
Kos Pharmaceuticals, Inc. (a)	4,000	195,600
Labopharm, Inc. (a)	14,400	105,137
Medicines Co. (a)	4,400	99,264
Medicis Pharmaceutical Corp. Class A	6,400	187,456
Merck & Co., Inc.	556,300	22,557,963
MGI Pharma, Inc. (a)	5,200	78,676
Mylan Laboratories, Inc. (d)	35,347	718,251
New River Pharmaceuticals, Inc. (a)	800	20,864
Novartis AG sponsored ADR	229,240	13,094,189
Novo Nordisk AS:
Series B	17,650	1,305,027
Series B sponsored ADR (d)	31,800	2,346,204
Ono Pharmaceutical Co. Ltd.	19,500	908,599
Pfizer, Inc.	765,400	21,094,424
Roche Holding AG (participation certificate)	59,683	11,003,553
Sanofi-Aventis	100	8,990
Sanofi-Aventis sponsored ADR	125,356	5,634,752

	Shares	Value (Note 1)
Schering-Plough Corp.	363,190	$7,608,831
Shionogi & Co. Ltd.	56,000	1,006,516
Shire PLC	3,600	61,146
Taisho Pharmaceutical Co. Ltd.	49,000	957,920
Takeda Pharamaceutical Co. Ltd.	138,100	9,140,397
Teva Pharmaceutical Industries Ltd. sponsored ADR	148,901	5,175,799
Valeant Pharmaceuticals International	9,700	190,702
ViroPharma, Inc. (a)	1,800	22,518
Wyeth	206,120	10,038,044
		181,551,248
TOTAL COMMON STOCKS (Cost $186,644,364)		203,182,968
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 5.31% (b)	8,526,237	8,526,237
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	18,065,075	18,065,075
TOTAL MONEY MARKET FUNDS (Cost $26,591,312)		26,591,312
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $213,235,676)		229,774,280
NET OTHER ASSETS - (9.1)%		(19,154,154)
NET ASSETS - 100%		$210,620,126
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$44,206
Fidelity Securities Lending Cash Central Fund	76,139
Total	$120,345
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	58.5%
Switzerland	11.5%
Japan	11.3%
United Kingdom	8.9%
France	2.7%
Israel	2.5%
Denmark	2.2%
Germany	1.0%
Others (individually less than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,749,930) - See accompanying schedule: Unaffiliated issuers (cost $186,644,364)	$203,182,968
Affiliated Central Funds (cost $26,591,312)	26,591,312
Total Investments (cost $213,235,676)		$229,774,280
Receivable for investments sold		714,875
Receivable for fund shares sold		4,543,059
Dividends receivable		652,188
Interest receivable		12,480
Prepaid expenses		101
Other receivables		16,224
Total assets		235,713,207

Liabilities
Payable for investments purchased	$6,442,157
Payable for fund shares redeemed	411,608
Accrued management fee	89,860
Other affiliated payables	58,339
Other payables and accrued expenses	26,042
Collateral on securities loaned, at value	18,065,075
Total liabilities		25,093,081

Net Assets		$210,620,126
Net Assets consist of:
Paid in capital		$194,524,584
Undistributed net investment income		865,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,307,959)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,538,212
Net Assets, for 19,778,587 shares outstanding		$210,620,126
Net Asset Value, offering price and redemption price per share ($210,620,126 ÷ 19,778,587 shares)		$10.65

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,536,197
Interest		7
Income from affiliated Central Funds (including $76,139 from security lending)		120,345
Total income		1,656,549

Expenses
Management fee	$458,683
Transfer agent fees	278,525
Accounting and security lending fees	41,579
Independent trustees' compensation	295
Custodian fees and expenses	25,145
Registration fees	28,737
Audit	16,299
Legal	1,342
Interest	1,585
Miscellaneous	5,726
Total expenses before reductions	857,916
Expense reductions	(9,039)	848,877
Net investment income (loss)		807,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(809,631)
Foreign currency transactions	49,735
Total net realized gain (loss)		(759,896)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $192)	8,344,871
Assets and liabilities in foreign currencies	(511)
Total change in net unrealized appreciation (depreciation)		8,344,360
Net gain (loss)		7,584,464
Net increase (decrease) in net assets resulting from operations		$8,392,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$807,672	$259,282
Net realized gain (loss)	(759,896)	9,714,264
Change in net unrealized appreciation (depreciation)	8,344,360	10,590,843
Net increase (decrease) in net assets resulting from operations	8,392,136	20,564,389
Distributions to shareholders from net investment income	(141,797)	(167,947)
Distributions to shareholders from net realized gain	(4,395,701)	-
Total distributions	(4,537,498)	(167,947)
Share transactions Proceeds from sales of shares	130,786,219	127,608,958
Reinvestment of distributions	4,294,563	139,899
Cost of shares redeemed	(70,811,542)	(101,231,583)
Net increase (decrease) in net assets resulting from share transactions	64,269,240	26,517,274
Redemption fees	24,854	56,069
Total increase (decrease) in net assets	68,148,732	46,969,785

Net Assets
Beginning of period	142,471,394	95,501,609
End of period (including undistributed net investment income of $865,289 and undistributed net investment income of $128,024, respectively)	$210,620,126	$142,471,394
Other Information Shares
Sold	12,658,796	13,503,357
Issued in reinvestment of distributions	415,737	14,823
Redeemed	(6,981,227)	(10,882,911)
Net increase (decrease)	6,093,306	2,635,269

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004G	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$8.64	$8.95	$7.00	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02	-H	(.01)	(.02)	(.03)
Net realized and unrealized gain (loss)	.51	1.77	(.31)	1.95	(2.22)	(.75)
Total from investment operations	.56	1.79	(.31)	1.94	(2.24)	(.78)
Distributions from net investment income	(.01)	(.02)	-	-	-	-
Distributions from net realized gain	(.31)	-	-	-	-	-
Total distributions	(.32)	(.02)	-	-	-	-
Redemption fees added to paid in capital E	- H	-H	-H	.01	.01	.01
Net asset value, end of period	$10.65	$10.41	$8.64	$8.95	$7.00	$9.23
Total Return B, C, D	5.47%	20.68%	(3.46)%	27.86%	(24.16)%	(7.70)%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A	1.11%	1.20%	1.59%	1.80%	1.69% A
Expenses net of fee waivers, if any	1.05% A	1.11%	1.20%	1.59%	1.80%	1.69% A
Expenses net of all reductions	1.04% A	1.03%	1.19%	1.57%	1.74%	1.68% A
Net investment income (loss)	.99% A	.23%	.05%	(.10)%	(.26)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$210,620	$142,471	$95,502	$87,158	$50,456	$60,706
Portfolio turnover rate	176% A	207%	42%	80%	140%	26% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share. I For the period June 18, 2001 (commencement of operations) to February 28, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Biotechnology Portfolio	$1,527,574,500	$291,948,158	$(115,748,729)	$176,199,429
Health Care Portfolio	1,798,152,643	466,858,105	(42,527,546)	424,330,559
Medical Delivery Portfolio	685,821,581	138,442,744	(20,977,622)	117,465,122
Medical Equipment and Systems Portfolio	737,569,854	187,279,327	(37,706,465)	149,572,862
Pharmaceuticals Portfolio	215,891,878	19,090,886	(5,208,484)	13,882,402

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases	Sales
Biotechnology Portfolio	$270,838,852	$413,467,625
Health Care Portfolio	797,403,712	1,034,449,859
Medical Delivery Portfolio	455,854,739	1,074,619,608
Medical Equipment and Systems Portfolio	281,192,347	538,499,578
Pharmaceuticals Portfolio	198,309,424	143,883,390

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.27%	.57%
Health Care Portfolio	.30%	.27%	.57%
Medical Delivery Portfolio	.30%	.27%	.57%
Medical Equipment and Systems Portfolio	.30%	.27%	.57%
Pharmaceuticals Portfolio	.30%	.27%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.31%
Health Care Portfolio	.27%
Medical Delivery Portfolio	.30%
Medical Equipment and Systems Portfolio	.30%
Pharmaceuticals Portfolio	.34%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Biotechnology Portfolio	$14,115
Health Care Portfolio	10,890
Medical Delivery Portfolio	23,760
Medical Equipment and Systems Portfolio	11,888
Pharmaceuticals Portfolio	1,343

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$2,479
Health Care Portfolio	2,280
Medical Delivery Portfolio	9,385
Medical Equipment and Systems Portfolio	2,749
Pharmaceuticals Portfolio	439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$4,921,286	4.92%	$4,708
Health Care Portfolio	Borrower	4,183,174	4.94%	13,201
Medical Delivery Portfolio	Borrower	11,021,731	4.93%	39,278
Medical Equipment and Systems Portfolio	Borrower	5,437,741	4.93%	20,091
Pharmaceuticals Portfolio	Borrower	1,860,500	5.11%	1,585

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Biotechnology Portfolio	$2,333
Health Care Portfolio	3,156
Medical Delivery Portfolio	1,757
Medical Equipment and Systems Portfolio	1,450
Pharmaceuticals Portfolio	205

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Health Care Portfolio	$1,422,250	5.25%
Medical Delivery Portfolio	$15,322,500	5.03%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Biotechnology Portfolio	$11,654	$10,244
Health Care Portfolio	-	20,020
Medical Delivery Portfolio	6,452	5,420
Medical Equipment and Systems Portfolio	16,474	4,394
Pharmaceuticals Portfolio	8,388	651

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Biotechnology
Select Health Care
Select Medical Delivery
Select Medical Equipment and Systems
Select Pharmaceuticals

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Health Care Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each of Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, and Medical Equipment and Systems Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Health Care Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because Pharmaceuticals Portfolio had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Health Care Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Biotechnology Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Health Care Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Medical Delivery Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Equipment and Systems Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Pharmaceuticals Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the fund's three-year cumulative total return compared favorably to its benchmark.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Health Care Portfolio

Medical Delivery Portfolio

Semiannual Report

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELHC-USAN-1006
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Select Portfolios®

Natural Resources Sector

Energy

Energy Service

Gold

Natural Gas

Natural Resources

Paper and Forest Products

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Natural Resources Sector
Energy	<Click Here>
Energy Service	<Click Here>
Gold	<Click Here>
Natural Gas	<Click Here>
Natural Resources	<Click Here>
Paper and Forest Products	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Energy Portfolio
Actual	$1,000.00	$1,054.20	$4.66
Hypothetical A	$1,000.00	$1,020.67	$4.58
Energy Service Portfolio
Actual	$1,000.00	$1,018.60	$4.53
Hypothetical A	$1,000.00	$1,020.72	$4.53
Gold Portfolio
Actual	$1,000.00	$1,105.60	$4.83
Hypothetical A	$1,000.00	$1,020.62	$4.63
Natural Gas Portfolio
Actual	$1,000.00	$1,054.30	$4.66
Hypothetical A	$1,000.00	$1,020.67	$4.58
Natural Resources Portfolio
Actual	$1,000.00	$1,052.50	$4.86
Hypothetical A	$1,000.00	$1,020.47	$4.79
Paper and Forest Products Portfolio
Actual	$1,000.00	$1,005.00	$6.32
Hypothetical A	$1,000.00	$1,018.90	$6.36

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Energy Portfolio	.90%
Energy Service Portfolio	.89%
Gold Portfolio	.91%
Natural Gas Portfolio	.90%
Natural Resources Portfolio	.94%
Paper and Forest Products Portfolio	1.25%

Semiannual Report

Energy Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Halliburton Co.	6.1	5.9
ConocoPhillips	5.7	3.7
Exxon Mobil Corp.	5.4	1.7
Schlumberger Ltd. (NY Shares)	5.3	4.9
Smith International, Inc.	4.3	2.8
Valero Energy Corp.	4.3	3.2
National Oilwell Varco, Inc.	4.1	4.3
GlobalSantaFe Corp.	3.9	4.1
Chesapeake Energy Corp.	2.9	2.5
Noble Corp.	2.7	1.5
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Oil, Gas & Consumable Fuels	49.7%
Energy Equipment & Services	38.1%
Independent Power Producers & Energy Traders	2.8%
Machinery	1.9%
Construction & Engineering	1.7%
All Others*	5.8%

As of February 28, 2006
Oil, Gas & Consumable Fuels	50.4%
Energy Equipment & Services	37.3%
Independent Power Producers & Energy Traders	3.1%
Construction & Engineering	2.6%
Machinery	2.3%
All Others*	4.3%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Energy Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
AIRLINES - 0.1%
Airlines - 0.1%
UAL Corp. (a)	90,800	$2,270,000
CHEMICALS - 0.4%
Diversified Chemicals - 0.3%
Ashland, Inc.	144,100	9,098,474
Specialty Chemicals - 0.1%
Tokuyama Corp.	78,600	1,089,333
TOTAL CHEMICALS		10,187,807
CONSTRUCTION & ENGINEERING - 1.7%
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	335,000	9,048,350
Fluor Corp.	192,300	16,618,566
Jacobs Engineering Group, Inc. (a)	113,500	9,884,715
SNC-Lavalin Group, Inc.	409,100	11,285,134
		46,836,765
ELECTRIC UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	438,700	26,751,926
Reliant Energy, Inc. (a)	23,800	320,348
		27,072,274
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	251,500	8,815,075
Evergreen Solar, Inc. (a)	289,800	2,950,164
Suntech Power Holdings Co. Ltd. sponsored ADR	36,300	1,052,700
		12,817,939
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	855,200	23,941,810
TOTAL ELECTRICAL EQUIPMENT		36,759,749
ENERGY EQUIPMENT & SERVICES - 38.1%
Oil & Gas Drilling - 12.2%
Diamond Offshore Drilling, Inc.	987,000	71,537,760
ENSCO International, Inc.	112,600	5,032,094
GlobalSantaFe Corp.	2,178,900	107,245,458
Noble Corp.	1,135,900	74,276,501
Pride International, Inc. (a)	1,947,216	50,491,311
Transocean, Inc. (a)	427,900	28,562,325
		337,145,449
Oil & Gas Equipment & Services - 25.9%
Baker Hughes, Inc.	936,650	66,670,747
BJ Services Co.	252,200	8,652,982
Halliburton Co.	5,146,364	167,874,394
Hydril Co. (a)	114,000	7,461,300

	Shares	Value (Note 1)
Key Energy Services, Inc. (a)	530,000	$7,950,000
National Oilwell Varco, Inc. (a)	1,745,950	114,010,535
Oil States International, Inc. (a)	355,800	11,371,368
Schlumberger Ltd. (NY Shares) (d)	2,356,460	144,450,998
Smith International, Inc.	2,834,297	118,955,445
Superior Energy Services, Inc. (a)	569,100	18,171,363
Veritas DGC, Inc. (a)	88,400	5,265,988
W-H Energy Services, Inc. (a)	141,400	7,136,458
Weatherford International Ltd. (a)	793,600	34,124,800
		712,096,378
TOTAL ENERGY EQUIPMENT & SERVICES		1,049,241,827
GAS UTILITIES - 0.9%
Gas Utilities - 0.9%
Questar Corp.	183,900	15,914,706
Xinao Gas Holdings Ltd.	9,239,000	8,790,845
		24,705,551
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.8%
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	1,390,500	29,534,220
Dynegy, Inc. Class A (a)	263,000	1,630,600
Mirant Corp. (a)	717,600	20,788,872
NRG Energy, Inc.	301,000	15,242,640
TXU Corp.	133,400	8,832,414
		76,028,746
MACHINERY - 1.9%
Construction & Farm Machinery & Heavy Trucks - 1.9%
Bucyrus International, Inc. Class A	626,000	32,320,380
Joy Global, Inc.	455,100	19,815,054
		52,135,434
MULTI-UTILITIES - 1.2%
Multi-Utilities - 1.2%
Dominion Resources, Inc. (d)	408,800	32,659,032
OIL, GAS & CONSUMABLE FUELS - 49.7%
Coal & Consumable Fuels - 4.0%
Arch Coal, Inc.	344,800	11,292,200
CONSOL Energy, Inc.	1,246,800	45,470,796
Foundation Coal Holdings, Inc.	346,000	12,428,320
Peabody Energy Corp.	896,300	39,499,941
		108,691,257
Integrated Oil & Gas - 18.7%
BG Group PLC sponsored ADR	29,500	1,928,415
BP PLC sponsored ADR	21,300	1,449,465
Chevron Corp.	1,131,532	72,870,661
ConocoPhillips	2,453,826	155,646,183
ENI Spa sponsored ADR	488,950	29,904,182
Exxon Mobil Corp.	2,195,110	148,543,094
Hess Corp.	5,200	238,056
Husky Energy, Inc.	122,400	8,469,331
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OAO Gazprom sponsored ADR	409,750	$19,155,813
Occidental Petroleum Corp.	765,800	39,048,142
OMV AG	204,590	10,909,464
Royal Dutch Shell PLC Class A sponsored ADR	1,300	89,622
Suncor Energy, Inc. (d)	350,800	27,183,588
Total SA sponsored ADR	3,700	249,491
		515,685,507
Oil & Gas Exploration & Production - 20.3%
Cabot Oil & Gas Corp.	593,100	30,283,686
Canadian Natural Resources Ltd.	1,399,900	73,496,966
Chesapeake Energy Corp.	2,527,900	79,805,803
Comstock Resources, Inc. (a)	156,300	4,495,188
EnCana Corp.	309,876	16,260,570
Energy Partners Ltd. (a)(d)	735,500	18,350,725
EOG Resources, Inc.	129,700	8,407,154
Forest Oil Corp. (a)	25,600	867,072
Houston Exploration Co. (a)	234,200	15,023,930
Hugoton Royalty Trust	416,107	11,759,184
Mariner Energy, Inc. (a)	133,218	2,517,820
Nexen, Inc.	304,300	17,727,203
Plains Exploration & Production Co. (a)	1,025,305	45,123,673
Quicksilver Resources, Inc. (a)	636,350	23,939,487
Range Resources Corp.	2,254,500	63,080,910
Talisman Energy, Inc.	1,118,900	19,638,704
Ultra Petroleum Corp. (a)	1,320,200	65,534,728
UTS Energy Corp. (a)	2,736,400	11,759,613
XTO Energy, Inc.	1,126,400	51,555,328
		559,627,744
Oil & Gas Refining & Marketing - 4.3%
Valero Energy Corp.	2,052,932	117,838,297
Oil & Gas Storage & Transport - 2.4%
El Paso Corp.	564,600	8,197,992
Energy Transfer Equity LP	236,500	6,411,515
Enterprise GP Holdings LP	169,400	6,013,700
OMI Corp.	1,051,500	23,679,780

	Shares	Value (Note 1)
Overseas Shipholding Group, Inc.	226,500	$15,107,550
Williams Companies, Inc.	266,300	6,558,969
		65,969,506
TOTAL OIL, GAS & CONSUMABLE FUELS		1,367,812,311
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	5,800	81,195
TOTAL COMMON STOCKS (Cost $2,268,723,116)		2,725,790,691
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.31% (b)	32,271,501	32,271,501
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	44,566,550	44,566,550
TOTAL MONEY MARKET FUNDS (Cost $76,838,051)		76,838,051
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,345,561,167)	2,802,628,742
NET OTHER ASSETS - (1.9)%	(52,153,699)
NET ASSETS - 100%	$2,750,475,043
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,087,094
Fidelity Securities Lending Cash Central Fund	171,462
Total	$1,258,556
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.2%
Canada	9.1%
Cayman Islands	6.9%
Netherlands Antilles	5.3%
Italy	1.1%
Others (individually less than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,659,744) - See accompanying schedule: Unaffiliated issuers (cost $2,268,723,116)	$2,725,790,691
Affiliated Central Funds (cost $76,838,051)	76,838,051
Total Investments (cost $2,345,561,167)		$2,802,628,742
Receivable for investments sold		656,654
Receivable for fund shares sold		3,381,903
Dividends receivable		3,776,871
Interest receivable		174,990
Prepaid expenses		1,714
Other receivables		23,171
Total assets		2,810,644,045

Liabilities
Payable for investments purchased	$190,530
Payable for fund shares redeemed	13,263,688
Accrued management fee	1,335,506
Other affiliated payables	729,708
Other payables and accrued expenses	83,020
Collateral on securities loaned, at value	44,566,550
Total liabilities		60,169,002

Net Assets		$2,750,475,043
Net Assets consist of:
Paid in capital		$2,145,077,395
Undistributed net investment income		3,105,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		145,223,410
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		457,068,400
Net Assets, for 55,474,306 shares outstanding		$2,750,475,043
Net Asset Value, offering price and redemption price per share ($2,750,475,043 ÷ 55,474,306 shares)		$49.58

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$14,267,106
Interest		41,138
Income from affiliated Central Funds		1,258,556
Total income		15,566,800

Expenses
Management fee	$7,810,202
Transfer agent fees	3,727,418
Accounting and security lending fees	527,350
Independent trustees' compensation	5,372
Custodian fees and expenses	67,698
Registration fees	132,474
Audit	23,018
Legal	23,946
Interest	15,138
Miscellaneous	67,361
Total expenses before reductions	12,399,977
Expense reductions	(17,105)	12,382,872
Net investment income (loss)		3,183,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,624,699
Foreign currency transactions	26,487
Total net realized gain (loss)		151,651,186
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,364,020)
Assets and liabilities in foreign currencies	(1,239)
Total change in net unrealized appreciation (depreciation)		(40,365,259)
Net gain (loss)		111,285,927
Net increase (decrease) in net assets resulting from operations		$114,469,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,183,928	$5,195,545
Net realized gain (loss)	151,651,186	241,102,758
Change in net unrealized appreciation (depreciation)	(40,365,259)	263,292,874
Net increase (decrease) in net assets resulting from operations	114,469,855	509,591,177
Distributions to shareholders from net investment income	(1,032,361)	(4,035,148)
Distributions to shareholders from net realized gain	(121,302,415)	(107,681,031)
Total distributions	(122,334,776)	(111,716,179)
Share transactions Proceeds from sales of shares	867,271,083	2,697,973,308
Reinvestment of distributions	117,901,557	107,368,613
Cost of shares redeemed	(775,136,877)	(1,805,743,615)
Net increase (decrease) in net assets resulting from share transactions	210,035,763	999,598,306
Redemption fees	505,009	1,466,118
Total increase (decrease) in net assets	202,675,851	1,398,939,422
Net Assets
Beginning of period	2,547,799,192	1,148,859,770
End of period (including undistributed net investment income of $3,105,838 and undistributed net investment income of $1,501,978, respectively)	$2,750,475,043	$2,547,799,192
Other Information Shares
Sold	16,849,040	61,223,035
Issued in reinvestment of distributions	2,292,912	2,375,548
Redeemed	(15,447,649)	(41,499,308)
Net increase (decrease)	3,694,303	22,099,275

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$49.20	$38.71	$26.52	$20.63	$23.45	$26.41
Income from Investment Operations
Net investment income (loss) D	.06	.12	.19	.13	.12	.19
Net realized and unrealized gain (loss)	2.68	12.87	12.43	5.89	(2.81)	(2.44)
Total from investment operations	2.74	12.99	12.62	6.02	(2.69)	(2.25)
Distributions from net investment income	(.02)	(.09)	(.17)	(.14)	(.14)	(.04)
Distributions from net realized gain	(2.35)	(2.44)	(.28)	-	-	(.69)
Total distributions	(2.37)	(2.53)	(.45)	(.14)	(.14)	(.73)
Redemption fees added to paid in capital D	.01	.03	.02	.01	.01	.02
Net asset value, end of period	$49.58	$49.20	$38.71	$26.52	$20.63	$23.45
Total Return B, C	5.42%	34.39%	48.07%	29.34%	(11.46)%	(8.57)%
Ratios to Average Net Assets E
Expenses before reductions	.90% A	.94%	.97%	1.18%	1.22%	1.16%
Expenses net of fee waivers, if any	.90% A	.94%	.97%	1.18%	1.22%	1.16%
Expenses net of all reductions	.90% A	.89%	.93%	1.17%	1.21%	1.12%
Net investment income (loss)	.23% A	.27%	.62%	.59%	.54%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,750,475	$2,547,799	$1,148,860	$286,847	$194,294	$224,570
Portfolio turnover rate	103% A	128%	91%	33%	73%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	8.4	7.0
Noble Corp.	6.5	6.9
GlobalSantaFe Corp.	6.2	7.3
Diamond Offshore Drilling, Inc.	5.9	6.8
Schlumberger Ltd. (NY Shares)	5.8	4.9
Halliburton Co.	5.6	7.0
Weatherford International Ltd.	5.5	4.9
Baker Hughes, Inc.	4.4	4.9
Transocean, Inc.	3.8	4.0
McDermott International, Inc.	3.5	1.0
	55.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Energy Equipment & Services	91.8%
Industrial Conglomerates	3.5%
Oil, Gas & Consumable Fuels	3.2%
Electrical Equipment	0.8%
Electronic Equipment & Instruments	0.6%
All Others*	0.1%

As of February 28, 2006
Energy Equipment & Services	94.3%
Oil, Gas & Consumable Fuels	4.4%
Construction & Engineering	1.0%
All Others*	0.3%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Energy Service Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - 0.8%
Heavy Electrical Equipment - 0.8%
Vestas Wind Systems AS (a)	457,000	$12,793,975
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Sunpower Corp. Class A (d)	335,500	10,756,130
ENERGY EQUIPMENT & SERVICES - 91.8%
Oil & Gas Drilling - 29.2%
Atwood Oceanics, Inc. (a)(d)	202,100	8,690,300
Diamond Offshore Drilling, Inc. (d)	1,382,300	100,189,104
ENSCO International, Inc.	851,500	38,053,535
GlobalSantaFe Corp.	2,142,310	105,444,498
Grey Wolf, Inc. (a)	1,200	8,772
Helmerich & Payne, Inc.	7,200	176,616
Hercules Offshore, Inc.	241,900	7,721,448
Noble Corp.	1,687,650	110,355,434
Patterson-UTI Energy, Inc.	1,300	35,620
Petrojarl ASA sponsored ADR	24,800	260,400
Pride International, Inc. (a)	1,760,786	45,657,181
Rowan Companies, Inc.	386,100	13,204,620
TODCO Class A	3,300	122,199
Transocean, Inc. (a)	967,827	64,602,452
		494,522,179
Oil & Gas Equipment & Services - 62.6%
Acergy SA (a)	289,000	5,097,203
Baker Hughes, Inc.	1,058,336	75,332,356
Basic Energy Services, Inc.	418,200	11,960,520
BJ Services Co.	472,074	16,196,859
Cameron International Corp. (a)	1,119,500	53,635,245
Carbo Ceramics, Inc.	3,800	151,772
Compagnie Generale de Geophysique SA (a)	23,700	3,825,919
Complete Production Services, Inc.	286,700	6,364,740
Core Laboratories NV (a)	187,600	13,764,212
Dresser-Rand Group, Inc.	555,800	11,366,110
Dril-Quip, Inc. (a)	235,200	18,061,008
FMC Technologies, Inc. (a)(d)	560,700	32,980,374
Global Industries Ltd. (a)	837,800	15,013,376
Grant Prideco, Inc. (a)	1,195,005	49,628,558
Halliburton Co.	2,890,234	94,279,433
Hanover Compressor Co. (a)(d)	636,100	11,971,402
Hornbeck Offshore Services, Inc. (a)	406,300	13,655,743
Hydril Co. (a)	302,600	19,805,170
Key Energy Services, Inc. (a)	1,200	18,000

	Shares	Value (Note 1)
Lone Star Technologies, Inc. (a)	95,400	$4,324,482
Maverick Tube Corp. (a)	4,400	282,788
National Oilwell Varco, Inc. (a)	2,177,695	142,203,486
Oceaneering International, Inc. (a)	1,134,400	40,804,368
Oil States International, Inc. (a)	575,500	18,392,980
Petroleum Geo-Services ASA sponsored ADR (a)	24,800	1,289,600
RPC, Inc.	506,950	10,362,058
Schlumberger Ltd. (NY Shares)	1,598,590	97,993,567
Smith International, Inc.	1,005,356	42,194,791
Superior Energy Services, Inc. (a)	583,500	18,631,155
Superior Well Services, Inc. (a)	51,100	1,100,183
TETRA Technologies, Inc. (a)	632,200	17,581,482
TGS Nopec Geophysical Co. ASA (a)	523,000	9,265,715
Tidewater, Inc.	5,800	276,138
Universal Compression Holdings, Inc. (a)	464,400	25,277,292
Veritas DGC, Inc. (a)	468,100	27,884,717
W-H Energy Services, Inc. (a)	1,119,900	56,521,353
Warrior Energy Service Corp. (a)	8,400	160,440
Weatherford International Ltd. (a)	2,168,810	93,258,830
		1,060,913,425
TOTAL ENERGY EQUIPMENT & SERVICES		1,555,435,604
INDUSTRIAL CONGLOMERATES - 3.5%
Industrial Conglomerates - 3.5%
McDermott International, Inc. (a)	1,230,650	59,317,330
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Joy Global, Inc.	50,400	2,194,416
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 2.9%
Cabot Oil & Gas Corp.	84,900	4,334,994
EOG Resources, Inc.	55,700	3,610,474
Helix Energy Solutions Group, Inc. (a)	785,600	30,214,176
Plains Exploration & Production Co. (a)	103,800	4,568,238
Quicksilver Resources, Inc. (a)	80,062	3,011,932
Ultra Petroleum Corp. (a)	70,700	3,509,548
		49,249,362
Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	101,800	5,843,320
TOTAL OIL, GAS & CONSUMABLE FUELS		55,092,682
TOTAL COMMON STOCKS (Cost $1,280,862,052)		1,695,590,137
Money Market Funds - 2.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	15,831,973	$15,831,973
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	19,101,325	19,101,325
TOTAL MONEY MARKET FUNDS (Cost $34,933,298)		34,933,298
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,315,795,350)	1,730,523,435
NET OTHER ASSETS - (2.1)%	(35,310,427)
NET ASSETS - 100%	$1,695,213,008
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$545,221
Fidelity Securities Lending Cash Central Fund	95,244
Total	$640,465
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.1%
Cayman Islands	12.7%
Netherlands Antilles	5.8%
Panama	3.5%
Others (individually less than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,887,602) - See accompanying schedule: Unaffiliated issuers (cost $1,280,862,052)	$1,695,590,137
Affiliated Central Funds (cost $34,933,298)	34,933,298
Total Investments (cost $1,315,795,350)		$1,730,523,435
Receivable for fund shares sold		1,878,820
Dividends receivable		531,220
Interest receivable		13,114
Prepaid expenses		1,024
Other receivables		35,098
Total assets		1,732,982,711

Liabilities
Payable for investments purchased	$751,353
Payable for fund shares redeemed	16,554,219
Accrued management fee	842,087
Other affiliated payables	459,763
Other payables and accrued expenses	60,956
Collateral on securities loaned, at value	19,101,325
Total liabilities		37,769,703

Net Assets		$1,695,213,008
Net Assets consist of:
Paid in capital		$1,207,926,264
Accumulated net investment loss		(4,372,107)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		76,930,780
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		414,728,071
Net Assets, for 24,988,861 shares outstanding		$1,695,213,008
Net Asset Value, offering price and redemption price per share ($1,695,213,008 ÷ 24,988,861 shares)		$67.84

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$3,415,792
Interest		2,951
Income from affiliated Central Funds		640,465
Total income		4,059,208

Expenses
Management fee	$5,354,573
Transfer agent fees	2,376,533
Accounting and security lending fees	371,454
Independent trustees' compensation	3,785
Custodian fees and expenses	41,645
Registration fees	166,333
Audit	20,900
Legal	16,551
Interest	60,033
Miscellaneous	41,258
Total expenses before reductions	8,453,065
Expense reductions	(22,707)	8,430,358
Net investment income (loss)		(4,371,150)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,561,289
Foreign currency transactions	7,199
Total net realized gain (loss)		89,568,488
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,459,134)
Assets and liabilities in foreign currencies	(159)
Total change in net unrealized appreciation (depreciation)		(93,459,293)
Net gain (loss)		(3,890,805)
Net increase (decrease) in net assets resulting from operations		$(8,261,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,371,150)	$(2,557,504)
Net realized gain (loss)	89,568,488	59,949,764
Change in net unrealized appreciation (depreciation)	(93,459,293)	254,167,467
Net increase (decrease) in net assets resulting from operations	(8,261,955)	311,559,727
Distributions to shareholders from net realized gain	(40,157,576)	-
Share transactions Proceeds from sales of shares	926,683,101	1,674,189,408
Reinvestment of distributions	38,491,076	-
Cost of shares redeemed	(957,448,889)	(1,149,311,141)
Net increase (decrease) in net assets resulting from share transactions	7,725,288	524,878,267
Redemption fees	1,831,176	1,385,968
Total increase (decrease) in net assets	(38,863,067)	837,823,962
Net Assets
Beginning of period	1,734,076,075	896,252,113
End of period (including accumulated net investment loss of $4,372,107 and accumulated net investment loss of $957, respectively)	$1,695,213,008	$1,734,076,075
Other Information Shares
Sold	12,372,132	27,015,130
Issued in reinvestment of distributions	516,174	-
Redeemed	(13,390,438)	(19,650,559)
Net increase (decrease)	(502,132)	7,364,571

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$68.03	$49.44	$35.65	$29.73	$30.75	$38.51
Income from Investment Operations
Net investment income (loss) D	(.17)	(.12) F	(.20)	(.24)	(.21) E	(.14)
Net realized and unrealized gain (loss)	1.51 G	18.64	13.95	6.14	(.85)	(7.71)
Total from investment operations	1.34	18.52	13.75	5.90	(1.06)	(7.85)
Distributions from net realized gain	(1.60)	-	-	-	-	-
Redemption fees added to paid in capital D	.07	.07	.04	.02	.04	.09
Net asset value, end of period	$67.84	$68.03	$49.44	$35.65	$29.73	$30.75
Total Return B, C	1.86%	37.60%	38.68%	19.91%	(3.32)%	(20.15)%
Ratios to Average Net Assets H
Expenses before reductions	.89% A	.94%	.98%	1.14%	1.15%	1.13%
Expenses net of fee waivers, if any	.89% A	.94%	.98%	1.14%	1.15%	1.13%
Expenses net of all reductions	.89% A	.91%	.96%	1.13%	1.12%	1.07%
Net investment income (loss)	(.46)% A	(.21)% F	(.53)%	(.79)%	(.68)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,695,213	$1,734,076	$896,252	$463,384	$455,122	$526,138
Portfolio turnover rate	98% A	58%	34%	23%	64%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Meridian Gold, Inc.	9.5	9.5
Newcrest Mining Ltd.	9.1	6.9
Aber Diamond Corp.	8.2	7.7
Cambior, Inc.	6.2	4.9
Barrick Gold Corp.	5.4	6.1
Newmont Mining Corp.	4.6	8.4
Teck Cominco Ltd. Class B (sub. vtg.)	4.3	3.3
Compania de Minas Buenaventura SA	3.8	4.0
Freeport-McMoRan Copper & Gold, Inc. Class B	3.8	0.4
Lonmin PLC	3.4	0.9
	58.3
Top Industries (% of fund's net assets)
As of August 31, 2006
Gold	54.8%
Precious Metals & Minerals	26.4%
Diversified Metals & Mining	9.2%
All Others*	9.6%

As of February 28, 2006
Gold	57.2%
Precious Metals & Minerals	23.0%
Diversified Metals & Mining	5.2%
All Others*	14.6%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Gold Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1)
Australia - 9.5%
METALS & MINING - 9.5%
Gold - 9.3%
Bendigo Mining Ltd. (a)	2,000,000	$2,420,454
Newcrest Mining Ltd.	9,499,971	141,447,205
		143,867,659
Precious Metals & Minerals - 0.2%
Central Asia Gold Ltd. (a)(e)	12,025,834	3,948,400
TOTAL METALS & MINING		147,816,059
Bermuda - 1.2%
METALS & MINING - 1.2%
Precious Metals & Minerals - 1.2%
Aquarius Platinum Ltd. (Australia)	1,063,500	18,636,213
Canada - 52.3%
METALS & MINING - 52.3%
Diversified Metals & Mining - 4.3%
Teck Cominco Ltd. Class B (sub. vtg.)	1,000,000	66,588,257
Gold - 34.2%
Arizona Star Resource Corp. (a)(e)	2,800,000	30,398,987
Barrick Gold Corp.	2,500,000	83,687,687
Bema Gold Corp. (a)	5,000,000	27,096,716
Bema Gold Corp. unit (a)	1,200,000	7,723,298
Cambior, Inc. (a)(e)	27,500,000	96,783,679
Coral Gold Resources Ltd. (a)	319,500	1,133,122
Crystallex International Corp. (a)(d)(e)	14,000,000	38,758,708
Goldcorp, Inc. (d)	1,300,000	35,931,421
High River Gold Mines Ltd.:
warrants 10/26/06 (a)	1,500,000	368,799
warrants 1/27/08 (a)	332,500	219,372
IAMGOLD Corp.	3,500,000	38,252,058
Meridian Gold, Inc. (a)	5,000,000	147,878,402
Orezone Resources, Inc. Class A (a)(e)	10,000,000	15,742,332
Tone Resources Ltd. (a)(e)	1,472,800	2,198,607
White Knight Resources Ltd. (a)	2,242,500	4,260,608
		530,433,796
Precious Metals & Minerals - 13.8%
Aber Diamond Corp. (e)	3,499,990	126,218,765
Minefinders Corp. Ltd. (a)(e)	4,275,900	41,780,259
Nevada Pacific Gold Ltd. (a)	1,981,900	2,402,738
Pan American Silver Corp. (a)(d)	500,000	11,340,003
Shore Gold, Inc. (a)	6,000,000	30,127,567
SouthernEra Diamonds, Inc. Class A (a)	2,389,500	886,361
		212,755,693
TOTAL METALS & MINING		809,777,746

	Shares	Value (Note 1)
Cayman Islands - 1.6%
METALS & MINING - 1.6%
Precious Metals & Minerals - 1.6%
Apex Silver Mines Ltd. (a)	1,500,000	$25,005,000
Papua New Guinea - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Lihir Gold Ltd. (a)	13,000,020	29,679,234
Peru - 3.8%
METALS & MINING - 3.8%
Precious Metals & Minerals - 3.8%
Compania de Minas Buenaventura SA	400,000	11,041,924
Compania de Minas Buenaventura SA sponsored ADR (d)	1,700,000	47,515,000
		58,556,924
South Africa - 6.0%
METALS & MINING - 6.0%
Diversified Metals & Mining - 0.5%
African Rainbow Minerals Ltd. (a)	1,000,000	8,322,938
Gold - 3.1%
Gold Fields Ltd. sponsored ADR	1,000,000	19,880,000
Harmony Gold Mining Co. Ltd. (a)	1,211,990	16,664,863
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	588,010	8,085,138
Western Areas Ltd.	500,000	3,045,045
		47,675,046
Precious Metals & Minerals - 2.4%
Impala Platinum Holdings Ltd.	200,000	37,006,237
TOTAL METALS & MINING		93,004,221
United Kingdom - 5.3%
METALS & MINING - 5.3%
Diversified Metals & Mining - 0.6%
African Platinum PLC (a)(d)	18,000,000	9,511,229
Gold - 1.3%
Randgold Resources Ltd. sponsored ADR (a)(d)	900,000	20,196,000
Precious Metals & Minerals - 3.4%
Lonmin PLC	1,008,803	51,710,957
TOTAL METALS & MINING		81,418,186
United States of America - 8.8%
METALS & MINING - 8.8%
Diversified Metals & Mining - 3.8%
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	1,000,000	58,210,000
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
METALS & MINING - CONTINUED
Gold - 5.0%
Newmont Mining Corp.	1,400,000	$71,750,000
US Gold Corp. (subscription receipt) (f)	728,400	6,140,874
		77,890,874
TOTAL METALS & MINING		136,100,874
TOTAL COMMON STOCKS (Cost $1,142,443,671)		1,399,994,457
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 5.31% (b)	138,186,057	138,186,057
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	34,313,980	34,313,980
TOTAL MONEY MARKET FUNDS (Cost $172,500,037)		172,500,037
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,314,943,708)	1,572,494,494
NET OTHER ASSETS - (1.5)%	(22,743,626)
NET ASSETS - 100%	$1,549,750,868
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,140,874 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. (subscription receipt)	2/8/06	$3,277,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$4,602,013
Fidelity Securities Lending Cash Central Fund	333,531
Total	$4,935,544
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aber Diamond Corp.	$101,949,189	$42,793,742	$12,253,783	$1,380,631	$126,218,765
Arizona Star Resource Corp.	15,418,356	10,415,853	-	-	30,398,987
Bolivar Gold Corp.	31,025,393	-	31,022,986	-	-
Cambior, Inc.	65,449,104	18,819,726	-	-	96,783,679
Central Asia Gold Ltd.	-	4,104,140	-	-	3,948,400
Crystallex International Corp.	42,908,067	-	6,023,354	-	38,758,708
Minefinders Corp. Ltd.	29,636,932	4,727,146	203,700	-	41,780,259
Orezone Resources, Inc. Class A	14,417,110	5,744,298	-	-	15,742,332
Tone Resources Ltd.	-	2,251,225	-	-	2,198,607
Total	$300,804,151	$88,856,130	$49,503,823	$1,380,631	$355,829,737
Income Tax Information

The fund has a capital loss carryforward of $11,923,858 which was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,958,664) - See accompanying schedule: Unaffiliated issuers (cost $849,344,878)	$1,044,164,720
Affiliated Central Funds (cost $172,500,037)	172,500,037
Other affiliated issuers (cost $293,098,793)	355,829,737
Total Investments (cost $1,314,943,708)		$1,572,494,494
Receivable for investments sold		18,410,531
Receivable for fund shares sold		4,359,941
Dividends receivable		152,590
Interest receivable		673,667
Prepaid expenses		637
Other receivables		29,732
Total assets		1,596,121,592

Liabilities
Payable for investments purchased	$7,320,432
Payable for fund shares redeemed	3,567,423
Accrued management fee	719,349
Other affiliated payables	377,297
Other payables and accrued expenses	72,243
Collateral on securities loaned, at value	34,313,980
Total liabilities		46,370,724

Net Assets		$1,549,750,868
Net Assets consist of:
Paid in capital		$1,284,815,729
Undistributed net investment income		6,383,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,054,846
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		257,496,664
Net Assets, for 43,319,642 shares outstanding		$1,549,750,868
Net Asset Value, offering price and redemption price per share ($1,549,750,868 ÷ 43,319,642 shares)		$35.77

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends (including $1,380,631 received from other affiliated issuers)		$5,455,876
Special dividends		2,671,632
Interest		598
Income from affiliated Central Funds		4,935,544
Total income		13,063,650

Expenses
Management fee	$4,245,577
Transfer agent fees	1,937,486
Accounting and security lending fees	302,587
Independent trustees' compensation	3,176
Custodian fees and expenses	167,832
Registration fees	118,345
Audit	19,626
Legal	12,675
Miscellaneous	31,645
Total expenses before reductions	6,838,949
Expense reductions	(161,599)	6,677,350
Net investment income (loss)		6,386,300
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,386,862
Other affiliated issuers	10,976,203
Foreign currency transactions	(319,601)
Total net realized gain (loss)		63,043,464
Change in net unrealized appreciation (depreciation) on: Investment securities	48,767,196
Assets and liabilities in foreign currencies	(216,491)
Total change in net unrealized appreciation (depreciation)		48,550,705
Net gain (loss)		111,594,169
Net increase (decrease) in net assets resulting from operations		$117,980,469
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,386,300	$1,051,643
Net realized gain (loss)	63,043,464	215,186,894
Change in net unrealized appreciation (depreciation)	48,550,705	130,381,517
Net increase (decrease) in net assets resulting from operations	117,980,469	346,620,054
Distributions to shareholders from net investment income	(754,152)	(507,609)
Distributions to shareholders from net realized gain	(152,346,932)	(106,134,254)
Total distributions	(153,101,084)	(106,641,863)
Share transactions Proceeds from sales of shares	940,643,028	1,098,070,139
Reinvestment of distributions	146,439,112	102,614,627
Cost of shares redeemed	(829,494,630)	(821,889,539)
Net increase (decrease) in net assets resulting from share transactions	257,587,510	378,795,227
Redemption fees	1,618,489	1,675,648
Total increase (decrease) in net assets	224,085,384	620,449,066
Net Assets
Beginning of period	1,325,665,484	705,216,418
End of period (including undistributed net investment income of $6,383,629 and undistributed net investment income of $1,049,798, respectively)	$1,549,750,868	$1,325,665,484
Other Information Shares
Sold	26,063,494	35,716,956
Issued in reinvestment of distributions	3,963,166	3,522,978
Redeemed	(23,618,803)	(28,011,502)
Net increase (decrease)	6,407,857	11,228,432

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$35.91	$27.46	$27.21	$22.73	$18.25	$12.38
Income from Investment Operations
Net investment income (loss) D	.15 E	.04	.02 F	(.01)	.05	.25 G
Net realized and unrealized gain (loss)	3.73	12.21	.18	5.85	4.67	5.78
Total from investment operations	3.88	12.25	.20	5.84	4.72	6.03
Distributions from net investment income	(.02)	(.02)	-	(1.42)	(.36)	(.22)
Distributions from net realized gain	(4.04)	(3.84)	-	-	-	-
Total distributions	(4.06)	(3.86)	-	(1.42)	(.36)	(.22)
Redemption fees added to paid in capital D	.04	.06	.05	.06	.12	.06
Net asset value, end of period	$35.77	$35.91	$27.46	$27.21	$22.73	$18.25
Total Return B, C	10.56%	48.84%	.92%	26.79%	26.68%	49.79%
Ratios to Average Net Assets H
Expenses before reductions	.91% A	.97%	1.00%	1.12%	1.18%	1.29%
Expenses net of fee waivers, if any	.91% A	.97%	1.00%	1.12%	1.18%	1.29%
Expenses net of all reductions	.89% A	.82%	.89%	1.04%	1.11%	1.24%
Net investment income (loss)	.85% A, E	.13%	.07% F	(.03)%	.22%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,549,751	$1,325,665	$705,216	$735,744	$686,029	$443,849
Portfolio turnover rate	61% A	108%	79%	41%	44%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Range Resources Corp.	8.8	6.0
Plains Exploration & Production Co.	8.3	5.4
Valero Energy Corp.	7.7	6.1
Quicksilver Resources, Inc.	7.1	4.6
Canadian Natural Resources Ltd.	4.6	5.8
Ultra Petroleum Corp.	3.8	3.2
Halliburton Co.	3.3	3.5
Forest Oil Corp.	3.1	2.7
Smith International, Inc.	2.8	1.9
Chesapeake Energy Corp.	2.7	3.2
	52.2
Top Industries (% of fund's net assets)
As of August 31, 2006
Oil, Gas & Consumable Fuels	73.0%
Energy Equipment & Services	21.6%
Metals & Mining	1.5%
Independent Power Producers & Energy Traders	0.9%
Machinery	0.8%
All Others*	2.2%

As of February 28, 2006
Oil, Gas & Consumable Fuels	71.6%
Energy Equipment & Services	19.7%
Independent Power Producers & Energy Traders	2.1%
Electric Utilities	2.0%
Multi-utilities	1.4%
All Others*	3.2%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CHEMICALS - 0.2%
Commodity Chemicals - 0.2%
MG Technologies AG	128,400	$2,099,098
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	39,400	3,404,948
ELECTRIC UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	116,200	7,085,876
ELECTRICAL EQUIPMENT - 0.2%
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	98,900	2,768,762
ENERGY EQUIPMENT & SERVICES - 21.6%
Oil & Gas Drilling - 9.4%
Cathedral Energy Services Income Trust (d)	476,000	4,349,588
Diamond Offshore Drilling, Inc.	93,800	6,798,624
ENSCO International, Inc.	354,400	15,838,136
GlobalSantaFe Corp.	731,900	36,024,118
Noble Corp.	546,100	35,709,479
Pride International, Inc. (a)	957,000	24,815,010
Rowan Companies, Inc.	190,400	6,511,680
Savanna Energy Services Corp. (a)	68,700	1,513,476
		131,560,111
Oil & Gas Equipment & Services - 12.2%
Baker Hughes, Inc.	17,500	1,245,650
Carbo Ceramics, Inc.	185,400	7,404,876
Complete Production Services, Inc.	28,100	623,820
Halliburton Co.	1,416,800	46,216,016
Hydril Co. (a)	105,100	6,878,795
National Oilwell Varco, Inc. (a)	477,128	31,156,458
Schlumberger Ltd. (NY Shares)	195,900	12,008,670
Smith International, Inc.	931,190	39,082,044
TETRA Technologies, Inc. (a)	250,600	6,969,186
Veritas DGC, Inc. (a)	104,100	6,201,237
W-H Energy Services, Inc. (a)	171,700	8,665,699
Weatherford International Ltd. (a)	65,200	2,803,600
		169,256,051
TOTAL ENERGY EQUIPMENT & SERVICES		300,816,162
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
Energen Corp.	49,400	2,155,816
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	257,300	5,465,052

	Shares	Value (Note 1)
Canadian Hydro Developers, Inc. (a)	272,800	$1,280,948
NRG Energy, Inc.	122,700	6,213,528
		12,959,528
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	80,000	3,856,000
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Bucyrus International, Inc. Class A	218,400	11,275,992
METALS & MINING - 1.5%
Diversified Metals & Mining - 0.2%
Titanium Metals Corp.	120,600	3,111,480
Steel - 1.3%
Oregon Steel Mills, Inc. (a)	363,600	17,514,612
TOTAL METALS & MINING		20,626,092
OIL, GAS & CONSUMABLE FUELS - 73.0%
Coal & Consumable Fuels - 2.3%
Alpha Natural Resources, Inc. (a)	213,400	3,868,942
Cameco Corp.	69,400	2,840,546
CONSOL Energy, Inc.	150,100	5,474,147
International Coal Group, Inc. (a)(d)	962,100	6,003,504
KFX, Inc. (a)(d)	596,500	9,555,930
Peabody Energy Corp.	87,100	3,838,497
		31,581,566
Integrated Oil & Gas - 1.1%
Hess Corp.	109,100	4,994,598
OAO Gazprom sponsored ADR	230,300	10,766,525
		15,761,123
Oil & Gas Exploration & Production - 60.1%
Apache Corp.	408,200	26,647,296
Aurora Oil & Gas Corp. (d)	2,878,100	13,124,136
Cabot Oil & Gas Corp.	217,400	11,100,444
Canadian Natural Resources Ltd.	1,221,400	64,125,434
Chesapeake Energy Corp. (d)	1,204,900	38,038,693
Denbury Resources, Inc. (a)	273,900	8,493,639
EnCana Corp.	244,100	12,809,011
Encore Acquisition Co. (a)	176,950	4,786,498
Energy Partners Ltd. (a)(d)	423,600	10,568,820
EOG Resources, Inc.	560,400	36,325,128
Forest Oil Corp. (a)	1,277,200	43,258,764
Gastar Exploration Ltd. (a)	431,400	1,202,128
Goodrich Petroleum Corp. (d)	44,900	1,422,432
Helix Energy Solutions Group, Inc. (a)	179,700	6,911,262
Hugoton Royalty Trust	98,726	2,789,997
Mariner Energy, Inc. (a)	429,289	8,113,562
Newfield Exploration Co. (a)	358,500	15,501,540
Noble Energy, Inc.	693,100	34,253,002
Paramount Resources Ltd. Class A (a)	41,400	1,288,483
Penn Virginia Corp.	39,800	2,825,402
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Penn West Energy Trust (d)	55,100	$2,290,641
Plains Exploration & Production Co. (a)	2,632,900	115,873,929
Quicksilver Resources, Inc. (a)(d)	2,620,700	98,590,734
Range Resources Corp. (d)	4,361,600	122,037,567
Southwestern Energy Co. (a)	853,800	29,328,030
Talisman Energy, Inc.	2,102,000	36,893,875
Ultra Petroleum Corp. (a)	1,053,700	52,305,668
XTO Energy, Inc.	755,600	34,583,812
		835,489,927
Oil & Gas Refining & Marketing - 8.6%
Tesoro Corp.	101,200	6,538,532
Valero Energy Corp.	1,867,100	107,171,540
Western Refining, Inc.	247,600	5,835,932
		119,546,004
Oil & Gas Storage & Transport - 0.9%
DCP Midstream Partners LP	73,100	2,059,227
Plains All American Pipeline LP	124,400	5,722,400
Williams Partners LP	129,100	4,625,653
		12,407,280
TOTAL OIL, GAS & CONSUMABLE FUELS		1,014,785,900
TOTAL COMMON STOCKS (Cost $1,136,719,184)		1,381,834,174
Money Market Funds - 9.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	6,331,067	$6,331,067
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	119,619,575	119,619,575
TOTAL MONEY MARKET FUNDS (Cost $125,950,642)		125,950,642
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $1,262,669,826)	1,507,784,816
NET OTHER ASSETS - (8.5)%	(118,349,977)
NET ASSETS - 100%	$1,389,434,839
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$396,400
Fidelity Securities Lending Cash Central Fund	137,954
Total	$534,354
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.3%
Canada	13.1%
Cayman Islands	5.2%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,416,177) - See accompanying schedule: Unaffiliated issuers (cost $1,136,719,184)	$1,381,834,174
Affiliated Central Funds (cost $125,950,642)	125,950,642
Total Investments (cost $1,262,669,826)		$1,507,784,816
Receivable for investments sold		21,263,660
Receivable for fund shares sold		1,842,817
Dividends receivable		538,762
Interest receivable		49,017
Prepaid expenses		1,128
Other receivables		34,226
Total assets		1,531,514,426

Liabilities
Payable for investments purchased	$16,078,306
Payable for fund shares redeemed	5,278,787
Accrued management fee	673,531
Other affiliated payables	377,378
Other payables and accrued expenses	52,010
Collateral on securities loaned, at value	119,619,575
Total liabilities		142,079,587

Net Assets		$1,389,434,839
Net Assets consist of:
Paid in capital		$1,080,237,868
Distributions in excess of net investment income		(2,135,558)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		66,216,796
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		245,115,733
Net Assets, for 34,888,187 shares outstanding		$1,389,434,839
Net Asset Value, offering price and redemption price per share ($1,389,434,839 ÷ 34,888,187 shares)		$39.83

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$3,770,051
Interest		955
Income from affiliated Central Funds		534,354
Total income		4,305,360

Expenses
Management fee	$4,045,132
Transfer agent fees	1,924,915
Accounting and security lending fees	295,059
Independent trustees' compensation	2,880
Custodian fees and expenses	34,611
Registration fees	54,775
Audit	19,702
Legal	15,229
Interest	19,686
Miscellaneous	39,245
Total expenses before reductions	6,451,234
Expense reductions	(10,395)	6,440,839

Net investment income (loss)		(2,135,479)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,728,665
Foreign currency transactions	(53,086)
Total net realized gain (loss)		69,675,579
Change in net unrealized appreciation (depreciation) on: Investment securities	5,474,857
Assets and liabilities in foreign currencies	2,443
Total change in net unrealized appreciation (depreciation)		5,477,300
Net gain (loss)		75,152,879
Net increase (decrease) in net assets resulting from operations		$73,017,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,135,479)	$(3,363,919)
Net realized gain (loss)	69,675,579	165,345,128
Change in net unrealized appreciation (depreciation)	5,477,300	100,302,804
Net increase (decrease) in net assets resulting from operations	73,017,400	262,284,013
Distributions to shareholders from net realized gain	(42,196,975)	(152,139,802)
Share transactions Proceeds from sales of shares	388,769,857	1,819,254,857
Reinvestment of distributions	40,440,009	145,498,281
Cost of shares redeemed	(626,535,022)	(1,468,412,444)
Net increase (decrease) in net assets resulting from share transactions	(197,325,156)	496,340,694
Redemption fees	360,863	1,555,343
Total increase (decrease) in net assets	(166,143,868)	608,040,248
Net Assets
Beginning of period	1,555,578,707	947,538,459
End of period (including distributions in excess of net investment income of $2,135,558 and accumulated net investment loss of $79, respectively)	$1,389,434,839	$1,555,578,707
Other Information Shares
Sold	9,654,725	48,076,717
Issued in reinvestment of distributions	990,206	4,018,204
Redeemed	(15,789,065)	(39,599,586)
Net increase (decrease)	(5,144,134)	12,495,335

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$38.86	$34.41	$23.00	$17.42	$17.91	$23.26
Income from Investment Operations
Net investment income (loss) D	(.06)	(.09)	.01	(.09)	.05	.14
Net realized and unrealized gain (loss)	2.19	8.58	11.83	5.65	(.45)	(5.35)
Total from investment operations	2.13	8.49	11.84	5.56	(.40)	(5.21)
Distributions from net investment income	-	-	(.02)	-	(.10)	(.03)
Distributions from net realized gain	(1.17)	(4.08)	(.44)	-	-	(.13)
Total distributions	(1.17)	(4.08)	(.46)	-	(.10)	(.16)
Redemption fees added to paid in capital D	.01	.04	.03	.02	.01	.02
Net asset value, end of period	$39.83	$38.86	$34.41	$23.00	$17.42	$17.91
Total Return B, C	5.43%	26.28%	52.01%	32.03%	(2.17)%	(22.47)%
Ratios to Average Net Assets E
Expenses before reductions	.90% A	.95%	.98%	1.21%	1.30%	1.17%
Expenses net of fee waivers, if any	.90% A	.95%	.98%	1.21%	1.30%	1.17%
Expenses net of all reductions	.90% A	.88%	.94%	1.14%	1.24%	1.13%
Net investment income (loss)	(.30)% A	(.24)%	.02%	(.46)%	.27%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,389,435	$1,555,579	$947,538	$224,475	$163,005	$185,685
Portfolio turnover rate	58% A	148%	190%	171%	108%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd. (NY Shares)	4.5	3.3
GlobalSantaFe Corp.	4.0	4.4
ConocoPhillips	3.9	3.5
Halliburton Co.	3.6	4.2
Valero Energy Corp.	3.6	2.5
National Oilwell Varco, Inc.	3.5	3.9
Alcoa, Inc.	3.3	3.0
Smith International, Inc.	3.3	3.1
Chesapeake Energy Corp.	3.0	1.7
Exxon Mobil Corp.	2.9	0.2
	35.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Oil, Gas & Consumable Fuels	41.5%
Energy Equipment & Services	30.6%
Metals & Mining	14.9%
Machinery	2.4%
Chemicals	1.9%
All Others*	8.7%

As of February 28, 2006
Oil, Gas & Consumable Fuels	36.9%
Energy Equipment & Services	29.3%
Metals & Mining	16.5%
Machinery	3.7%
Construction & Engineering	3.2%
All Others*	10.4%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
AIRLINES - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc. (a)	162,580	$1,861,541
CHEMICALS - 1.9%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	35,600	658,244
Formosa Chemicals & Fibre Corp.	1,456,830	2,101,399
Georgia Gulf Corp.	20,650	548,051
Tokai Carbon Co. Ltd.	22,000	150,858
		3,458,552
Diversified Chemicals - 0.3%
Ashland, Inc.	54,300	3,428,502
Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc.	67,900	1,576,941
CF Industries Holdings, Inc.	170,200	2,699,372
Mosaic Co.	481,200	7,814,688
Terra Nitrogen Co. LP	89,401	1,815,734
		13,906,735
Specialty Chemicals - 0.1%
Tokuyama Corp.	132,000	1,829,413
TOTAL CHEMICALS		22,623,202
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc.	7,200	300,888
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	387,500	10,466,375
Fluor Corp.	44,800	3,871,616
Infrasource Services, Inc. (a)	64,700	1,118,663
		15,456,654
CONTAINERS & PACKAGING - 0.6%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc.	8,900	134,924
Paper Packaging - 0.6%
Smurfit-Stone Container Corp.	297,700	3,390,803
Temple-Inland, Inc.	74,200	3,303,384
		6,694,187
TOTAL CONTAINERS & PACKAGING		6,829,111
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 0.3%
Q-Cells AG	53,200	2,344,699
Suntech Power Holdings Co. Ltd. sponsored ADR	53,000	1,537,000
		3,881,699

	Shares	Value (Note 1)
Heavy Electrical Equipment - 0.9%
Areva (investment certificates)(non-vtg.)	100	$61,485
Vestas Wind Systems AS (a)	383,400	10,733,501
		10,794,986
TOTAL ELECTRICAL EQUIPMENT		14,676,685
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	38,300	2,144,034
ENERGY EQUIPMENT & SERVICES - 30.6%
Oil & Gas Drilling - 11.2%
Diamond Offshore Drilling, Inc.	272,700	19,765,296
ENSCO International, Inc.	48,600	2,171,934
GlobalSantaFe Corp.	980,600	48,265,132
Nabors Industries Ltd. (a)	2,600	85,488
Noble Corp.	447,600	29,268,564
Patterson-UTI Energy, Inc.	50,000	1,370,000
Pride International, Inc. (a)	733,500	19,019,655
Rowan Companies, Inc.	1,000	34,200
TODCO Class A	1,400	51,842
Transocean, Inc. (a)	192,000	12,816,000
		132,848,111
Oil & Gas Equipment & Services - 19.4%
Baker Hughes, Inc.	259,190	18,449,144
BJ Services Co.	143,400	4,920,054
Cameron International Corp. (a)	3,000	143,730
FMC Technologies, Inc. (a)	2,300	135,286
Global Industries Ltd. (a)	4,900	87,808
Grant Prideco, Inc. (a)	13,700	568,961
Halliburton Co.	1,302,700	42,494,074
Hydril Co. (a)	64,700	4,234,615
Key Energy Services, Inc. (a)	219,300	3,289,500
Maverick Tube Corp. (a)	2,400	154,248
National Oilwell Varco, Inc. (a)	636,911	41,590,288
Oceaneering International, Inc. (a)	14,300	514,371
Oil States International, Inc. (a)	4,400	140,624
RPC, Inc.	3,550	72,562
Saipem Spa	4,500	100,883
Schlumberger Ltd. (NY Shares)	883,352	54,149,475
Smith International, Inc.	926,100	38,868,417
Veritas DGC, Inc. (a)	49,000	2,918,930
W-H Energy Services, Inc. (a)	60,700	3,063,529
Weatherford International Ltd. (a)	357,490	15,372,070
		231,268,569
TOTAL ENERGY EQUIPMENT & SERVICES		364,116,680
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	3,100	127,627
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
Corn Products International, Inc.	176,211	$6,079,280
Global Bio-Chem Technology Group Co. Ltd.	78,700	26,209
		6,233,116
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	17,500	1,514,450
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Mirant Corp. (a)	286,900	8,311,493
NRG Energy, Inc.	16,100	815,304
TXU Corp.	67,300	4,455,933
		13,582,730
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	107,500	5,181,500
Walter Industries, Inc.	1,900	104,576
		5,286,076
INVESTMENT COMPANIES - 0.0%
Investment Companies - 0.0%
Canfor Pulp Income Fund	34	371
MACHINERY - 2.4%
Construction & Farm Machinery & Heavy Trucks - 2.4%
Bucyrus International, Inc. Class A	349,105	18,024,291
Joy Global, Inc.	228,750	9,959,775
Trinity Industries, Inc.	28,200	940,752
		28,924,818
METALS & MINING - 14.9%
Aluminum - 3.9%
Alcan, Inc.	900	40,477
Alcoa, Inc.	1,368,300	39,119,697
Century Aluminum Co. (a)	1,900	65,949
Novelis, Inc.	335,600	7,007,734
		46,233,857
Diversified Metals & Mining - 4.6%
Falconbridge Ltd.	324,700	18,331,023
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363	79,340
Inco Ltd.	46,500	3,626,016
Phelps Dodge Corp.	1,200	107,400
RTI International Metals, Inc. (a)	143,538	6,225,243
Teck Cominco Ltd. Class B (sub. vtg.)	116,300	7,744,214
Titanium Metals Corp.	680,776	17,564,021
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	5,900	1,333,400
		55,010,657

	Shares	Value (Note 1)
Gold - 3.7%
Bema Gold Corp. (a)	242,900	$1,316,358
Eldorado Gold Corp. (a)	612,700	3,032,180
Meridian Gold, Inc. (a)	439,100	12,986,681
Newmont Mining Corp.	509,100	26,091,375
Sasamat Capital Corp. (a)	61	168
		43,426,762
Precious Metals & Minerals - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	84,700	1,487,015
Shore Gold, Inc. (a)	244,000	1,225,188
		2,712,203
Steel - 2.5%
Allegheny Technologies, Inc.	222,000	12,731,700
Hitachi Metals Ltd.	10,000	99,493
Mittal Steel Co. NV Class A (NY Shares)	3,700	126,725
Oregon Steel Mills, Inc. (a)	354,000	17,052,180
		30,010,098
TOTAL METALS & MINING		177,393,577
OIL, GAS & CONSUMABLE FUELS - 41.5%
Coal & Consumable Fuels - 4.1%
Arch Coal, Inc.	156,200	5,115,550
Cameco Corp.	322,300	13,191,760
CONSOL Energy, Inc.	283,500	10,339,245
Foundation Coal Holdings, Inc.	186,000	6,681,120
Peabody Energy Corp.	307,800	13,564,746
USEC, Inc.	1,600	16,176
		48,908,597
Integrated Oil & Gas - 13.4%
BP PLC sponsored ADR	3,064	208,505
Chevron Corp.	464,032	29,883,661
ConocoPhillips	727,230	46,128,199
ENI Spa sponsored ADR	164,900	10,085,284
Exxon Mobil Corp.	510,715	34,560,084
Hess Corp.	2,400	109,872
Husky Energy, Inc.	50,300	3,480,452
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	600	60,786
OAO Gazprom sponsored ADR	193,257	9,034,765
Occidental Petroleum Corp.	194,200	9,902,258
OMV AG	74,735	3,985,135
Suncor Energy, Inc. (d)	151,600	11,747,526
		159,186,527
Oil & Gas Exploration & Production - 17.9%
Anadarko Petroleum Corp.	1,800	84,438
Apache Corp.	800	52,224
Cabot Oil & Gas Corp.	183,800	9,384,828
Canadian Natural Resources Ltd.	330,400	17,346,523
Chesapeake Energy Corp. (d)	1,116,700	35,254,219
Comstock Resources, Inc. (a)	1,300	37,388
Denbury Resources, Inc. (a)	2,300	71,323
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Devon Energy Corp.	800	$49,992
EnCana Corp.	157,984	8,290,122
Energy Partners Ltd. (a)	78,400	1,956,080
EOG Resources, Inc.	312,100	20,230,322
EXCO Resources, Inc.	3,600	48,096
Forest Oil Corp. (a)	39,300	1,331,091
Goodrich Petroleum Corp.	4,300	136,224
Houston Exploration Co. (a)	25,900	1,661,485
Hugoton Royalty Trust	19,957	563,985
Mariner Energy, Inc. (a)	49,324	932,224
Newfield Exploration Co. (a)	1,800	77,832
Nexen, Inc.	128,500	7,485,855
Penn West Energy Trust (d)	75,800	3,151,190
Plains Exploration & Production Co. (a)	139,400	6,134,994
Pogo Producing Co.	1,300	57,733
Quicksilver Resources, Inc. (a)	100,250	3,771,405
Range Resources Corp.	968,973	27,111,865
Southwestern Energy Co. (a)	1,800	61,830
Talisman Energy, Inc.	1,011,000	17,744,866
Ultra Petroleum Corp. (a)	514,200	25,524,888
W&T Offshore, Inc.	45,400	1,456,886
XTO Energy, Inc.	520,100	23,804,977
		213,814,885
Oil & Gas Refining & Marketing - 3.6%
ERG Spa	3,400	74,994
Frontier Oil Corp.	6,000	196,200
Neste Oil Oyj	2,600	81,946
Valero Energy Corp.	737,788	42,349,031
Western Refining, Inc.	5,800	136,706
		42,838,877
Oil & Gas Storage & Transport - 2.5%
El Paso Corp.	384,100	5,577,132
Kinder Morgan, Inc.	13,700	1,429,732
OMI Corp.	271,000	6,102,920
Overseas Shipholding Group, Inc.	81,500	5,436,050
Plains All American Pipeline LP	36,800	1,692,800
TransCanada Corp.	110,900	3,606,031
Williams Companies, Inc.	229,500	5,652,585
		29,497,250
TOTAL OIL, GAS & CONSUMABLE FUELS		494,246,136
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.2%
Canfor Corp. New (a)	341	3,508

	Shares	Value (Note 1)
Sino-Forest Corp. (a)	1,013,100	$4,124,627
Weyerhaeuser Co.	173,200	10,738,400
		14,866,535
Paper Products - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	60,100	3,120,993
TOTAL PAPER & FOREST PRODUCTS		17,987,528
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	47,300	1,647,459
ROAD & RAIL - 0.4%
Railroads - 0.4%
Burlington Northern Santa Fe Corp.	68,200	4,565,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	2,400	33,598
TOTAL COMMON STOCKS (Cost $1,048,185,208)		1,179,424,644
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 5.31% (b)	13,613,281	13,613,281
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	44,351,900	44,351,900
TOTAL MONEY MARKET FUNDS (Cost $57,965,181)		57,965,181
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,106,150,389)	1,237,389,825
NET OTHER ASSETS - (4.0)%	(47,073,101)
NET ASSETS - 100%	$1,190,316,724
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$462,456
Fidelity Securities Lending Cash Central Fund	83,781
Total	$546,237
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.6%
Canada	14.5%
Cayman Islands	6.6%
Netherlands Antilles	4.5%
Others (individually less than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,884,763) - See accompanying schedule: Unaffiliated issuers (cost $1,048,185,208)	$1,179,424,644
Affiliated Central Funds (cost $57,965,181)	57,965,181
Total Investments (cost $1,106,150,389)		$1,237,389,825
Foreign currency held at value (cost $7)		7
Receivable for investments sold		499,045
Receivable for fund shares sold		5,654,273
Dividends receivable		1,298,248
Interest receivable		85,541
Prepaid expenses		411
Other receivables		13,506
Total assets		1,244,940,856

Liabilities
Payable for investments purchased	$1,366,141
Payable for fund shares redeemed	7,952,762
Accrued management fee	576,852
Other affiliated payables	328,046
Other payables and accrued expenses	48,431
Collateral on securities loaned, at value	44,351,900
Total liabilities		54,624,132

Net Assets		$1,190,316,724
Net Assets consist of:
Paid in capital		$1,025,107,561
Undistributed net investment income		1,341,908
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,627,549
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,239,706
Net Assets, for 44,788,775 shares outstanding		$1,190,316,724
Net Asset Value, offering price and redemption price per share ($1,190,316,724 ÷ 44,788,775 shares)		$26.58

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$6,029,026
Interest		10,568
Income from affiliated Central Funds		546,237
Total income		6,585,831

Expenses
Management fee	$3,178,524
Transfer agent fees	1,600,545
Accounting and security lending fees	236,162
Independent trustees' compensation	2,042
Custodian fees and expenses	66,088
Registration fees	89,487
Audit	18,587
Legal	8,347
Interest	19,047
Miscellaneous	29,411
Total expenses before reductions	5,248,240
Expense reductions	(65,570)	5,182,670

Net investment income (loss)		1,403,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,462,155
Foreign currency transactions	(19,334)
Total net realized gain (loss)		37,442,821
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,762,858)
Assets and liabilities in foreign currencies	(4,807)
Total change in net unrealized appreciation (depreciation)		(19,767,665)
Net gain (loss)		17,675,156
Net increase (decrease) in net assets resulting from operations		$19,078,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,403,161	$1,106,763
Net realized gain (loss)	37,442,821	43,520,153
Change in net unrealized appreciation (depreciation)	(19,767,665)	95,731,911
Net increase (decrease) in net assets resulting from operations	19,078,317	140,358,827
Distributions to shareholders from net investment income	(361,062)	(980,210)
Distributions to shareholders from net realized gain	(24,191,127)	(22,978,849)
Total distributions	(24,552,189)	(23,959,059)
Share transactions Proceeds from sales of shares	709,203,163	885,245,672
Reinvestment of distributions	23,746,391	23,245,108
Cost of shares redeemed	(418,390,685)	(453,189,533)
Net increase (decrease) in net assets resulting from share transactions	314,558,869	455,301,247
Redemption fees	392,188	443,375
Total increase (decrease) in net assets	309,477,185	572,144,390
Net Assets
Beginning of period	880,839,539	308,695,149
End of period (including undistributed net investment income of $1,341,908 and undistributed net investment income of $367,985, respectively)	$1,190,316,724	$880,839,539
Other Information Shares
Sold	25,480,794	37,984,838
Issued in reinvestment of distributions	851,736	995,604
Redeemed	(15,595,672)	(20,310,503)
Net increase (decrease)	10,736,858	18,669,939

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$20.07	$14.90	$11.04	$12.78	$14.11
Income from Investment Operations
Net investment income (loss) D	.03	.05	.09	.03	- G	.05
Net realized and unrealized gain (loss)	1.35	6.72	5.42	3.82	(1.73)	(.98)
Total from investment operations	1.38	6.77	5.51	3.85	(1.73)	(.93)
Distributions from net investment income	(.01)	(.04)	(.07)	-	(.02)	(.01)
Distributions from net realized gain	(.67)	(.95)	(.28)	-	-	(.40)
Total distributions	(.68)	(.99)	(.35)	-	(.02)	(.41)
Redemption fees added to paid in capital D	.01	.02	.01	.01	.01	.01
Net asset value, end of period	$26.58	$25.87	$20.07	$14.90	$11.04	$12.78
Total Return B, C	5.25%	34.50%	37.51%	34.96%	(13.48)%	(6.73)%
Ratios to Average Net Assets E
Expenses before reductions	.94% A	.99%	1.04%	1.59%	1.75%	1.61%
Expenses net of fee waivers, if any	.94% A	.99%	1.04%	1.59%	1.75%	1.61%
Expenses net of all reductions	.92% A	.93%	1.00%	1.59%	1.72%	1.56%
Net investment income (loss)	.25% A	.21%	.55%	.24%	.01%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,190,317	$880,840	$308,695	$76,778	$27,198	$27,962
Portfolio turnover rate	121% A	119%	101%	32%	70%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F For the year ended February 29. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Weyerhaeuser Co.	6.7	6.6
Temple-Inland, Inc.	6.5	5.4
Smurfit-Stone Container Corp.	6.2	8.5
Longview Fibre Co.	5.7	2.0
Plum Creek Timber Co., Inc.	5.4	4.6
Sealed Air Corp.	5.3	4.5
Sonoco Products Co.	5.1	4.1
Bemis Co., Inc.	5.1	5.0
Kimberly-Clark Corp.	4.9	4.1
Rayonier, Inc.	4.8	5.5
	55.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Containers & Packaging	34.9%
Paper & Forest Products	32.8%
Real Estate Investment Trusts	20.5%
Household Products	5.9%
Textiles, Apparel & Luxury Goods	1.3%
All Others*	4.6%

As of February 28, 2006
Paper & Forest Products	36.6%
Containers & Packaging	36.6%
Real Estate	15.2%
Household Products	5.1%
Leisure Equipment & Products	1.7%
All Others*	4.8%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Paper and Forest Products Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 34.9%
Metal & Glass Containers - 2.3%
Ball Corp.	2,415	$97,421
Owens-Illinois, Inc.	12,700	192,532
Silgan Holdings, Inc.	6,000	212,400
		502,353
Paper Packaging - 32.6%
Bemis Co., Inc.	33,700	1,088,510
Packaging Corp. of America	34,700	802,958
Rock-Tenn Co. Class A	7,300	141,036
Sealed Air Corp.	22,000	1,141,140
Smurfit-Stone Container Corp.	117,570	1,339,122
Sonoco Products Co.	32,600	1,091,448
Temple-Inland, Inc.	31,200	1,389,024
		6,993,238
TOTAL CONTAINERS & PACKAGING		7,495,591
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Metrologic Instruments, Inc. (a)(d)	13,600	219,504
HOUSEHOLD PRODUCTS - 5.9%
Household Products - 5.9%
Kimberly-Clark Corp.	16,500	1,047,750
Procter & Gamble Co.	3,500	216,650
		1,264,400
INVESTMENT COMPANIES - 0.4%
Investment Companies - 0.4%
Canfor Pulp Income Fund	8,690	94,739
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Kadant, Inc. (a)	2,800	73,864
MEDIA - 0.4%
Publishing - 0.4%
McGraw-Hill Companies, Inc.	1,600	89,456
PAPER & FOREST PRODUCTS - 32.8%
Forest Products - 14.2%
Canfor Corp. New (a)	86,900	893,923
West Fraser Timber Co. Ltd.	21,500	721,659
Weyerhaeuser Co.	23,200	1,438,400
		3,053,982
Paper Products - 18.6%
Abitibi-Consolidated, Inc.	103,700	281,462
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.) (d)	6,900	358,317
Bowater, Inc.	7,200	163,656
Buckeye Technologies, Inc. (a)	21,700	176,421
Domtar, Inc.	86,900	554,279
International Paper Co.	18,600	646,722

	Shares	Value (Note 1)
Lee & Man Paper Manufacturing Ltd.	48,000	$80,975
MeadWestvaco Corp.	36,300	927,465
Mercer International, Inc. (SBI) (a)	14,000	132,300
Neenah Paper, Inc.	1,700	57,069
Nine Dragons Paper (Holdings) Ltd.	12,000	11,001
P.H. Glatfelter Co.	21,600	309,960
Wausau-Mosinee Paper Corp.	21,600	293,976
		3,993,603
TOTAL PAPER & FOREST PRODUCTS		7,047,585
REAL ESTATE INVESTMENT TRUSTS - 20.5%
Specialized REITs - 20.5%
Longview Fibre Co.	58,318	1,215,347
Plum Creek Timber Co., Inc.	33,200	1,156,356
Potlatch Corp.	25,779	987,593
Rayonier, Inc.	26,387	1,042,287
		4,401,583
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	3,800	253,232
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Textiles - 1.3%
Xerium Technologies, Inc.	24,600	268,632
TOTAL COMMON STOCKS (Cost $23,021,786)		21,208,586
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.31% (b)	224,782	224,782
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	528,400	528,400
TOTAL MONEY MARKET FUNDS (Cost $753,182)		753,182
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $23,774,968)	21,961,768
NET OTHER ASSETS - (2.2)%	(476,879)
NET ASSETS - 100%	$21,484,889
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$8,909
Fidelity Securities Lending Cash Central Fund	1,573
Total	$10,482
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.1%
Canada	11.8%
Brazil	1.7%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $4,421,794 of which $1,564,044 and $2,857,750 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $505,821) - See accompanying schedule: Unaffiliated issuers (cost $23,021,786)	$21,208,586
Affiliated Central Funds (cost $753,182)	753,182
Total Investments (cost $23,774,968)		$21,961,768
Receivable for fund shares sold		75,207
Dividends receivable		59,003
Interest receivable		606
Prepaid expenses		20
Other receivables		727
Total assets		22,097,331

Liabilities
Payable for fund shares redeemed	47,785
Accrued management fee	11,131
Other affiliated payables	7,879
Other payables and accrued expenses	17,247
Collateral on securities loaned, at value	528,400
Total liabilities		612,442

Net Assets		$21,484,889
Net Assets consist of:
Paid in capital		$28,127,582
Undistributed net investment income		490,106
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,319,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,813,196)
Net Assets, for 709,444 shares outstanding		$21,484,889
Net Asset Value, offering price and redemption price per share ($21,484,889 ÷ 709,444 shares)		$30.28

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$377,252
Special dividends		255,606
Interest		25
Income from affiliated Central Funds		10,482
Total income		643,365

Expenses
Management fee	$66,933
Transfer agent fees	43,322
Accounting and security lending fees	5,926
Independent trustees' compensation	49
Custodian fees and expenses	13,101
Registration fees	15,904
Audit	15,976
Legal	302
Miscellaneous	1,294
Total expenses before reductions	162,807
Expense reductions	(16,001)	146,806

Net investment income (loss)		496,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(200,026)
Foreign currency transactions	3,654
Total net realized gain (loss)		(196,372)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,150)
Assets and liabilities in foreign currencies	889
Total change in net unrealized appreciation (depreciation)		(85,261)
Net gain (loss)		(281,633)
Net increase (decrease) in net assets resulting from operations		$214,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$496,559	$600,245
Net realized gain (loss)	(196,372)	1,357,825
Change in net unrealized appreciation (depreciation)	(85,261)	(1,962,608)
Net increase (decrease) in net assets resulting from operations	214,926	(4,538)
Distributions to shareholders from net investment income	(455,271)	(163,629)
Share transactions Proceeds from sales of shares	9,645,557	68,917,639
Reinvestment of distributions	419,172	148,392
Cost of shares redeemed	(17,059,884)	(67,907,502)
Net increase (decrease) in net assets resulting from share transactions	(6,995,155)	1,158,529
Redemption fees	4,427	40,871
Total increase (decrease) in net assets	(7,231,073)	1,031,233
Net Assets
Beginning of period	28,715,962	27,684,729
End of period (including undistributed net investment income of $490,106 and undistributed net investment income of $448,818, respectively)	$21,484,889	$28,715,962
Other Information Shares
Sold	311,293	2,357,344
Issued in reinvestment of distributions	13,169	4,956
Redeemed	(552,607)	(2,299,721)
Net increase (decrease)	(228,145)	62,579

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$30.63	$31.64	$31.64	$24.07	$28.78	$25.00
Income from Investment Operations
Net investment income (loss) D	.64 E	.61 F	.14	(.05)	(.02)	.11
Net realized and unrealized gain (loss)	(.47)	(1.53)	(.06)	7.59	(4.74)	3.71
Total from investment operations	.17	(.92)	.08	7.54	(4.76)	3.82
Distributions from net investment income	(.53)	(.13)	(.12)	-	-	(.16)
Redemption fees added to paid in capital D	.01	.04	.04	.03	.05	.12
Net asset value, end of period	$30.28	$30.63	$31.64	$31.64	$24.07	$28.78
Total Return B, C	.50%	(2.77)%	.37%	31.45%	(16.37)%	15.82%
Ratios to Average Net Assets G
Expenses before reductions	1.38% A	1.31%	1.33%	2.01%	1.81%	1.82%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.32%	2.01%	1.81%	1.82%
Expenses net of all reductions	1.24% A	1.21%	1.30%	1.94%	1.73%	1.69%
Net investment income (loss)	4.20% A, E	2.10% F	.45%	(.20)%	(.07)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$21,485	$28,716	$27,685	$28,818	$21,308	$26,076
Portfolio turnover rate	79% A	207%	65%	188%	201%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.33 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.04%. F Investment income per share reflects a special dividend which amounted to $.42 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Energy Portfolio, Energy Service Portfolio, Gold Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, and Paper and Forest Products Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Portfolio	$2,357,323,053	$515,712,962	$(70,407,273)	$445,305,689
Energy Service Portfolio	1,322,560,965	465,523,593	(57,561,123)	407,962,470
Gold Portfolio	1,331,426,624	286,320,165	(45,252,295)	241,067,870
Natural Gas Portfolio	1,266,149,371	264,447,440	(22,811,995)	241,635,445
Natural Resources Portfolio	1,114,772,874	169,395,482	(46,778,531)	122,616,951
Paper and Forest Products Portfolio	23,969,430	571,464	(2,579,126)	(2,007,662)

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,491,499,646	1,402,981,866
Energy Service Portfolio	913,335,913	942,778,540
Gold Portfolio	560,887,878	404,705,923
Natural Gas Portfolio	418,585,050	654,605,567
Natural Resources Portfolio	948,851,487	665,519,424
Paper and Forest Products Portfolio	9,406,834	15,726,159

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.27%	.57%
Energy Service Portfolio	.30%	.27%	.57%
Gold Portfolio	.30%	.27%	.57%
Natural Gas Portfolio	.30%	.27%	.57%
Natural Resources Portfolio	.30%	.27%	.57%
Paper and Forest Products Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.27%
Energy Service Portfolio	.25%
Gold Portfolio	.26%
Natural Gas Portfolio	.27%
Natural Resources Portfolio	.29%
Paper and Forest Products Portfolio	.37%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006 the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Energy Portfolio	$13,658
Energy Service Portfolio	12,818
Gold Portfolio	8,580
Natural Gas Portfolio	17,505
Natural Resources Portfolio	5,693
Paper and Forest Products Portfolio	158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Energy Portfolio	$5,184
Energy Service Portfolio	408
Gold Portfolio	54
Natural Gas Portfolio	3,235
Natural Resources Portfolio	4,176
Paper and Forest Products Portfolio	202

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$12,033,111	5.03%	$15,138
Energy Service Portfolio	Borrower	15,656,148	5.11%	60,033
Natural Gas Portfolio	Borrower	6,737,238	5.01%	19,686
Natural Resources Portfolio	Borrower	11,115,750	5.14%	19,047

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Energy Portfolio	$3,721
Energy Service Portfolio	2,613
Gold Portfolio	1,949
Natural Gas Portfolio	2,224
Natural Resources Portfolio	1,368
Paper and Forest Products Portfolio	42

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to:

Energy Portfolio	$171,462
Energy Service Portfolio	95,244
Gold Portfolio	333,531
Natural Gas Portfolio	137,954
Natural Resources Portfolio	83,781
Paper and Forest Products Portfolio	1,573

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Paper and Forest Products Portfolio	1.25%	$14,560

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfern Agent expense reduction
Energy Portfolio	$1,268	$-	$15,837
Energy Service Portfolio	14,050	821	7,836
Gold Portfolio	150,555	1,841	9,203
Natural Gas Portfolio	-	1,126	9,269
Natural Resources Portfolio	50,425	-	15,145
Paper and Forest Products Portfolio	1,441	-	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Energy
Select Energy Service
Select Gold
Select Natural Gas
Select Natural Resources
Select Paper and Forest Products

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Natural Resources Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Natural Resources Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Natural Resources Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Energy Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Energy Service Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one-and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Gold Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Gas Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Natural Resources Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Paper and Forest Products Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Gold Portfolio

Natural Gas Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Resources Portfolio

Paper and Forest Products Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-8888

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELNR-USAN-1006
1.813653.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Select Portfolios®

Cyclicals Sector

Air Transportation

Automotive

Chemicals

Construction and Housing

Defense and Aerospace

Environmental

Industrials (fomerly Cyclical Industries)

Industrial Equipment

Materials (formerly Industrial Materials)

Transportation

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Cyclicals Sector
Air Transportation	<Click Here>
Automotive	<Click Here>
Chemicals	<Click Here>
Construction and Housing	<Click Here>
Defense and Aerospace	<Click Here>
Environmental	<Click Here>
Industrials	<Click Here>
Industrial Equipment	<Click Here>
Materials	<Click Here>
Transportation	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period * March 1, 2006 to August 31, 2006
Air Transportation Portfolio
Actual	$1,000.00	$986.40	$5.16
HypotheticalA	$1,000.00	$1,020.01	$5.24
Automotive Portfolio
Actual	$1,000.00	$988.10	$6.26
HypotheticalA	$1,000.00	$1,018.90	$6.36
Chemicals Portfolio
Actual	$1,000.00	$993.80	$5.58
HypotheticalA	$1,000.00	$1,019.61	$5.65
Construction and Housing Portfolio
Actual	$1,000.00	$892.60	$4.96
HypotheticalA	$1,000.00	$1,019.96	$5.30
Defense and Aerospace Portfolio
Actual	$1,000.00	$989.00	$4.71
HypotheticalA	$1,000.00	$1,020.47	$4.79
Environmental Portfolio
Actual	$1,000.00	$944.10	$5.64
HypotheticalA	$1,000.00	$1,019.41	$5.85
Industrials Portfolio
Actual	$1,000.00	$984.80	$5.70
HypotheticalA	$1,000.00	$1,019.46	$5.80
Industrial Equipment Portfolio
Actual	$1,000.00	$986.60	$5.16
HypotheticalA	$1,000.00	$1,020.01	$5.24
Materials Portfolio
Actual	$1,000.00	$1,035.30	$5.23
HypotheticalA	$1,000.00	$1,020.06	$5.19
Transportation Portfolio
Actual	$1,000.00	$931.10	$5.16
HypotheticalA	$1,000.00	$1,019.86	$5.40

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investments

Annualized Expense Ratio
Air Transportation Portfolio	1.03%
Automotive Portfolio	1.25%
Chemicals Portfolio	1.11%
Construction and Housing Portfolio	1.04%
Defense and Aerospace Portfolio	.94%
Environmental Portfolio	1.15%
Industrials Portfolio	1.14%
Industrial Equipment Portfolio	1.03%
Materials Portfolio	1.02%
Transportation Portfolio	1.06%

Semiannual Report

Air Transportation Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Expeditors International of Washington, Inc.	8.9	5.1
Rockwell Collins, Inc.	7.9	5.6
Precision Castparts Corp.	7.6	5.4
General Dynamics Corp.	6.7	6.1
C.H. Robinson Worldwide, Inc.	6.0	6.1
The Boeing Co.	5.6	0.9
AMR Corp.	4.9	4.7
Titanium Metals Corp.	4.1	2.1
UAL Corp.	3.8	2.0
US Airways Group, Inc.	3.3	2.4
	58.8
Top Industries (% of fund's net assets)
As of August 31, 2006
Aerospace & Defense	42.8%
Airlines	21.8%
Air Freight & Logistics	21.4%
Metals & Mining	5.0%
Commercial Services & Supplies	3.2%
All Others *	5.8%

As of February 28, 2006
Aerospace & Defense	36.6%
Airlines	24.1%
Air Freight & Logistics	20.9%
Metals & Mining	4.2%
Oil, Gas & Consumable Fuels	3.1%
All Others *	11.1%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 42.8%
Aerospace & Defense - 42.8%
Alliant Techsystems, Inc. (a)	11,700	$894,933
BE Aerospace, Inc. (a)	55,500	1,324,230
Bombardier, Inc. Class B (sub. vtg.)	789,600	2,400,304
EADS NV	22,200	669,540
General Dynamics Corp.	75,200	5,079,760
Goodrich Corp.	50,500	1,966,975
Hexcel Corp. (a)(d)	100,500	1,509,510
Honeywell International, Inc.	1,300	50,336
L-3 Communications Holdings, Inc.	3,600	271,404
Lockheed Martin Corp.	200	16,520
Orbital Sciences Corp. (a)	60,200	1,089,018
Precision Castparts Corp.	98,300	5,744,652
Raytheon Co.	19,600	925,316
Rockwell Collins, Inc.	113,300	5,940,319
Rolls-Royce Group PLC	2,300	19,106
The Boeing Co. (d)	56,500	4,231,850
United Technologies Corp.	2,200	137,962
		32,271,735
AIR FREIGHT & LOGISTICS - 21.4%
Air Freight & Logistics - 21.4%
C.H. Robinson Worldwide, Inc. (d)	99,600	4,563,672
EGL, Inc. (a)	42,109	1,287,272
Expeditors International of Washington, Inc.	168,000	6,698,159
FedEx Corp.	5,650	570,820
Forward Air Corp.	25,400	816,356
Hub Group, Inc. Class A	46,200	1,076,460
United Parcel Service, Inc. Class B	200	14,010
UTI Worldwide, Inc.	48,900	1,127,145
		16,153,894
AIRLINES - 21.8%
Airlines - 21.8%
AirTran Holdings, Inc. (a)	134,500	1,540,025
Alaska Air Group, Inc. (a)	100	3,787
AMR Corp.	177,500	3,665,375
ExpressJet Holdings, Inc. Class A (a)	200	1,398
Frontier Airlines Holdings, Inc. (a)	5	35
JetBlue Airways Corp. (a)(d)	218,242	2,234,798
Pinnacle Airlines Corp. (a)	600	4,470
Republic Airways Holdings, Inc. (a)	71,200	1,134,928
Ryanair Holdings PLC sponsored ADR (a)	14,700	806,589
SkyWest, Inc.	200	4,834
Southwest Airlines Co. (d)	84,325	1,460,509
UAL Corp. (a)	114,900	2,872,500
US Airways Group, Inc. (a)	59,566	2,516,664
WestJet Airlines Ltd. (a)	22,050	191,314
		16,437,226

	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Diversified Commercial & Professional Services - 3.2%
The Brink's Co.	42,500	$2,421,225
COMMUNICATIONS EQUIPMENT - 2.0%
Communications Equipment - 2.0%
Harris Corp.	34,900	1,532,808
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Hornbeck Offshore Services, Inc. (a)	10,500	352,905
METALS & MINING - 5.0%
Diversified Metals & Mining - 4.8%
RTI International Metals, Inc. (a)	6,200	268,894
Titanium Metals Corp. (d)	121,300	3,129,540
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	1,180	266,680
		3,665,114
Steel - 0.2%
Allegheny Technologies, Inc.	2,300	131,905
TOTAL METALS & MINING		3,797,019
OIL, GAS & CONSUMABLE FUELS - 1.0%
Integrated Oil & Gas - 0.6%
ConocoPhillips	6,700	424,981
Oil & Gas Refining & Marketing - 0.4%
Valero Energy Corp.	5,800	332,920
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	363
TOTAL OIL, GAS & CONSUMABLE FUELS		758,264
TOTAL COMMON STOCKS (Cost $61,781,877)		73,725,076
Money Market Funds - 21.2%

Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c) (Cost $15,998,769)	15,998,769	15,998,769
TOTAL INVESTMENT PORTFOLIO - 118.9% (Cost $77,780,646)		89,723,845
NET OTHER ASSETS - (18.9)%		(14,265,507)
NET ASSETS - 100%		$75,458,338
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$113,897
Fidelity Securities Lending Cash Central Fund	48,998
Total	$162,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,675,483) - See accompanying schedule: Unaffiliated issuers (cost $61,781,877)	$73,725,076
Affiliated Central Funds (cost $15,998,769)	15,998,769
Total Investments (cost $77,780,646)		$89,723,845
Receivable for investments sold		5,851,014
Receivable for fund shares sold		121,144
Dividends receivable		63,983
Interest receivable		3,028
Prepaid expenses		35
Other receivables		12,066
Total assets		95,775,115

Liabilities
Payable to custodian bank	$1,858,401
Payable for fund shares redeemed	2,369,594
Accrued management fee	41,833
Other affiliated payables	29,266
Other payables and accrued expenses	18,914
Collateral on securities loaned, at value	15,998,769
Total liabilities		20,316,777

Net Assets		$75,458,338
Net Assets consist of:
Paid in capital		$62,599,282
Accumulated net investment loss		(66,644)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		982,459
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,943,241
Net Assets, for 1,797,652 shares outstanding		$75,458,338
Net Asset Value, offering price and redemption price per share ($75,458,338 ÷ 1,797,652 shares)		$41.98

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$383,403
Interest		6
Income from affiliated Central Funds (including $48,998 from security lending)		162,895
Total income		546,304

Expenses
Management fee	$342,382
Transfer agent fees	169,746
Accounting and security lending fees	31,425
Independent trustees' compensation	229
Custodian fees and expenses	10,812
Registration fees	41,150
Audit	16,220
Legal	1,006
Interest	3,749
Miscellaneous	2,596
Total expenses before reductions	619,315
Expense reductions	(6,387)	612,928
Net investment income (loss)		(66,624)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,098,440
Foreign currency transactions	13,489
Total net realized gain (loss)		1,111,929
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,609,372)
Assets and liabilities in foreign currencies	42
Total change in net unrealized appreciation (depreciation)		(3,609,330)
Net gain (loss)		(2,497,401)
Net increase (decrease) in net assets resulting from operations		$(2,564,025)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(66,624)	$(53,317)
Net realized gain (loss)	1,111,929	4,743,341
Change in net unrealized appreciation (depreciation)	(3,609,330)	9,148,901
Net increase (decrease) in net assets resulting from operations	(2,564,025)	13,838,925
Distributions to shareholders from net investment income	-	(11,065)
Distributions to shareholders from net realized gain	(2,125,381)	(1,175,691)
Total distributions	(2,125,381)	(1,186,756)
Share transactions Proceeds from sales of shares	107,083,353	140,976,982
Reinvestment of distributions	1,995,463	1,075,872
Cost of shares redeemed	(146,642,642)	(72,407,983)
Net increase (decrease) in net assets resulting from share transactions	(37,563,826)	69,644,871
Redemption fees	70,268	52,151
Total increase (decrease) in net assets	(42,182,964)	82,349,191

Net Assets
Beginning of period	117,641,302	35,292,111
End of period (including accumulated net investment loss of $66,644 and accumulated net investment loss of $20, respectively)	$75,458,338	$117,641,302
Other Information Shares
Sold	2,367,044	3,522,772
Issued in reinvestment of distributions	44,079	26,955
Redeemed	(3,340,577)	(1,877,480)
Net increase (decrease)	(929,454)	1,672,247

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$43.14	$33.46	$30.04	$19.58	$32.96	$35.48
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	.07	(.13)	(.19)	(.08)
Net realized and unrealized gain (loss)	(.55)	10.44	3.73	10.55	(12.99)	(.88)
Total from investment operations	(.57)	10.40	3.80	10.42	(13.18)	(.96)
Distributions from net investment income	-	(.01)	(.06)	-	-	-
Distributions from net realized gain	(.62)	(.75)	(.36)	-	(.24)	(1.61)
Total distributions	(.62)	(.76)	(.42)	-	(.24)	(1.61)
Redemption fees added to paid in capital E	.03	.04	.04	.04	.04	.05
Net asset value, end of period	$41.98	$43.14	$33.46	$30.04	$19.58	$32.96
Total Return B, C, D	(1.36)%	31.40%	12.92%	53.42%	(40.16)%	(2.38)%
Ratios to Average Net Assets F
Expenses before reductions	1.03% A	1.16%	1.23%	1.49%	1.63%	1.43%
Expenses net of fee waivers, if any	1.03% A	1.16%	1.23%	1.49%	1.63%	1.43%
Expenses net of all reductions	1.02% A	1.11%	1.21%	1.42%	1.58%	1.38%
Net investment income (loss)	(.11)% A	(.11)%	.22%	(.47)%	(.73)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$75,458	$117,641	$35,292	$34,724	$23,440	$67,087
Portfolio turnover rate	164% A	93%	71%	140%	56%	117%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	7.5	7.2
Honda Motor Co. Ltd. sponsored ADR	7.2	4.4
Johnson Controls, Inc.	5.7	8.4
Nissan Motor Co. Ltd. sponsored ADR	5.6	4.5
AutoZone, Inc.	5.1	4.0
Renault SA	4.0	0.0
Genuine Parts Co.	3.2	1.6
Eaton Corp.	3.0	1.8
BorgWarner, Inc.	2.9	4.4
DaimlerChrysler AG	2.8	2.3
	47.0
Top Industries (% of fund's net assets)
As of August 31, 2006
Automobiles	37.6%
Auto Components	23.6%
Specialty Retail	16.1%
Machinery	12.0%
Distributors	3.6%
All Others *	7.1%

As of February 28, 2006
Automobiles	30.7%
Auto Components	30.6%
Specialty Retail	8.7%
Leisure Equipment & Products	6.0%
Machinery	5.7%
All Others *	18.3%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Automotive Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
AUTO COMPONENTS - 23.6%
Auto Parts & Equipment - 22.2%
Aisin Seiki Co. Ltd.	1,500	$45,487
Akebono Brake Industry Co. Ltd.	4,000	33,630
American Axle & Manufacturing Holdings, Inc.	8,496	141,798
Amerigon, Inc. (a)	17,200	120,916
ArvinMeritor, Inc.	4,800	71,280
Bharat Forge Ltd.	9,944	69,334
BorgWarner, Inc.	7,500	425,325
Exedy Corp.	1,200	33,630
Gentex Corp.	26,100	377,928
Hyundai Mobis	1,580	144,802
Johnson Controls, Inc.	11,790	848,055
Kongsberg Automotive AS	8,700	71,562
Lear Corp.	4,700	95,598
LKQ Corp. (a)	5,500	114,235
Magna International, Inc. Class A	400	28,705
Nippon Seiki Co. Ltd.	2,000	43,784
Nissin Kogyo Co. Ltd.	2,100	44,184
Tenneco, Inc. (a)	6,700	152,425
TRW Automotive Holdings Corp. (a)	10,200	251,532
Visteon Corp. (a)	22,100	189,397
		3,303,607
Tires & Rubber - 1.4%
Continental AG	800	85,584
Goodyear Tire & Rubber Co. (a)(d)	6,700	91,120
Michelin SA (Compagnie Generale des Etablissements) Series B	600	40,742
		217,446
TOTAL AUTO COMPONENTS		3,521,053
AUTOMOBILES - 37.6%
Automobile Manufacturers - 36.9%
Bayerische Motoren Werke AG (BMW)	5,800	300,508
DaimlerChrysler AG	8,000	422,240
Ford Motor Co.	35,600	297,972
Ford Otomotiv Sanayi AS	10,000	71,687
General Motors Corp. (d)	9,300	271,374
Honda Motor Co. Ltd. sponsored ADR	31,600	1,070,608
Hyundai Motor Co.	2,030	171,050
Isuzu Motors Ltd. (d)	26,000	84,382
Maruti Udyog Ltd.	1,473	27,321
Monaco Coach Corp.	2,700	28,512
Nissan Motor Co. Ltd. sponsored ADR (d)	36,700	835,659
Peugeot Citroen SA	1,400	79,047
Renault SA	5,100	593,952
Tofas Turk Otomobil Fabrikasi AS	13,000	35,502
Toyota Motor Corp.	20,700	1,121,320
Winnebago Industries, Inc.	2,900	84,680
		5,495,814

	Shares	Value (Note 1)
Motorcycle Manufacturers - 0.7%
Bajaj Auto Ltd.	1,880	$109,136
TOTAL AUTOMOBILES		5,604,950
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Diversified Commercial & Professional Services - 2.3%
Adesa, Inc.	7,400	163,466
Copart, Inc. (a)	6,400	179,648
		343,114
DISTRIBUTORS - 3.6%
Distributors - 3.6%
Genuine Parts Co.	11,400	471,162
Keystone Automotive Industries, Inc. (a)	1,800	61,902
		533,064
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Iteris, Inc. (a)	13,100	32,750
HOUSEHOLD DURABLES - 3.1%
Consumer Electronics - 2.4%
Directed Electronics, Inc.	3,000	44,010
Harman International Industries, Inc.	3,900	316,368
		360,378
Household Appliances - 0.7%
Snap-On, Inc.	2,300	100,510
TOTAL HOUSEHOLD DURABLES		460,888
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
MarineMax, Inc. (a)	4,400	100,012
MACHINERY - 12.0%
Construction & Farm Machinery & Heavy Trucks - 9.0%
Cummins, Inc.	2,300	264,086
Deere & Co.	1,000	78,100
Navistar International Corp. (a)	6,400	146,816
Oshkosh Truck Co.	7,900	408,430
PACCAR, Inc. (d)	6,087	332,776
Tata Motors Ltd. sponsored ADR	1,900	35,055
Terex Corp. (a)	2,000	87,860
		1,353,123
Industrial Machinery - 3.0%
Eaton Corp.	6,700	445,550
TOTAL MACHINERY		1,798,673
SOFTWARE - 0.5%
Application Software - 0.5%
NAVTEQ Corp. (a)	2,900	77,024
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 16.1%
Automotive Retail - 16.1%
Advance Auto Parts, Inc.	6,300	$189,756
Asbury Automotive Group, Inc.	2,700	55,323
AutoNation, Inc. (a)	14,700	285,621
AutoZone, Inc. (a)	8,500	767,550
CarMax, Inc. (a)	2,500	94,225
Group 1 Automotive, Inc.	2,800	126,840
Lithia Motors, Inc. Class A (sub. vtg.)	4,200	107,184
Monro Muffler Brake, Inc.	2,300	74,129
O'Reilly Automotive, Inc. (a)	13,600	403,784
Sonic Automotive, Inc. Class A (sub. vtg.)	3,500	74,025
United Auto Group, Inc.	10,700	218,494
		2,396,931
TOTAL COMMON STOCKS (Cost $15,602,830)		14,868,459
Money Market Funds - 9.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	60,320	$60,320
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,379,125	1,379,125
TOTAL MONEY MARKET FUNDS (Cost $1,439,445)		1,439,445
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $17,042,275)		16,307,904
NET OTHER ASSETS - (9.4)%		(1,399,044)
NET ASSETS - 100%		$14,908,860
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$8,447
Fidelity Securities Lending Cash Central Fund	10,680
Total	$19,127
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	62.5%
Japan	22.2%
Germany	5.4%
France	4.7%
Korea (South)	2.2%
India	1.6%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $4,454,347 of which $663,753, $947,164, $1,663,938 and $1,179,492 will expire on February 29, 2008, and February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,360,263) - See accompanying schedule: Unaffiliated issuers (cost $15,602,830)	$14,868,459
Affiliated Central Funds (cost $1,439,445)	1,439,445
Total Investments (cost $17,042,275)		$16,307,904
Receivable for fund shares sold		22,989
Dividends receivable		8,506
Interest receivable		757
Prepaid expenses		18
Receivable from investment adviser for expense reductions		2,021
Other receivables		1,214
Total assets		16,343,409

Liabilities
Payable to custodian bank	$1,775
Payable for fund shares redeemed	25,180
Accrued management fee	6,524
Other affiliated payables	5,174
Other payables and accrued expenses	16,771
Collateral on securities loaned, at value	1,379,125
Total liabilities		1,434,549

Net Assets		$14,908,860
Net Assets consist of:
Paid in capital		$20,023,121
Undistributed net investment income		17,636
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,398,441)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(733,456)
Net Assets, for 439,258 shares outstanding		$14,908,860
Net Asset Value, offering price and redemption price per share ($14,908,860 ÷ 439,258 shares)		$33.94

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$102,725
Interest		68
Income from affiliated Central Funds (including $10,680 from security lending)		19,127
Total income		121,920

Expenses
Management fee	$47,834
Transfer agent fees	31,803
Accounting and security lending fees	4,348
Independent trustees' compensation	37
Custodian fees and expenses	19,595
Registration fees	14,432
Audit	21,629
Legal	2,831
Miscellaneous	800
Total expenses before reductions	143,309
Expense reductions	(39,281)	104,028
Net investment income (loss)		17,892
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,285)	200,140
Foreign currency transactions	(1,687)
Total net realized gain (loss)		198,453
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,563)	(665,478)
Assets and liabilities in foreign currencies	(236)
Total change in net unrealized appreciation (depreciation)		(665,714)
Net gain (loss)		(467,261)
Net increase (decrease) in net assets resulting from operations		$(449,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,892	$30,429
Net realized gain (loss)	198,453	272,925
Change in net unrealized appreciation (depreciation)	(665,714)	(886,750)
Net increase (decrease) in net assets resulting from operations	(449,369)	(583,396)
Distributions to shareholders from net investment income	-	(29,914)
Share transactions Proceeds from sales of shares	12,132,728	32,879,236
Reinvestment of distributions	-	27,917
Cost of shares redeemed	(12,140,750)	(33,914,891)
Net increase (decrease) in net assets resulting from share transactions	(8,022)	(1,007,738)
Redemption fees	5,296	27,708
Total increase (decrease) in net assets	(452,095)	(1,593,340)

Net Assets
Beginning of period	15,360,955	16,954,295
End of period (including undistributed net investment income of $17,636 and accumulated net investment loss of $256, respectively)	$14,908,860	$15,360,955
Other Information Shares
Sold	345,368	942,833
Issued in reinvestment of distributions	-	823
Redeemed	(353,320)	(993,625)
Net increase (decrease)	(7,952)	(49,969)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$34.35	$34.10	$32.36	$21.27	$25.93	$20.80
Income from Investment Operations
Net investment income (loss) E	.04	.06	(.11)	(.22)	(.13)	(.05)
Net realized and unrealized gain (loss)	(.46)	.21 F	1.81	11.29	(4.59)	5.10
Total from investment operations	(.42)	.27	1.70	11.07	(4.72)	5.05
Distributions from net investment income	-	(.07)	-	-	-	-
Redemption fees added to paid in capital E	.01	.05	.04	.02	.06	.08
Net asset value, end of period	$33.94	$34.35	$34.10	$32.36	$21.27	$25.93
Total Return B, C, D	(1.19)%	.94%	5.38%	52.14%	(17.97)%	24.66%
Ratios to Average Net Assets G
Expenses before reductions	1.70% A	1.59%	1.64%	1.78%	1.71%	1.90%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.58%	1.78%	1.71%	1.90%
Expenses net of all reductions	1.23% A	1.19%	1.56%	1.77%	1.68%	1.87%
Net investment income (loss)	.21% A	.17%	(.34)%	(.77)%	(.52)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,909	$15,361	$16,954	$21,438	$15,241	$27,688
Portfolio turnover rate	196% A	206%	188%	125%	217%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
FMC Corp.	9.0	10.4
Monsanto Co.	6.9	5.6
Air Products & Chemicals, Inc.	6.2	6.1
3M Co.	6.1	6.4
Cytec Industries, Inc.	5.5	4.3
Chemtura Corp.	5.4	5.3
Rohm & Haas Co.	5.2	4.5
Georgia Gulf Corp.	5.2	4.2
Praxair, Inc.	4.8	6.6
UAP Holding Corp.	4.0	3.0
	58.3
Top Industries (% of fund's net assets)
As of August 31, 2006
Chemicals	85.7%
Industrial Conglomerates	6.1%
Trading Companies & Distributors	4.0%
Metals & Mining	1.1%
Marine	0.8%
All Others *	2.3%

As of February 28, 2006
Chemicals	88.0%
Industrial Conglomerates	6.4%
Trading Companies & Distributors	3.0%
Marine	1.2%
Metals & Mining	1.0%
All Others *	0.4%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
Hexcel Corp. (a)	13,400	$201,268
CHEMICALS - 85.7%
Commodity Chemicals - 13.7%
Arkema (a)(d)	11,000	428,856
Celanese Corp. Class A	158,786	2,935,953
Georgia Gulf Corp.	166,816	4,427,297
NL Industries, Inc. (d)	36,600	378,810
Pioneer Companies, Inc. (a)	33,400	813,624
Spartech Corp.	29,300	660,129
Westlake Chemical Corp.	70,700	2,118,172
		11,762,841
Diversified Chemicals - 19.1%
Ashland, Inc.	10,300	650,342
BASF AG sponsored ADR	200	16,516
Dow Chemical Co.	11,900	453,747
E.I. du Pont de Nemours & Co.	83,500	3,337,495
Eastman Chemical Co.	23,500	1,232,575
FMC Corp.	126,356	7,722,879
Hercules, Inc. (a)	23,500	366,600
PPG Industries, Inc.	41,200	2,610,432
		16,390,586
Fertilizers & Agricultural Chemicals - 14.0%
Agrium, Inc.	19,500	452,877
Israel Chemicals Ltd.	123,900	591,973
Monsanto Co.	125,100	5,934,744
Mosaic Co.	127,400	2,068,976
Potash Corp. of Saskatchewan, Inc.	7,488	733,599
Syngenta AG sponsored ADR	30,900	911,859
The Scotts Miracle-Gro Co. Class A	31,200	1,339,104
		12,033,132
Industrial Gases - 13.7%
Air Products & Chemicals, Inc.	79,900	5,296,571
Airgas, Inc.	51,500	1,844,730
L'Air Liquide SA	2,310	487,442
Praxair, Inc.	71,460	4,102,519
		11,731,262
Specialty Chemicals - 25.2%
Albemarle Corp.	48,300	2,651,670
Arch Chemicals, Inc.	44,050	1,221,947
Chemtura Corp.	532,973	4,631,535
Cytec Industries, Inc.	88,200	4,705,470
Ecolab, Inc.	16,400	731,112
Ferro Corp.	23,900	408,212
H.B. Fuller Co.	45,114	867,542
Minerals Technologies, Inc.	10,000	519,900
OM Group, Inc. (a)	15,400	616,000

	Shares	Value (Note 1)
PolyOne Corp. (a)	61,400	$532,338
Rohm & Haas Co.	101,200	4,462,920
Valspar Corp.	9,100	242,060
		21,590,706
TOTAL CHEMICALS		73,508,527
INDUSTRIAL CONGLOMERATES - 6.1%
Industrial Conglomerates - 6.1%
3M Co.	72,700	5,212,590
MARINE - 0.8%
Marine - 0.8%
Odfjell ASA (A Shares)	28,800	466,956
Stolt-Nielsen SA (d)	10,500	258,273
		725,229
METALS & MINING - 1.1%
Diversified Metals & Mining - 1.1%
Compass Minerals International, Inc.	34,500	922,185
TRADING COMPANIES & DISTRIBUTORS - 4.0%
Trading Companies & Distributors - 4.0%
UAP Holding Corp.	162,600	3,386,958
TOTAL COMMON STOCKS (Cost $67,634,508)		83,956,757
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 5.31% (b)	1,775,083	1,775,083
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	972,900	972,900
TOTAL MONEY MARKET FUNDS (Cost $2,747,983)		2,747,983
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $70,382,491)		86,704,740
NET OTHER ASSETS - (1.1)%		(952,740)
NET ASSETS - 100%		$85,752,000
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$26,245
Fidelity Securities Lending Cash Central Fund	4,234
Total	$30,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $927,938) - See accompanying schedule: Unaffiliated issuers (cost $67,634,508)	$83,956,757
Affiliated Central Funds (cost $2,747,983)	2,747,983
Total Investments (cost $70,382,491)		$86,704,740
Receivable for fund shares sold		62,140
Dividends receivable		188,380
Interest receivable		2,580
Prepaid expenses		206
Other receivables		605
Total assets		86,958,651

Liabilities
Payable to custodian bank	$33,727
Payable for fund shares redeemed	107,860
Accrued management fee	39,642
Other affiliated payables	30,984
Other payables and accrued expenses	21,538
Collateral on securities loaned, at value	972,900
Total liabilities		1,206,651

Net Assets		$85,752,000
Net Assets consist of:
Paid in capital		$64,355,374
Undistributed net investment income		352,925
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,721,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,322,251
Net Assets, for 1,296,620 shares outstanding		$85,752,000
Net Asset Value, offering price and redemption price per share ($85,752,000 ÷ 1,296,620 shares)		$66.14

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$866,717
Income from affiliated Central Funds (including $4,234 from security lending)		30,479
Total income		897,196

Expenses
Management fee	$269,922
Transfer agent fees	174,216
Accounting and security lending fees	24,170
Independent trustees' compensation	209
Custodian fees and expenses	12,756
Registration fees	21,547
Audit	18,879
Legal	1,041
Interest	4,428
Miscellaneous	4,583
Total expenses before reductions	531,751
Expense reductions	(605)	531,146
Net investment income (loss)		366,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,180,509
Foreign currency transactions	(4,608)
Total net realized gain (loss)		5,175,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,756,328)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(6,756,326)
Net gain (loss)		(1,580,425)
Net increase (decrease) in net assets resulting from operations		$(1,214,375)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$366,050	$1,392,660
Net realized gain (loss)	5,175,901	8,464,954
Change in net unrealized appreciation (depreciation)	(6,756,326)	(19,060,117)
Net increase (decrease) in net assets resulting from operations	(1,214,375)	(9,202,503)
Distributions to shareholders from net investment income	(376,426)	(1,112,957)
Distributions to shareholders from net realized gain	(3,778,203)	(3,981,293)
Total distributions	(4,154,629)	(5,094,250)
Share transactions Proceeds from sales of shares	26,078,170	165,619,044
Reinvestment of distributions	3,994,414	4,584,255
Cost of shares redeemed	(53,712,358)	(278,412,897)
Net increase (decrease) in net assets resulting from share transactions	(23,639,774)	(108,209,598)
Redemption fees	31,536	91,100
Total increase (decrease) in net assets	(28,977,242)	(122,415,251)

Net Assets
Beginning of period	114,729,242	237,144,493
End of period (including undistributed net investment income of $352,925 and undistributed net investment income of $599,195, respectively)	$85,752,000	$114,729,242
Other Information Shares
Sold	381,457	2,445,897
Issued in reinvestment of distributions	59,308	70,266
Redeemed	(794,876)	(4,180,989)
Net increase (decrease)	(354,111)	(1,664,826)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$69.50	$71.52	$51.75	$36.79	$43.09	$39.95
Income from Investment Operations
Net investment income (loss) E	.26	.52	.45 H	.46	.38	.32
Net realized and unrealized gain (loss)	(.66)	(.33)	19.83	14.82	(6.21)	2.98
Total from investment operations	(.40)	.19	20.28	15.28	(5.83)	3.30
Distributions from net investment income	(.27)	(.52)	(.18)	(.37)	(.39)	(.32)
Distributions from net realized gain	(2.71)	(1.72)	(.38)	-	(.14)	-
Total distributions	(2.98)	(2.24)	(.56)	(.37)	(.53)	(.32)
Redemption fees added to paid in capital E	.02	.03	.05	.05	.06	.16
Net asset value, end of period	$66.14	$69.50	$71.52	$51.75	$36.79	$43.09
Total Return B, C, D	(.62)%	.51%	39.38%	41.73%	(13.49)%	8.68%
Ratios to Average Net Assets F
Expenses before reductions	1.11% A	1.04%	1.08%	1.48%	1.54%	1.34%
Expenses net of fee waivers, if any	1.11% A	1.04%	1.08%	1.48%	1.54%	1.34%
Expenses net of all reductions	1.11% A	.99%	1.04%	1.43%	1.50%	1.23%
Net investment income (loss)	.77% A	.78%	.73% H	1.03%	.91%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$85,752	$114,729	$237,144	$50,502	$28,339	$41,761
Portfolio turnover rate	41% A	141%	73%	107%	114%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	7.1	6.0
Caterpillar, Inc.	6.8	6.4
Danaher Corp.	6.5	5.9
Home Depot, Inc.	5.9	5.0
Fluor Corp.	5.6	3.6
Masco Corp.	4.6	0.0
D.R. Horton, Inc.	3.9	7.4
Lowe's Companies, Inc.	3.7	4.6
Countrywide Financial Corp.	3.6	2.7
Pulte Homes, Inc.	3.5	4.9
	51.2
Top Industries (% of fund's net assets)
As of August 31, 2006
Household Durables	15.9%
Machinery	15.0%
Specialty Retail	12.2%
Construction & Engineering	11.8%
Thrifts & Mortgage Finance	10.7%
All Others *	34.4%

As of February 28, 2006
Household Durables	29.9%
Machinery	14.4%
Specialty Retail	11.9%
Thrifts & Mortgage Finance	8.7%
Construction & Engineering	7.6%
All Others *	27.5%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 9.4%
Building Products - 9.4%
American Standard Companies, Inc.	123,200	$5,146,064
Masco Corp. (d)	254,600	6,978,586
NCI Building Systems, Inc. (a)	19,200	1,043,328
Quixote Corp.	32,300	546,516
Wienerberger Baustoffindust AG	12,400	595,281
		14,309,775
COMMUNICATIONS EQUIPMENT - 1.5%
Communications Equipment - 1.5%
Dycom Industries, Inc. (a)	70,600	1,429,650
MasTec, Inc. (a)	71,800	832,162
		2,261,812
CONSTRUCTION & ENGINEERING - 11.8%
Construction & Engineering - 11.8%
Chicago Bridge & Iron Co. NV (NY Shares)	47,000	1,269,470
Fluor Corp.	99,400	8,590,148
Granite Construction, Inc.	17,100	917,415
Hochtief AG	11,300	643,238
Infrasource Services, Inc. (a)	49,700	859,313
Jacobs Engineering Group, Inc. (a)	12,800	1,114,752
Perini Corp. (a)	25,600	613,632
Shaw Group, Inc. (a)	41,600	1,046,656
Skanska AB (B Shares)	35,300	555,307
URS Corp. (a)	31,400	1,273,270
Veidekke ASA	16,400	553,861
YIT-Yhtyma OY	23,600	512,506
		17,949,568
CONSTRUCTION MATERIALS - 9.1%
Construction Materials - 9.1%
Cemex SA de CV sponsored ADR	58,986	1,704,106
Eagle Materials, Inc.	25,200	903,420
Florida Rock Industries, Inc.	57,675	2,144,933
Martin Marietta Materials, Inc.	34,300	2,824,948
Rinker Group Ltd. sponsored ADR (d)	10,900	573,231
Texas Industries, Inc.	13,200	619,608
Vulcan Materials Co.	65,100	5,117,511
		13,887,757
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Genlyte Group, Inc. (a)	15,600	1,022,268
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Facilities - 0.2%
Brookdale Senior Living, Inc.	8,000	382,640

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 15.9%
Home Furnishings - 0.3%
Samson Holding Ltd.	1,025,000	$428,333
Homebuilding - 15.6%
Barratt Developments PLC	67,200	1,271,271
D.R. Horton, Inc.	274,166	6,012,460
KB Home	69,300	2,963,268
Lennar Corp. Class A	71,400	3,201,576
Pulte Homes, Inc. (d)	179,400	5,322,798
Ryland Group, Inc.	7,000	298,690
Standard Pacific Corp. (d)	60,600	1,450,158
Toll Brothers, Inc. (a)	123,300	3,257,586
		23,777,807
TOTAL HOUSEHOLD DURABLES		24,206,140
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
Walter Industries, Inc. (d)	14,800	814,592
MACHINERY - 15.0%
Construction & Farm Machinery & Heavy Trucks - 8.5%
A.S.V., Inc. (a)(d)	20,600	316,622
Bucyrus International, Inc. Class A	13,100	676,353
Caterpillar, Inc.	156,100	10,357,235
Joy Global, Inc.	16,800	731,472
Toro Co.	20,600	824,206
		12,905,888
Industrial Machinery - 6.5%
Danaher Corp. (d)	149,500	9,910,355
TOTAL MACHINERY		22,816,243
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Residential REITs - 1.8%
Equity Residential (SBI)	37,800	1,885,086
United Dominion Realty Trust, Inc. (SBI)	26,596	811,444
		2,696,530
Retail REITs - 2.0%
General Growth Properties, Inc.	68,100	3,086,973
TOTAL REAL ESTATE INVESTMENT TRUSTS		5,783,503
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Real Estate Management & Development - 4.3%
AV Jennings Homes Ltd.	768,664	636,801
China Overseas Land & Investment Ltd.	2,006,000	1,379,935
China Overseas Land & Investment Ltd. warrants 7/18/07	255,000	37,378
The St. Joe Co. (d)	87,800	4,474,288
		6,528,402
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 12.2%
Home Improvement Retail - 11.8%
Home Depot, Inc.	262,650	$9,006,269
Lowe's Companies, Inc.	206,100	5,577,066
Sherwin-Williams Co.	66,300	3,423,732
		18,007,067
Homefurnishing Retail - 0.4%
Pier 1 Imports, Inc.	106,600	681,174
TOTAL SPECIALTY RETAIL		18,688,241
THRIFTS & MORTGAGE FINANCE - 10.7%
Thrifts & Mortgage Finance - 10.7%
Countrywide Financial Corp.	160,581	5,427,638
Fannie Mae	207,000	10,898,550
		16,326,188
TRADING COMPANIES & DISTRIBUTORS - 4.0%
Trading Companies & Distributors - 4.0%
Beacon Roofing Supply, Inc. (a)(d)	67,800	1,246,164
MSC Industrial Direct Co., Inc. Class A	17,100	673,056
Watsco, Inc.	9,700	426,218
WESCO International, Inc. (a)(d)	64,700	3,784,950
		6,130,388
TRANSPORTATION INFRASTRUCTURE - 0.4%
Highways & Railtracks - 0.4%
Cintra Concesiones de Infrastructuras de Transporte SA	45,800	608,501
TOTAL COMMON STOCKS (Cost $134,282,443)		151,716,018
Money Market Funds - 15.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	126,122	$126,122
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	24,166,425	24,166,425
TOTAL MONEY MARKET FUNDS (Cost $24,292,547)		24,292,547
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $158,574,990)		176,008,565
NET OTHER ASSETS - (15.4)%		(23,534,512)
NET ASSETS - 100%		$152,474,053
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$41,791
Fidelity Securities Lending Cash Central Fund	64,450
Total	$106,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,809,865) - See accompanying schedule: Unaffiliated issuers (cost $134,282,443)	$151,716,018
Affiliated Central Funds (cost $24,292,547)	24,292,547
Total Investments (cost $158,574,990)		$176,008,565
Receivable for investments sold		1,903,431
Receivable for fund shares sold		89,852
Dividends receivable		149,058
Interest receivable		479
Prepaid expenses		309
Other receivables		24,618
Total assets		178,176,312

Liabilities
Payable to custodian bank	$24,507
Payable for fund shares redeemed	1,351,860
Accrued management fee	74,357
Other affiliated payables	59,972
Other payables and accrued expenses	25,138
Collateral on securities loaned, at value	24,166,425
Total liabilities		25,702,259

Net Assets		$152,474,053
Net Assets consist of:
Paid in capital		$125,435,114
Undistributed net investment income		460,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,144,579
Net unrealized appreciation (depreciation) on investments		17,433,575
Net Assets, for 3,556,638 shares outstanding		$152,474,053
Net Asset Value, offering price and redemption price per share ($152,474,053 ÷ 3,556,638 shares)		$42.87

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,394,098
Income from affiliated Central Funds (including $64,450 from security lending)		106,241
Total income		1,500,339

Expenses
Management fee	$568,498
Transfer agent fees	358,696
Accounting and security lending fees	52,163
Independent trustees' compensation	422
Custodian fees and expenses	13,909
Registration fees	24,745
Audit	16,559
Legal	2,311
Miscellaneous	8,713
Total expenses before reductions	1,046,016
Expense reductions	(6,494)	1,039,522
Net investment income (loss)		460,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,988,615
Foreign currency transactions	340
Total net realized gain (loss)		9,988,955
Change in net unrealized appreciation (depreciation) on investment securities		(33,558,457)
Net gain (loss)		(23,569,502)
Net increase (decrease) in net assets resulting from operations		$(23,108,685)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,817	$9,821
Net realized gain (loss)	9,988,955	6,319,571
Change in net unrealized appreciation (depreciation)	(33,558,457)	8,021,493
Net increase (decrease) in net assets resulting from operations	(23,108,685)	14,350,885
Distributions to shareholders from net investment income	-	(48,224)
Distributions to shareholders from net realized gain	(6,642,918)	(2,067,434)
Total distributions	(6,642,918)	(2,115,658)
Share transactions Proceeds from sales of shares	21,206,098	370,971,483
Reinvestment of distributions	6,431,458	2,048,294
Cost of shares redeemed	(89,834,964)	(380,317,030)
Net increase (decrease) in net assets resulting from share transactions	(62,197,408)	(7,297,253)
Redemption fees	19,960	260,223
Total increase (decrease) in net assets	(91,929,051)	5,198,197

Net Assets
Beginning of period	244,403,104	239,204,907
End of period (including undistributed net investment income of $460,785 and distributions in excess of net investment income of $32, respectively)	$152,474,053	$244,403,104
Other Information Shares
Sold	449,064	7,902,684
Issued in reinvestment of distributions	131,308	49,218
Redeemed	(1,969,532)	(8,226,702)
Net increase (decrease)	(1,389,160)	(274,800)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$49.42	$45.82	$36.04	$22.55	$28.41	$22.22
Income from Investment Operations
Net investment income (loss) E	.11	- I	.02	(.05) F	(.10)	(.04)
Net realized and unrealized gain (loss)	(5.24)	3.99	10.78	13.52	(5.81)	6.34
Total from investment operations	(5.13)	3.99	10.80	13.47	(5.91)	6.30
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(1.42)	(.42)	(1.06)	-	-	(.17)
Total distributions	(1.42)	(.43)	(1.06)	-	-	(.17)
Redemption fees added to paid in capital E	-	.04	.04	.02	.05	.06
Net asset value, end of period	$42.87	$49.42	$45.82	$36.04	$22.55	$28.41
Total Return B, C, D	(10.74)%	8.98%	30.28%	59.82%	(20.63)%	28.87%
Ratios to Average Net Assets G
Expenses before reductions	1.04% A	1.05%	1.09%	1.37%	1.44%	1.45%
Expenses net of fee waivers, if any	1.04% A	1.05%	1.09%	1.37%	1.44%	1.45%
Expenses net of all reductions	1.04% A	1.01%	1.08%	1.35%	1.41%	1.44%
Net investment income (loss)	.46% A	-%	.04%	(.15)%	(.37)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$152,474	$244,403	$239,205	$97,338	$47,083	$83,536
Portfolio turnover rate	38% A	154%	119%	71%	133%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Harris Corp.	7.5	5.8
General Dynamics Corp.	7.3	6.6
Raytheon Co.	7.2	5.1
Rockwell Collins, Inc.	6.9	6.0
Precision Castparts Corp.	6.7	6.4
EchoStar Communications Corp. Class A	5.9	4.3
Alliant Techsystems, Inc.	5.2	3.2
L-3 Communications Holdings, Inc.	4.7	5.7
The Boeing Co.	4.7	3.0
BE Aerospace, Inc.	4.6	2.8
	60.7
Top Industries (% of fund's net assets)
As of August 31, 2006
Aerospace & Defense	70.2%
Communications Equipment	8.5%
Media	6.5%
Metals & Mining	4.7%
IT Services	4.3%
All Others *	5.8%

As of February 28, 2006
Aerospace & Defense	69.8%
Communications Equipment	6.9%
Media	5.1%
IT Services	4.4%
Electronic Equipment & Instruments	3.6%
All Others *	10.2%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 70.2%
Aerospace & Defense - 70.2%
AAR Corp. (a)	1,270,500	$28,344,855
Alliant Techsystems, Inc. (a)	628,455	48,070,523
BE Aerospace, Inc. (a)	1,750,350	41,763,351
DRS Technologies, Inc.	797,700	33,000,849
DynCorp International, Inc. Class A	357,100	3,885,248
EADS NV	435,600	13,137,456
EDO Corp. (d)	270,300	6,306,099
Essex Corp. (a)	489,800	7,288,224
GenCorp, Inc. (non-vtg.) (a)(d)	665,300	9,161,181
General Dynamics Corp.	993,500	67,110,925
Goodrich Corp.	888,350	34,601,233
Hexcel Corp. (a)	714,700	10,734,794
Honeywell International, Inc.	120,900	4,681,248
K&F Industries Holdings, Inc.	266,000	4,995,480
L-3 Communications Holdings, Inc.	576,500	43,462,335
Lockheed Martin Corp.	30,400	2,511,040
Meggitt PLC	560	3,351
MTC Technologies, Inc. (a)	187,700	3,941,700
MTU Aero Engines Holding AG	9,200	318,250
Northrop Grumman Corp.	30,348	2,027,550
Orbital Sciences Corp. (a)	1,153,792	20,872,097
Precision Castparts Corp.	1,053,000	61,537,320
Raytheon Co.	1,392,752	65,751,822
Rockwell Collins, Inc.	1,200,200	62,926,486
Rolls-Royce Group PLC	348,900	2,898,261
The Boeing Co. (d)	579,400	43,397,060
Triumph Group, Inc. (a)	199,800	8,783,208
United Technologies Corp.	205,000	12,855,550
		644,367,496
COMMUNICATIONS EQUIPMENT - 8.5%
Communications Equipment - 8.5%
Anaren, Inc. (a)	109,700	2,474,832
Harris Corp.	1,562,600	68,629,390
Powerwave Technologies, Inc. (a)	80,932	613,465
REMEC, Inc.	235,064	258,570
ViaSat, Inc. (a)	233,400	6,313,470
		78,289,727
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Electronic Equipment & Instruments - 0.7%
Aeroflex, Inc. (a)	628,300	6,546,886
CPI International, Inc.	4,700	59,220
		6,606,106
Electronic Manufacturing Services - 2.4%
Mercury Computer Systems, Inc. (a)	85,700	1,064,394
Trimble Navigation Ltd. (a)	417,950	20,467,012
		21,531,406
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		28,137,512

	Shares	Value (Note 1)
IT SERVICES - 4.3%
IT Consulting & Other Services - 4.3%
CACI International, Inc. Class A (a)	196,200	$10,410,372
ManTech International Corp. Class A (a)	159,500	4,855,180
NCI, Inc. Class A (e)	490,862	5,473,111
SI International, Inc. (a)	6,300	182,007
SRA International, Inc. Class A (a)	671,000	18,794,710
		39,715,380
MACHINERY - 0.4%
Industrial Machinery - 0.4%
RBC Bearings, Inc.	161,899	3,443,592
MEDIA - 6.5%
Broadcasting & Cable TV - 6.5%
EchoStar Communications Corp. Class A (a)	1,708,000	54,229,000
The DIRECTV Group, Inc. (a)	297,811	5,595,869
		59,824,869
METALS & MINING - 4.7%
Diversified Metals & Mining - 3.4%
Sumitomo Titanium Corp. (d)	2,700	550,833
Titanium Metals Corp. (d)	927,100	23,919,180
Toho Titanium Co. Ltd. (d)	112,200	6,957,843
		31,427,856
Steel - 1.3%
Allegheny Technologies, Inc.	204,300	11,716,605
TOTAL METALS & MINING		43,144,461
SOFTWARE - 0.4%
Application Software - 0.4%
NAVTEQ Corp. (a)	137,400	3,649,344
TOTAL COMMON STOCKS (Cost $744,605,435)		900,572,381
Money Market Funds - 3.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	12,746,622	$12,746,622
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	21,276,565	21,276,565
TOTAL MONEY MARKET FUNDS (Cost $34,023,187)		34,023,187
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $778,628,622)		934,595,568
NET OTHER ASSETS - (1.8)%		(16,262,329)
NET ASSETS - 100%		$918,333,239
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$686,206
Fidelity Securities Lending Cash Central Fund	117,167
Total	$803,373
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NCI, Inc. Class A	$2,213,442	$4,026,853	$-	$-	$5,473,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,527,644) - See accompanying schedule: Unaffiliated issuers (cost $738,825,469)	$895,099,270
Affiliated Central Funds (cost $34,023,187)	34,023,187
Other affiliated issuers (cost $5,779,966)	5,473,111
Total Investments (cost $778,628,622)		$934,595,568
Receivable for investments sold		16,030,903
Receivable for fund shares sold		1,874,572
Dividends receivable		712,318
Interest receivable		88,981
Prepaid expenses		773
Other receivables		24,089
Total assets		953,327,204

Liabilities
Payable for investments purchased	$10,440,680
Payable for fund shares redeemed	2,532,460
Accrued management fee	431,808
Other affiliated payables	268,084
Other payables and accrued expenses	44,368
Collateral on securities loaned, at value	21,276,565
Total liabilities		34,993,965

Net Assets		$918,333,239
Net Assets consist of:
Paid in capital		$718,865,327
Undistributed net investment income		349,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,145,818
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		155,972,226
Net Assets, for 12,030,154 shares outstanding		$918,333,239
Net Asset Value, offering price and redemption price per share ($918,333,239 ÷ 12,030,154 shares)		$76.34

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$4,115,863
Interest		1,110
Income from affiliated Central Funds (including $117,167 from security lending)		803,373
Total income		4,920,346

Expenses
Management fee	$2,728,782
Transfer agent fees	1,462,729
Accounting and security lending fees	209,039
Independent trustees' compensation	1,832
Custodian fees and expenses	16,596
Registration fees	66,426
Audit	18,335
Legal	8,526
Miscellaneous	29,789
Total expenses before reductions	4,542,054
Expense reductions	(18,822)	4,523,232
Net investment income (loss)		397,114
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,610,222
Foreign currency transactions	40,690
Total net realized gain (loss)		43,650,912
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,717,184)
Assets and liabilities in foreign currencies	5,280
Total change in net unrealized appreciation (depreciation)		(59,711,904)
Net gain (loss)		(16,060,992)
Net increase (decrease) in net assets resulting from operations		$(15,663,878)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$397,114	$1,419,609
Net realized gain (loss)	43,650,912	67,339,025
Change in net unrealized appreciation (depreciation)	(59,711,904)	88,845,184
Net increase (decrease) in net assets resulting from operations	(15,663,878)	157,603,818
Distributions to shareholders from net investment income	(249,043)	(1,154,317)
Distributions to shareholders from net realized gain	(21,915,716)	(34,919,985)
Total distributions	(22,164,759)	(36,074,302)
Share transactions Proceeds from sales of shares	297,456,506	520,738,976
Reinvestment of distributions	21,284,026	34,754,666
Cost of shares redeemed	(264,712,476)	(358,203,751)
Net increase (decrease) in net assets resulting from share transactions	54,028,056	197,289,891
Redemption fees	85,042	112,951
Total increase (decrease) in net assets	16,284,461	318,932,358

Net Assets
Beginning of period	902,048,778	583,116,420
End of period (including undistributed net investment income of $349,868 and undistributed net investment income of $237,024, respectively)	$918,333,239	$902,048,778
Other Information Shares
Sold	3,725,737	7,213,251
Issued in reinvestment of distributions	266,819	475,557
Redeemed	(3,394,347)	(4,936,594)
Net increase (decrease)	598,209	2,752,214

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$78.91	$67.18	$55.07	$36.30	$46.08	$42.83
Income from Investment Operations
Net investment income (loss) E	.03	.13	.25	(.09)	- H	.15
Net realized and unrealized gain (loss)	(.83)	15.04	12.28	18.85	(9.77)	3.59
Total from investment operations	(.80)	15.17	12.53	18.76	(9.77)	3.74
Distributions from net investment income	(.02)	(.11)	(.19)	-	(.04)	(.05)
Distributions from net realized gain	(1.76)	(3.34)	(.25)	-	-	(.49)
Total distributions	(1.78)	(3.45)	(.44)	-	(.04)	(.54)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.03	.05
Net asset value, end of period	$76.34	$78.91	$67.18	$55.07	$36.30	$46.08
Total Return B, C, D	(1.10)%	23.02%	22.82%	51.71%	(21.16)%	9.09%
Ratios to Average Net Assets F
Expenses before reductions	.94% A	.97%	1.02%	1.28%	1.25%	1.23%
Expenses net of fee waivers, if any	.94% A	.97%	1.02%	1.28%	1.25%	1.23%
Expenses net of all reductions	.94% A	.95%	1.00%	1.24%	1.21%	1.19%
Net investment income (loss)	.08% A	.19%	.41%	(.19)%	-%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$918,333	$902,049	$583,116	$321,915	$264,301	$286,831
Portfolio turnover rate	61% A	50%	38%	47%	79%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Waste Management, Inc.	11.5	7.6
Millipore Corp.	7.2	4.1
Ecolab, Inc.	6.8	3.8
Veolia Environnement sponsored ADR	6.0	5.5
Ormat Technologies, Inc.	5.0	1.8
Pentair, Inc.	4.7	3.1
Allied Waste Industries, Inc.	4.6	2.0
Republic Services, Inc.	4.5	3.4
Stericycle, Inc.	4.5	4.7
Waste Connections, Inc.	4.5	3.1
	59.3
Top Industries (% of fund's net assets)
As of August 31, 2006
Commercial Services & Supplies	35.5%
Food & Staples Retailing	8.6%
Chemicals	7.4%
Life Sciences Tools & Services	7.2%
Independent Power Producers & Energy Traders	6.7%
All Others *	34.6%

As of February 28, 2006
Commercial Services & Supplies	25.6%
Machinery	19.3%
Chemicals	8.1%
Food & Staples Retailing	7.3%
Multi-utilities	5.5%
All Others *	34.2%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Environmental Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value (Note 1)
AUTO COMPONENTS - 1.7%
Auto Parts & Equipment - 1.7%
Ballard Power Systems, Inc. (a)(d)	171,700	$1,059,390
CHEMICALS - 7.4%
Commodity Chemicals - 0.6%
Calgon Carbon Corp. (d)	71,300	332,971
Specialty Chemicals - 6.8%
Ecolab, Inc.	94,700	4,221,726
TOTAL CHEMICALS		4,554,697
COMMERCIAL SERVICES & SUPPLIES - 35.5%
Diversified Commercial & Professional Services - 2.1%
Tetra Tech, Inc. (a)	80,700	1,339,620
Environmental & Facility Services - 33.4%
Allied Waste Industries, Inc. (d)	271,700	2,809,378
Bennett Environmental, Inc. (a)	45,900	57,308
Clean Harbors, Inc.	47,800	1,997,562
Marsulex, Inc. (a)	38,000	287,415
Republic Services, Inc.	72,400	2,807,672
Stericycle, Inc. (a)	42,000	2,800,980
Waste Connections, Inc. (a)	75,200	2,765,104
Waste Management, Inc.	208,093	7,133,428
		20,658,847
TOTAL COMMERCIAL SERVICES & SUPPLIES		21,998,467
CONSTRUCTION & ENGINEERING - 1.6%
Construction & Engineering - 1.6%
Insituform Technologies, Inc. Class A (a)	44,200	1,014,390
ELECTRICAL EQUIPMENT - 3.1%
Electrical Components & Equipment - 1.5%
FuelCell Energy, Inc. (d)	74,200	722,708
Hydrogenics Corp. (a)	128,900	229,443
		952,151
Heavy Electrical Equipment - 1.6%
Capstone Turbine Corp. (a)(d)	198,200	378,562
Plug Power, Inc. (a)(d)	124,600	590,604
		969,166
TOTAL ELECTRICAL EQUIPMENT		1,921,317
ENERGY EQUIPMENT & SERVICES - 1.1%
Oil & Gas Equipment & Services - 1.1%
Newpark Resources, Inc. (a)	125,500	695,270
FOOD & STAPLES RETAILING - 8.6%
Food Distributors - 3.8%
United Natural Foods, Inc. (a)	81,400	2,364,670

	Shares	Value (Note 1)
Food Retail - 4.8%
Whole Foods Market, Inc.	42,700	$2,289,574
Wild Oats Markets, Inc. (a)(d)	40,800	666,672
		2,956,246
TOTAL FOOD & STAPLES RETAILING		5,320,916
FOOD PRODUCTS - 1.8%
Packaged Foods & Meats - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	10,500	404,985
SunOpta, Inc. (a)	80,800	677,104
		1,082,089
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.7%
Independent Power Producers & Energy Traders - 6.7%
Nevada Geothermal Power, Inc. (a)(e)	1,300,000	882,113
Nevada Geothermal Power, Inc. warrants 4/4/08 (a)	1,300,000	163,430
Ormat Technologies, Inc. (d)	84,500	3,074,955
		4,120,498
LIFE SCIENCES TOOLS & SERVICES - 7.2%
Life Science Tools & Services - 7.2%
Millipore Corp. (a)	69,600	4,466,928
MACHINERY - 6.5%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Lindsay Manufacturing Co.	17,400	496,248
Industrial Machinery - 5.7%
Kadant, Inc. (a)	24,200	638,396
Pentair, Inc.	96,300	2,879,370
		3,517,766
TOTAL MACHINERY		4,014,014
MULTI-UTILITIES - 6.0%
Multi-Utilities - 6.0%
Veolia Environnement sponsored ADR	66,300	3,732,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Semiconductor Equipment - 0.9%
Asyst Technologies, Inc. (a)	73,800	552,762
TOTAL COMMON STOCKS (Cost $54,453,773)		54,532,765
Money Market Funds - 11.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	125,918	$125,918
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	7,200,475	7,200,475
TOTAL MONEY MARKET FUNDS (Cost $7,326,393)		7,326,393
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $61,780,166)		61,859,158
NET OTHER ASSETS - 0.1%		52,808
NET ASSETS - 100%		$61,911,966
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 882,113 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$121,322
Fidelity Securities Lending Cash Central Fund	89,462
Total	$210,784
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.5%
France	6.0%
Canada	5.5%
100.0%
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $10,408 all of which will expire on February 29, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,984,776) - See accompanying schedule: Unaffiliated issuers (cost $54,453,773)	$54,532,765
Affiliated Central Funds (cost $7,326,393)	7,326,393
Total Investments (cost $61,780,166)		$61,859,158
Receivable for investments sold		2,917,098
Receivable for fund shares sold		5,039,790
Dividends receivable		70,100
Interest receivable		264
Prepaid expenses		23
Other receivables		8,441
Total assets		69,894,874

Liabilities
Payable for fund shares redeemed	$710,839
Accrued management fee	28,711
Other affiliated payables	23,410
Other payables and accrued expenses	19,473
Collateral on securities loaned, at value	7,200,475
Total liabilities		7,982,908

Net Assets		$61,911,966
Net Assets consist of:
Paid in capital		$67,211,424
Undistributed net investment income		7,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,385,964)
Net unrealized appreciation (depreciation) on investments		78,992
Net Assets, for 3,780,481 shares outstanding		$61,911,966
Net Asset Value, offering price and redemption price per share ($61,911,966 ÷ 3,780,481 shares)		$16.38

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$347,283
Interest		4,560
Income from affiliated Central Funds (including $89,462 from security lending)		210,784
Total income		562,627

Expenses
Management fee	$282,705
Transfer agent fees	165,217
Accounting and security lending fees	26,272
Independent trustees' compensation	206
Custodian fees and expenses	10,660
Registration fees	42,359
Audit	15,982
Legal	700
Interest	18,680
Miscellaneous	3,090
Total expenses before reductions	565,871
Expense reductions	(10,981)	554,890
Net investment income (loss)		7,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,834,033)
Foreign currency transactions	(8,913)
Total net realized gain (loss)		(4,842,946)
Change in net unrealized appreciation (depreciation) on investment securities		(3,876,188)
Net gain (loss)		(8,719,134)
Net increase (decrease) in net assets resulting from operations		$(8,711,397)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,737	$(29,976)
Net realized gain (loss)	(4,842,946)	1,298,153
Change in net unrealized appreciation (depreciation)	(3,876,188)	3,984,704
Net increase (decrease) in net assets resulting from operations	(8,711,397)	5,252,881
Share transactions Proceeds from sales of shares	159,769,082	75,524,136
Cost of shares redeemed	(144,629,859)	(37,407,839)
Net increase (decrease) in net assets resulting from share transactions	15,139,223	38,116,297
Redemption fees	86,721	23,557
Total increase (decrease) in net assets	6,514,547	43,392,735

Net Assets
Beginning of period	55,397,419	12,004,684
End of period (including undistributed net investment income of $7,514 and accumulated net investment loss of $223, respectively)	$61,911,966	$55,397,419
Other Information Shares
Sold	8,871,799	4,815,847
Redeemed	(8,285,041)	(2,492,334)
Net increase (decrease)	586,758	2,323,513

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$13.80	$13.29	$9.71	$11.58	$12.98
Income from Investment Operations
Net investment income (loss) E	- H	(.02)	(.14)	(.25)	(.20)	(.17)
Net realized and unrealized gain (loss)	(.99)	3.55	.64	3.83	(1.68)	(1.25)
Total from investment operations	(.99)	3.53	.50	3.58	(1.88)	(1.42)
Redemption fees added to paid in capital E	.02	.02	.01	- H	.01	.02
Net asset value, end of period	$16.38	$17.35	$13.80	$13.29	$9.71	$11.58
Total Return B, C, D	(5.59)%	25.72%	3.84%	36.87%	(16.15)%	(10.79)%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	1.40%	1.87%	2.57%	2.64%	2.00%
Expenses net of fee waivers, if any	1.15% A	1.25%	1.83%	2.50%	2.50%	2.00%
Expenses net of all reductions	1.13% A	1.16%	1.74%	2.50%	2.45%	1.98%
Net investment income (loss)	.02% A	(.14)%	(1.06)%	(2.12)%	(1.92)%	(1.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$61,912	$55,397	$12,005	$12,269	$9,987	$12,471
Portfolio turnover rate	266% A	166%	220%	90%	67%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	8.0	8.0
United Technologies Corp.	4.1	2.4
Fluor Corp.	3.3	4.4
Honeywell International, Inc.	3.0	2.6
3M Co.	3.0	2.8
Tyco International Ltd.	2.9	3.0
Illinois Tool Works, Inc.	2.2	0.0
E.I. du Pont de Nemours & Co.	2.1	0.7
Dow Chemical Co.	2.0	1.2
Caterpillar, Inc.	1.9	2.3
	32.5
Top Industries (% of fund's net assets)
As of August 31, 2006
Aerospace & Defense	16.4%
Industrial Conglomerates	15.1%
Chemicals	14.7%
Machinery	10.9%
Construction & Engineering	8.0%
All Others *	34.9%

As of February 28, 2006
Aerospace & Defense	15.4%
Industrial Conglomerates	14.8%
Chemicals	12.5%
Construction & Engineering	9.7%
Machinery	8.5%
All Others *	39.1%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Industrials Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 16.4%
Aerospace & Defense - 16.4%
Alliant Techsystems, Inc. (a)	900	$68,841
BAE Systems PLC sponsored ADR	8,500	244,375
DRS Technologies, Inc.	1,400	57,918
EADS NV	33,600	1,013,357
EDO Corp.	5,700	132,981
General Dynamics Corp.	4,000	270,200
Goodrich Corp.	14,300	556,985
Hexcel Corp. (a)	62,456	938,089
Honeywell International, Inc.	51,700	2,001,824
L-3 Communications Holdings, Inc.	4,000	301,560
Lockheed Martin Corp.	8,200	677,320
Meggitt PLC	18,400	110,102
Precision Castparts Corp.	9,600	561,024
Raytheon Co.	17,800	840,338
Rockwell Collins, Inc.	3,940	206,574
Rolls-Royce Group PLC	12,892	107,092
The Boeing Co.	340	25,466
United Technologies Corp.	42,500	2,665,175
		10,779,221
AIR FREIGHT & LOGISTICS - 4.6%
Air Freight & Logistics - 4.6%
C.H. Robinson Worldwide, Inc.	10,700	490,274
Expeditors International of Washington, Inc.	7,300	291,051
FedEx Corp.	5,400	545,562
Forward Air Corp.	2,670	85,814
Hub Group, Inc. Class A	11,722	273,123
United Parcel Service, Inc. Class B	13,200	924,660
UTI Worldwide, Inc.	18,188	419,233
		3,029,717
AIRLINES - 1.5%
Airlines - 1.5%
AirTran Holdings, Inc. (a)	34,800	398,460
JetBlue Airways Corp. (a)	100	1,024
Midwest Air Group, Inc. (a)(d)	9,700	66,542
Republic Airways Holdings, Inc. (a)	8,612	137,275
Ryanair Holdings PLC sponsored ADR (a)	1,500	82,305
UAL Corp. (a)	10,800	270,000
		955,606
AUTO COMPONENTS - 2.1%
Auto Parts & Equipment - 1.9%
Amerigon, Inc. (a)	33,527	235,695
BorgWarner, Inc.	3,300	187,143
Gentex Corp.	28,200	408,336
Johnson Controls, Inc.	5,600	402,808
		1,233,982

	Shares	Value (Note 1)
Tires & Rubber - 0.2%
Continental AG	1,200	$128,376
TOTAL AUTO COMPONENTS		1,362,358
AUTOMOBILES - 2.8%
Automobile Manufacturers - 2.8%
Bayerische Motoren Werke AG (BMW)	9,800	507,755
Ford Motor Co.	61,500	514,755
General Motors Corp. (d)	12,600	367,668
Renault SA	2,800	326,091
Toyota Motor Corp. sponsored ADR	900	97,506
		1,813,775
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
American Standard Companies, Inc.	10,010	418,118
Goodman Global, Inc.	500	6,295
Masco Corp.	17,710	485,431
		909,844
CHEMICALS - 14.7%
Commodity Chemicals - 2.0%
Arkema (a)	7,900	307,997
Celanese Corp. Class A	21,500	397,535
Georgia Gulf Corp.	7,900	209,666
NOVA Chemicals Corp.	4,100	130,756
Pioneer Companies, Inc. (a)	3,600	87,696
Westlake Chemical Corp.	6,000	179,760
		1,313,410
Diversified Chemicals - 5.2%
Ashland, Inc.	4,300	271,502
Dow Chemical Co.	34,400	1,311,672
E.I. du Pont de Nemours & Co.	34,400	1,374,968
FMC Corp.	8,300	507,296
		3,465,438
Fertilizers & Agricultural Chemicals - 2.5%
Agrium, Inc.	7,900	183,473
Monsanto Co.	11,700	555,048
Mosaic Co.	26,400	428,736
Potash Corp. of Saskatchewan, Inc.	4,400	431,068
The Scotts Miracle-Gro Co. Class A	1,300	55,796
		1,654,121
Industrial Gases - 2.3%
Air Products & Chemicals, Inc.	5,400	357,966
Airgas, Inc.	2,600	93,132
Linde AG	3,899	344,133
Praxair, Inc.	12,200	700,402
		1,495,633
Specialty Chemicals - 2.7%
Albemarle Corp.	5,300	290,970
Chemtura Corp.	25,141	218,475
Cytec Industries, Inc.	11,400	608,190
Common Stocks - continued
	Shares	Value (Note 1)
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Ecolab, Inc.	8,600	$383,388
Ferro Corp.	7,400	126,392
Lubrizol Corp.	100	4,349
Minerals Technologies, Inc.	100	5,199
Rohm & Haas Co.	2,800	123,480
		1,760,443
TOTAL CHEMICALS		9,689,045
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Diversified Commercial & Professional Services - 0.2%
The Brink's Co.	2,200	125,334
Environmental & Facility Services - 1.4%
Allied Waste Industries, Inc.	22,300	230,582
Republic Services, Inc.	2,700	104,706
Waste Connections, Inc. (a)	3,850	141,565
Waste Management, Inc.	12,600	431,928
		908,781
Human Resource & Employment Services - 0.6%
CDI Corp.	11,400	238,830
Robert Half International, Inc.	5,800	179,452
		418,282
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,452,397
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Dycom Industries, Inc. (a)	4,400	89,100
Harris Corp.	7,075	310,734
		399,834
CONSTRUCTION & ENGINEERING - 8.0%
Construction & Engineering - 8.0%
Chicago Bridge & Iron Co. NV (NY Shares)	41,600	1,123,616
Comfort Systems USA, Inc.	11,200	145,936
Fluor Corp.	25,400	2,195,068
Foster Wheeler Ltd. (a)	2,600	113,022
Infrasource Services, Inc. (a)	16,000	276,640
Jacobs Engineering Group, Inc. (a)	3,000	261,270
Shaw Group, Inc. (a)	31,700	797,572
SNC-Lavalin Group, Inc.	13,500	372,401
		5,285,525
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	900	74,124
Vulcan Materials Co.	3,900	306,579
		380,703

	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Crown Holdings, Inc. (a)	4,300	$79,077
Owens-Illinois, Inc.	3,120	47,299
		126,376
ELECTRICAL EQUIPMENT - 4.0%
Electrical Components & Equipment - 3.1%
AMETEK, Inc.	1,600	68,608
Cooper Industries Ltd. Class A	3,300	270,204
Emerson Electric Co.	13,700	1,125,455
Hubbell, Inc. Class B	2,600	120,900
Rockwell Automation, Inc.	5,800	327,004
Roper Industries, Inc.	1,960	90,905
Thomas & Betts Corp. (a)	1,300	58,708
		2,061,784
Heavy Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	23,900	318,826
Global Power Equipment Group, Inc. (a)	36,000	79,920
Vestas Wind Systems AS (a)	6,600	184,771
		583,517
TOTAL ELECTRICAL EQUIPMENT		2,645,301
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Cogent, Inc. (a)	2,300	32,844
CPI International, Inc.	300	3,780
FARO Technologies, Inc. (a)	3,200	56,352
		92,976
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Imperial Sugar Co.	4,300	132,268
HOUSEHOLD DURABLES - 1.8%
Homebuilding - 1.8%
D.R. Horton, Inc.	10,700	234,651
KB Home	8,200	350,632
Pulte Homes, Inc.	6,100	180,987
Ryland Group, Inc. (d)	7,120	303,810
Toll Brothers, Inc. (a)	3,500	92,470
		1,162,550
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (a)	592	17,150
INDUSTRIAL CONGLOMERATES - 15.1%
Industrial Conglomerates - 15.1%
3M Co.	27,760	1,990,392
General Electric Co.	153,760	5,237,065
Smiths Group PLC	15,200	248,910
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Textron, Inc.	6,600	$553,476
Tyco International Ltd.	71,430	1,867,895
		9,897,738
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
CACI International, Inc. Class A (a)	2,400	127,344
ManTech International Corp. Class A (a)	4,400	133,936
NCI, Inc. Class A	700	7,805
SI International, Inc. (a)	1,600	46,224
		315,309
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Science Tools & Services - 0.1%
Varian, Inc. (a)	700	32,676
MACHINERY - 10.9%
Construction & Farm Machinery & Heavy Trucks - 5.6%
AGCO Corp. (a)	2,500	62,125
American Railcar Industries, Inc.	100	3,029
Bucyrus International, Inc. Class A	3,471	179,208
Caterpillar, Inc.	18,900	1,254,015
Deere & Co.	15,700	1,226,170
Joy Global, Inc.	5,575	242,736
Manitowoc Co., Inc.	5,000	221,000
Navistar International Corp. (a)	3,970	91,072
Samsung Heavy Industries Ltd.	290	6,939
Terex Corp. (a)	3,200	140,576
Toro Co.	6,000	240,060
Wabash National Corp.	3,300	45,507
		3,712,437
Industrial Machinery - 5.3%
Actuant Corp. Class A	500	22,550
Atlas Copco AB (B Shares)	10,500	253,560
Danaher Corp.	8,800	583,352
Dover Corp.	4,300	209,066
Illinois Tool Works, Inc.	32,500	1,426,750
ITT Industries, Inc.	9,200	450,340
KCI Konecranes Oyj	16,750	332,632
Pentair, Inc.	2,160	64,584
Schindler Holding AG (participation certificate)	2,644	137,925
		3,480,759
TOTAL MACHINERY		7,193,196
MARINE - 0.7%
Marine - 0.7%
Alexander & Baldwin, Inc.	1,320	57,895
Camillo Eitzen & Co. ASA (d)	9,900	109,621

	Shares	Value (Note 1)
Odfjell ASA (A Shares)	9,800	$158,895
Stolt-Nielsen SA (d)	6,200	152,504
		478,915
METALS & MINING - 3.9%
Steel - 3.9%
Allegheny Technologies, Inc.	9,200	527,620
Carpenter Technology Corp.	2,500	239,600
IPSCO, Inc.	1,300	119,779
Mittal Steel Co. NV Class A (NY Shares)	22,500	770,625
Nucor Corp.	6,600	322,542
Oregon Steel Mills, Inc. (a)	6,800	327,556
United States Steel Corp.	4,700	273,399
		2,581,121
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	3,200	116,704
Massey Energy Co.	1,700	42,908
		159,612
Oil & Gas Storage & Transport - 0.0%
Overseas Shipholding Group, Inc.	100	6,670
TOTAL OIL, GAS & CONSUMABLE FUELS		166,282
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Potlatch Corp.	2,842	108,877
ROAD & RAIL - 5.7%
Railroads - 3.7%
Burlington Northern Santa Fe Corp.	10,100	676,195
CSX Corp.	27,700	837,094
Kansas City Southern	200	5,270
Norfolk Southern Corp.	18,020	769,995
Union Pacific Corp.	1,500	120,525
		2,409,079
Trucking - 2.0%
Con-way, Inc.	5,300	253,605
Laidlaw International, Inc.	4,588	123,876
Landstar System, Inc.	19,918	850,499
Old Dominion Freight Lines, Inc. (a)	3,200	102,144
		1,330,124
TOTAL ROAD & RAIL		3,739,203
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class B (a)	600	24,240
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	2,300	118,772
TOTAL SPECIALTY RETAIL		143,012
Common Stocks - continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
H&E Equipment Services, Inc.	200	$5,214
MSC Industrial Direct Co., Inc. Class A	13,300	523,488
Watsco, Inc.	1,700	74,698
WESCO International, Inc. (a)	1,300	76,050
		679,450
TRANSPORTATION INFRASTRUCTURE - 0.0%
Airport Services - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	200	6,790
Marine Ports & Services - 0.0%
Eitzen Maritime Services ASA (a)	3,923	1,458
TOTAL TRANSPORTATION INFRASTRUCTURE		8,248
TOTAL COMMON STOCKS (Cost $58,590,101)		65,578,673
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $1,990)	1,118,609	2,183
Money Market Funds - 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	206,032	$206,032
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	683,164	683,164
TOTAL MONEY MARKET FUNDS (Cost $889,196)		889,196
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $59,481,287)		66,470,052
NET OTHER ASSETS - (1.2)%		(766,377)
NET ASSETS - 100%		$65,703,675
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$58,486
Fidelity Securities Lending Cash Central Fund	23,161
Total	$81,647
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Netherlands	4.4%
Canada	2.0%
Germany	1.5%
United Kingdom	1.2%
France	1.0%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $658,940) - See accompanying schedule: Unaffiliated issuers (cost $58,592,091)	$65,580,856
Affiliated Central Funds (cost $889,196)	889,196
Total Investments (cost $59,481,287)		$66,470,052
Cash		100,053
Receivable for fund shares sold		76,576
Dividends receivable		105,206
Interest receivable		1,114
Prepaid expenses		62
Other receivables		4,122
Total assets		66,757,185

Liabilities
Payable for fund shares redeemed	$289,287
Accrued management fee	31,258
Other affiliated payables	25,259
Other payables and accrued expenses	24,542
Collateral on securities loaned, at value	683,164
Total liabilities		1,053,510

Net Assets		$65,703,675
Net Assets consist of:
Paid in capital		$55,479,534
Undistributed net investment income		227,711
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,007,589
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,988,841
Net Assets, for 3,260,188 shares outstanding		$65,703,675
Net Asset Value, offering price and redemption price per share ($65,703,675 ÷ 3,260,188 shares)		$20.15

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$685,907
Interest		12
Income from affiliated Central Funds (including $23,161 from security lending)		81,647
Total income		767,566

Expenses
Management fee	$263,653
Transfer agent fees	154,417
Accounting and security lending fees	23,468
Independent trustees' compensation	182
Custodian fees and expenses	31,093
Registration fees	16,842
Audit	16,151
Legal	779
Interest	16,942
Miscellaneous	3,257
Total expenses before reductions	526,784
Expense reductions	(5,280)	521,504
Net investment income (loss)		246,062
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,199,182
Foreign currency transactions	(6,004)
Total net realized gain (loss)		3,193,178
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,761,113)
Assets and liabilities in foreign currencies	749
Total change in net unrealized appreciation (depreciation)		(6,760,364)
Net gain (loss)		(3,567,186)
Net increase (decrease) in net assets resulting from operations		$(3,321,124)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$246,062	$216,156
Net realized gain (loss)	3,193,178	6,498,549
Change in net unrealized appreciation (depreciation)	(6,760,364)	2,768,625
Net increase (decrease) in net assets resulting from operations	(3,321,124)	9,483,330
Distributions to shareholders from net investment income	(95,712)	(167,989)
Distributions to shareholders from net realized gain	(2,440,643)	(4,339,314)
Total distributions	(2,536,355)	(4,507,303)
Share transactions Proceeds from sales of shares	72,643,026	57,428,807
Reinvestment of distributions	2,419,700	4,328,731
Cost of shares redeemed	(87,223,053)	(48,044,834)
Net increase (decrease) in net assets resulting from share transactions	(12,160,327)	13,712,704
Redemption fees	41,095	22,519
Total increase (decrease) in net assets	(17,976,711)	18,711,250

Net Assets
Beginning of period	83,680,386	64,969,136
End of period (including undistributed net investment income of $227,711 and undistributed net investment income of $108,975, respectively)	$65,703,675	$83,680,386
Other Information Shares
Sold	3,384,216	2,929,253
Issued in reinvestment of distributions	113,494	230,791
Redeemed	(4,228,399)	(2,550,620)
Net increase (decrease)	(730,689)	609,424

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$20.97	$19.21	$16.22	$11.04	$14.69	$14.47
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.02	(.05)	(.04)
Net realized and unrealized gain (loss)	(.36)	3.06	3.99	5.46	(3.61)	.26
Total from investment operations	(.30)	3.12	4.04	5.48	(3.66)	.22
Distributions from net investment income	(.02)	(.05)	(.02)	(.01)	-	-
Distributions from net realized gain	(.51)	(1.32)	(1.04)	(.30)	-	(.01)
Total distributions	(.53)	(1.37)	(1.06)	(.31)	-	(.01)
Redemption fees added to paid in capital E	.01	.01	.01	.01	.01	.01
Net asset value, end of period	$20.15	$20.97	$19.21	$16.22	$11.04	$14.69
Total Return B, C, D	(1.52)%	17.23%	25.60%	49.87%	(24.85)%	1.59%
Ratios to Average Net Assets F
Expenses before reductions	1.14% A	1.12%	1.19%	1.60%	1.94%	1.79%
Expenses net of fee waivers, if any	1.14% A	1.12%	1.19%	1.60%	1.94%	1.79%
Expenses net of all reductions	1.12% A	1.07%	1.15%	1.57%	1.91%	1.78%
Net investment income (loss)	.53% A	.34%	.27%	.14%	(.40)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$65,704	$83,680	$64,969	$36,797	$15,132	$22,694
Portfolio turnover rate	188% A	168%	151%	166%	162%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	6.5	6.3
Honeywell International, Inc.	6.2	7.0
Halliburton Co.	5.8	4.8
General Electric Co.	5.5	6.8
Emerson Electric Co.	5.3	2.1
Caterpillar, Inc.	4.9	5.3
Deere & Co.	3.9	3.2
Applied Materials, Inc.	3.8	4.1
Danaher Corp.	3.4	3.1
Dover Corp.	2.6	2.6
	47.9
Top Industries (% of fund's net assets)
As of August 31, 2006
Machinery	35.5%
Industrial Conglomerates	13.3%
Electrical Equipment	11.0%
Semiconductors & Semiconductor Equipment	9.0%
Aerospace & Defense	8.3%
All Others *	22.9%

As of February 28, 2006
Machinery	30.2%
Industrial Conglomerates	14.9%
Aerospace & Defense	9.2%
Electrical Equipment	7.8%
Semiconductors & Semiconductor Equipment	7.6%
All Others *	30.3%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 8.3%
Aerospace & Defense - 8.3%
Bombardier, Inc. Class B (sub. vtg.)	83,700	$254,440
Honeywell International, Inc.	127,200	4,925,184
Precision Castparts Corp.	24,400	1,425,936
		6,605,560
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	5,300	381,229
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
American Standard Companies, Inc.	40,500	1,691,685
Goodman Global, Inc.	1,100	13,849
Jacuzzi Brands, Inc. (a)	39,000	386,880
Trex Co., Inc. (a)(d)	4,500	121,185
		2,213,599
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Office Services & Supplies - 0.6%
IKON Office Solutions, Inc.	33,100	471,675
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
TANDBERG ASA	26,800	274,495
COMPUTERS & PERIPHERALS - 1.5%
Computer Hardware - 0.5%
NCR Corp. (a)	9,900	344,421
Computer Storage & Peripherals - 1.0%
EMC Corp. (a)	24,900	290,085
Intermec, Inc. (a)	17,100	512,316
		802,401
TOTAL COMPUTERS & PERIPHERALS		1,146,822
CONSTRUCTION & ENGINEERING - 2.2%
Construction & Engineering - 2.2%
EMCOR Group, Inc. (a)	15,500	859,320
SNC-Lavalin Group, Inc.	15,200	419,296
URS Corp. (a)	11,900	482,545
		1,761,161
ELECTRICAL EQUIPMENT - 11.0%
Electrical Components & Equipment - 11.0%
A.O. Smith Corp.	7,000	280,770
American Power Conversion Corp.	14,800	260,036
AMETEK, Inc.	18,600	797,568
Cooper Industries Ltd. Class A	12,700	1,039,876
Emerson Electric Co.	50,600	4,156,790
Hubbell, Inc. Class B	7,600	353,400
Rockwell Automation, Inc.	23,800	1,341,844
Roper Industries, Inc.	9,600	445,248
		8,675,532

	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Equipment & Instruments - 0.6%
Cognex Corp.	3,900	$99,567
Napco Security Systems, Inc. (a)(d)	36,275	351,505
		451,072
Electronic Manufacturing Services - 0.6%
Molex, Inc.	13,600	495,992
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		947,064
ENERGY EQUIPMENT & SERVICES - 5.8%
Oil & Gas Equipment & Services - 5.8%
Halliburton Co.	140,100	4,570,062
HOUSEHOLD DURABLES - 0.3%
Household Appliances - 0.3%
Blount International, Inc. (a)	21,700	196,385
INDUSTRIAL CONGLOMERATES - 13.3%
Industrial Conglomerates - 13.3%
General Electric Co.	127,950	4,357,977
Textron, Inc.	12,000	1,006,320
Tyco International Ltd.	196,200	5,130,629
		10,494,926
MACHINERY - 35.5%
Construction & Farm Machinery & Heavy Trucks - 14.0%
AGCO Corp. (a)	11,700	290,745
American Railcar Industries, Inc.	100	3,029
Astec Industries, Inc. (a)	11,000	259,490
Bucyrus International, Inc. Class A	11,950	616,979
Caterpillar, Inc.	58,400	3,874,840
Cummins, Inc.	4,600	528,172
Deere & Co.	39,425	3,079,093
Manitowoc Co., Inc.	9,600	424,320
Navistar International Corp. (a)	24,200	555,148
Oshkosh Truck Co.	10,900	563,530
Toro Co.	8,100	324,081
Toromont Industries Ltd.	19,800	437,990
Wabash National Corp.	11,100	153,069
		11,110,486
Industrial Machinery - 21.5%
Actuant Corp. Class A	14,800	667,480
Albany International Corp. Class A	3,800	132,696
Atlas Copco AB (B Shares)	18,100	437,089
Crane Co.	1,600	63,968
Danaher Corp.	40,800	2,704,632
Donaldson Co., Inc.	10,800	360,504
Dover Corp.	42,900	2,085,798
Harsco Corp.	9,100	723,996
IDEX Corp.	5,000	209,950
Illinois Tool Works, Inc.	45,800	2,010,620
Ingersoll-Rand Co. Ltd. Class A	22,400	851,648
ITT Industries, Inc.	38,900	1,904,155
Common Stocks - continued
	Shares	Value (Note 1)
MACHINERY - CONTINUED
Industrial Machinery - continued
KCI Konecranes Oyj	58,550	$1,162,721
Palfinger AG	8,900	878,006
Pentair, Inc.	12,700	379,730
RBC Bearings, Inc.	23,400	497,718
Schindler Holding AG (participation certificate)	18,604	970,486
SPX Corp.	13,100	691,680
Wajax Income Fund	1,000	36,017
Watts Water Technologies, Inc. Class A	6,700	207,767
		16,976,661
TOTAL MACHINERY		28,087,147
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	13,800	404,754
OFFICE ELECTRONICS - 2.5%
Office Electronics - 2.5%
Xerox Corp. (a)	102,300	1,515,063
Zebra Technologies Corp. Class A (a)	12,900	436,536
		1,951,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
Semiconductor Equipment - 9.0%
Applied Materials, Inc.	180,100	3,040,088
Brooks Automation, Inc. (a)	36,000	500,400
Cascade Microtech, Inc. (a)	4,700	55,507
FormFactor, Inc. (a)	5,900	284,734
KLA-Tencor Corp.	22,300	979,193
Lam Research Corp. (a)	16,700	714,593
Novellus Systems, Inc. (a)	34,400	960,448
Teradyne, Inc. (a)	44,400	623,376
		7,158,339
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co.	17,500	903,700

	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Fastenal Co.	21,800	$799,624
Finning International, Inc.	13,400	481,663
H&E Equipment Services, Inc.	200	5,214
Interline Brands, Inc. (a)	20,200	505,808
W.W. Grainger, Inc.	4,700	313,960
Watsco, Inc.	15,100	663,494
		2,769,763
TOTAL COMMON STOCKS (Cost $67,808,157)		79,013,812
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 5.31% (b)	17,365	17,365
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	315,600	315,600
TOTAL MONEY MARKET FUNDS (Cost $332,965)		332,965
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $68,141,122)		79,346,777
NET OTHER ASSETS - (0.3)%		(210,375)
NET ASSETS - 100%		$79,136,402
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$55,769
Fidelity Securities Lending Cash Central Fund	3,719
Total	$59,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $299,332) - See accompanying schedule: Unaffiliated issuers (cost $67,808,157)	$79,013,812
Affiliated Central Funds (cost $332,965)	332,965
Total Investments (cost $68,141,122)		$79,346,777
Receivable for investments sold		389,433
Receivable for fund shares sold		23,373
Dividends receivable		133,313
Interest receivable		1,326
Prepaid expenses		41
Other receivables		1,214
Total assets		79,895,477

Liabilities
Payable to custodian bank	$44,181
Payable for fund shares redeemed	321,325
Accrued management fee	37,717
Other affiliated payables	21,370
Other payables and accrued expenses	18,882
Collateral on securities loaned, at value	315,600
Total liabilities		759,075

Net Assets		$79,136,402
Net Assets consist of:
Paid in capital		$69,150,223
Undistributed net investment income		105,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,325,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,205,873
Net Assets, for 2,768,503 shares outstanding		$79,136,402
Net Asset Value, offering price and redemption price per share ($79,136,402 ÷ 2,768,503 shares)		$28.58

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$518,254
Interest		39
Income from affiliated Central Funds (including $3,719 from security lending)		59,488
Total income		577,781

Expenses
Management fee	$254,223
Transfer agent fees	122,434
Accounting and security lending fees	22,678
Independent trustees' compensation	167
Custodian fees and expenses	24,433
Registration fees	19,587
Audit	16,131
Legal	723
Miscellaneous	1,946
Total expenses before reductions	462,322
Expense reductions	(1,671)	460,651
Net investment income (loss)		117,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,146,021)
Foreign currency transactions	(1,810)
Total net realized gain (loss)		(1,147,831)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,107,448)
Assets and liabilities in foreign currencies	226
Total change in net unrealized appreciation (depreciation)		(2,107,222)
Net gain (loss)		(3,255,053)
Net increase (decrease) in net assets resulting from operations		$(3,137,923)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,130	$125,878
Net realized gain (loss)	(1,147,831)	3,137,422
Change in net unrealized appreciation (depreciation)	(2,107,222)	3,947,920
Net increase (decrease) in net assets resulting from operations	(3,137,923)	7,211,220
Distributions to shareholders from net investment income	(59,642)	(36,844)
Distributions to shareholders from net realized gain	(506,956)	(3,199,441)
Total distributions	(566,598)	(3,236,285)
Share transactions Proceeds from sales of shares	72,636,612	46,137,172
Reinvestment of distributions	540,163	3,125,450
Cost of shares redeemed	(65,144,204)	(24,786,422)
Net increase (decrease) in net assets resulting from share transactions	8,032,571	24,476,200
Redemption fees	38,280	13,961
Total increase (decrease) in net assets	4,366,330	28,465,096

Net Assets
Beginning of period	74,770,072	46,304,976
End of period (including undistributed net investment income of $105,461 and undistributed net investment income of $88,453, respectively)	$79,136,402	$74,770,072
Other Information Shares
Sold	2,406,279	1,655,158
Issued in reinvestment of distributions	17,839	119,637
Redeemed	(2,220,567)	(934,451)
Net increase (decrease)	203,551	840,344

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$29.15	$26.85	$24.60	$16.00	$22.54	$21.69
Income from Investment Operations
Net investment income (loss) E	.04	.07	(.04)	(.02)	(.12)	(.03)
Net realized and unrealized gain (loss)	(.43)	4.02	3.26	8.59	(6.43)	.88
Total from investment operations	(.39)	4.09	3.22	8.57	(6.55)	.85
Distributions from net investment income	(.02)	(.02)	-	-	-	-
Distributions from net realized gain	(.17)	(1.78)	(.98)	-	-	(.03)
Total distributions	(.19)	(1.80)	(.98)	-	-	(.03)
Redemption fees added to paid in capital E	.01	.01	.01	.03	.01	.03
Net asset value, end of period	$28.58	$29.15	$26.85	$24.60	$16.00	$22.54
Total Return B, C, D	(1.34)%	16.17%	13.37%	53.75%	(29.02)%	4.07%
Ratios to Average Net Assets F
Expenses before reductions	1.03% A	1.03%	1.07%	1.37%	1.77%	1.46%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.07%	1.37%	1.77%	1.46%
Expenses net of all reductions	1.03% A	1.02%	1.06%	1.33%	1.76%	1.45%
Net investment income (loss)	.26% A	.27%	(.17)%	(.08)%	(.62)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$79,136	$74,770	$46,305	$66,383	$17,459	$24,775
Portfolio turnover rate	89% A	40%	51%	95%	123%	131%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	5.4	0.0
E.I. du Pont de Nemours & Co.	5.2	3.6
Alcoa, Inc.	4.8	6.6
Burlington Northern Santa Fe Corp.	4.0	5.9
Canadian National Railway Co.	3.8	4.6
CONSOL Energy, Inc.	3.4	2.3
Alcan, Inc.	3.3	0.0
United States Steel Corp.	3.1	1.3
Praxair, Inc.	3.1	3.9
Inco Ltd.	2.9	0.0
	39.0
Top Industries (% of fund's net assets)
As of August 31, 2006
Metals & Mining	34.7%
Chemicals	21.9%
Road & Rail	15.2%
Oil, Gas & Consumable Fuels	11.4%
Construction Materials	4.5%
All Others *	12.3%

As of February 28, 2006
Metals & Mining	32.5%
Road & Rail	21.2%
Chemicals	17.2%
Oil, Gas & Consumable Fuels	9.7%
Construction Materials	4.8%
All Others *	14.6%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Materials Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
American Standard Companies, Inc.	50,000	$2,088,500
CHEMICALS - 21.9%
Diversified Chemicals - 10.6%
Dow Chemical Co.	299,000	11,400,868
E.I. du Pont de Nemours & Co. (d)	275,600	11,015,732
		22,416,600
Fertilizers & Agricultural Chemicals - 1.9%
Agrium, Inc.	136,100	3,160,850
Potash Corp. of Saskatchewan, Inc.	8,800	862,136
		4,022,986
Industrial Gases - 6.2%
Air Products & Chemicals, Inc.	81,200	5,382,748
Airgas, Inc.	28,300	1,013,706
Praxair, Inc.	114,300	6,561,963
		12,958,417
Specialty Chemicals - 3.2%
Albemarle Corp.	30,200	1,657,980
Chemtura Corp.	79,500	690,855
Cytec Industries, Inc.	17,400	928,290
Rohm & Haas Co.	77,700	3,426,570
		6,703,695
TOTAL CHEMICALS		46,101,698
CONSTRUCTION & ENGINEERING - 1.6%
Construction & Engineering - 1.6%
SNC-Lavalin Group, Inc.	121,800	3,359,886
CONSTRUCTION MATERIALS - 4.5%
Construction Materials - 4.5%
Martin Marietta Materials, Inc.	28,100	2,314,316
Polaris Minerals Corp. (e)	1,000,000	4,541,753
Vulcan Materials Co.	33,900	2,664,879
		9,520,948
CONTAINERS & PACKAGING - 3.7%
Metal & Glass Containers - 0.7%
Pactiv Corp. (a)	57,300	1,531,629
Paper Packaging - 3.0%
Packaging Corp. of America	55,000	1,272,700
Smurfit-Stone Container Corp.	433,800	4,940,982
		6,213,682
TOTAL CONTAINERS & PACKAGING		7,745,311
MACHINERY - 1.1%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Deere & Co.	31,100	2,428,910

	Shares	Value (Note 1)
METALS & MINING - 34.7%
Aluminum - 8.1%
Alcan, Inc.	153,400	$6,899,045
Alcoa, Inc.	350,298	10,015,020
Novelis, Inc.	40	835
		16,914,900
Diversified Metals & Mining - 11.4%
Birch Mountain Resources Ltd. (a)	561,900	2,165,651
Coalcorp Mining, Inc. (a)	7,183,000	3,899,213
Coalcorp Mining, Inc. warrants 2/8/11 (a)	89,000	20,533
FNX Mining Co., Inc. (a)	160,500	1,894,983
Inco Ltd.	79,500	6,199,317
Phelps Dodge Corp.	59,900	5,361,050
Skye Resources, Inc. (a)	191,000	2,422,709
Teck Cominco Ltd. Class B (sub. vtg.)	30,200	2,010,965
		23,974,421
Gold - 4.4%
Agnico-Eagle Mines Ltd.	70,200	2,666,241
Cambior, Inc. (a)	936,500	3,295,924
Meridian Gold, Inc. (a)	112,300	3,321,349
		9,283,514
Steel - 10.8%
A.M. Castle & Co.	54,000	1,526,040
Chaparral Steel Co. (a)	46,800	3,342,456
IPSCO, Inc.	65,800	6,062,673
Nucor Corp.	89,900	4,393,413
Schnitzer Steel Industries, Inc. Class A	28,700	911,225
United States Steel Corp.	112,900	6,567,393
		22,803,200
TOTAL METALS & MINING		72,976,035
OIL, GAS & CONSUMABLE FUELS - 11.4%
Coal & Consumable Fuels - 9.3%
Arch Coal, Inc.	49,100	1,608,025
Cameco Corp.	117,600	4,813,376
CONSOL Energy, Inc.	196,400	7,162,708
Massey Energy Co.	16,300	411,412
Peabody Energy Corp.	128,100	5,645,367
		19,640,888
Integrated Oil & Gas - 1.0%
Suncor Energy, Inc. (d)	28,000	2,169,728
Oil & Gas Exploration & Production - 1.1%
UTS Energy Corp. (a)	525,000	2,256,175
TOTAL OIL, GAS & CONSUMABLE FUELS		24,066,791
ROAD & RAIL - 15.2%
Railroads - 15.2%
Burlington Northern Santa Fe Corp.	126,600	8,475,870
Canadian National Railway Co.	184,800	7,883,217
Common Stocks - continued
	Shares	Value (Note 1)
ROAD & RAIL - CONTINUED
Railroads - continued
CSX Corp.	153,800	$4,647,836
Norfolk Southern Corp.	144,500	6,174,485
Union Pacific Corp.	59,200	4,756,720
		31,938,128
TOTAL COMMON STOCKS (Cost $186,943,522)		200,226,207
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 5.31% (b)	12,348,592	12,348,592
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	6,284,950	6,284,950
TOTAL MONEY MARKET FUNDS (Cost $18,633,542)		18,633,542
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $205,577,064)		218,859,749
NET OTHER ASSETS - (3.9)%		(8,307,200)
NET ASSETS - 100%		$210,552,549
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 4,541,753 or 2.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$263,850
Fidelity Securities Lending Cash Central Fund	31,883
Total	$295,733
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.7%
Canada	33.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,080,848) - See accompanying schedule: Unaffiliated issuers (cost $186,943,522)	$200,226,207
Affiliated Central Funds (cost $18,633,542)	18,633,542
Total Investments (cost $205,577,064)		$218,859,749
Receivable for fund shares sold		517,278
Dividends receivable		303,558
Interest receivable		47,969
Prepaid expenses		112
Other receivables		16,577
Total assets		219,745,243

Liabilities
Payable for fund shares redeemed	$2,715,359
Accrued management fee	102,869
Other affiliated payables	66,056
Other payables and accrued expenses	23,460
Collateral on securities loaned, at value	6,284,950
Total liabilities		9,192,694

Net Assets		$210,552,549
Net Assets consist of:
Paid in capital		$186,037,691
Undistributed net investment income		904,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,327,177
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,283,402
Net Assets, for 4,519,809 shares outstanding		$210,552,549
Net Asset Value, offering price and redemption price per share ($210,552,549 ÷ 4,519,809 shares)		$46.58

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,664,767
Interest		1,871
Income from affiliated Central Funds (including $31,883 from security lending)		295,733
Total income		1,962,371

Expenses
Management fee	$603,088
Transfer agent fees	324,781
Accounting and security lending fees	54,451
Independent trustees' compensation	390
Custodian fees and expenses	16,341
Registration fees	56,725
Audit	16,419
Legal	1,644
Interest	2,189
Miscellaneous	6,155
Total expenses before reductions	1,082,183
Expense reductions	(39,052)	1,043,131
Net investment income (loss)		919,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,467,839
Foreign currency transactions	24,315
Total net realized gain (loss)		10,492,154
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,068,074)
Assets and liabilities in foreign currencies	307
Total change in net unrealized appreciation (depreciation)		(15,067,767)
Net gain (loss)		(4,575,613)
Net increase (decrease) in net assets resulting from operations		$(3,656,373)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$919,240	$1,058,337
Net realized gain (loss)	10,492,154	8,503,088
Change in net unrealized appreciation (depreciation)	(15,067,767)	6,934,391
Net increase (decrease) in net assets resulting from operations	(3,656,373)	16,495,816
Distributions to shareholders from net investment income	(302,945)	(770,963)
Distributions to shareholders from net realized gain	(5,187,932)	(3,187,200)
Total distributions	(5,490,877)	(3,958,163)
Share transactions Proceeds from sales of shares	212,076,576	177,007,921
Reinvestment of distributions	5,224,052	3,742,752
Cost of shares redeemed	(167,346,131)	(168,316,528)
Net increase (decrease) in net assets resulting from share transactions	49,954,497	12,434,145
Redemption fees	222,801	108,867
Total increase (decrease) in net assets	41,030,048	25,080,665

Net Assets
Beginning of period	169,522,501	144,441,836
End of period (including undistributed net investment income of $904,279 and undistributed net investment income of $394,580, respectively)	$210,552,549	$169,522,501
Other Information Shares
Sold	4,308,852	4,217,962
Issued in reinvestment of distributions	108,631	93,814
Redeemed	(3,554,764)	(4,196,527)
Net increase (decrease)	862,719	115,249

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 I	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$46.35	$40.78	$35.99	$23.83	$25.89	$23.11
Income from Investment Operations
Net investment income (loss) E	.21	.32	.15	.13 F	.04 F	.10
Net realized and unrealized gain (loss)	1.42 G	6.40	5.47	12.07	(1.69)	2.81
Total from investment operations	1.63	6.72	5.62	12.20	(1.65)	2.91
Distributions from net investment income	(.08)	(.25)	(.12)	(.12)	(.46)	(.20)
Distributions from net realized gain	(1.37)	(.93)	(.74)	-	-	-
Total distributions	(1.45)	(1.18)	(.86)	(.12)	(.46)	(.20)
Redemption fees added to paid in capital E	.05	.03	.03	.08	.05	.07
Net asset value, end of period	$46.58	$46.35	$40.78	$35.99	$23.83	$25.89
Total Return B, C, D	3.53%	17.01%	16.09%	51.73%	(6.16)%	12.98%
Ratios to Average Net Assets H
Expenses before reductions	1.02% A	1.05%	1.06%	1.31%	1.57%	1.57%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.06%	1.31%	1.57%	1.57%
Expenses net of all reductions	.98% A	1.01%	1.02%	1.17%	1.42%	1.49%
Net investment income (loss)	.86% A	.78%	.42%	.43%	.16%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$210,553	$169,523	$144,442	$135,131	$41,275	$27,461
Portfolio turnover rate	158% A	124%	89%	175%	226%	230%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
CSX Corp.	6.7	3.6
Burlington Northern Santa Fe Corp.	6.2	6.4
Norfolk Southern Corp.	5.4	7.1
Union Pacific Corp.	5.0	3.6
Canadian National Railway Co.	4.8	5.5
Expeditors International of Washington, Inc.	4.7	5.9
C.H. Robinson Worldwide, Inc.	3.9	4.1
United Parcel Service, Inc. Class B	3.7	1.0
FedEx Corp.	3.3	2.4
JetBlue Airways Corp.	2.8	0.6
	46.5
Top Industries (% of fund's net assets)
As of August 31, 2006
Road & Rail	38.8%
Air Freight & Logistics	20.9%
Airlines	13.2%
Machinery	7.9%
Oil, Gas & Consumable Fuels	5.6%
All Others *	13.6%

As of February 28, 2006
Road & Rail	40.3%
Air Freight & Logistics	19.9%
Airlines	12.6%
Oil, Gas & Consumable Fuels	8.5%
Machinery	5.5%
All Others *	13.2%

*Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Transportation Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 4.4%
Aerospace & Defense - 4.4%
AAR Corp. (a)	17,800	$397,118
Bombardier, Inc. Class B (sub. vtg.)	681,900	2,072,907
Hexcel Corp. (a)	28,000	420,560
Precision Castparts Corp.	15,600	911,664
Rockwell Collins, Inc.	8,800	461,384
		4,263,633
AIR FREIGHT & LOGISTICS - 20.9%
Air Freight & Logistics - 20.9%
C.H. Robinson Worldwide, Inc. (d)	81,900	3,752,658
EGL, Inc. (a)	26,700	816,219
Expeditors International of Washington, Inc.	113,220	4,514,081
FedEx Corp.	31,200	3,152,136
Forward Air Corp.	14,650	470,851
Hub Group, Inc. Class A	56,460	1,315,518
Pacer International, Inc.	10,400	286,312
United Parcel Service, Inc. Class B	51,000	3,572,550
UTI Worldwide, Inc.	93,900	2,164,395
		20,044,720
AIRLINES - 13.2%
Airlines - 13.2%
AirTran Holdings, Inc. (a)(d)	195,900	2,243,055
AMR Corp.	109,200	2,254,980
Gol Linhas Aereas Inteligentes SA sponsored ADR	7,800	272,298
JetBlue Airways Corp. (a)(d)	259,414	2,656,399
Republic Airways Holdings, Inc. (a)	36,100	575,434
Ryanair Holdings PLC sponsored ADR (a)	17,938	984,258
Southwest Airlines Co. (d)	105,087	1,820,107
TAM SA (PN) sponsored ADR (ltd. vtg.)	17,200	534,920
UAL Corp. (a)	52,300	1,307,500
		12,648,951
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
TRW Automotive Holdings Corp. (a)	23,300	574,578
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Harris Corp.	8,000	351,360
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	8,100	264,222
Hornbeck Offshore Services, Inc. (a)	7,300	245,353
		509,575
INSURANCE - 0.2%
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,200	204,224

	Shares	Value (Note 1)
MACHINERY - 7.9%
Construction & Farm Machinery & Heavy Trucks - 6.0%
American Railcar Industries, Inc.	6,100	$184,769
Bucyrus International, Inc. Class A	11,800	609,234
Caterpillar, Inc.	3,200	212,320
Deere & Co.	2,400	187,440
FreightCar America, Inc.	1,500	87,300
Joy Global, Inc.	6,800	296,072
Navistar International Corp. (a)	9,000	206,460
Oshkosh Truck Co.	27,400	1,416,580
PACCAR, Inc. (d)	21,350	1,167,205
Terex Corp. (a)	5,200	228,436
Trinity Industries, Inc.	33,850	1,129,236
		5,725,052
Industrial Machinery - 1.9%
Eaton Corp.	27,500	1,828,750
TOTAL MACHINERY		7,553,802
MARINE - 3.1%
Marine - 3.1%
Alexander & Baldwin, Inc.	9,400	412,284
American Commercial Lines, Inc.	30,091	1,579,778
Kirby Corp. (a)	32,000	938,560
		2,930,622
METALS & MINING - 2.2%
Diversified Metals & Mining - 1.9%
RTI International Metals, Inc. (a)	3,200	138,784
Titanium Metals Corp.	66,900	1,726,020
		1,864,804
Steel - 0.3%
Allegheny Technologies, Inc.	4,100	235,135
TOTAL METALS & MINING		2,099,939
OIL, GAS & CONSUMABLE FUELS - 5.6%
Oil & Gas Refining & Marketing - 1.3%
Valero Energy Corp.	19,300	1,107,820
World Fuel Services Corp.	3,800	136,952
		1,244,772
Oil & Gas Storage & Transport - 4.3%
General Maritime Corp.	12,600	473,256
OMI Corp.	33,400	752,168
Overseas Shipholding Group, Inc.	19,800	1,320,660
Teekay Shipping Corp.	36,900	1,633,194
		4,179,278
TOTAL OIL, GAS & CONSUMABLE FUELS		5,424,050
ROAD & RAIL - 38.8%
Railroads - 31.6%
Burlington Northern Santa Fe Corp.	88,300	5,911,685
Common Stocks - continued
	Shares	Value (Note 1)
ROAD & RAIL - CONTINUED
Railroads - continued
Canadian National Railway Co.	109,000	$4,649,733
Canadian Pacific Railway Ltd.	53,900	2,647,942
CSX Corp.	212,200	6,412,683
Guangshen Railway Co. Ltd. sponsored ADR	1,000	20,520
Kansas City Southern	25,550	673,243
Norfolk Southern Corp.	120,600	5,153,238
Union Pacific Corp.	60,400	4,853,140
		30,322,184
Trucking - 7.2%
Con-way, Inc.	30,400	1,454,640
Dollar Thrifty Automotive Group, Inc. (a)	7,100	303,028
Heartland Express, Inc.	41,400	665,712
J.B. Hunt Transport Services, Inc.	14,900	292,785
Laidlaw International, Inc.	41,500	1,120,500
Landstar System, Inc.	46,970	2,005,619
Swift Transportation Co., Inc. (a)	35,700	827,883
Universal Truckload Services, Inc. (a)	9,700	267,720
		6,937,887
TOTAL ROAD & RAIL		37,260,071
SOFTWARE - 0.6%
Application Software - 0.6%
NAVTEQ Corp. (a)	20,000	531,200
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
GATX Corp.	11,000	408,210
TOTAL COMMON STOCKS (Cost $77,596,777)		94,804,935
Money Market Funds - 11.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	2,677,877	$2,677,877
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	8,401,500	8,401,500
TOTAL MONEY MARKET FUNDS (Cost $11,079,377)		11,079,377
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $88,676,154)		105,884,312
NET OTHER ASSETS - (10.3)%		(9,913,994)
NET ASSETS - 100%		$95,970,318
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$104,471
Fidelity Securities Lending Cash Central Fund	22,095
Total	$126,566
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.0%
Canada	9.8%
Marshall Islands	3.0%
British Virgin Islands	2.3%
Ireland	1.0%
Others (individually less than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,217,410) - See accompanying schedule: Unaffiliated issuers (cost $77,596,777)	$94,804,935
Affiliated Central Funds (cost $11,079,377)	11,079,377
Total Investments (cost $88,676,154)		$105,884,312
Receivable for investments sold		109,040
Receivable for fund shares sold		169,120
Dividends receivable		108,919
Interest receivable		4,142
Prepaid expenses		62
Other receivables		10,830
Total assets		106,286,425

Liabilities
Payable for fund shares redeemed	$1,804,951
Accrued management fee	49,496
Other affiliated payables	38,235
Other payables and accrued expenses	21,925
Collateral on securities loaned, at value	8,401,500
Total liabilities		10,316,107

Net Assets		$95,970,318
Net Assets consist of:
Paid in capital		$85,180,635
Undistributed net investment income		30,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,448,517)
Net unrealized appreciation (depreciation) on investments		17,208,158
Net Assets, for 2,093,682 shares outstanding		$95,970,318
Net Asset Value, offering price and redemption price per share ($95,970,318 ÷ 2,093,682 shares)		$45.84

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$574,071
Interest		6
Income from affiliated Central Funds (including $22,095 from security lending)		126,566
Total income		700,643

Expenses
Management fee	$354,500
Transfer agent fees	202,370
Accounting and security lending fees	31,660
Independent trustees' compensation	232
Custodian fees and expenses	14,318
Registration fees	38,933
Audit	16,217
Legal	996
Miscellaneous	3,774
Total expenses before reductions	663,000
Expense reductions	(2,897)	660,103
Net investment income (loss)		40,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,241,346)
Foreign currency transactions	6,853
Total net realized gain (loss)		(6,234,493)
Change in net unrealized appreciation (depreciation) on investment securities		(8,679,645)
Net gain (loss)		(14,914,138)
Net increase (decrease) in net assets resulting from operations		$(14,873,598)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,540	$309,175
Net realized gain (loss)	(6,234,493)	5,340,781
Change in net unrealized appreciation (depreciation)	(8,679,645)	8,140,215
Net increase (decrease) in net assets resulting from operations	(14,873,598)	13,790,171
Distributions to shareholders from net investment income	(46,855)	(250,837)
Distributions to shareholders from net realized gain	(2,366,175)	(2,277,096)
Total distributions	(2,413,030)	(2,527,933)
Share transactions Proceeds from sales of shares	138,047,023	147,323,750
Reinvestment of distributions	2,323,916	2,429,834
Cost of shares redeemed	(131,144,979)	(139,120,153)
Net increase (decrease) in net assets resulting from share transactions	9,225,960	10,633,431
Redemption fees	104,185	72,847
Total increase (decrease) in net assets	(7,956,483)	21,968,516

Net Assets
Beginning of period	103,926,801	81,958,285
End of period (including undistributed net investment income of $30,042 and undistributed net investment income of $58,316, respectively)	$95,970,318	$103,926,801
Other Information Shares
Sold	2,677,323	3,256,955
Issued in reinvestment of distributions	45,239	54,997
Redeemed	(2,698,231)	(3,190,130)
Net increase (decrease)	24,331	121,822

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$50.22	$42.08	$32.84	$22.80	$30.95	$29.20
Income from Investment Operations
Net investment income (loss) E	.02	.17	.20 F	(.12)	(.18)	(.06)
Net realized and unrealized gain (loss)	(3.41)	8.99	9.24	10.13	(8.02)	1.99
Total from investment operations	(3.39)	9.16	9.44	10.01	(8.20)	1.93
Distributions from net investment income	(.02)	(.10)	(.11)	-	-	-
Distributions from net realized gain	(1.01)	(.96)	(.13)	-	-	(.23)
Total distributions	(1.03)	(1.06)	(.24)	-	-	(.23)
Redemption fees added to paid in capital E	.04	.04	.04	.03	.05	.05
Net asset value, end of period	$45.84	$50.22	$42.08	$32.84	$22.80	$30.95
Total Return B, C, D	(6.89)%	22.24%	28.86%	44.04%	(26.33)%	6.85%
Ratios to Average Net Assets G
Expenses before reductions	1.06% A	1.13%	1.17%	1.57%	1.77%	1.44%
Expenses net of fee waivers, if any	1.06% A	1.13%	1.17%	1.57%	1.77%	1.44%
Expenses net of all reductions	1.06% A	1.11%	1.14%	1.53%	1.75%	1.40%
Net investment income (loss)	.07% A	.40%	.53% F	(.40)%	(.67)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$95,970	$103,927	$81,958	$37,583	$21,820	$71,526
Portfolio turnover rate	151% A	142%	148%	86%	47%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding these dividends, the ratio of net investment income to average net assets would have been .06%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Air Transportation Portfolio, Automotive Portfolio, Chemicals Portfolio, Construction and Housing Portfolio, Defense and Aerospace Portfolio, Environmental Portfolio, Industrials Portfolio, Industrial Equipment Portfolio, Materials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). On April 20, 2006, the Board of Trustees approved changes to the names of Cyclical Industries Portfolio and Industrial Materials Portfolio to Industrials Portfolio and Materials Portfolio effective October 1, 2006. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR), and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$78,604,955	$15,134,607	$(4,015,717)	$11,118,890
Automotive Portfolio	17,127,510	483,898	(1,303,504)	(819,606)
Chemicals Portfolio	70,718,214	20,603,194	(4,616,668)	15,986,526
Construction and Housing Portfolio	158,720,249	26,362,270	(9,073,954)	17,288,316
Defense and Aerospace Portfolio	778,957,026	195,903,629	(40,265,087)	155,638,542
Environmental Portfolio	62,059,393	3,606,347	(3,806,582)	(200,235)
Industrials Portfolio	59,694,271	9,423,805	(2,648,024)	6,775,781
Industrial Equipment Portfolio	68,230,791	13,855,206	(2,739,220)	11,115,986
Materials Portfolio	206,602,106	25,018,559	(12,760,916)	12,257,643
Transportation Portfolio	89,600,269	22,172,049	(5,888,006)	16,284,043

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	92,666,505	126,827,822
Automotive Portfolio	16,545,392	16,409,864
Chemicals Portfolio	19,788,966	48,790,043
Construction and Housing Portfolio	37,398,918	92,013,759
Defense and Aerospace Portfolio	348,493,473	282,757,734
Environmental Portfolio	132,953,578	117,130,766
Industrials Portfolio	84,023,317	96,581,107
Industrial Equipment Portfolio	51,156,445	38,318,069
Materials Portfolio	201,421,323	158,585,684
Transportation Portfolio	95,866,172	86,793,659

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.27%	.57%
Automotive Portfolio	.30%	.27%	.57%
Chemicals Portfolio	.30%	.27%	.57%
Construction and Housing Portfolio	.30%	.27%	.57%
Defense and Aerospace Portfolio	.30%	.27%	.57%
Environmental Portfolio	.30%	.27%	.57%
Industrials Portfolio	.30%	.27%	.57%
Industrial Equipment Portfolio	.30%	.27%	.57%
Materials Portfolio	.30%	.27%	.57%
Transportation Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.28%
Automotive Portfolio	.38%
Chemicals Portfolio	.36%
Construction and Housing Portfolio	.36%
Defense and Aerospace Portfolio	.30%
Environmental Portfolio	.34%
Industrials Portfolio	.33%
Industrial Equipment Portfolio	.27%
Materials Portfolio	.31%
Transportation Portfolio	.33%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Air Transportation Portfolio	$2,483
Automotive Portfolio	143
Chemicals Portfolio	690
Construction and Housing Portfolio	3,143
Defense and Aerospace Portfolio	3,428
Environmental Portfolio	1,358
Industrials Portfolio	443
Industrial Equipment Portfolio	443
Materials Portfolio	2,873
Transportation Portfolio	1,508

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$2,573
Automotive Portfolio	1,290
Chemicals Portfolio	355
Construction and Housing Portfolio	142
Defense and Aerospace Portfolio	7,193
Environmental Portfolio	2,109
Industrials Portfolio	944
Industrial Equipment Portfolio	1,637
Materials Portfolio	483
Transportation Portfolio	1,912

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Air Transportation Portfolio	Borrower	$4,368,333	5.15%	$3,749
Chemicals Portfolio	Borrower	6,874,800	4.64%	4,428
Environmental Portfolio	Borrower	12,292,000	5.12%	3,499
Industrials Portfolio	Borrower	5,517,500	5.16%	1,581
Materials Portfolio	Borrower	7,629,000	5.17%	2,189

Semiannual Report

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Air Transportation Portfolio	$152
Automotive Portfolio	25
Chemicals Portfolio	151
Construction and Housing Portfolio	329
Defense and Aerospace Portfolio	1,282
Environmental Portfolio	111
Industrials Portfolio	125
Industrial Equipment Portfolio	111
Materials Portfolio	262
Transportation Portfolio	150

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Environmental Portfolio	$8,662,667	5.26%
Industrials Portfolio	19,882,800	5.56%

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Automotive Portfolio	1.25%	$37,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Air Transportation Portfolio	$6,252	$135
Automotive Portfolio	1,617	-
Chemicals Portfolio	-	605
Construction and Housing Portfolio	4,960	1,534
Defense and Aerospace Portfolio	12,207	6,615
Environmental Portfolio	10,921	60
Industrials Portfolio	3,652	1,628
Industrial Equipment Portfolio	1,435	236
Materials Portfolio	38,736	316
Transportation Portfolio	2,554	343

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Litigation.

In October 2002, a lawsuit was commenced against Construction and Housing Portfolio and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Construction and Housing Portfolio received dividends in the amount of $42,780.

On September 26, 2006, the Bankruptcy Court for the District of Delaware approved Owens Corning's Plan of Reorganization. This lawsuit will be dismissed when the Plan of Reorganization becomes effective on or about October 30, 2006.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
PROPOSAL 3A, 6A, 8A
To modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments).
Industrials Portfolio
	# of Votes	% of Votes
Affirmative	30,619,544.53	88.165
Against	2,307,189.64	6.643
Abstain	814,036.55	2.344
Broker Non-Votes	989,077.44	2.848
TOTAL	34,729,848.16	100.000
Materials Portfolio
	# of Votes	% of Votes
Affirmative	108,411,437.40	81.739
Against	7,936,411.09	5.983
Abstain	5,272,593.97	3.976
Broker Non-Votes	11,011,327.60	8.302
TOTAL	132,631,770.06	100.000
Construction and Housing Portfolio
	# of Votes	% of Votes
Affirmative	73,567,140.71	82.331
Against	6,217,844.92	6.959
Abstain	3,955,488.54	4.426
Broker Non-Votes	5,614,725.82	6.284
TOTAL	89,355,199.99	100.000
PROPOSAL 3B, 6B, 8B
To modify the fund's investment concentration policy.
Industrials Portfolio
	# of Votes	% of Votes
Affirmative	30,585,896.92	88.068
Against	2,358,363.88	6.791
Abstain	796,509.92	2.293
Broker Non-Votes	989,077.44	2.848
TOTAL	34,729,848.16	100.000
Materials Portfolio
	# of Votes	% of Votes
Affirmative	108,476,307.14	81.788
Against	7,596,656.39	5.727
Abstain	5,547,478.93	4.183
Broker Non-Votes	11,011,327.60	8.302
TOTAL	132,631,770.06	100.000
Construction and Housing Portfolio
	# of Votes	% of Votes
Affirmative	72,316,588.92	80.931
Against	6,462,062.23	7.231
Abstain	4,961,822.98	5.554
Broker Non-Votes	5,614,725.86	6.284
TOTAL	89,355,199.99	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Air Transportation
Select Automotive
Select Chemicals
Select Construction and Housing
Select Industrials (formerly known as Select Cyclical Industries)
Select Defense and Aerospace
Select Environmental
Select Industrial Equipment
Select Materials (formerly known as Select Industrial Materials)
Select Transportation

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Industrials Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Industrials Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Industrials Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Air Transportation Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Automotive Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Chemicals Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Construction and Housing Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Industrials Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Defense and Aerospace Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Environmental Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrial Equipment Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Materials Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Transportation Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Air Transportation Portfolio

Automotive Portfolio

Semiannual Report

Chemicals Portfolio

Construction and Housing Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrials Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Environmental Portfolio

Industrial Equipment Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

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www.fidelity.com

Fidelity®

Select Portfolios®

Financial Services Sector

Banking

Brokerage and Investment Management

Financial Services

Home Finance

Insurance

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Financial Services Sector
Banking	<Click Here>
Brokerage and Investment Management	<Click Here>
Financial Services	<Click Here>
Home Finance	<Click Here>
Insurance	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

*Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Banking Portfolio
Actual	$1,000.00	$1,036.50	$4.83
HypotheticalA	$1,000.00	$1,020.47	$4.79
Brokerage and Investment Management Portfolio
Actual	$1,000.00	$957.90	$4.49
HypotheticalA	$1,000.00	$1,020.62	$4.63
Financial Services Portfolio
Actual	$1,000.00	$1,012.40	$4.82
HypotheticalA	$1,000.00	$1,020.42	$4.84
Home Finance Portfolio
Actual	$1,000.00	$1,011.30	$4.82
HypotheticalA	$1,000.00	$1,020.42	$4.84
Insurance Portfolio
Actual	$1,000.00	$1,005.70	$5.11
HypotheticalA	$1,000.00	$1,020.11	$5.14

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Banking Portfolio	.94%
Brokerage and Investment Management Portfolio	.91%
Financial Services Portfolio	.95%
Home Finance Portfolio	.95%
Insurance Portfolio	1.01%

Semiannual Report

Banking Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	7.7	6.0
Wachovia Corp.	5.9	6.9
Bank of America Corp.	5.2	5.5
PNC Financial Services Group, Inc.	4.9	4.6
JPMorgan Chase & Co.	4.2	4.2
Bank of New York Co., Inc.	4.0	4.0
Mellon Financial Corp.	3.2	3.1
Zions Bancorp	3.1	2.0
SunTrust Banks, Inc.	3.0	4.0
BB&T Corp.	2.7	2.0
	43.9
Top Industries (% of fund's net assets)
As of August 31, 2006
Commercial Banks	69.3%
Capital Markets	11.4%
Diversified Financial Services	10.7%
Insurance	1.4%
Real Estate Investment Trusts	0.9%
All Others*	6.3%

As of February 28, 2006
Commercial Banks	68.6%
Capital Markets	10.7%
Diversified Financial Services	7.9%
Insurance	2.6%
Real Estate	0.5%
All Others*	9.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Banking Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
CAPITAL MARKETS - 11.4%
Asset Management & Custody Banks - 10.9%
Bank of New York Co., Inc.	476,616	$16,085,790
Investors Financial Services Corp.	73,700	3,416,732
Mellon Financial Corp.	342,100	12,736,383
Northern Trust Corp.	187,500	10,498,125
State Street Corp.	16,000	988,800
		43,725,830
Diversified Capital Markets - 0.3%
UBS AG:
(NY Shares)	3,500	198,695
(Reg.)	14,028	796,370
		995,065
Investment Banking & Brokerage - 0.2%
TD Ameritrade Holding Corp.	44,500	779,640
TOTAL CAPITAL MARKETS		45,500,535
COMMERCIAL BANKS - 69.3%
Diversified Banks - 19.9%
Allied Irish Banks PLC sponsored ADR	7,800	409,656
Alpha Bank AE	30,400	808,570
Anglo Irish Bank Corp. PLC	26,500	437,978
Bank Hapoalim BM (Reg.)	458,300	2,016,478
Bank of Piraeus	31,300	818,874
DnB NOR ASA	64,200	830,199
EFG Eurobank Ergasias SA	27,400	828,475
Finansbank AS	97,685	383,484
ICICI Bank Ltd.	110,000	1,464,677
Kookmin Bank sponsored ADR	16,900	1,361,802
National Australia Bank Ltd. Sponsored ADR (d)	7,200	996,120
Sberbank (Savings Bank of the Russian Federation) GDR	7,600	2,005,847
Societe Generale Series A	5,100	823,299
Sumitomo Trust & Banking Co. Ltd.	93,000	991,039
Turkiye Garanti Bankasi AS	195,000	569,810
U.S. Bancorp, Delaware	247,500	7,937,325
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,600	1,562,760
Unicredito Italiano Spa	76,000	606,136
Wachovia Corp. (d)	434,992	23,763,613
Wells Fargo & Co. (d)	892,200	31,003,947
		79,620,089
Regional Banks - 49.4%
AmSouth Bancorp.	128,000	3,667,200
Associated Banc-Corp.	127,320	4,015,673
Banco Pastor SA	17,400	246,782
BancorpSouth, Inc.	96,700	2,713,402
Bank of Yokohama Ltd.	49,000	387,342
Banner Corp.	33,900	1,404,138
BB&T Corp.	256,142	10,962,878
BOK Financial Corp.	83,300	4,331,600

	Shares	Value (Note 1)
Cathay General Bancorp	25,900	$965,811
Center Financial Corp., California	82,500	2,013,000
City National Corp.	98,000	6,448,400
Colonial Bancgroup, Inc.	154,800	3,791,052
Community Bank of Nevada (a)	30,300	1,027,170
Compass Bancshares, Inc. (d)	151,110	8,764,380
Cullen/Frost Bankers, Inc.	60,000	3,537,600
East West Bancorp, Inc.	50,100	2,029,050
Fifth Third Bancorp	201,400	7,923,076
Flag Financial Corp.	80,173	2,001,118
Frontier Financial Corp., Washington	10,300	421,167
Fulton Financial Corp.	159,000	2,655,300
Glacier Bancorp, Inc.	13,000	422,240
Greater Bay Bancorp	74,000	2,106,780
Home Bancshares, Inc.	18,800	397,620
International Bancshares Corp.	13,900	396,289
KeyCorp	175,500	6,456,645
M&T Bank Corp.	89,000	10,898,940
Marshall & Ilsley Corp.	202,100	9,423,923
Metrocorp Bancshares, Inc.	12,600	400,050
Nara Bancorp, Inc.	54,600	1,010,100
National City Corp.	166,589	5,760,648
North Fork Bancorp, Inc., New York	193,900	5,320,616
PNC Financial Services Group, Inc.	279,800	19,807,042
Preferred Bank, Los Angeles California	17,600	986,480
PrivateBancorp, Inc.	22,100	981,240
Regions Financial Corp.	188,400	6,780,516
South Financial Group, Inc.	22,100	597,363
Sterling Financial Corp., Washington	23,900	790,134
SunTrust Banks, Inc.	157,348	12,021,387
SVB Financial Group (a)	48,600	2,196,234
Synovus Financial Corp.	308,700	8,976,996
Texas Capital Bancshares, Inc. (a)	53,300	1,058,005
Texas Regional Bancshares, Inc. Class A	51,855	1,984,491
Tokyo Tomin Bank Ltd.	23,200	990,093
UCBH Holdings, Inc.	130,100	2,360,014
UnionBanCal Corp.	81,334	4,871,907
Valley Bancorp, Nevada (a)	8,800	395,032
Valley National Bancorp	105,895	2,716,207
Westamerica Bancorp.	32,800	1,568,824
Whitney Holding Corp.	51,000	1,793,670
Wilmington Trust Corp., Delaware	7,700	339,185
Wintrust Financial Corp.	39,900	2,007,369
Zions Bancorp	158,601	12,527,893
		197,650,072
TOTAL COMMERCIAL BANKS		277,270,161
CONSUMER FINANCE - 0.5%
Consumer Finance - 0.5%
Capital One Financial Corp.	27,200	1,988,320
Common Stocks - continued
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 10.7%
Other Diversifed Financial Services - 10.7%
African Bank Investments Ltd.	181,100	$638,305
Bank of America Corp.	402,969	20,740,814
Citigroup, Inc.	82,600	4,076,310
FirstRand Ltd.	249,100	616,277
JPMorgan Chase & Co.	364,426	16,639,691
Kotak Mahindra Bank Ltd. sponsored GDR (e)	18,732	125,695
		42,837,092
Specialized Finance - 0.0%
Singapore Exchange Ltd.	26,000	65,754
TOTAL DIVERSIFIED FINANCIAL SERVICES		42,902,846
INSURANCE - 1.4%
Insurance Brokers - 0.2%
Willis Group Holdings Ltd.	22,300	807,706
Life & Health Insurance - 0.2%
Lincoln National Corp.	13,300	807,310
Multi-Line Insurance - 0.1%
American International Group, Inc.	6,100	389,302
Property & Casualty Insurance - 0.2%
Aspen Insurance Holdings Ltd.	13,200	326,436
The St. Paul Travelers Companies, Inc.	9,000	395,100
		721,536
Reinsurance - 0.7%
Endurance Specialty Holdings Ltd.	27,200	877,744
Platinum Underwriters Holdings Ltd.	67,500	2,004,750
		2,882,494
TOTAL INSURANCE		5,608,348
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Mortgage REITs - 0.9%
CapitalSource, Inc.	153,300	3,725,190
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	14,900	209,643

	Shares	Value (Note 1)
Clayton Holdings, Inc.	17,500	$215,950
Franklin Bank Corp.	20,100	399,588
Hudson City Bancorp, Inc.	75,800	989,948
NetBank, Inc.	73,500	451,290
Washington Federal, Inc.	26,600	591,052
		2,857,471
TOTAL COMMON STOCKS (Cost $272,432,725)		379,852,871
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 5.31% (b)	20,763,261	20,763,261
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	15,410,350	15,410,350
TOTAL MONEY MARKET FUNDS (Cost $36,173,611)		36,173,611
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $308,606,336)	416,026,482
NET OTHER ASSETS - (3.9)%	(15,523,614)
NET ASSETS - 100%	$400,502,868
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 125,695 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$551,241
Fidelity Securities Lending Cash Central Fund	13,628
Total	$564,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,009,735) - See accompanying schedule: Unaffiliated issuers (cost $272,432,725)	$379,852,871
Affiliated Central Funds (cost $36,173,611)	36,173,611
Total Investments (cost $308,606,336)		$416,026,482
Foreign currency held at value (cost $807,626)		807,430
Receivable for fund shares sold		357,299
Dividends receivable		1,057,280
Interest receivable		113,966
Prepaid expenses		439
Other receivables		32,686
Total assets		418,395,582

Liabilities
Payable for investments purchased	$22,065
Payable for fund shares redeemed	2,105,261
Accrued management fee	187,950
Other affiliated payables	106,397
Other payables and accrued expenses	60,691
Collateral on securities loaned, at value	15,410,350
Total liabilities		17,892,714

Net Assets		$400,502,868
Net Assets consist of:
Paid in capital		$274,603,126
Undistributed net investment income		4,104,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,405,823
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,388,976
Net Assets, for 10,739,857 shares outstanding		$400,502,868
Net Asset Value, offering price and redemption price per share ($400,502,868 ÷ 10,739,857 shares)		$37.29

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$5,315,261
Interest		56
Income from affiliated Central Funds		564,869
Total income		5,880,186

Expenses
Management fee	$1,046,118
Transfer agent fees	513,869
Accounting and security lending fees	93,146
Independent trustees' compensation	724
Custodian fees and expenses	30,733
Registration fees	28,992
Audit	16,833
Legal	3,422
Miscellaneous	11,940
Total expenses before reductions	1,745,777
Expense reductions	(29,663)	1,716,114
Net investment income (loss)		4,164,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,639,693
Foreign currency transactions	(10,940)
Total net realized gain (loss)		14,628,753
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $31,154)	(5,761,952)
Assets and liabilities in foreign currencies	100
Total change in net unrealized appreciation (depreciation)		(5,761,852)
Net gain (loss)		8,866,901
Net increase (decrease) in net assets resulting from operations		$13,030,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,164,072	$8,332,734
Net realized gain (loss)	14,628,753	39,193,239
Change in net unrealized appreciation (depreciation)	(5,761,852)	(20,357,590)
Net increase (decrease) in net assets resulting from operations	13,030,973	27,168,383
Distributions to shareholders from net investment income	(1,450,719)	(6,336,315)
Distributions to shareholders from net realized gain	(5,609,444)	(32,980,078)
Total distributions	(7,060,163)	(39,316,393)
Share transactions Proceeds from sales of shares	96,816,658	85,190,205
Reinvestment of distributions	6,655,623	37,286,501
Cost of shares redeemed	(76,000,267)	(218,870,245)
Net increase (decrease) in net assets resulting from share transactions	27,472,014	(96,393,539)
Redemption fees	51,182	41,260
Total increase (decrease) in net assets	33,494,006	(108,500,289)

Net Assets
Beginning of period	367,008,862	475,509,151
End of period (including undistributed net investment income of $4,104,943 and undistributed net investment income of $3,248,767, respectively)	$400,502,868	$367,008,862
Other Information Shares
Sold	2,632,660	2,286,589
Issued in reinvestment of distributions	185,756	1,042,335
Redeemed	(2,076,246)	(5,850,883)
Net increase (decrease)	742,170	(2,521,959)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$36.71	$37.98	$40.80	$29.86	$33.26	$33.40
Income from Investment Operations
Net investment income (loss) E	.41	.76	.67	.52	.50	.51
Net realized and unrealized gain (loss)	.89	1.82	.54	11.36	(3.57)	(.17)
Total from investment operations	1.30	2.58	1.21	11.88	(3.07)	.34
Distributions from net investment income	(.15)	(.62)	(.57)	(.48)	(.34)	(.47)
Distributions from net realized gain	(.58)	(3.23)	(3.46)	(.46)	-	(.02)
Total distributions	(.73)	(3.85)	(4.03)	(.94)	(.34)	(.49)
Redemption fees added to paid in capital E	.01	- H	- H	- H	.01	.01
Net asset value, end of period	$37.29	$36.71	$37.98	$40.80	$29.86	$33.26
Total Return B, C, D	3.65%	7.22%	2.68%	40.08%	(9.24)%	1.07%
Ratios to Average Net Assets F
Expenses before reductions	.94% A	.94%	.95%	1.08%	1.11%	1.11%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	1.08%	1.11%	1.11%
Expenses net of all reductions	.93% A	.92%	.94%	1.07%	1.10%	1.09%
Net investment income (loss)	2.25% A	2.04%	1.70%	1.46%	1.54%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$400,503	$367,009	$475,509	$489,376	$383,138	$473,589
Portfolio turnover rate	90% A	70%	51%	28%	33%	41%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	6.0	2.4
TD Ameritrade Holding Corp.	5.2	5.2
American International Group, Inc.	5.2	9.3
UBS AG (NY Shares)	5.1	4.8
Franklin Resources, Inc.	5.1	5.0
Merrill Lynch & Co., Inc.	5.0	5.0
Charles Schwab Corp.	5.0	0.9
American Express Co.	4.2	4.7
JPMorgan Chase & Co.	4.0	0.0
T. Rowe Price Group, Inc.	3.8	3.5
	48.6
Top Industries (% of fund's net assets)
As of August 31, 2006
Capital Markets	65.4%
Diversified Financial Services	15.6%
Insurance	10.2%
Consumer Finance	4.2%
Commercial Banks	1.1%
All Others*	3.5%

As of February 28, 2006
Capital Markets	64.1%
Insurance	18.3%
Diversified Financial Services	5.6%
Consumer Finance	4.7%
Commercial Banks	2.2%
All Others*	5.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CAPITAL MARKETS - 65.4%
Asset Management & Custody Banks - 21.8%
Affiliated Managers Group, Inc. (d)	194,700	$18,015,591
American Capital Strategies Ltd. (d)	594,900	23,040,477
Federated Investors, Inc. Class B (non-vtg.)	152,300	5,099,004
Franklin Resources, Inc.	468,900	46,144,449
Investors Financial Services Corp.	399,260	18,509,694
Janus Capital Group, Inc.	2,000	35,560
Legg Mason, Inc. (d)	321,548	29,344,470
State Street Corp.	372,400	23,014,320
T. Rowe Price Group, Inc.	787,600	34,701,656
		197,905,221
Diversified Capital Markets - 5.1%
UBS AG (NY Shares)	817,300	46,398,121
Investment Banking & Brokerage - 38.5%
A.G. Edwards, Inc.	162,700	8,593,814
Charles Schwab Corp.	2,776,100	45,278,191
Daiwa Securities Group, Inc.	462,000	5,505,669
E*TRADE Financial Corp.	1,341,600	31,648,344
Evercore Partners, Inc. Class A (a)	100	2,875
GFI Group, Inc. (a)	219,200	10,192,800
Greenhill & Co., Inc. (d)	540,200	29,727,206
IL&FS Investsmart Ltd.	650,023	2,104,456
Jefferies Group, Inc.	516,500	12,871,180
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	104,600	2,362,914
Lazard Ltd. Class A	520,300	19,589,295
Merrill Lynch & Co., Inc.	617,450	45,401,099
Morgan Stanley	819,700	53,928,064
optionsXpress Holdings, Inc.	713,393	18,633,825
TD Ameritrade Holding Corp.	2,714,449	47,557,146
Thomas Weisel Partners Group, Inc.	80,400	1,168,212
TradeStation Group, Inc. (a)	951,813	13,944,060
		348,509,150
TOTAL CAPITAL MARKETS		592,812,492
COMMERCIAL BANKS - 1.1%
Diversified Banks - 1.1%
Kookmin Bank sponsored ADR	121,600	9,798,528
CONSUMER FINANCE - 4.2%
Consumer Finance - 4.2%
American Express Co.	732,200	38,469,788
DIVERSIFIED FINANCIAL SERVICES - 15.6%
Other Diversifed Financial Services - 4.0%
JPMorgan Chase & Co.	784,400	35,815,704
Specialized Finance - 11.6%
CBOT Holdings, Inc. Class A (d)	214,200	25,164,216
Chicago Mercantile Exchange Holdings, Inc. Class A	48,800	21,472,000
IntercontinentalExchange, Inc.	498,312	31,523,217

	Shares	Value (Note 1)
NYSE Group, Inc. (a)(d)	428,300	$25,398,190
Primus Guaranty Ltd. (a)	176,100	2,044,521
		105,602,144
TOTAL DIVERSIFIED FINANCIAL SERVICES		141,417,848
INSURANCE - 10.2%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc. (d)	492,300	12,878,568
National Financial Partners Corp.	124,100	4,569,362
		17,447,930
Multi-Line Insurance - 7.3%
American International Group, Inc.	737,300	47,054,486
Assurant, Inc.	185,700	9,554,265
Hartford Financial Services Group, Inc.	105,500	9,058,230
		65,666,981
Property & Casualty Insurance - 0.5%
Aspen Insurance Holdings Ltd.	189,500	4,686,335
Reinsurance - 0.5%
Endurance Specialty Holdings Ltd.	147,300	4,753,371
TOTAL INSURANCE		92,554,617
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Mortgage REITs - 0.5%
KKR Financial Corp.	116,000	2,773,560
New Century Financial Corp. (d)	43,300	1,676,143
		4,449,703
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Accredited Home Lenders Holding Co. (a)	51,800	1,653,974
TOTAL COMMON STOCKS (Cost $729,419,357)		881,156,950
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 5.31% (b)	28,970,544	28,970,544
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	104,751,925	104,751,925
TOTAL MONEY MARKET FUNDS (Cost $133,722,469)		133,722,469
TOTAL INVESTMENT PORTFOLIO - 112.0% (Cost $863,141,826)		1,014,879,419
NET OTHER ASSETS - (12.0)%		(108,365,135)
NET ASSETS - 100%		$906,514,284
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,362,914 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$397,041
Fidelity Securities Lending Cash Central Fund	324,765
Total	$721,806
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Switzerland	5.1%
Bermuda	3.4%
Korea (South)	1.1%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $102,773,371) - See accompanying schedule: Unaffiliated issuers (cost $729,419,357)	$881,156,950
Affiliated Central Funds (cost $133,722,469)	133,722,469
Total Investments (cost $863,141,826)		$1,014,879,419
Receivable for investments sold		226,478
Receivable for fund shares sold		1,627,717
Dividends receivable		376,523
Interest receivable		102,324
Prepaid expenses		490
Other receivables		98,943
Total assets		1,017,311,894

Liabilities
Payable to custodian bank	$226,478
Payable for investments purchased	74,433
Payable for fund shares redeemed	5,038,000
Accrued management fee	425,477
Other affiliated payables	240,168
Other payables and accrued expenses	41,129
Collateral on securities loaned, at value	104,751,925
Total liabilities		110,797,610

Net Assets		$906,514,284
Net Assets consist of:
Paid in capital		$704,539,638
Undistributed net investment income		3,549,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,687,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,737,614
Net Assets, for 12,897,137 shares outstanding		$906,514,284
Net Asset Value, offering price and redemption price per share ($906,514,284 ÷ 12,897,137 shares)		$70.29

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$7,554,654
Interest		23,177
Income from affiliated Central Funds		721,806
Total income		8,299,637

Expenses
Management fee	$2,968,627
Transfer agent fees	1,388,428
Accounting and security lending fees	228,164
Independent trustees' compensation	2,108
Custodian fees and expenses	49,424
Registration fees	58,621
Audit	22,623
Legal	12,548
Interest	38,578
Miscellaneous	24,178
Total expenses before reductions	4,793,299
Expense reductions	(38,506)	4,754,793
Net investment income (loss)		3,544,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $473,330)	48,185,974
Foreign currency transactions	(26,163)
Total net realized gain (loss)		48,159,811
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $149,940)	(101,890,256)
Assets and liabilities in foreign currencies	(599)
Total change in net unrealized appreciation (depreciation)		(101,890,855)
Net gain (loss)		(53,731,044)
Net increase (decrease) in net assets resulting from operations		$(50,186,200)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,544,844	$9,820,701
Net realized gain (loss)	48,159,811	103,309,298
Change in net unrealized appreciation (depreciation)	(101,890,855)	153,341,117
Net increase (decrease) in net assets resulting from operations	(50,186,200)	266,471,116
Distributions to shareholders from net investment income	(5,400,074)	(2,635,364)
Distributions to shareholders from net realized gain	(38,118,163)	(49,077,063)
Total distributions	(43,518,237)	(51,712,427)
Share transactions Proceeds from sales of shares	410,567,774	905,653,225
Reinvestment of distributions	41,428,488	49,399,557
Cost of shares redeemed	(698,276,960)	(338,928,303)
Net increase (decrease) in net assets resulting from share transactions	(246,280,698)	616,124,479
Redemption fees	201,474	178,219
Total increase (decrease) in net assets	(339,783,661)	831,061,387

Net Assets
Beginning of period	1,246,297,945	415,236,558
End of period (including undistributed net investment income of $3,549,884 and undistributed net investment income of $7,022,564, respectively)	$906,514,284	$1,246,297,945
Other Information Shares
Sold	5,562,414	13,298,513
Issued in reinvestment of distributions	564,190	708,725
Redeemed	(9,602,728)	(5,190,450)
Net increase (decrease)	(3,476,124)	8,816,788

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$76.12	$54.95	$54.13	$33.22	$42.32	$50.10
Income from Investment Operations
Net investment income (loss) E	.24	.98 F	.20	.17	.30	.04
Net realized and unrealized gain (loss)	(3.34)	23.81	.85	20.88	(9.19)	(4.31)
Total from investment operations	(3.10)	24.79	1.05	21.05	(8.89)	(4.27)
Distributions from net investment income	(.34)	(.19)	(.24)	(.16)	(.23)	(.12)
Distributions from net realized gain	(2.40)	(3.45)	-	-	-	(3.41)
Total distributions	(2.74)	(3.64)	(.24)	(.16)	(.23)	(3.53)
Redemption fees added to paid in capital E	.01	.02	.01	.02	.02	.02
Net asset value, end of period	$70.29	$76.12	$54.95	$54.13	$33.22	$42.32
Total Return B, C, D	(4.21)%	45.77%	1.96%	63.56%	(21.02)%	(8.13)%
Ratios to Average Net Assets G
Expenses before reductions	.91% A	.95%	.98%	1.12%	1.20%	1.15%
Expenses net of fee waivers, if any	.91% A	.95%	.98%	1.12%	1.20%	1.15%
Expenses net of all reductions	.91% A	.89%	.94%	1.10%	1.16%	1.11%
Net investment income (loss)	.68% A	1.51% F	.40%	.39%	.78%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$906,514	$1,246,298	$415,237	$460,574	$281,885	$425,746
Portfolio turnover rate	87% A	112%	98%	64%	64%	74%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges.ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	9.0	8.1
Bank of America Corp.	6.3	5.7
JPMorgan Chase & Co.	5.4	5.1
Wachovia Corp.	4.3	3.5
Wells Fargo & Co.	3.6	3.4
Merrill Lynch & Co., Inc.	3.0	3.6
ACE Ltd.	2.7	2.7
Endurance Specialty Holdings Ltd.	2.7	2.0
Platinum Underwriters Holdings Ltd.	2.3	1.4
Fannie Mae	2.1	2.2
	41.4
Top Industries (% of fund's net assets)
As of August 31, 2006
Insurance	29.7%
Commercial Banks	18.9%
Capital Markets	16.9%
Diversified Financial Services	15.9%
Thrifts & Mortgage Finance	7.8%
All Others*	10.8%

As of February 28, 2006
Insurance	29.8%
Commercial Banks	23.7%
Capital Markets	18.8%
Diversified Financial Services	9.1%
Thrifts & Mortgage Finance	8.0%
All Others*	10.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CAPITAL MARKETS - 16.9%
Asset Management & Custody Banks - 6.4%
Affiliated Managers Group, Inc.	12,700	$1,175,131
American Capital Strategies Ltd.	68,800	2,664,624
Ameriprise Financial, Inc.	38,240	1,748,715
Bank of New York Co., Inc.	71,436	2,410,965
Federated Investors, Inc. Class B (non-vtg.)	16,750	560,790
Franklin Resources, Inc.	52,100	5,127,161
Investors Financial Services Corp.	102,700	4,761,172
Legg Mason, Inc.	16,200	1,478,412
Northern Trust Corp.	48,300	2,704,317
Nuveen Investments, Inc. Class A	31,700	1,513,358
State Street Corp.	91,700	5,667,060
Technology Investment Capital Corp.	65,700	982,872
		30,794,577
Diversified Capital Markets - 1.1%
UBS AG (NY Shares)	96,700	5,489,659
Investment Banking & Brokerage - 9.4%
Bear Stearns Companies, Inc.	13,200	1,720,620
Charles Schwab Corp.	183,400	2,991,254
Daiwa Securities Group, Inc.	74,000	881,860
E*TRADE Financial Corp.	250,000	5,897,500
E*TRADE Securities Co. Ltd. (d)	312	380,050
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	47,000	1,061,730
Lazard Ltd. Class A	64,700	2,435,955
MCF Corp. (a)	455,100	318,570
Merrill Lynch & Co., Inc.	194,900	14,330,997
Morgan Stanley	152,100	10,006,659
Nikko Cordial Corp.	55,500	704,417
Nomura Holdings, Inc.	58,600	1,128,050
optionsXpress Holdings, Inc.	33,600	877,632
TD Ameritrade Holding Corp.	65,965	1,155,707
TradeStation Group, Inc. (a)	110,239	1,615,001
		45,506,002
TOTAL CAPITAL MARKETS		81,790,238
COMMERCIAL BANKS - 18.9%
Diversified Banks - 15.5%
ABN-AMRO Holding NV sponsored ADR	41,600	1,188,096
Absa Group Ltd.	50,900	728,120
Banco Bilbao Vizcaya Argentaria SA	64,400	1,474,763
Banco Popolare di Verona e Novara	118,800	3,534,236
Bank Hapoalim BM (Reg.)	178,000	783,184
Bank of Montreal	83,300	5,043,369
HDFC Bank Ltd. sponsored ADR	35,000	1,990,800
HSBC Holdings PLC:
(United Kingdom) (Reg.)	93,200	1,695,125
sponsored ADR	18,400	1,673,296
ICICI Bank Ltd.	125,811	1,675,204

	Shares	Value (Note 1)
Kookmin Bank	16,530	$1,337,807
Mizrahi Tefahot Bank Ltd. (a)	115,300	643,050
Standard Chartered PLC (United Kingdom)	100,436	2,514,875
State Bank of India	50,969	1,223,080
Toronto-Dominion Bank	58,400	3,374,657
U.S. Bancorp, Delaware	210,300	6,744,321
Unicredito Italiano Spa	167,100	1,332,701
Wachovia Corp.	376,296	20,557,050
Wells Fargo & Co.	495,500	17,218,625
		74,732,359
Regional Banks - 3.4%
Boston Private Financial Holdings, Inc.	200	4,992
Cathay General Bancorp	75,123	2,801,337
Center Financial Corp., California	72,800	1,776,320
City National Corp.	11,600	763,280
East West Bancorp, Inc.	19,423	786,632
Kansai Urban Banking Corp. (a)	237,000	989,224
M&T Bank Corp.	10,600	1,298,076
Nara Bancorp, Inc.	46,141	853,609
North Fork Bancorp, Inc., New York	47,332	1,298,790
SVB Financial Group (a)	58,700	2,652,653
The Keiyo Bank Ltd.	106,000	611,287
UCBH Holdings, Inc.	55,300	1,003,142
UnionBanCal Corp.	29,400	1,761,060
		16,600,402
TOTAL COMMERCIAL BANKS		91,332,761
CONSUMER FINANCE - 4.3%
Consumer Finance - 4.3%
American Express Co.	190,300	9,998,362
Capital One Financial Corp.	59,000	4,312,900
Dollar Financial Corp. (a)	143,279	2,735,196
SLM Corp.	75,700	3,673,721
		20,720,179
DIVERSIFIED FINANCIAL SERVICES - 15.9%
Other Diversifed Financial Services - 13.6%
Bank of America Corp.	596,731	30,713,745
Citigroup, Inc.	147,234	7,265,998
FirstRand Ltd.	298,500	738,493
ING Groep NV sponsored ADR	25,100	1,090,093
JPMorgan Chase & Co.	570,645	26,055,651
		65,863,980
Specialized Finance - 2.3%
Asset Acceptance Capital Corp. (a)	67,938	1,004,803
CBOT Holdings, Inc. Class A (d)	9,700	1,139,556
CIT Group, Inc.	9,700	437,082
IntercontinentalExchange, Inc.	51,800	3,276,868
Marlin Business Services Corp. (a)	44,234	988,630
Common Stocks - continued
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
NETeller PLC (a)	178,600	$1,421,539
The NASDAQ Stock Market, Inc. (a)	90,600	2,583,006
		10,851,484
TOTAL DIVERSIFIED FINANCIAL SERVICES		76,715,464
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	120,285	2,637,850
INSURANCE - 29.7%
Insurance Brokers - 0.7%
National Financial Partners Corp.	54,200	1,995,644
Willis Group Holdings Ltd.	34,800	1,260,456
		3,256,100
Life & Health Insurance - 4.0%
AFLAC, Inc.	88,000	3,966,160
Lincoln National Corp.	31,300	1,899,910
MetLife, Inc.	95,300	5,244,359
Protective Life Corp.	10,500	483,315
Prudential Financial, Inc.	49,600	3,641,136
Shin Kong Financial Holding Co. Ltd.	977,128	846,564
Sun Life Financial, Inc.	79,300	3,265,843
		19,347,287
Multi-Line Insurance - 10.1%
American International Group, Inc.	680,351	43,420,001
Hartford Financial Services Group, Inc.	64,400	5,529,384
		48,949,385
Property & Casualty Insurance - 8.5%
ACE Ltd.	246,400	13,271,104
Allied World Assurance Co. Holdings Ltd.	33,800	1,302,990
Allstate Corp.	73,800	4,275,972
Aspen Insurance Holdings Ltd.	240,300	5,942,619
Axis Capital Holdings Ltd.	60,200	1,952,286
Berkshire Hathaway, Inc. Class B (a)	950	3,043,325
MBIA, Inc.	43,300	2,668,579
The St. Paul Travelers Companies, Inc.	143,800	6,312,820
XL Capital Ltd. Class A	41,000	2,691,240
		41,460,935
Reinsurance - 6.4%
Endurance Specialty Holdings Ltd.	410,870	13,258,775
Everest Re Group Ltd.	12,800	1,202,944
IPC Holdings Ltd.	6,200	173,290
Max Re Capital Ltd.	97,699	2,267,594
PartnerRe Ltd.	19,700	1,266,710

	Shares	Value (Note 1)
Platinum Underwriters Holdings Ltd.	381,888	$11,342,074
Swiss Reinsurance Co. (Reg.)	17,963	1,370,542
		30,881,929
TOTAL INSURANCE		143,895,636
REAL ESTATE INVESTMENT TRUSTS - 4.3%
Mortgage REITs - 0.2%
Annaly Capital Management, Inc.	98,900	1,237,239
Office REITs - 0.5%
Duke Realty Corp.	29,100	1,105,218
Reckson Associates Realty Corp.	31,400	1,343,606
		2,448,824
Residential REITs - 1.7%
Equity Lifestyle Properties, Inc.	16,300	730,729
Equity Residential (SBI)	96,500	4,812,455
United Dominion Realty Trust, Inc. (SBI)	87,900	2,681,829
		8,225,013
Retail REITs - 1.9%
CBL & Associates Properties, Inc.	30,360	1,236,866
Developers Diversified Realty Corp.	42,100	2,277,610
General Growth Properties, Inc.	18,500	838,605
Kimco Realty Corp.	25,800	1,071,990
Simon Property Group, Inc.	42,100	3,569,659
		8,994,730
TOTAL REAL ESTATE INVESTMENT TRUSTS		20,905,806
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Management & Development - 0.4%
Mitsui Fudosan Co. Ltd.	78,000	1,747,434
THRIFTS & MORTGAGE FINANCE - 7.8%
Thrifts & Mortgage Finance - 7.8%
Countrywide Financial Corp.	131,835	4,456,023
Doral Financial Corp.	26,150	131,012
Downey Financial Corp.	8,100	497,259
Fannie Mae	194,900	10,261,485
Freddie Mac	41,800	2,658,480
Golden West Financial Corp., Delaware	70,000	5,284,300
Hudson City Bancorp, Inc.	260,811	3,406,192
MGIC Investment Corp.	21,400	1,238,418
Radian Group, Inc.	24,000	1,437,120
Sovereign Bancorp, Inc.	98,355	2,049,718
The PMI Group, Inc.	27,300	1,180,452
W Holding Co., Inc.	137,307	693,400
Washington Mutual, Inc.	106,400	4,457,096
		37,750,955
TOTAL COMMON STOCKS (Cost $346,837,710)		477,496,323
Money Market Funds - 1.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	4,667,871	$4,667,871
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	215,379	215,379
TOTAL MONEY MARKET FUNDS (Cost $4,883,250)		4,883,250
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $351,720,960)	482,379,573
NET OTHER ASSETS - 0.3%	1,437,119
NET ASSETS - 100%	$483,816,692
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,061,730 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$64,628
Fidelity Securities Lending Cash Central Fund	33,169
Total	$97,797
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.8%
Bermuda	8.8%
Cayman Islands	2.7%
Canada	2.4%
United Kingdom	1.7%
Switzerland	1.4%
Japan	1.3%
India	1.0%
Italy	1.0%
Others (individually less than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $207,324) - See accompanying schedule: Unaffiliated issuers (cost $346,837,710)	$477,496,323
Affiliated Central Funds (cost $4,883,250)	4,883,250
Total Investments (cost $351,720,960)		$482,379,573
Receivable for investments sold		4,918,793
Receivable for fund shares sold		582,121
Dividends receivable		1,201,961
Interest receivable		25,950
Prepaid expenses		454
Other receivables		9,614
Total assets		489,118,466

Liabilities
Payable to custodian bank	$19,750
Payable for investments purchased	4,135,404
Payable for fund shares redeemed	524,604
Accrued management fee	224,475
Other affiliated payables	136,644
Other payables and accrued expenses	45,518
Collateral on securities loaned, at value	215,379
Total liabilities		5,301,774

Net Assets		$483,816,692
Net Assets consist of:
Paid in capital		$329,923,464
Undistributed net investment income		3,573,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,674,275
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,645,525
Net Assets, for 4,112,932 shares outstanding		$483,816,692
Net Asset Value, offering price and redemption price per share ($483,816,692 ÷ 4,112,932 shares)		$117.63

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$5,727,537
Interest		28
Income from affiliated Central Funds		97,797
Total income		5,825,362

Expenses
Management fee	$1,351,935
Transfer agent fees	700,793
Accounting and security lending fees	120,124
Independent trustees' compensation	939
Custodian fees and expenses	27,056
Registration fees	22,289
Audit	19,341
Legal	4,289
Miscellaneous	14,895
Total expenses before reductions	2,261,661
Expense reductions	(24,182)	2,237,479
Net investment income (loss)		3,587,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $55,641)	20,747,433
Foreign currency transactions	3,562
Total net realized gain (loss)		20,750,995
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,333)	(18,581,877)
Assets and liabilities in foreign currencies	948
Total change in net unrealized appreciation (depreciation)		(18,580,929)
Net gain (loss)		2,170,066
Net increase (decrease) in net assets resulting from operations		$5,757,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,587,883	$5,848,396
Net realized gain (loss)	20,750,995	29,891,242
Change in net unrealized appreciation (depreciation)	(18,580,929)	27,118,166
Net increase (decrease) in net assets resulting from operations	5,757,949	62,857,804
Distributions to shareholders from net investment income	(1,135,326)	(5,599,282)
Distributions to shareholders from net realized gain	(14,232,113)	(34,940,068)
Total distributions	(15,367,439)	(40,539,350)
Share transactions Proceeds from sales of shares	56,405,678	130,389,343
Reinvestment of distributions	14,620,210	38,466,222
Cost of shares redeemed	(67,862,542)	(188,068,301)
Net increase (decrease) in net assets resulting from share transactions	3,163,346	(19,212,736)
Redemption fees	23,974	59,944
Total increase (decrease) in net assets	(6,422,170)	3,165,662

Net Assets
Beginning of period	490,238,862	487,073,200
End of period (including undistributed net investment income of $3,573,428 and undistributed net investment income of $1,375,614, respectively)	$483,816,692	$490,238,862
Other Information Shares
Sold	483,460	1,151,335
Issued in reinvestment of distributions	126,824	360,852
Redeemed	(582,428)	(1,673,743)
Net increase (decrease)	27,856	(161,556)

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$120.01	$114.70	$121.09	$84.14	$99.95	$108.59
Income from Investment Operations
Net investment income (loss) E	.87	1.41	1.11	.96	.74	.96
Net realized and unrealized gain (loss)	.53	13.73	2.75	36.92	(15.75)	(4.95)
Total from investment operations	1.40	15.14	3.86	37.88	(15.01)	(3.99)
Distributions from net investment income	(.28)	(1.34)	(.89)	(.94)	(.82)	(1.03)
Distributions from net realized gain	(3.51)	(8.50)	(9.37)	-	-	(3.64)
Total distributions	(3.79)	(9.84)	(10.26)	(.94)	(.82)	(4.67)
Redemption fees added to paid in capital E	.01	.01	.01	.01	.02	.02
Net asset value, end of period	$117.63	$120.01	$114.70	$121.09	$84.14	$99.95
Total Return B, C, D	1.24%	14.51%	3.29%	45.17%	(15.06)%	(3.58)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.97%	.97%	1.09%	1.12%	1.07%
Expenses net of fee waivers, if any	.95% A	.97%	.97%	1.09%	1.12%	1.07%
Expenses net of all reductions	.94% A	.95%	.94%	1.07%	1.09%	1.03%
Net investment income (loss)	1.50% A	1.26%	.96%	.92%	.79%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$483,817	$490,239	$487,073	$555,577	$389,392	$560,002
Portfolio turnover rate	32% A	47%	101%	51%	76%	127%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.4	6.9
Freddie Mac	5.9	5.8
Wells Fargo & Co.	5.6	4.3
Radian Group, Inc.	4.8	4.4
Countrywide Financial Corp.	4.7	6.8
North Fork Bancorp, Inc., New York	4.6	1.0
MGIC Investment Corp.	4.2	4.2
Old Republic International Corp.	4.2	4.1
PNC Financial Services Group, Inc.	4.0	4.4
Fidelity National Financial, Inc.	3.8	3.8
	48.2
Top Industries (% of fund's net assets)
As of August 31, 2006
Thrifts & Mortgage Finance	51.5%
Commercial Banks	23.3%
Insurance	14.2%
Diversified Financial Services	5.2%
Real Estate Investment Trusts	2.7%
All Others*	3.1%

As of February 28, 2006
Thrifts & Mortgage Finance	61.0%
Commercial Banks	17.9%
Insurance	14.7%
Diversified Financial Services	4.1%
Real Estate	1.2%
All Others*	1.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Home Finance Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
COMMERCIAL BANKS - 23.3%
Diversified Banks - 6.7%
HDFC Bank Ltd. sponsored ADR	27,900	$1,586,952
ICICI Bank Ltd. sponsored ADR	53,000	1,414,570
Wells Fargo & Co.	427,000	14,838,250
		17,839,772
Regional Banks - 16.6%
Center Financial Corp., California	29,788	726,827
Colonial Bancgroup, Inc.	310,600	7,606,594
Commerce Bancorp, Inc., New Jersey (d)	19,000	632,890
EuroBancshares, Inc. (a)	41,700	390,312
Nara Bancorp, Inc.	14,300	264,550
North Fork Bancorp, Inc., New York	441,359	12,110,891
PNC Financial Services Group, Inc.	150,700	10,668,053
TCF Financial Corp.	104,600	2,726,922
TD Banknorth, Inc.	283,675	8,396,780
UCBH Holdings, Inc.	29,244	530,486
		44,054,305
TOTAL COMMERCIAL BANKS		61,894,077
CONSUMER FINANCE - 2.3%
Consumer Finance - 2.3%
American Express Co.	44,200	2,322,268
Capital One Financial Corp.	51,800	3,786,580
		6,108,848
DIVERSIFIED FINANCIAL SERVICES - 5.2%
Other Diversifed Financial Services - 4.9%
Bank of America Corp.	59,500	3,062,465
JPMorgan Chase & Co.	221,100	10,095,426
		13,157,891
Specialized Finance - 0.3%
Moody's Corp.	13,600	832,048
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,989,939
INSURANCE - 14.2%
Multi-Line Insurance - 3.2%
Genworth Financial, Inc. Class A (non-vtg.) (d)	248,135	8,543,288
Property & Casualty Insurance - 11.0%
Fidelity National Financial, Inc.	256,266	10,309,581

	Shares	Value (Note 1)
First American Corp., California	195,100	$7,924,962
Old Republic International Corp.	533,275	11,145,448
		29,379,991
TOTAL INSURANCE		37,923,279
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Mortgage REITs - 1.4%
Annaly Capital Management, Inc.	107,000	1,338,570
CapitalSource, Inc.	69,013	1,677,016
HomeBanc Mortgage Corp., Georgia	96,900	649,230
		3,664,816
Office REITs - 1.3%
American Financial Realty Trust (SBI)	298,800	3,427,236
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,092,052
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Move, Inc.	164,359	752,764
THRIFTS & MORTGAGE FINANCE - 51.5%
Thrifts & Mortgage Finance - 51.5%
Astoria Financial Corp.	180,600	5,544,420
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	46,400	652,848
Capitol Federal Financial	83,400	2,830,596
Clayton Holdings, Inc.	69,774	861,011
Countrywide Financial Corp.	370,500	12,522,900
Dime Community Bancshares, Inc.	30,500	435,845
Doral Financial Corp. (d)	156,692	785,027
Downey Financial Corp.	4,300	263,977
Fannie Mae	323,700	17,042,804
FirstFed Financial Corp., Delaware (a)	15,100	767,986
Freddie Mac	245,600	15,620,160
Golden West Financial Corp., Delaware	110,000	8,303,900
MGIC Investment Corp. (d)	193,600	11,203,632
New York Community Bancorp, Inc.	454,337	7,455,670
People's Bank, Connecticut	212,800	7,692,720
Radian Group, Inc.	212,400	12,718,512
Sovereign Bancorp, Inc. (d)	483,943	10,085,372
The PMI Group, Inc.	111,657	4,828,049
Triad Guaranty, Inc. (a)	16,400	824,428
Washington Federal, Inc.	170,462	3,787,666
Washington Mutual, Inc. (d)	192,700	8,072,203
Webster Financial Corp.	97,900	4,624,796
		136,924,522
TOTAL COMMON STOCKS (Cost $206,149,752)		264,685,481
Money Market Funds - 8.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	111,439	$111,439
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	21,961,950	21,961,950
TOTAL MONEY MARKET FUNDS (Cost $22,073,389)		22,073,389
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $228,223,141)	286,758,870
NET OTHER ASSETS - (7.8)%	(20,771,917)
NET ASSETS - 100%	$265,986,953
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$189,409
Fidelity Securities Lending Cash Central Fund	20,561
Total	$209,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,509,552) - See accompanying schedule: Unaffiliated issuers (cost $206,149,752)	$264,685,481
Affiliated Central Funds (cost $22,073,389)	22,073,389
Total Investments (cost $228,223,141)		$286,758,870
Receivable for investments sold		1,359,733
Receivable for fund shares sold		110,386
Dividends receivable		385,727
Interest receivable		6,714
Prepaid expenses		355
Other receivables		4,148
Total assets		288,625,933

Liabilities
Payable for fund shares redeemed	448,444
Accrued management fee	125,714
Other affiliated payables	78,716
Other payables and accrued expenses	24,156
Collateral on securities loaned, at value	21,961,950
Total liabilities		22,638,980

Net Assets		$265,986,953
Net Assets consist of:
Paid in capital		$196,557,508
Undistributed net investment income		2,144,308
Accumulated undistributed net realized gain (loss) on investments		8,749,408
Net unrealized appreciation (depreciation) on investments		58,535,729
Net Assets, for 5,143,720 shares outstanding		$265,986,953
Net Asset Value, offering price and redemption price per share ($265,986,953 ÷ 5,143,720 shares)		$51.71

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$3,297,718
Interest		1,079
Income from affiliated Central Funds		209,970
Total income		3,508,767

Expenses
Management fee	$796,198
Transfer agent fees	415,794
Accounting and security lending fees	71,969
Independent trustees' compensation	576
Custodian fees and expenses	4,154
Registration fees	18,792
Audit	16,639
Legal	3,360
Interest	1,277
Miscellaneous	9,483
Total expenses before reductions	1,338,242
Expense reductions	(2,811)	1,335,431
Net investment income (loss)		2,173,336
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,318,663
Change in net unrealized appreciation (depreciation) on investment securities		(10,459,361)
Net gain (loss)		859,302
Net increase (decrease) in net assets resulting from operations		$3,032,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,173,336	$7,870,259
Net realized gain (loss)	11,318,663	40,457,175
Change in net unrealized appreciation (depreciation)	(10,459,361)	(47,918,726)
Net increase (decrease) in net assets resulting from operations	3,032,638	408,708
Distributions to shareholders from net investment income	(1,090,821)	(5,380,189)
Distributions to shareholders from net realized gain	(2,727,055)	(37,238,765)
Total distributions	(3,817,876)	(42,618,954)
Share transactions Proceeds from sales of shares	29,930,809	36,144,380
Reinvestment of distributions	3,655,702	40,625,810
Cost of shares redeemed	(58,948,811)	(138,541,892)
Net increase (decrease) in net assets resulting from share transactions	(25,362,300)	(61,771,702)
Redemption fees	10,239	18,308
Total increase (decrease) in net assets	(26,137,299)	(103,963,640)

Net Assets
Beginning of period	292,124,252	396,087,892
End of period (including undistributed net investment income of $2,144,308 and undistributed net investment income of $2,696,950, respectively)	$265,986,953	$292,124,252
Other Information Shares
Sold	574,315	643,172
Issued in reinvestment of distributions	71,428	783,468
Redeemed	(1,137,946)	(2,490,689)
Net increase (decrease)	(492,203)	(1,064,049)
Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$51.83	$59.12	$68.76	$47.60	$52.95	$51.82
Income from Investment Operations
Net investment income (loss) E	.40	1.32 F	.54	.61	.39	.41
Net realized and unrealized gain (loss)	.18	(.77)	(.54)	22.67	(4.77)	4.07
Total from investment operations	.58	.55	-	23.28	(4.38)	4.48
Distributions from net investment income	(.20)	(.99)	(.56)	(.41)	(.30)	(.17)
Distributions from net realized gain	(.50)	(6.85)	(9.09)	(1.72)	(.70)	(3.23)
Total distributions	(.70)	(7.84)	(9.65)	(2.13)	(1.00)	(3.40)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.03	.05
Net asset value, end of period	$51.71	$51.83	$59.12	$68.76	$47.60	$52.95
Total Return B, C, D	1.13%	.99%	(.46)%	49.39%	(8.30)%	9.40%
Ratios to Average Net Assets G
Expenses before reductions	.95% A	.97%	.97%	1.11%	1.14%	1.15%
Expenses net of fee waivers, if any	.95% A	.97%	.97%	1.11%	1.14%	1.15%
Expenses net of all reductions	.95% A	.94%	.96%	1.10%	1.11%	1.12%
Net investment income (loss)	1.54% A	2.36% F	.83%	1.05%	.75%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$265,987	$292,124	$396,088	$449,060	$327,394	$408,779
Portfolio turnover rate	33% A	76%	37%	38%	78%	72%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.6	8.7
ACE Ltd.	6.3	5.7
Hartford Financial Services Group, Inc.	5.8	4.9
MetLife, Inc.	5.5	4.3
The St. Paul Travelers Companies, Inc.	5.2	5.4
AFLAC, Inc.	4.3	4.1
Prudential Financial, Inc.	4.2	3.9
Allstate Corp.	3.9	4.1
UnitedHealth Group, Inc.	3.7	0.0
The Chubb Corp.	3.5	2.9
	51.0
Top Industries (% of fund's net assets)
As of August 31, 2006
Insurance	93.4%
Health Care Providers & Services	3.9%
Thrifts & Mortgage Finance	2.1%
Diversified Financial Services	0.3%
Capital Markets	0.1%
All Others*	0.2%

As of February 28, 2006
Insurance	92.0%
Health Care Providers & Services	4.7%
Thrifts & Mortgage Finance	2.0%
Capital Markets	0.6%
Diversified Financial Services	0.3%
All Others*	0.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Insurance Portfolio

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Ameriprise Financial, Inc.	7,300	$333,829
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Multi-Sector Holdings - 0.3%
Leucadia National Corp.	20,600	530,038
HEALTH CARE PROVIDERS & SERVICES - 3.9%
Managed Health Care - 3.9%
Health Net, Inc. (a)	7,300	305,213
UnitedHealth Group, Inc.	132,500	6,883,375
		7,188,588
INSURANCE - 93.4%
Insurance Brokers - 4.4%
Aon Corp.	45,600	1,576,392
Brown & Brown, Inc.	13,300	398,202
Hilb Rogal & Hobbs Co.	9,800	424,046
Marsh & McLennan Companies, Inc.	40,000	1,046,400
National Financial Partners Corp.	22,500	828,450
USI Holdings Corp. (a)	93,300	1,247,421
Willis Group Holdings Ltd.	72,700	2,633,194
		8,154,105
Life & Health Insurance - 20.0%
AFLAC, Inc.	176,200	7,941,334
American Equity Investment Life Holding Co.	19,800	229,086
Lincoln National Corp.	101,430	6,156,801
Manulife Financial Corp.	72,522	2,363,379
MetLife, Inc. (d)	183,500	10,098,005
Protective Life Corp.	13,300	612,199
Prudential Financial, Inc.	106,000	7,781,460
Shin Kong Financial Holding Co. Ltd.	393,403	340,836
StanCorp Financial Group, Inc.	20,100	936,057
T&D Holdings, Inc.	6,700	497,100
		36,956,257
Multi-Line Insurance - 18.0%
American Financial Group, Inc., Ohio	27,600	1,289,472
American International Group, Inc.	247,800	15,814,595
Assurant, Inc.	36,800	1,893,360
Genworth Financial, Inc. Class A (non-vtg.)	79,200	2,726,856
Hartford Financial Services Group, Inc.	124,200	10,663,812
HCC Insurance Holdings, Inc.	24,800	805,752
		33,193,847
Property & Casualty Insurance - 36.7%
ACE Ltd.	216,449	11,657,943
Admiral Group PLC	60,300	777,333
Alleghany Corp.	1,572	443,383
Allied World Assurance Co. Holdings Ltd.	800	30,840

	Shares	Value (Note 1)
Allstate Corp. (d)	123,600	$7,161,384
AMBAC Financial Group, Inc.	14,950	1,294,521
Aspen Insurance Holdings Ltd.	156,400	3,867,772
Axis Capital Holdings Ltd.	112,500	3,648,375
Berkshire Hathaway, Inc. Class A (a)	9	864,873
Catlin Group Ltd.	152,000	1,366,113
Fidelity National Financial, Inc.	26,484	1,065,451
Fidelity National Title Group, Inc. Class A (d)	29,702	598,792
Markel Corp. (a)	3,000	1,089,990
MBIA, Inc.	54,000	3,328,020
Navigators Group, Inc. (a)	20,700	953,856
Old Republic International Corp.	78,725	1,645,353
Philadelphia Consolidated Holdings Corp. (a)	18,800	679,808
RLI Corp.	19,900	973,110
Specialty Underwriters' Alliance, Inc. (a)	81,800	651,128
The Chubb Corp.	129,058	6,473,549
The St. Paul Travelers Companies, Inc.	216,891	9,521,515
United America Indemnity Ltd. Class A (a)	47,500	1,020,300
W.R. Berkley Corp.	148,643	5,202,505
XL Capital Ltd. Class A	51,900	3,406,716
		67,722,630
Reinsurance - 14.3%
Benfield Group PLC	123,100	864,939
Endurance Specialty Holdings Ltd.	194,400	6,273,288
Everest Re Group Ltd.	36,500	3,430,270
IPC Holdings Ltd.	49,000	1,369,550
Max Re Capital Ltd.	35,900	833,239
Montpelier Re Holdings Ltd.	25,700	463,885
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,200	783,346
PartnerRe Ltd.	42,500	2,732,750
Platinum Underwriters Holdings Ltd.	145,825	4,331,003
RAM Holdings Ltd.	22,500	296,775
Reinsurance Group of America, Inc.	34,800	1,798,464
RenaissanceRe Holdings Ltd.	19,795	1,019,443
Scottish Re Group Ltd.	135,000	1,225,800
Swiss Reinsurance Co. (Reg.)	8,313	634,266
Transatlantic Holdings, Inc.	6,562	403,038
		26,460,056
TOTAL INSURANCE		172,486,895
THRIFTS & MORTGAGE FINANCE - 2.1%
Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp. (d)	29,200	1,689,804
Radian Group, Inc.	20,000	1,197,600
The PMI Group, Inc.	22,500	972,900
		3,860,304
TOTAL COMMON STOCKS (Cost $138,884,403)		184,399,654
Money Market Funds - 10.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.31% (b)	299,039	$299,039
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	19,463,775	19,463,775
TOTAL MONEY MARKET FUNDS (Cost $19,762,814)		19,762,814
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $158,647,217)	204,162,468
NET OTHER ASSETS - (10.5)%	(19,461,921)
NET ASSETS - 100%	$184,700,547
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$19,242
Fidelity Securities Lending Cash Central Fund	18,612
Total	$37,854
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.6%
Bermuda	17.4%
Cayman Islands	7.6%
Canada	1.3%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,126,452) - See accompanying schedule: Unaffiliated issuers (cost $138,884,403)	$184,399,654
Affiliated Central Funds (cost $19,762,814)	19,762,814
Total Investments (cost $158,647,217)		$204,162,468
Foreign currency held at value (cost $2)		2
Receivable for fund shares sold		167,368
Dividends receivable		244,420
Interest receivable		592
Prepaid expenses		182
Other receivables		3,137
Total assets		204,578,169

Liabilities
Payable for fund shares redeemed	247,313
Accrued management fee	85,354
Other affiliated payables	58,288
Other payables and accrued expenses	22,892
Collateral on securities loaned, at value	19,463,775
Total liabilities		19,877,622

Net Assets		$184,700,547
Net Assets consist of:
Paid in capital		$127,937,799
Undistributed net investment income		568,695
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,678,583
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,515,470
Net Assets, for 2,692,413 shares outstanding		$184,700,547
Net Asset Value, offering price and redemption price per share ($184,700,547 ÷ 2,692,413 shares)		$68.60

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$1,508,735
Interest		16
Income from affiliated Central Funds		37,854
Total income		1,546,605

Expenses
Management fee	$544,363
Transfer agent fees	318,829
Accounting and security lending fees	48,373
Independent trustees' compensation	380
Custodian fees and expenses	7,801
Registration fees	23,191
Audit	16,414
Legal	1,918
Miscellaneous	6,981
Total expenses before reductions	968,250
Expense reductions	(1,994)	966,256
Net investment income (loss)		580,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,327,282
Foreign currency transactions	(2,342)
Total net realized gain (loss)		11,324,940
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,196,911)
Assets and liabilities in foreign currencies	(271)
Total change in net unrealized appreciation (depreciation)		(11,197,182)
Net gain (loss)		127,758
Net increase (decrease) in net assets resulting from operations		$708,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$580,349	$2,044,551
Net realized gain (loss)	11,324,940	6,240,077
Change in net unrealized appreciation (depreciation)	(11,197,182)	15,534,827
Net increase (decrease) in net assets resulting from operations	708,107	23,819,455
Distributions to shareholders from net investment income	(173,810)	(1,925,489)
Distributions to shareholders from net realized gain	(1,274,609)	(4,025,157)
Total distributions	(1,448,419)	(5,950,646)
Share transactions Proceeds from sales of shares	34,243,481	160,969,117
Reinvestment of distributions	1,391,653	5,726,500
Cost of shares redeemed	(59,134,338)	(149,078,874)
Net increase (decrease) in net assets resulting from share transactions	(23,499,204)	17,616,743
Redemption fees	13,002	64,892
Total increase (decrease) in net assets	(24,226,514)	35,550,444

Net Assets
Beginning of period	208,927,061	173,376,617
End of period (including undistributed net investment income of $568,695 and undistributed net investment income of $356,778, respectively)	$184,700,547	$208,927,061
Other Information Shares
Sold	508,604	2,435,562
Issued in reinvestment of distributions	20,883	85,883
Redeemed	(877,440)	(2,270,942)
Net increase (decrease)	(347,953)	250,503

Financial Highlights

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$68.72	$62.15	$59.67	$41.06	$50.79	$47.12
Income from Investment Operations
Net investment income (loss)E	.20	.70 F	.23	.08	.02	.13
Net realized and unrealized gain (loss)	.18	7.71	2.92	19.88	(8.14)	3.83
Total from investment operations	.38	8.41	3.15	19.96	(8.12)	3.96
Distributions from net investment income	(.06)	(.60)	(.10)	(.08)	(.09)	(.03)
Distributions from net realized gain	(.44)	(1.26)	(.59)	(1.29)	(1.55)	(.30)
Total distributions	(.50)	(1.86)	(.69)	(1.37)	(1.64)	(.33)
Redemption fees added to paid in capital E	- I	.02	.02	.02	.03	.04
Net asset value, end of period	$68.60	$68.72	$62.15	$59.67	$41.06	$50.79
Total Return B, C, D	.57%	13.68%	5.35%	49.04%	(16.41)%	8.56%
Ratios to Average Net Assets G
Expenses before reductions	1.01% A	1.03%	1.05%	1.24%	1.26%	1.20%
Expenses net of fee waivers, if any	1.01% A	1.03%	1.05%	1.24%	1.26%	1.20%
Expenses net of all reductions	1.00% A	1.02%	1.04%	1.23%	1.24%	1.17%
Net investment income (loss)	.60% A	1.08% F	.39%	.16%	.05%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$184,701	$208,927	$173,377	$151,875	$88,150	$143,213
Portfolio turnover rate	45% A	44%	50%	59%	95%	104%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Select Home Finance, Financial Services, and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. During the period, each Fund also calculated a NAV each hour on the hour (commencing at 10:00 a.m. Eastern time until one hour prior to the close of business on the NYSE). Effective October 1, 2006, each Fund will eliminate the hourly NAV calculation. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Banking Portfolio	$308,943,989	$110,721,606	$(3,639,113)	$107,082,493
Brokerage and Investment Management Portfolio	865,213,475	162,108,196	(12,442,252)	149,665,944
Financial Services Portfolio	352,644,811	138,587,785	(8,853,023)	129,734,762
Home Finance Portfolio	230,343,084	64,575,544	(8,159,758)	56,415,786
Insurance Portfolio	159,463,314	47,735,443	(3,036,289)	44,699,154

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	194,188,404	156,602,170
Brokerage and Investment Management Portfolio	451,105,858	712,157,485
Financial Services Portfolio	77,520,676	88,209,257
Home Finance Portfolio	45,929,493	71,231,517
Insurance Portfolio	43,135,395	67,015,779

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.27%	.57%
Brokerage and Investment Management Portfolio	.30%	.27%	.57%
Financial Services Portfolio	.30%	.27%	.57%
Home Finance Portfolio	.30%	.27%	.57%
Insurance Portfolio	.30%	.27%	.57%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.28%
Brokerage and Investment Management Portfolio	.26%
Financial Services Portfolio	.29%
Home Finance Portfolio	.30%
Insurance Portfolio	.33%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Exchange Fees. During the period, FSC received the proceeds of a $7.50 fee to cover administrative costs associated with exchanges out of the Funds to any other Fidelity Select fund or to any other Fidelity fund made through non-automated channels. Effective October 1, 2006, the exchange fees will be eliminated. For the period, exchange fees retained by FSC were as follows:

Retained by FSC
Banking Portfolio	$ 1,793
Brokerage and Investment Management Portfolio	7,845
Financial Services Portfolio	1,883
Home Finance Portfolio	2,078
Insurance Portfolio	1,275

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$568
Brokerage and Investment Management Portfolio	1,675
Financial Services Portfolio	444
Home Finance Portfolio	755
Insurance Portfolio	1,389

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$7,991,879	5.10%	$37,395
Home Finance Portfolio	Borrower	9,896,000	4.65%	1,277

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Banking Portfolio	$ 507
Brokerage and Investment Management Portfolio	1,553
Financial Services Portfolio	675
Home Finance Portfolio	408
Insurance Portfolio	281

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to:

Banking Portfolio	$13,628
Brokerage and Investment Management Portfolio	324,765
Financial Services Portfolio	33,169
Home Finance Portfolio	20,561
Insurance Portfolio	18,612

Semiannual Report

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Brokerage and Investment Management Portfolio	$4,020,000	5.30%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Banking Portfolio	$28,094	$339	$1,230
Brokerage and Investment Management Portfolio	36,084	-	2,422
Financial Services Portfolio	18,311	-	5,871
Home Finance Portfolio	769	-	2,042
Insurance Portfolio	1,151	-	843

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Select Portfolios' shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	13,182,341,755.09	94.980
Withheld	696,736,162.41	5.020
TOTAL	13,879,077,917.50	100.000
Albert R. Gamper, Jr.
Affirmative	13,177,593,614.43	94.946
Withheld	701,484,303.07	5.054
TOTAL	13,879,077,917.50	100.000
Robert M. Gates
Affirmative	13,141,235,622.81	94.684
Withheld	737,842,294.69	5.316
TOTAL	13,879,077,917.50	100.000
George H. Heilmeier
Affirmative	13,140,073,210.00	94.675
Withheld	739,004,707.50	5.325
TOTAL	13,879,077,917.50	100.000
Edward C. Johnson 3d
Affirmative	13,106,284,587.54	94.432
Withheld	772,793,329.96	5.568
TOTAL	13,879,077,917.50	100.000
Stephen P. Jonas
Affirmative	13,168,282,872.88	94.879
Withheld	710,795,044.62	5.121
TOTAL	13,879,077,917.50	100.000
James H. KeyesB
Affirmative	13,164,603,089.66	94.852
Withheld	714,474,827.84	5.148
TOTAL	13,879,077,917.50	100.000
Marie L. Knowles
Affirmative	13,169,356,779.66	94.886
Withheld	709,721,137.84	5.114
TOTAL	13,879,077,917.50	100.000
Ned C. Lautenbach
Affirmative	13,166,485,155.52	94.866
Withheld	712,592,761.98	5.134
TOTAL	13,879,077,917.50	100.000
William O. McCoy
Affirmative	13,129,548,996.59	94.600
Withheld	749,528,920.91	5.400
TOTAL	13,879,077,917.50	100.000
Robert L. Reynolds
Affirmative	13,180,813,649.06	94.969
Withheld	698,264,268.44	5.031
TOTAL	13,879,077,917.50	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	13,170,500,616.42	94.895
Withheld	708,577,301.08	5.105
TOTAL	13,879,077,917.50	100.000
William S. Stavropoulos
Affirmative	13,143,284,328.22	94.699
Withheld	735,793,589.28	5.301
TOTAL	13,879,077,917.50	100.000
Kenneth L. Wolfe
Affirmative	13,162,946,758.47	94.840
Withheld	716,131,159.03	5.160
TOTAL	13,879,077,917.50	100.000
PROPOSAL 9A & 10A
To modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments).
Banking Portfolio
	# of Votes	% of Votes
Affirmative	169,347,655.70	78.441
Against	15,304,588.89	7.089
Abstain	9,861,771.47	4.568
Broker Non-Votes	21,378,320.82	9.902
TOTAL	215,892,336.88	100.000
Home Finance Portfolio
	# of Votes	% of Votes
Affirmative	124,571,494.04	80.299
Against	8,458,103.51	5.452
Abstain	6,962,928.43	4.488
Broker Non-Votes	15,142,939.20	9.761
TOTAL	155,135,465.18	100.000
PROPOSAL 9B & 10B
To modify the fund's investment concentration policy.
Banking Portfolio
	# of Votes	% of Votes
Affirmative	169,194,304.87	78.370
Against	15,339,699.77	7.105
Abstain	9,980,011.42	4.623
Broker Non-Votes	21,378,320.82	9.902
TOTAL	215,892,336.88	100.000
Home Finance Portfolio
	# of Votes	% of Votes
Affirmative	124,140,803.97	80.021
Against	8,317,343.44	5.361
Abstain	7,534.378.57	4.857
Broker Non-Votes	15,142,939.20	9.761
TOTAL	155,135,465.18	100.000
ADenotes trust-wide proposal and voting results. BEffective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Banking
Select Brokerage and Investment Management
Select Financial Services
Select Home Finance
Select Insurance

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Financial Services Portfolio), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index (or a Goldman Sachs index, in the case of Financial Services Portfolio) ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Financial Services Portfolio), the fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Banking Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Brokerage and Investment Management Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Financial Services Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Home Finance Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund's exposure to a narrow market sector, the Board focused its review on the fund's relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Insurance Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

Financial Services Portfolio

Semiannual Report

Home Finance Portfolio

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-8888

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)   Automated line for quickest service

SELFIN-USAN-1006
1.813665.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 1. Reports to Stockholders

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 20, 2006